UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195
SA Funds – Investment Trust
(Exact name of registrant as specified in charter)
3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)
Steven K. McGinnis Chief Compliance Officer SA Funds – Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA 95128
(Name and address of agent for service)

Copies to:
Thomas Reyes Vice President and Counsel State Street Bank and Trust Company 2 Avenue de Lafayette, 6th Floor Boston, Massachusetts 02111		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, NW, 2nd Floor Washington, D.C. 20036

Registrant’s Telephone Number, Including Area Code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2006 (UNAUDITED)

		FACE AMOUNT	VALUE
BONDS AND NOTES — 93.6%
Austria — 7.3%
ASFINAG, 3.250%, 10/19/09	EUR	4,000,000	$4,803,890
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,260,000,000	10,975,346
Pfandbrief Ost Land Hypo, 1.600%, 2/15/11	JPY	1,500,000,000	12,896,029
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	6,312,603
			34,987,868
Belgium — 2.8%
Belgium Kingdom, 3.000%, 3/28/10	EUR	10,000,000	11,909,805
Belgium Kingdom, 3.750%, 3/28/09	EUR	1,100,000	1,348,032
			13,257,837
Canada — 9.0%
Canada Housing Trust, 4.650%, 9/15/09	CAD	14,000,000	12,168,815
GE Capital Canada Funding Co., 3.650%, 6/07/10	CAD	10,000,000	8,312,103
Government of Canada, 3.250%, 12/01/06	CAD	10,100,000	8,615,908
Province of British Columbia Canada, 5.250%, 12/01/06	CAD	700,000	604,510
Province of Ontario, 5.200%, 3/08/07	CAD	1,300,000	1,125,627
Province of Ontario, 6.200%, 11/19/09	CAD	13,000,000	11,873,616
			42,700,580
Denmark — 3.0%
Kingdom of Denmark, 4.000%, 8/15/08	DKK	73,000,000	12,012,482
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,439,990
			14,452,472
Finland — 1.7%
Republic of Finland, 4.750%, 3/06/07	USD	8,197,000	8,159,614

France — 8.2%
Caisse d’Amortissement de la Dette Sociale, 3.125%, 7/12/10	EUR	9,300,000	11,094,970
ERAP, 3.750%, 4/25/10	EUR	3,600,000	4,402,146
Republic of France, 2.500%, 7/12/10	EUR	9,700,000	11,299,149
Republic of France, 3.500%, 1/12/09	EUR	1,400,000	1,703,944
Total Capital SA, 2.375%,6/23/10	CHF	7,000,000	5,379,750
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,539,278
UNEDIC, 3.000%, 2/02/10	EUR	3,000,000	3,569,846
			38,989,083
Germany — 12.8%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	7,450,534
Bayerische Landesbank, 5.750%, 6/02/10	EUR	3,500,000	4,592,833
Bundesobligation, 2.500%, 10/08/10	EUR	8,200,000	9,522,735
DSL Bank AG, 1.750%, 10/07/09	JPY	340,000,000	2,957,559
KfW Bankengruppe, 1.850%, 9/20/10	JPY	1,020,000,000	8,894,353
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	376,370
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	100,000,000	869,408
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 4.500%, 1/26/09	CAD	4,130,000	3,543,519
Landwirtschaftliche Rentenbank, 4.250%, 9/01/09	CAD	13,100,000	11,199,837
LB Baden-Wuerttmberg, 3.000%, 12/22/08	CHF	15,000,000	11,777,738
			61,184,886
Japan — 4.1%
Toyota Credit Canada Inc., 4.250%, 6/17/09	CAD	4,900,000	4,184,435
Toyota Credit Canada, Inc., 4.750%, 6/29/09	CAD	2,800,000	2,427,028
Toyota Motor Credit Corp., 0.550%, 6/30/10	JPY	1,560,000,000	12,841,603
			19,453,066
Netherlands — 7.4%
Bank Nederlandse Gemeenten NV, 3.000%, 4/15/10	EUR	6,800,000	8,074,855
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,024,552
Netherlands Government, 5.500%, 7/15/10	EUR	10,600,000	13,865,372
Rabobank Nederland - Cooperative Centrale Raiffeisen-Boerenleenbank B.A., 4.250%, 1/05/09	CAD	12,200,000	10,419,904
			35,384,683
Norway — 2.7%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,495,000,000	13,006,188

Supranational — 6.8%
African Development Bank, 1.950%, 3/23/10	JPY	800,000,000	6,970,509
European Investment Bank, 4.000%, 4/15/09	SEK	70,000,000	9,196,837
European Investment Bank, 5.000%, 6/10/10	DKK	20,000,000	3,417,304
Interamerican Development Bank, 1.900%, 7/08/09	JPY	810,000,000	7,082,190
Interamerican Development Bank, 5.625%, 6/29/09	CAD	6,700,000	6,000,136
			32,666,976
Sweden — 7.1%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	8,242,419
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	9,619,423
Government of Sweden, 6.500%, 5/05/08	SEK	20,000,000	2,757,378
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,264,583
Swedish Export Credit Corp., 2.750%, 5/30/07	EUR	6,500,000	7,853,644
			33,737,447
United Kingdom — 7.4%
Bank of England, 2.500%, 1/28/08	EUR	5,000,000	5,983,130
BP Capital Plc, 1.250%, 12/29/09	CHF	9,500,000	7,042,529

		FACE AMOUNT	VALUE
BONDS AND NOTES (Continued)
United Kingdom (Continued)
Glaxosmithkline Capital Kabuskiki Kaisha, 3.250%, 6/03/09	EUR	7,300,000	$8,768,694
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	13,308,146
			35,102,499
United States — 13.3%
Federal Home Loan Bank, 2.750%, 11/15/06	USD	8,000,000	7,885,848
Federal Home Loan Bank, 3.750%, 1/16/07	USD	2,200,000	2,177,019
Federal Home Loan Mortgage Corp., 2.750%, 10/15/06	USD	7,000,000	6,913,907
Federal Home Loan Mortgage Corp., 3.750%, 11/15/06	USD	3,000,000	2,975,322
Federal Home Loan Mortgage Corp., 5.750%, 9/15/10	USD	10,000,000	13,167,763
Federal National Mortgage Association, 3.000%, 11/22/06	USD	6,000,000	5,921,334
Federal National Mortgage Association, 5.000%, 1/15/07	USD	5,000,000	4,995,250
Fleetboston Financial Corp., 4.875%, 12/01/06	USD	8,100,000	8,081,338
General Electric Capital Corp., 1.750%, 2/12/10	CHF	9,000,000	6,795,458
General Electric Capital Corp., 2.750%, 8/17/10	SEK	15,000,000	1,860,531
General Electric Capital Corp., 3.250%, 1/28/10	SEK	22,000,000	2,796,906
			63,570,675
TOTAL BONDS AND NOTES (Identified Cost $452,680,575)			446,653,874

SHORT-TERM INVESTMENTS — 5.5%
United States — 5.5%
Beta Finance, Inc., 4.560%, 7/24/06		4,000,000	$3,938,440
Danske Corp., 4.560%, 7/28/06		3,500,000	3,444,455
Deutsche Bank AG, 5.020%, 2/21/07		2,100,000	2,095,842
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		7,457,232	7,457,232
Wells Fargo Bank NA, 4.850%, 1/30/07		9,500,000	9,470,645

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $26,447,160)			26,406,615

Total Investments — 99.1% (Identified Cost $479,127,735)#			473,060,489

Cash and Other Assets, Less liabilities — 0.9%			4,095,359

Net Assets — 100.0%			$477,155,848

#                 At March 31, 2006 the aggregate cost of investment securities for income tax purposes was $479,127,735. Net unrealized depreciation aggregated $6,067,246 of which $4,570,049 related to appreciated investment securities and $10,637,295 related to depreciated investment securities.

Key to abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

SA Fixed Income Fund

Ten Largest Industry Holdings at March 31, 2006

(As a percentage of Net Assets):

Industry	Percentage

Banks	21.5%
Financial Services	15.4%
Foreign Government/Agency – Germany	9.6%
Government Agency	9.2%
Foreign Government/Agency – Canada	7.2%
Foreign Government/Agency – Sweden	5.4%
Foreign Government/Agency – Austria	4.6%
Foreign Government/Agency – France	4.4%
Foreign Government/Agency –Denmark	3.0%
Oil & Gas	2.9%

At March 31, 2006 the SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized (Appreciation/Depreciation)
Canadian Dollar	(sell)	4/25/2006	95,434,234	$82,820,649	$81,860,998	$959,651
Swiss Franc	(sell)	4/25/2006	34,942,091	$26,987,728	$26,891,977	95,751
Swiss Franc	(sell)	4/25/2006	2,959,253	$2,302,777	$2,277,487	25,290
Swiss Franc	(sell)	4/25/2006	6,377,416	$4,900,955	$4,908,159	(7,204)
Swiss Franc	(sell)	4/25/2006	7,179,830	$5,461,774	$5,525,709	(63,935)
Danish Krone	(sell)	4/25/2006	113,790,627	$18,403,521	$18,535,594	(132,073)
Danish Krone	(sell)	4/25/2006	18,668,547	$3,039,144	$3,040,959	(1,815)
Euro	(sell)	4/25/2006	114,016,966	$137,781,522	$138,601,804	(820,282)
Japanese Yen	(sell)	4/25/2006	9,810,313,210	$84,040,616	$83,808,121	232,495
Japanese Yen	(sell)	4/25/2006	157,848,942	$1,344,196	$1,348,481	(4,285)
Swedish Krona	(sell)	4/25/2006	318,187,405	$40,984,624	$41,037,686	(53,062)
						$230,531

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.5%
Advertising — 0.2%
aQuantive, Inc.*	1,800	$42,372
Getty Images, Inc.*	1,600	119,808
Interpublic Group of Cos., Inc.*	13,570	129,729
Lamar Advertising Co. Class A*	2,300	121,026
Omnicom Group, Inc.	5,200	432,900
		845,835
Aerospace/Defense — 1.7%
AAR Corp.*	1,100	31,328
Alliant Techsystems, Inc.*	875	67,524
Armor Holdings, Inc.*	400	23,316
BE Aerospace, Inc.*	2,400	60,288
Boeing Co.	27,400	2,135,282
Ceradyne, Inc.*	300	14,970
Curtiss-Wright Corp.	38	2,515
DRS Technologies, Inc.	618	33,910
General Dynamics Corp.	10,400	665,392
Goodrich Corp.	4,200	183,162
Hexcel Corp.*	3,100	68,107
Honeywell International, Inc.	28,700	1,227,499
Moog, Inc. Class A*	500	17,745
Northrop Grumman Corp.	11,444	781,511
Orbital Sciences Corp.*	1,100	17,402
Raytheon Co.	14,400	660,096
Rockwell Collins	5,700	321,195
Teledyne Technologies, Inc.*	1,700	60,520
Triumph Group, Inc.*	200	8,852
United Technologies Corp.	34,600	2,005,762
		8,386,376
Agricultural Operations — 0.2%
AGCO Corp.*	2,600	53,924
Delta & Pine Land Co.	500	15,080
Monsanto Co.	8,017	679,441
UAP Holding Corp.	2,600	55,900
		804,345
Airlines — 0.2%
AirTran Holdings, Inc.*	2,400	43,464
Alaska Air Group, Inc.*	700	24,815
AMR Corp.*	6,300	170,415
Continental Airlines, Inc. Class B*	3,100	83,390
ExpressJet Holdings, Inc.*	700	5,208
JetBlue Airways Corp.*	5,750	61,640
SkyWest, Inc.	1,900	55,613
Southwest Airlines Co.	26,500	476,735
		921,280
Appliances — 0.0%
Maytag Corp.	1,400	29,862
Whirlpool Corp.	1,700	155,499
		185,361
Auto & Related — 0.8%
A.S.V. ,Inc.*	1,000	32,220
Aaron Rents, Inc.	500	13,585
Adesa, Inc.	2,200	58,828
Advance Auto Parts, Inc.	3,700	154,068
American Axle & Manufacturing Holdings, Inc.	1,100	18,843
ArvinMeritor, Inc.	2,100	31,311
Asbury Automotive Group, Inc.*	900	17,748
AutoZone, Inc.*	2,000	199,380
BorgWarner, Inc.	1,200	72,048
CarMax, Inc.*	3,573	116,766
CSK Auto Corp.*	500	6,935
Cummins Engine Co., Inc.	1,200	126,120
Dana Corp.	4,500	6,795
Dollar Thrifty Automotive Group, Inc.*	500	22,700
Ford Motor Co.	52,800	420,288
General Motors Corp.	17,800	378,606
Harley-Davidson, Inc.	9,300	482,484
Johnson Controls, Inc.	6,600	501,138
Lear Corp.	1,700	30,141
Monaco Coach Corp.	400	5,360
Navistar International Corp.*	1,800	49,644
O’Reilly Automotive, Inc.*	3,600	131,616
Oshkosh Truck Corp.	1,600	99,584
PACCAR, Inc.	4,825	340,066
Proliance International, Inc.*	94	513
Rent-A-Center, Inc.*	1,850	47,341
Superior Industries International, Inc.	300	5,808
Tenneco Automotive, Inc.*	1,500	32,535
Thor Industries, Inc.	1,600	85,376
TRW Automotive Holdings Corp.*	2,800	65,240
United Auto Group, Inc.	1,600	68,800
United Rentals, Inc.*	2,200	75,900
Visteon Corp.*	3,600	16,560
Wabash National Corp.	300	5,925
Winnebago Industries, Inc.	400	12,136
		3,732,408
Banks/Savings & Loans — 5.4%
Accredited Home Lenders Holding Co.*	100	5,118
Alabama National BanCorp.	300	20,520
AMCORE Financial, Inc.	500	15,810
Associated Banc-Corp.	4,619	156,954
Astoria Financial Corp.	3,700	114,552
BancorpSouth, Inc.	2,700	64,827
Bank of America Corp.	167,175	7,613,149
Bank of New York Co., Inc.	27,800	1,001,912
BankAtlantic Bancorp, Inc. Class A	1,200	17,268
BankUnited Financial Corp. Class A	500	13,520
BB&T Corp.	19,579	767,497
BOK Financial Corp.	2,242	106,607
Boston Private Financial Holdings, Inc.	300	10,137
Brookline Bancorp, Inc.	1,500	23,235
Capitol Federal Financial	2,500	80,750
Cathay Bancorp, Inc.	950	35,758
Central Pacific Financial Corp.	300	11,016
Chemical Financial Corp.	315	10,178
Chittenden Corp.	1,625	47,076
City National Corp.	1,200	92,148
Comerica, Inc.	5,900	342,023
Commerce Bancshares, Inc.	1,876	96,933
Community Bank Systems, Inc.	400	8,932
Compass Bancshares, Inc.	4,400	222,684
Corus Bankshares, Inc.	800	47,552
CVB Financial Corp.	2,197	37,569
Dime Community Bancshares	600	8,622
Downey Financial Corp.	300	20,190
East West Bancorp, Inc.	1,200	46,260
Fifth Third Bancorp	20,037	788,656
First Charter Corp.	600	14,820
First Community Bancorp	200	11,532
First Financial Bancorp	630	10,483
First Horizon National Corp.	3,400	141,610
First Niagara Financial Group, Inc.	3,500	51,310
First Republic Bank	300	11,346
FirstFed Financial Corp.*	300	17,943
Flagstar Bancorp, Inc.	1,200	18,120
FNB Corp.	1,851	31,652
Frontier Financial Corp.	1,000	33,040
Fulton Financial Corp.	5,588	96,114

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Glacier Bancorp, Inc.	250	$7,763
Golden West Financial Corp.	11,100	753,690
Greater Bay Bancorp	900	24,966
Hancock Holding Co.	400	18,608
Hanmi Financial Corp.	1,407	25,410
Harbor Florida Bancshares, Inc.	300	11,361
Harleysville National Corp.	441	10,028
Hudson City Bancorp, Inc.	21,207	281,841
Huntington Bancshares, Inc.	7,800	188,214
Independence Community Bank Corp.	2,184	91,029
International Bancshares Corp.	1,500	43,095
M&T Bank Corp.	3,000	342,420
MAF Bancorp, Inc.	400	17,508
Main Street Banks, Inc.	200	5,176
Marshall & Ilsley Corp.	7,400	322,492
MB Financial, Inc.	450	15,930
Mercantile Bankshares Corp.	4,150	159,568
Mid-State Bancshares	200	5,886
National Penn Bancshares, Inc.	1,625	34,580
NBT Bancorp, Inc.	600	13,950
New York Community Bancorp, Inc.	9,065	158,819
NewAlliance Bancshares, Inc.	3,600	51,948
North Fork Bancorporation, Inc.	15,336	442,137
Northern Trust Corp.	7,400	388,500
Northwest Bancorp, Inc.	900	22,284
Ocwen Financial Corp.*	200	2,044
Old National Bancorp	2,307	49,923
Pacific Capital Bancorp	666	22,537
People’s Bank	3,600	117,900
PFF Bancorp, Inc.	450	15,170
PNC Bank Corp.	9,300	625,983
Provident Bankshares Corp.	400	14,580
Provident Financial Services, Inc.	2,300	41,630
Regions Financial Corp.	14,699	516,964
Republic Bancorp, Inc.	1,610	19,384
S&T Bancorp, Inc.	415	15,181
Sovereign Bancorp, Inc.	11,200	245,392
Sterling Bancshares, Inc.	1,500	27,075
Sterling Financial Corp.	660	19,140
Sun Trust Banks, Inc.	11,626	845,908
SVB Financial Group*	500	26,525
TCF Financial Corp.	3,600	92,700
TD Banknorth, Inc.	7,870	230,984
Texas Regional Bancshares, Inc. Class A	908	26,762
The Colonial BancGroup, Inc.	5,000	125,000
TrustCo Bank Corp. NY	2,380	28,965
Trustmark Corp.	1,300	41,132
U.S. Bancorp	61,715	1,882,307
UCBH Holdings, Inc.	2,800	52,976
UMB Financial Corp.	300	21,069
Umpqua Holdings Corp.	1,400	39,900
UnionBanCal Corp.	4,900	343,784
United Bankshares, Inc.	500	19,135
United Community Banks, Inc.	550	15,483
Valley National Bancorp	3,300	84,546
Wachovia Corp.	55,552	3,113,690
Washington Federal, Inc.	2,947	71,317
Washington Mutual, Inc.	33,834	1,442,005
Webster Financial Corp.	1,200	58,152
WesBanco, Inc.	100	3,281
Westamerica Bancorp.	700	36,344
Wintrust Financial Corp.	300	17,451
Zions Bancorp.	2,707	223,950
		26,278,895
Broadcasting — 0.8%
Charter Communications, Inc. Class A*	3,000	3,270
Citadel Broadcasting Corp.	4,300	47,687
Clear Channel Communications, Inc.	19,500	565,695
Comcast Corp. Class A*	46,325	1,211,862
Comcast Corp. Class A Special*	28,000	731,360
Crown Media Holdings, Inc. Class A*	2,400	15,216
Cumulus Media, Inc. Class A*	900	10,134
Discovery Holding Co. Class A*	8,040	120,600
Entravision Communications Corp.*	1,700	15,572
Gray Television, Inc.	500	4,200
Hearst-Argyle Television, Inc.	1,600	37,376
Liberty Global, Inc. Class A*	3,795	74,951
Liberty Global, Inc. Series C*	3,795	77,684
Lin TV Corp. Class A*	200	1,800
Mediacom Communications Corp.*	2,700	15,525
Radio One, Inc. Class A*	200	1,496
Radio One, Inc. Class D*	1,800	13,428
Salem Communications Corp. Class A*	200	3,002
Sinclair Broadcast Group, Inc. Class A	1,000	8,150
Spanish Broadcasting System, Inc. Class A*	400	2,212
The DIRECTV Group, Inc.*	50,099	821,624
TiVo, Inc.*	1,100	7,953
Univision Communications, Inc. Class A*	7,150	246,460
World Wrestling Federation Entertainment, Inc.	1,500	25,350
		4,062,607
Building & Construction — 0.8%
Beazer Homes USA, Inc.	600	39,420
Cavco Industries, Inc.*	100	4,859
Centex Corp.	3,500	216,965
Champion Enterprises, Inc.*	2,100	31,416
D.R. Horton, Inc.	11,200	372,064
Dycom Industries, Inc.*	700	14,875
ElkCorp	200	6,750
Emcor Group, Inc.*	600	29,796
Fleetwood Enterprises, Inc.*	2,200	24,574
Florida Rock Industries, Inc.	1,425	80,113
Granite Construction, Inc.	1,500	73,020
Hovnanian Enterprises, Inc. Class A*	1,000	43,930
Jacobs Engineering Group, Inc.*	1,200	104,088
KB HOME	3,300	214,434
Lafarge Corp.	1,700	142,800
Lennar Corp.	800	44,632
Lennar Corp. Class B	4,300	259,634
M.D.C. Holdings, Inc.	1,057	67,976
M/I Homes, Inc.	100	4,700
Martin Marietta Materials, Inc.	1,200	128,436
Masco Corp.	14,400	467,856
Meritage Corp.*	400	21,984
Modine Manufacturing Co.	400	11,800
NCI Building Systems, Inc.*	200	11,954
NVR, Inc.*	100	73,895
Pulte Corp.	8,300	318,886
Ryland Group, Inc.	1,200	83,280
Simpson Manufacturing Co., Inc.	800	34,640
Standard Pacific Corp.	1,400	47,068
Technical Olympic USA, Inc.	1,725	35,104
Texas Industries, Inc.	600	36,294
The Shaw Group, Inc.*	2,200	66,880
Toll Brothers, Inc.*	4,200	145,446
Trex Co., Inc.*	100	3,170
URS Corp.*	1,600	64,400

	SHARES	VALUE
COMMON STOCKS (Continued)
Building & Construction (Continued)
Vulcan Materials Co.	2,700	$233,955
Walter Industries, Inc.	1,400	93,268
Washington Group International, Inc.	300	17,217
WCI Communities, Inc.*	600	16,692
William Lyon Homes, Inc.*	200	19,136
		3,707,407
Business Services — 1.3%
Acxiom Corp.	3,000	77,520
ADVO, Inc.	400	12,800
Automatic Data Processing, Inc.	20,100	918,168
Banta Corp.	500	25,990
BEA Systems, Inc.*	15,000	196,950
BearingPoint, Inc.*	7,300	61,977
Brady Corp. Class A	1,600	59,936
Catalina Marketing Corp.	800	18,480
CDI Corp.	300	8,631
Ceridian Corp.*	4,800	122,160
ChoicePoint, Inc.*	3,266	146,153
Cintas Corp.	6,000	255,720
CSG Systems International, Inc.*	800	18,608
Ecolab, Inc.	8,200	313,240
Electronic Data Systems Corp.	18,800	504,404
Expeditors International of Washington, Inc.	2,800	241,892
Fair, Issac & Co., Inc.	1,600	63,392
First Data Corp.	27,579	1,291,249
Fiserv, Inc.*	5,450	231,897
Foundry Networks, Inc.*	5,100	92,616
FTI Consulting, Inc.*	1,100	31,383
Gartner, Inc. Class A*	3,400	47,430
Gevity HR, Inc.	200	4,892
Global Payments, Inc.	2,480	131,465
Harte-Hanks, Inc.	2,550	69,742
Hudson Highland Group, Inc.*	270	5,114
Iron Mountain, Inc.*	4,450	181,293
John H. Harland Co.	500	19,650
Keane, Inc.*	1,100	17,325
Kelly Services, Inc. Class A	500	13,585
Korn/Ferry International*	1,400	28,546
Manpower, Inc.	2,200	125,796
MAXIMUS, Inc.	400	14,392
MPS Group, Inc.*	2,900	44,370
Navigant Consulting, Inc.*	1,613	34,438
NCO Group, Inc.*	500	11,875
Paychex, Inc.	12,150	506,169
Resources Connection, Inc.*	1,600	39,856
Robert Half International, Inc.	4,900	189,189
SEI Investments Co.	2,700	109,431
Sirva, Inc.*	1,300	11,089
TeleTech Holdings, Inc.*	1,900	21,109
Tetra Tech, Inc.*	2,300	43,907
The Corporate Executive Board Co.	800	80,720
The Reynolds & Reynolds Co. Class A	1,500	42,600
Watson Wyatt & Co. Holdings	500	16,290
Westwood One, Inc.	2,200	24,288
		6,527,727
Chemicals — 1.3%
A. Schulman, Inc.	200	4,950
Air Products & Chemicals, Inc.	7,800	524,082
Airgas, Inc.	2,800	109,452
Albemarle Corp.	1,500	68,025
Arch Chemicals, Inc.	200	6,080
Ashland, Inc.	1,700	120,836
Cabot Corp.	1,400	47,586
Cabot Microelectronics Corp.*	300	11,130
Chemtura Corp.	7,478	88,091
Cytec Industries, Inc.	1,000	60,010
Dionex Corp.*	300	18,444
Dow Chemical Co.	34,700	1,408,820
E.I. du Pont de Nemours & Co.	33,100	1,397,151
Eastman Chemical Co.	2,900	148,422
Engelhard Corp.	4,100	162,401
Ferro Corp.	1,500	30,000
FMC Corp.	700	43,386
Georgia Gulf Corp.	600	15,594
H.B. Fuller Co.	500	25,670
Hercules, Inc.*	3,100	42,780
Kronos Worldwide, Inc.	722	21,920
Lubrizol Corp.	1,600	68,560
Lyondell Chemical Co.	7,355	146,365
MacDermid, Inc.	600	19,290
Minerals Technologies, Inc.	300	17,523
NL Industries, Inc.	800	8,504
Olin Corp.	2,100	45,087
OM Group, Inc.*	400	9,200
PolyOne Corp.*	3,100	28,892
Praxair, Inc.	11,000	606,650
Rohm & Haas Co.	6,800	332,316
RPM, Inc.	3,800	68,172
Sigma-Aldrich Corp.	1,700	111,843
Spartech Corp.	500	12,000
Symyx Technologies*	400	11,096
Terra Industries, Inc.*	2,400	16,920
The Mosaic Co.*	1,800	25,830
The Valspar Corp.	3,200	89,184
Tronox, Inc. Class B*	857	14,560
Valhi, Inc.	3,660	64,782
Westlake Chemical Corp.	2,100	72,555
		6,124,159
Commercial Services — 0.4%
Administaff ,Inc.	1,000	54,360
Advance America Cash Advance Centers ,Inc.	500	7,190
Alliance Data Systems Corp.*	2,100	98,217
Aramark Corp. Class B	4,100	121,114
Arbitron, Inc.	300	10,146
Central Parking Corp.	200	3,200
Convergys Corp.*	4,200	76,482
CoStar Group, Inc.*	200	10,378
Deluxe Corp.	1,100	28,787
Euronet Worldwide, Inc.*	400	15,132
Fluor Corp.	2,100	180,180
Hewitt Associates, Inc. Class A*	380	11,301
Labor Ready, Inc.*	2,300	55,085
Live Nation, Inc.*	2,300	45,632
Mobile Mini, Inc.*	1,000	30,920
Moody’s Corp.	10,000	714,600
NAVTEQ Corp.*	2,900	146,885
PHH Corp.*	1,467	39,169
Plexus Corp.*	800	30,056
Polycom, Inc.*	2,400	52,032
Quanta Services, Inc.*	4,000	64,080
R.H. Donnelley Corp.	1,859	108,250
Veritas DGC, Inc.*	700	31,773
Viad Corp.	400	13,712
Weight Watchers International, Inc.	2,700	138,780
		2,087,461

	SHARES	VALUE
COMMON STOCKS (Continued)
Communication Services — 0.0%
NTL ,Inc.*	6,750	$196,492

Communications Equipment — 0.2%
Andrew Corp.*	5,200	63,856
Arris Group, Inc.*	3,500	48,160
Atheros Communications, Inc.*	1,500	39,285
Ditech Communications Corp.*	300	3,135
Finisar Corp.*	9,500	47,025
Freescale Semiconductor, Inc. Class B*	6,779	188,253
Harmonic, Inc.*	900	5,733
Inter-Tel, Inc.	300	6,432
L-3 Communications Holdings, Inc.	4,100	351,739
Sonus Networks, Inc.*	12,300	67,404
Tekelec*	2,000	27,660
UTStarcom, Inc.*	3,200	20,128
ViaSat, Inc.*	200	5,730
		874,540
Computer Equipment — 1.3%
Adaptec, Inc.*	1,100	6,083
Advanced Digital Information Corp.*	800	7,024
Brocade Communications Systems, Inc.*	7,500	50,100
Electronics for Imaging, Inc.*	1,500	41,955
EMC Corp.*	86,032	1,172,616
Emulex Corp.*	2,500	42,725
Hutchinson Technology, Inc.*	400	12,068
Imation Corp.	500	21,455
Ingram Micro, Inc. Class A*	5,200	104,000
Insight Enterprises, Inc.*	1,000	22,010
Intel Corp.	205,000	3,966,750
Kronos, Inc.*	500	18,695
Maxtor Corp.*	7,000	66,920
McDATA Corp. Class A*	3,800	17,556
MEMC Electronic Materials, Inc.*	7,100	262,132
Mentor Graphics Corp.*	2,100	23,205
Palm, Inc.*	3,400	78,744
SanDisk Corp.*	5,400	310,608
Semtech Corp.*	3,700	66,193
Silicon Storage Technology, Inc.*	1,300	5,694
Synaptics, Inc.*	300	6,597
Varian Semiconductor Equipment Associates, Inc.*	1,950	54,756
Western Digital Corp.*	6,900	134,067
Whitney Holding Corp.	1,425	50,531
		6,542,484
Computer Services — 1.8%
Affiliated Computer Services, Inc. Class A*	4,300	256,538
Anteon International Corp.*	400	21,824
Avocent Corp.*	1,100	34,914
Black Box Corp.	300	14,415
Cadence Design Systems, Inc.*	9,500	175,655
Cisco Systems, Inc.*	221,400	4,797,738
Cognizant Technology Solutions Corp.*	4,700	279,603
Computer Sciences Corp.*	6,300	349,965
Compuware Corp.*	12,400	97,092
Diebold, Inc.	1,700	69,870
DST Systems, Inc.*	2,500	144,850
Extreme Networks, Inc.*	3,400	17,068
FactSet Research Systems, Inc.	1,050	46,568
Fidelity National Information Services, Inc.	6,500	263,575
GTECH Holdings Corp.	3,000	102,150
Intergraph Corp.*	700	29,162
Jack Henry & Associates, Inc.	3,100	70,897
Manhattan Associates, Inc.*	300	6,600
MICROS Systems, Inc.*	600	27,642
MTS Systems Corp.	152	6,358
NCR Corp.*	5,900	246,561
Network Appliance, Inc.*	12,700	457,581
Perot Systems Corp. Class A*	3,500	54,460
Sapient Corp.*	3,700	28,231
SRA International, Inc. Class A*	1,400	52,822
Sun Microsystems, Inc.*	117,700	603,801
Sybase, Inc.*	3,100	65,472
Syntel, Inc.	1,400	26,488
TALX Corp.	150	4,272
The BISYS Group, Inc.*	3,900	52,572
Trident Microsystems, Inc.*	2,700	78,462
Unisys Corp.*	10,900	75,101
Wind River Systems, Inc.*	2,300	28,635
		8,586,942
Computer Software — 3.7%
3Com Corp.*	12,400	63,488
Activision, Inc.*	8,644	119,201
Adobe Systems, Inc.*	21,608	754,551
Advent Software, Inc.*	400	11,368
Altiris, Inc.*	300	6,603
ANSYS, Inc.*	300	16,245
Autodesk, Inc.*	7,300	281,196
BMC Software, Inc.*	7,000	151,620
Borland Software Corp.*	2,200	11,880
CA, Inc.	19,900	541,479
CheckFree Corp.*	2,400	121,200
Citrix Systems, Inc.*	5,400	204,660
Dendrite International, Inc.*	1,400	19,110
Digitas, Inc.*	2,600	37,440
Electronic Arts, Inc.*	9,800	536,256
Epicor Software Corp.*	1,900	25,517
eResearch Technology, Inc.*	1,600	23,024
FileNET Corp.*	1,500	40,530
Hyperion Solutions Corp.*	1,200	39,120
Identix, Inc.*	700	5,572
Informatica Corp.*	2,400	37,320
Intermec ,Inc.*	1,800	54,918
Internet Security Systems, Inc.*	600	14,388
Intuit, Inc.*	6,100	324,459
Lawson Software, Inc.*	3,600	27,612
McAfee, Inc.*	5,300	128,949
Mercury Interactive Corp.*	2,200	76,560
Microsoft Corp.	361,900	9,847,299
Midway Games, Inc.*	2,400	22,128
National Instruments Corp.	1,750	57,085
NetIQ Corp.*	700	7,805
Novell, Inc.*	13,200	101,376
Nuance Communications, Inc.*	7,700	90,937
NVIDIA Corp.*	5,400	309,204
Openwave Systems, Inc.*	3,000	64,740
Opsware, Inc.*	3,400	29,138
Oracle Corp.*	175,160	2,397,940
Parametric Technology Corp.*	3,480	56,828
Per-Se Technologies, Inc.*	1,235	32,925
Progress Software Corp.*	1,300	37,817
Quality Systems, Inc.*	1,200	39,720
Quest Software, Inc.*	2,500	41,750
Red Hat, Inc.*	6,100	170,678
Symantec Corp.*	35,765	601,925
Take-Two Interactive Software, Inc.*	2,150	40,119
THQ, Inc.*	1,850	47,897
TIBCO Software, Inc.*	7,200	60,192

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Software (Continued)
Transaction Systems Architects, Inc. Class A*	900	$28,089
Verint Systems, Inc.*	1,000	35,370
Witness Systems, Inc.*	1,100	27,940
		17,823,168
Computers — 2.4%
Apple Computer, Inc.*	30,600	1,919,232
Dell, Inc.*	77,500	2,306,400
Gateway, Inc.*	11,100	24,309
Hewlett-Packard Co.	97,401	3,204,493
International Business Machines Corp.	48,400	3,991,548
		11,445,982
Construction Materials — 0.0%
Eagle Materials, Inc.	534	34,064
Eagle Materials, Inc. Class B	1,059	67,522
Universal Forest Products, Inc.	200	12,698
		114,284
Consumer Products — 2.1%
Avon Products, Inc.	15,600	486,252
Blyth, Inc.	500	10,510
Clorox Co.	4,900	293,265
Colgate-Palmolive Co.	17,700	1,010,670
Energizer Holdings, Inc.*	2,000	106,000
Estee Lauder Companies, Inc. Class A	3,800	141,322
Fortune Brands, Inc.	3,700	298,331
Fossil, Inc.*	1,600	29,728
Hasbro, Inc.	5,700	120,270
IDEXX Laboratories, Inc.*	800	69,088
International Flavors & Fragrances, Inc.	2,500	85,800
Jarden Corp.*	1,600	52,560
Mattel, Inc.	12,500	226,625
Newell Rubbermaid, Inc.	8,800	221,672
Playtex Products, Inc.*	3,100	32,457
Procter & Gamble Co.	116,805	6,730,304
Russ Berrie & Co., Inc.*	400	6,080
Spectrum Brands, Inc.*	1,500	32,580
The Scotts Co. Class A	2,200	100,672
The Yankee Candle Co., Inc.	1,100	30,107
Tupperware Corp.	1,700	35,003
		10,119,296
Containers & Glass — 0.0%
Crown Holdings, Inc.*	5,700	101,118
Owens-Illinois, Inc.*	4,600	79,902
Silgan Holdings, Inc.	600	24,102
		205,122
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	120,004
Graphic Packaging Corp.*	6,000	12,420
Longview Fibre Co.	900	23,256
Pactiv Corp.*	4,500	110,430
Sealed Air Corp.	1,900	109,953
Sonoco Products Co.	1,700	57,579
Tredegar Corp.	400	6,364
		440,006
Distribution/Wholesale — 0.2%
Aviall, Inc.*	300	11,424
Brightpoint, Inc.*	1,400	43,484
CDW Corp.	2,200	129,470
Fastenal Co.	5,100	241,434
Genuine Parts Co.	5,900	258,597
Grainger, Inc.	2,500	188,375
LKQ Corp.*	1,300	27,053
Owens & Minor, Inc.	500	16,385
ScanSource, Inc.*	100	6,041
SCP Pool Corp.	1,600	75,056
United Natural Foods, Inc.*	600	20,982
United Stationers, Inc.*	500	26,550
Watsco, Inc.	200	14,210
WESCO International, Inc.*	1,500	102,015
		1,161,076
Diversified Operations — 2.0%
3M Co.	25,800	1,952,802
Actuant Corp. Class A	200	12,244
Acuity Brands, Inc.	1,000	40,000
AMCOL International Corp.	1,000	28,800
Barnes Group, Inc.	400	16,200
Carlisle Cos., Inc.	600	49,080
Cendant Corp.	33,648	583,793
Chemed Corp.	400	23,736
Corning, Inc.*	55,700	1,498,887
Covanta Holding Corp.*	5,090	84,850
Crane Co.	1,300	53,313
Danaher Corp.	11,100	705,405
Esterline Technologies Corp.*	300	12,825
Federal Signal Corp.	900	16,650
Fidelity National Financial, Inc.	5,915	210,160
Florida East Coast Industries, Inc.	500	26,950
GenCorp, Inc.*	1,500	30,825
Griffon Corp.*	400	9,936
Harsco Corp.	1,000	82,620
Hawaiian Electric Industries, Inc.	2,800	75,964
Hillenbrand Industries, Inc.	1,500	82,485
Illinois Tool Works, Inc.	8,300	799,373
ITT Industries, Inc.	6,300	354,186
Jacuzzi Brands, Inc.*	2,100	20,643
Jefferson-Pilot Corp.	3,600	201,384
Lancaster Colony Corp.	500	21,000
Leucadia National Corp.	2,850	170,031
Lockheed Martin Corp.	14,200	1,066,846
Mathews International Corp. Class A	500	19,130
Pentair, Inc.	2,600	105,950
PerkinElmer, Inc.	4,500	105,615
PPG Industries, Inc.	5,600	354,760
Roper Industries, Inc.	2,000	97,260
Sensient Technologies Corp.	700	12,635
Teleflex, Inc.	900	64,467
Textron, Inc.	3,900	364,221
Trinity Industries, Inc.	1,600	87,024
Universal Corp.	500	18,385
Vector Group Ltd.	1,441	27,465
		9,487,900
Education — 0.1%
Apollo Group, Inc. Class A*	5,150	270,426
Career Education Corp.*	2,700	101,871
Corinthian Colleges, Inc.*	3,100	44,640
DeVry, Inc.*	2,400	54,648
Education Management Corp.*	2,600	108,160
ITT Educational Services, Inc.*	900	57,645
Laureate Education, Inc.*	1,000	53,380
Renaissance Learning, Inc.	500	9,000
Strayer Education, Inc.	200	20,452
Universal Technical Institute, Inc.*	1,000	30,100
		750,322
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	46,600

	SHARES	VALUE
COMMON STOCKS (Continued)
Electric Utilities (Continued)
Duquesne Light Holdings, Inc.	2,200	$36,300
Great Plains Energy, Inc.	2,700	76,005
MGE Energy, Inc.	200	6,636
NorthWestern Corp.	400	12,456
NSTAR	3,200	91,552
Weststar Energy, Inc.	1,900	39,539
		309,088
Electrical Equipment — 3.0%
A.O. Smith Corp.	300	15,840
Avid Technology, Inc.*	700	30,422
Axcelis Technologies, Inc.*	2,800	16,408
Checkpoint Systems, Inc.*	600	16,128
Credence Systems Corp.*	2,500	18,350
Fairchild Semiconductor Corp. Class A*	3,600	68,652
FLIR Systems, Inc.*	1,400	39,774
General Electric Co.	380,400	13,230,312
Genlyte Group, Inc.*	400	27,256
GrafTech International Ltd.*	1,100	6,710
Input/Output, Inc.*	2,700	26,217
Ionatron, Inc.*	2,300	31,073
Komag, Inc.*	1,000	47,600
Lincoln Electric Holdings, Inc.	900	48,591
Littelfuse, Inc.*	400	13,652
Microchip Technology, Inc.	6,750	245,025
Molex, Inc.	2,500	74,300
Molex, Inc. Class A	2,600	86,320
Paxar Corp.*	700	13,699
Power Integrations, Inc.*	400	9,912
Power-One, Inc.*	1,200	8,640
Rogers Corp.*	300	16,344
Veeco Instruments, Inc.*	400	9,340
Vicor Corp.	200	3,946
Xilinx, Inc.	11,200	285,152
		14,389,663
Electronics — 2.7%
Advanced Micro Devices, Inc.*	16,400	543,824
Aeroflex, Inc.*	2,400	32,952
Agere Systems, Inc.*	6,440	96,858
Agilent Technologies, Inc.*	16,800	630,840
Altera Corp.*	13,000	268,320
AMETEK, Inc.	2,500	112,400
Amkor Technology, Inc.*	6,400	55,296
Amphenol Corp. Class A	2,300	120,014
Analog Devices, Inc.	12,700	486,283
Anixter International, Inc.	600	28,668
Applied Materials, Inc.	57,100	999,821
Applied Micro Circuits Corp.*	10,300	41,921
Arrow Electronics, Inc.*	3,500	112,945
Atmel Corp.*	17,400	82,128
ATMI, Inc.*	500	15,100
Avnet, Inc.*	4,322	109,692
AVX Corp.	6,200	109,740
Belden CDT, Inc.	1,500	40,845
Benchmark Electronics, Inc.*	700	26,845
Blackboard, Inc.*	1,000	28,410
Broadcom Corp. Class A*	16,100	694,876
Brooks Automation, Inc.*	2,500	35,600
Coherent, Inc.*	400	14,044
Conexant Systems, Inc.*	16,217	55,949
Cree, Inc.*	2,600	85,306
Cubic Corp.	500	11,970
Cymer, Inc.*	500	22,720
Cypress Semiconductor Corp.*	4,900	83,055
DSP Group, Inc.*	500	14,505
Emerson Electric Co.	13,200	1,103,916
Entegris, Inc.*	4,217	44,869
eSPEED, Inc. Class A*	400	3,188
Exar Corp.*	600	8,568
FormFactor, Inc.*	1,100	43,252
Genesis Microchip, Inc.*	900	15,336
Gentex Corp.	5,600	97,776
Harman International Industries, Inc.	1,900	211,147
Hubbell, Inc. Class B	1,100	56,386
Integrated Device Technology, Inc.*	6,790	100,899
International Rectifier Corp.*	1,500	62,145
Intersil Corp. Class A	4,500	130,140
Jabil Circuit, Inc.*	6,500	278,590
KEMET Corp.*	1,500	14,205
KLA-Tencor Corp.	6,700	324,012
Lam Research Corp.*	4,600	197,800
Lattice Semiconductor Corp.*	1,600	10,656
Linear Technology Corp.	9,800	343,784
LSI Logic Corp.*	12,500	144,500
Maxim Integrated Products, Inc.	10,536	391,412
Micrel, Inc.*	2,800	41,496
Micron Technology, Inc.*	21,000	309,120
Microsemi Corp.*	1,700	49,487
MKS Instruments, Inc.*	1,300	30,459
Multi-Fineline Electronix, Inc.*	600	35,094
National Semiconductor Corp.	11,700	325,728
Newport Corp.*	600	11,316
Novellus Systems, Inc.*	4,556	109,344
OmniVision Technologies, Inc.*	1,000	30,200
ON Semiconductor Corp.*	10,600	76,956
PMC-Sierra, Inc.*	6,200	76,198
QLogic Corp.*	4,600	89,010
Rambus, Inc.*	4,400	173,096
Rockwell International Corp.	5,200	373,932
Sanmina Corp.*	15,820	64,862
Sigmatel, Inc.*	1,000	8,740
Silicon Image, Inc.*	2,600	26,806
Silicon Laboratories, Inc.*	1,100	60,445
Skyworks Solutions, Inc.*	4,400	29,876
Solectron Corp.*	31,100	124,400
Synopsys, Inc.*	4,900	109,515
Taser International, Inc.*	1,000	10,590
Tech Data Corp.*	1,300	47,983
Technitrol, Inc.	500	11,990
Tektronix, Inc.	2,000	71,420
Teradyne, Inc.*	5,900	91,509
Tessera Technologies, Inc.*	600	19,248
Texas Instruments, Inc.	51,600	1,675,452
Thermo Electron Corp.*	5,195	192,683
Thomas & Betts Corp.*	1,300	66,794
Trimble Navigation Ltd.*	950	42,798
TriQuint Semiconductor, Inc.*	1,900	9,348
Vishay Intertechnology, Inc.*	5,430	77,323
Vitesse Semiconductor Corp.*	7,500	26,850
Zoran Corp.*	700	15,316
		13,058,892
Energy — 1.5%
Centerpoint Energy, Inc.	9,900	118,107
ChevronTexaco Corp.	76,347	4,425,836
CONSOL Energy, Inc.	2,400	177,984
DTE Energy Co.	5,600	224,504
Energy Conversion Devices, Inc.*	900	44,262
Energy East Corp.	4,700	114,210
Entergy Corp.	7,500	517,050

	SHARES	VALUE
COMMON STOCKS (Continued)
Energy (Continued)
Evergreen Solar, Inc.*	2,100	$32,340
KFx, Inc.*	2,600	47,320
Kinder Morgan, Inc.	3,200	294,368
Peabody Energy Corp.	8,900	448,649
Progress Energy, Inc.	8,000	351,840
Sempra Energy	8,200	380,972
Syntroleum Corp.*	1,700	14,059
TETRA Technologies, Inc.*	300	14,112
Watts Industries, Inc. Class A	400	14,536
		7,220,149
Enviromental Services — 0.0%
Headwaters, Inc.*	500	19,895
Mine Safety Appliances Co.	800	33,600
Rollins, Inc.	2,350	47,564
		101,059
Facility Services — 0.0%
ABM Industries, Inc.	1,800	34,506

Financial Services — 8.8%
A.G. Edwards, Inc.	2,000	99,720
Advanta Corp. Class B	200	7,374
Affiliated Managers Group, Inc.*	600	63,966
AMBAC Financial Group, Inc.	2,850	226,860
American Capital Strategies Ltd.	4,000	140,640
American Express Co.	44,700	2,348,985
AmeriCredit Corp.*	4,900	150,577
Ameriprise Financial, Inc.	7,940	357,776
AmSouth Bancorporation	12,500	338,125
Asset Acceptance Capital Corp.*	1,300	25,311
Bank of Hawaii Corp.	900	47,979
BlackRock, Inc.	500	70,000
Capital One Financial Corp.	9,610	773,797
CapitalSource, Inc.	4,992	124,201
Cash America International, Inc.	200	6,004
Charles Schwab Corp.	43,800	753,798
CIT Group, Inc.	6,300	337,176
Citigroup, Inc.	179,689	8,486,711
Citizens Banking Corp.	1,500	40,275
Cohen & Steers, Inc.	1,200	29,400
Commerce Bancorp, Inc.	5,200	190,580
CompuCredit Corp.*	1,700	62,577
Countrywide Credit Industries, Inc.	21,600	792,720
Cullen/Frost Bankers, Inc.	1,100	59,125
Digital Insight Corp.*	600	21,840
Dun & Bradstreet Corp.*	1,800	138,024
E*Trade Group, Inc.*	14,200	383,116
Eaton Vance Corp.	4,400	120,472
eFunds Corp.*	800	20,672
Equifax, Inc.	4,400	163,856
Fannie Mae	34,800	1,788,720
Federated Investors, Inc. Class B	3,600	140,580
Financial Federal Corp.	300	8,790
First Commonwealth Financial Corp.	2,200	32,252
First Midwest Bancorp, Inc.	1,500	54,855
FirstMerit Corp.	1,900	46,854
Franklin Resources, Inc.	8,000	753,920
Fremont General Corp.	2,800	60,368
Greenhill & Co., Inc.	900	59,499
H&R Block, Inc.	10,600	229,490
IndyMac Bancorp, Inc.	1,300	53,209
Interactive Data Corp.*	3,200	75,200
Investment Technology Group, Inc.*	1,500	74,700
Investors Financial Services Corp.	1,700	79,679
Irwin Financial Corp.	400	7,732
J.P. Morgan Chase & Co.	119,008	4,955,493
Jackson Hewitt Tax Service, Inc.	500	15,790
Janus Capital Group, Inc.	7,100	164,507
Jefferies Group, Inc.	1,200	70,200
KeyCorp	13,900	511,520
Knight Capital Group, Inc. Class A*	3,100	43,183
LaBranche & Co., Inc.*	500	7,905
Legg Mason, Inc.	2,850	357,191
Lehman Brothers Holdings, Inc.	7,500	1,083,975
MBIA, Inc.	3,900	234,507
MCG Capital Corp.	700	9,877
Mellon Financial Corp.	14,200	505,520
Merrill Lynch & Co., Inc.	31,200	2,457,312
MoneyGram International, Inc.	2,900	89,088
Morgan Stanley Dean Witter & Co.	36,000	2,261,520
Municipal Mortgage & Equity, L. L. C.	700	18,550
Nasdaq Stock Market, Inc.*	2,600	104,104
National City Corp.	20,408	712,239
Nelnet, Inc. Class A*	1,000	41,650
Nuveen Investments Class A	1,700	81,855
Piper Jaffray Cos., Inc.*	360	19,800
Protective Life Corp.	2,400	119,376
Raymond James Financial, Inc.	3,900	115,284
Sky Financial Group, Inc.	2,800	74,200
SLM Corp.	13,400	695,996
State Street Corp.	11,100	670,773
Susquehanna Bancshares, Inc.	800	20,616
Synovus Financial Corp.	10,600	287,154
T. Rowe Price Group, Inc.	4,500	351,945
TD Ameritrade Holding Corp.*	12,900	269,223
The Bear Stearns Cos., Inc.	3,500	485,450
The First Marblehead Corp.	1,600	69,200
The Goldman Sachs Group, Inc.	12,500	1,962,000
The South Financial Group, Inc.	1,600	41,840
The Student Loan Corp.	400	93,200
UICI	700	25,893
Waddell & Reed Financial, Inc. Class A	2,717	62,763
Wells Fargo & Co.	57,040	3,643,145
Wilmington Trust Corp.	1,500	65,025
		42,646,374
Food & Beverages — 3.2%
American Italian Pasta Co. Class A	300	1,878
Anheuser-Busch Cos., Inc.	27,900	1,193,283
Archer-Daniels-Midland Co.	23,577	793,366
Brown Forman Corp. Class B	2,000	153,940
Campbell Soup Co.	14,900	482,760
Chiquita Brands International, Inc.	500	8,385
Coca-Cola Co.	80,900	3,387,283
Coca-Cola Enterprises, Inc.	17,100	347,814
ConAgra, Inc.	18,700	401,302
Constellation Brands, Inc. Class A*	6,300	157,815
Corn Products International, Inc.	2,700	79,839
Dean Foods Co.*	4,084	158,582
Del Monte Foods Co.	5,888	69,832
Flowers Foods, Inc.	2,225	66,082
General Mills, Inc.	12,100	613,228
H.J. Heinz Co.	11,100	420,912
Hain Celestial Group, Inc.*	1,400	36,666
Hershey Foods Corp.	5,100	266,373
Hormel Foods Corp.	4,400	148,720
Interstate Bakeries Corp.*	1,300	10,400
Kellogg Co.	13,800	607,752
Kraft Foods, Inc. Class A	17,100	518,301
McCormick & Co., Inc.	3,200	108,352

	SHARES	VALUE
COMMON STOCKS (Continued)
Food & Beverages (Continued)
Molson Coors Brewing Co. Class B	1,300	$89,206
Panera Bread Co. Class A*	300	22,554
PepsiAmericas, Inc.	4,400	107,580
PepsiCo, Inc.	56,390	3,258,778
Performance Food Group Co.*	800	24,952
Pilgrim’s Pride Corp.	1,500	32,505
Ralcorp Holdings, Inc.*	500	19,025
Sanderson Farms, Inc.	400	8,960
Sara Lee Corp.	25,800	461,304
Smithfield Foods, Inc.*	2,900	85,086
SYSCO Corp.	20,300	650,615
The Great Atlantic & Pacific Tea Co., Inc.*	1,100	38,423
The J.M. Smucker Co.	1,329	52,761
Tootsie Roll Industries, Inc.	561	16,431
TreeHouse Foods, Inc.*	816	21,665
Triarc Cos., Inc.	200	3,646
Tyson Foods, Inc. Class A	8,102	111,321
Wm. Wrigley Jr. Co.	6,100	390,400
		15,428,077
Forest & Paper Products — 0.4%
International Paper Co.	16,424	567,778
Kimberly-Clark Corp.	15,300	884,340
P.H. Glatfelter Co.	700	12,831
Smurfit-Stone Container Corp.*	8,600	116,702
Wausau-Mosinee Paper Corp.	800	11,336
Weyerhaeuser Co.	8,300	601,169
		2,194,156
Funeral Services — 0.0%
Service Corp. International	9,200	71,760
Stewart Enterprises, Inc. Class A	3,000	17,130
		88,890
Health Care - Biotechnology — 2.2%
Affymetrix, Inc.*	1,300	42,809
Amgen, Inc.*	37,122	2,700,625
Applera Corp. - Celera Genomics Group*	2,000	23,380
Arena Pharmaceuticals ,Inc.*	1,500	27,165
AtheroGenics, Inc.*	600	9,792
Biogen Idec, Inc.*	12,205	574,855
Biosite, Inc.*	200	10,386
Cambrex Corp.	500	9,770
Charles River Laboratories International, Inc.*	2,588	126,864
Chiron Corp.*	6,000	274,860
CV Therapeutics, Inc.*	1,400	30,912
Digene Corp.*	200	7,820
Encysive Pharmaceuticals, Inc.*	1,700	8,313
Enzon, Inc.*	500	4,050
Exelixis, Inc.*	2,800	33,628
Genentech, Inc.*	29,400	2,484,594
Genzyme Corp.*	8,800	591,536
Gilead Sciences, Inc.*	15,600	970,632
ICOS Corp.*	1,300	28,665
Illumina ,Inc.*	1,700	40,375
ImClone Systems, Inc.*	2,700	91,854
Immucor, Inc.*	1,450	41,601
Integra LifeSciences Holdings*	400	16,392
LifeCell Corp.*	1,000	22,550
Martek Biosciences Corp.*	600	19,698
Medarex, Inc.*	3,000	39,660
Medtronic, Inc.	41,100	2,085,825
Myogen, Inc.*	1,100	39,853
Myriad Genetics, Inc.*	1,300	33,917
Nabi Biopharmaceuticals*	1,600	9,024
Nuvelo, Inc.*	1,600	28,512
PDL BioPharma ,Inc.*	3,200	104,960
Pharmaceutical Product Development, Inc.	2,400	83,064
Regeneron Pharmaceuticals, Inc.*	2,300	38,249
Serologicals Corp.*	500	12,230
Tanox, Inc.*	1,100	21,362
Techne Corp.*	800	48,112
Telik, Inc.*	1,900	36,784
The Medicines Co.*	1,700	34,969
Trimeris, Inc.*	300	4,053
		10,813,700
Health Care - Drugs — 3.8%
Abbott Laboratories	55,400	2,352,838
Adolor Corp.*	1,600	38,080
Alexion Pharmaceuticals, Inc.*	1,000	35,420
Alkermes, Inc.*	2,679	59,072
Alpharma, Inc. Class A	700	18,774
American Pharmaceutical Partners, Inc.*	1,650	47,009
AmerisourceBergen Corp.	7,118	343,586
Amylin Pharmaceuticals, Inc.*	3,100	151,745
Andrx Group*	1,600	37,984
Barr Laboratories, Inc.*	3,825	240,899
Bristol-Myers Squibb Co.	70,400	1,732,544
Celgene Corp.*	11,700	517,374
Cephalon, Inc.*	1,300	78,325
Connetics Corp.*	600	10,158
Cubist Pharmaceuticals, Inc.*	1,600	36,752
Dendreon Corp.*	600	2,826
Eli Lilly & Co.	38,600	2,134,580
First Horizon Pharmaceutical Corp.*	300	7,563
Forest Laboratories, Inc.*	11,500	513,245
Greatbatch, Inc.*	300	6,573
hBioMarin Pharmaceutical, Inc.*	3,200	42,944
Impax Laboratories, Inc.*	700	6,993
Incyte Corp.*	2,000	12,040
Inspire Pharmaceuticals, Inc.*	400	2,092
K-V Pharmaceutical Co. Class A*	500	12,060
King Pharmaceuticals, Inc.*	4,949	85,370
Kos Pharmaceuticals, Inc.*	1,500	71,655
Ligand Pharmaceuticals, Inc. Class B*	900	11,565
Medicis Pharmaceutical Corp. Class A	1,300	42,380
MedImmune, Inc.*	7,930	290,079
Millennium Pharmaceuticals, Inc.*	9,900	100,089
Mylan Laboratories, Inc.	6,425	150,345
Neurocrine Biosciences, Inc.*	800	51,632
New River Pharmaceuticals, Inc.*	1,200	39,852
NPS Pharmaceuticals, Inc.*	500	4,270
Onyx Pharmaceuticals, Inc.*	1,300	34,138
OSI Pharmaceuticals, Inc.*	1,200	38,520
Par Pharmaceutical Cos., Inc.*	700	19,726
Pfizer, Inc.	250,675	6,246,821
Pharmion Corp.*	100	1,802
Sepracor, Inc.*	2,900	141,549
Teva Pharmaceutical Industries Ltd.	3,490	143,718
United Therapeutics Corp.*	200	13,256
Valeant Pharmaceuticals International	3,000	47,550
Vertex Pharmaceuticals, Inc.*	2,800	102,452
ViroPharma, Inc.*	2,700	34,290
Watson Pharmaceuticals, Inc.*	2,800	80,472
Wyeth	45,700	2,217,364
Zymogenetics, Inc.*	3,200	69,184
		18,479,555
Health Care - Products — 3.4%
Abgenix, Inc.*	2,700	60,750

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Advanced Medical Optics, Inc.*	1,874	$87,403
Align Technology, Inc.*	700	6,419
Allergan, Inc.	3,800	412,300
Allscripts Heathcare Solutions, Inc.*	1,900	34,789
American Medical Systems Holdings, Inc.*	2,100	47,250
Arrow International, Inc.	800	26,136
ArthroCare Corp.*	200	9,564
Bausch & Lomb, Inc.	1,300	82,810
Beckman Coulter, Inc.	1,600	87,312
Becton, Dickinson & Co.	8,100	498,798
Biomet, Inc.	8,900	316,128
Boston Scientific Corp.*	26,700	615,435
C.R. Bard, Inc.	3,700	250,897
CONMED Corp.*	500	9,575
Cooper Cos., Inc.	1,155	62,405
Cyberonics, Inc.*	400	10,308
Cytyc Corp.*	3,800	107,084
Dade Behring Holdings, Inc.	2,900	103,559
Datascope Corp.	300	11,868
DENTSPLY International, Inc.	2,017	117,289
Diagnostic Products Corp.	500	23,815
Edwards Lifesciences Corp.*	1,400	60,900
Guidant Corp.	8,200	640,092
Haemonetics Corp.*	500	25,385
Henry Schein, Inc.*	3,000	143,580
Hologic, Inc.*	600	33,210
Hospira, Inc.*	5,440	214,662
Human Genome Sciences, Inc.*	3,600	39,132
Invacare Corp.	500	15,530
Invitrogen Corp.*	1,300	91,169
Johnson & Johnson	101,112	5,987,853
Kinetic Concepts, Inc.*	2,100	86,457
Laserscope*	200	4,730
MannKind Corp.*	1,600	32,704
Mentor Corp.	700	31,717
Merck & Co., Inc.	74,300	2,617,589
MGI Pharma, Inc.*	1,600	28,000
Nektar Therapeutics*	3,500	71,330
Patterson Cos., Inc.*	3,800	133,760
Perrigo Co.	3,200	52,192
PolyMedica Corp.	500	21,180
PSS World Medical, Inc.*	2,900	55,941
ResMed, Inc.*	2,300	101,154
Respironics, Inc.*	2,700	105,057
Schering-Plough Corp.	50,200	953,298
St. Jude Medical, Inc.*	11,700	479,700
Stryker Corp.	13,800	611,892
Sybron Dental Specialties, Inc.*	500	20,620
Thoratec Corp.*	2,100	40,467
USANA Health Sciences, Inc.*	200	8,344
Varian Medical Systems, Inc.*	3,800	213,408
Ventana Medical Systems, Inc.*	400	16,708
Viasys Healthcare, Inc.*	1,500	45,120
West Pharmaceutical Services, Inc.	800	27,776
Wright Medical Group, Inc.*	400	7,900
Zimmer Holdings, Inc.*	8,380	566,488
		16,566,939
Health Care - Services — 2.6%
American Retirement Corp.*	1,100	28,182
Amerigroup Corp.*	1,200	25,248
AmSurg Corp.*	300	6,807
Apria Healthcare Group, Inc.*	800	18,384
Baxter International, Inc.	22,500	873,225
Cardinal Health, Inc.	14,500	1,080,540
Caremark Rx, Inc.*	15,300	752,454
Centene Corp.*	800	23,336
Cerner Corp.*	2,600	123,370
Community Health Care*	3,300	119,295
Covance, Inc.*	2,300	135,125
Coventry Health Care, Inc.*	5,150	277,997
DaVita, Inc.*	3,500	210,735
Emdeon Corp.*	11,100	119,880
Express Scripts, Inc.*	4,200	369,180
Genesis HealthCare Corp.*	150	6,591
HCA-The Healthcare Corp.	14,700	673,113
Health Management Associates, Inc. Class A	7,300	157,461
Health Net, Inc.*	3,900	198,198
HealthExtras, Inc.*	1,300	45,890
Healthways ,Inc.*	500	25,470
Humana, Inc.*	5,500	289,575
IMS Health, Inc.	6,500	167,505
Kindred Healthcare, Inc.*	600	15,090
Laboratory Corp. of America Holdings*	3,900	228,072
LifePoint Hospitals, Inc.*	233	7,246
Lincare Holdings, Inc.*	2,600	101,296
Magellan Health Services, Inc.*	1,200	48,564
Manor Care, Inc.	2,200	97,570
McKesson HBOC, Inc.	9,900	516,087
Medco Health Solutions, Inc.*	10,469	599,036
MedQuist, Inc.*	500	6,775
Odyssey Healthcare, Inc.*	400	6,884
Omnicare, Inc.	2,700	148,473
Pediatrix Medical Group, Inc.*	600	61,584
Psychiatric Solutions, Inc.*	1,700	56,321
Quest Diagnostics, Inc.	6,500	333,450
Sierra Health Services, Inc.*	1,800	73,260
STERIS Corp.	2,100	51,828
Sunrise Assisted Living, Inc.*	1,400	54,558
Symmetry Medical, Inc.*	200	4,242
Tenet Healthcare Corp.*	15,050	111,069
The TriZetto Group, Inc.*	1,300	22,867
Triad Hospitals, Inc.*	2,787	116,775
United Surgical Partners International, Inc.*	600	21,246
UnitedHealth Group, Inc.	46,364	2,589,893
Universal Health Services, Inc. Class B	1,300	66,027
VCA Antech, Inc.*	2,600	74,048
WellCare Health Plans ,Inc.*	1,300	59,072
Wellpoint, Inc.*	20,778	1,608,841
		12,807,735
Hotels & Restaurants — 0.1%
Isle of Capri Casinos, Inc.*	300	9,984
The Marcus Corp.	200	3,990
Vail Resorts, Inc.*	400	15,288
Wynn Resorts Ltd.*	3,200	245,920
		275,182
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	7,100
Tempur-Pedic International, Inc.*	2,200	31,130
		38,230
Household Products — 0.1%
Alberto-Culver Co. Class B	2,400	106,152
Black & Decker Corp.	2,300	199,847
Church & Dwight Co., Inc.	1,400	51,688
Ethan Allen Interiors, Inc.	800	33,616
Furniture Brands International, Inc.	1,000	24,510
		415,813

	SHARES	VALUE
COMMON STOCKS (Continued)
Instruments - Scientific — 0.2%
Applera Corp. - Applied Biosystems Group	4,700	$127,558
FEI Co.*	600	11,910
Fisher Scientific International, Inc.*	4,164	283,360
Gen-Probe, Inc.*	1,200	66,144
Intermagnetics General Corp.*	600	15,030
Intuitive Surgical, Inc.*	400	47,200
Kyphon, Inc.*	1,500	55,800
Millipore Corp.*	1,000	73,060
Waters Corp.*	3,400	146,710
		826,772
Insurance — 4.5%
21st Century Insurance Group	2,100	33,180
Aetna, Inc.	20,600	1,012,284
AFLAC, Inc.	17,100	771,723
Alfa Corp.	2,400	41,136
Allstate Corp.	23,200	1,208,952
American Equity Investment Life Holding Co.	1,800	25,812
American Financial Group, Inc.	2,600	108,186
American International Group, Inc.	93,445	6,175,780
American National Insurance Co.	400	44,832
AmerUs Group Co.	900	54,216
Aon Corp.	11,500	477,365
Argonaut Group, Inc.*	1,000	35,550
Arthur J. Gallagher & Co.	3,200	88,992
Assurant, Inc.	4,400	216,700
Brown & Brown, Inc.	4,700	156,040
Chubb Corp.	5,100	486,744
CIGNA Corp.	3,700	483,294
Cincinnati Financial Corp.	5,614	236,181
CNA Financial Corp.*	9,200	292,928
CNA Surety Corp.*	900	15,057
Delphi Financial Group, Inc. Class S	450	23,234
Erie Indemnity Co. Class A	1,400	73,696
FBL Financial Group, Inc. Class A	200	6,890
Fidelity National Title Group, Inc. Class A	807	18,375
Great American Financial Resources, Inc.	700	13,811
Hanover Insurance Group, Inc.	1,100	57,662
Harleysville Group, Inc.	600	17,814
Hartford Financial Services Group, Inc.	9,600	773,280
HCC Insurance Holdings, Inc.	3,400	118,320
Hilb, Rogal & Hamilton Co.	300	12,366
Horace Mann Educators Corp.	700	13,160
Infinity Property & Casualty Corp.	400	16,696
LandAmerica Financial Group, Inc.	300	20,355
Lincoln National Corp.	5,900	322,081
Loews Corp.	4,800	485,760
Manulife Financial Corp.	6,163	386,852
Markel Corp.*	100	33,768
Marsh & McLennan Cos., Inc.	18,500	543,160
Mercury General Corp.	1,300	71,370
MetLife, Inc.	25,700	1,243,109
MGIC Investment Corp.	2,700	179,901
Nationwide Financial Services, Inc. Class A	1,600	68,832
Navigators Group, Inc.*	100	4,960
Odyssey Re Holdings Corp.	2,100	45,570
Ohio Casualty Corp.	1,900	60,230
Old Republic International Corp.	7,375	160,922
Philadelphia Consolidated Holding Corp.*	2,400	81,936
Principal Financial Group, Inc.	8,600	419,680
ProAssurance Corp.*	500	26,000
Prudential Financial, Inc.	15,700	1,190,217
Radian Group, Inc.	2,400	144,600
Reinsurance Group of America, Inc.	1,600	75,664
RLI Corp.	500	28,650
Safeco Corp.	3,600	180,756
Selective Insurance Group, Inc.	500	26,500
St. Paul Cos., Inc.	23,541	983,778
StanCorp Financial Group, Inc.	1,400	75,754
State Auto Financial Corp.	600	20,226
Stewart Information Services Corp.	300	14,124
The Commerce Group, Inc.	700	36,988
The First American Corp.	3,300	129,228
The Phoenix Companies, Inc.	2,100	34,230
The PMI Group, Inc.	2,500	114,800
The Progressive Corp.	5,700	594,282
Torchmark, Inc.	2,900	165,590
Transatlantic Holdings, Inc.	1,700	99,365
Triad Guaranty, Inc.*	200	9,380
Unitrin, Inc.	1,800	83,718
Universal American Financial Corp.*	1,652	25,441
UnumProvident Corp.	9,500	194,560
W.R. Berkley Corp.	4,337	251,806
Zenith National Insurance Corp.	1,200	57,756
		21,802,155
Internet Services — 0.9%
Akamai Technologies, Inc.*	5,154	169,515
Ariba, Inc.*	633	6,191
CACI International, Inc.*	600	39,450
CMGI, Inc.*	4,000	5,920
CNET Networks, Inc.*	5,300	75,313
Cogent Communications Group, Inc.*	1,000	9,750
Digital River, Inc.*	400	17,444
EarthLink, Inc.*	4,500	42,975
Equinix, Inc.*	200	12,844
Expedia, Inc.*	10,158	205,903
F5 Networks, Inc.*	1,400	101,486
GSI Commerce, Inc.*	900	15,300
HomeStore, Inc.*	4,700	30,832
IAC/InterActiveCorp*	10,158	299,356
Ixia*	1,700	24,242
j2 Global Communications, Inc.*	200	9,400
Juniper Networks, Inc.*	17,406	332,803
Jupitermedia Corp.*	400	7,192
Monster Worldwide, Inc.*	4,000	199,440
Netflix, Inc.*	1,800	52,182
NETGEAR, Inc.*	1,000	19,010
NetRatings, Inc.*	400	5,300
Priceline.com, Inc.*	500	12,420
Qwest Communications International, Inc.*	63,229	429,957
Real Networks, Inc.*	5,500	45,375
Redback Networks, Inc.*	1,800	39,042
RSA Security, Inc.*	2,300	41,262
S1 Corp.*	1,300	6,552
SafeNet, Inc.*	400	10,592
Total System Services, Inc.	6,300	125,496
United Online, Inc.	2,150	27,649
ValueClick, Inc.*	3,400	57,528
VeriSign, Inc.*	7,915	189,881
WebEx Communications, Inc.*	1,600	53,872
Websense, Inc.*	1,600	44,128
Yahoo!, Inc.*	48,210	1,555,254
		4,320,856
Leisure — 0.8%
Ameristar Casinos, Inc.	1,800	46,422
Aztar Corp.*	600	25,194
Bally Technologies ,Inc.*	1,600	27,184
Boyd Gaming Corp.	2,300	114,862

	SHARES	VALUE
COMMON STOCKS (Continued)
Leisure (Continued)
Brunswick Corp.	3,500	$136,010
Choice Hotels International, Inc.	1,600	73,248
Gaylord Entertainment Co.*	700	31,766
Harrah’s Entertainment, Inc.	7,003	545,954
Hilton Hotels Corp.	12,200	310,612
International Game Technology	10,900	383,898
International Speedway Corp. Class A	500	25,450
K2, Inc.*	500	6,275
Life Time Fitness, Inc.*	300	14,055
Marriott International, Inc. Class A	7,100	487,060
Marvel Entertainment, Inc.*	2,300	46,276
MGM Mirage, Inc.*	9,200	396,428
Multimedia Games, Inc.*	700	10,416
Penn National Gaming, Inc.*	2,700	113,886
Pinnacle Entertainment, Inc.*	1,500	42,255
Sabre Holdings Corp. Class A	3,516	82,731
Scientific Games Corp. Class A*	3,100	108,903
Shuffle Master, Inc.*	600	21,444
Six Flags, Inc.*	3,000	30,540
Speedway Motorsports, Inc	1,500	57,315
Starwood Hotels & Resorts Worldwide, Inc. Class B	5,400	365,742
Station Casinos, Inc.	1,850	146,835
Topps Co., Inc.	900	7,893
WMS Industries, Inc.*	500	15,050
		3,673,704
Machinery — 0.8%
Albany International Corp. Class A	400	15,236
Applied Industrial Technologies, Inc.	450	20,070
Baldor Electric Co.	400	13,548
CARBO Ceramics, Inc.	300	17,073
Caterpillar, Inc.	24,200	1,737,802
Deere & Co.	8,200	648,210
Dover Corp.	6,900	335,064
Flowserve Corp.*	1,800	105,012
Gardner Denver, Inc.*	200	13,040
Graco, Inc.	1,550	70,416
IDEX Corp.	1,000	52,170
JLG Industries, Inc.	3,200	98,528
Joy Global, Inc.	3,900	233,103
Kennametal, Inc.	700	42,798
Lone Star Technologies, Inc.*	400	22,164
National-Oilwell, Inc.*	5,905	378,629
Regal-Beloit Corp.	300	12,681
Sauer-Danfoss, Inc.	1,500	34,425
SPX Corp.	2,000	106,840
Terex Corp.*	1,200	95,088
The Manitowoc Co., Inc.	400	36,460
Universal Compression Holdings, Inc.*	300	15,201
Woodward Governor Co.	600	19,950
		4,123,508
Manufacturing — 0.4%
American Standard Cos., Inc.	6,800	291,448
AptarGroup, Inc.	700	38,675
Ball Corp.	3,200	140,256
Blount International, Inc.*	1,400	22,554
Briggs & Stratton Corp.	1,000	35,370
CLARCOR, Inc.	1,800	64,080
Cognex Corp.	1,500	44,460
Donaldson Co., Inc.	2,400	81,096
Eaton Corp.	5,300	386,741
ESCO Technologies, Inc.*	400	20,260
General Cable Corp.*	1,400	42,462
Leggett & Platt, Inc.	6,300	153,531
Lennox International, Inc.	2,100	62,706
Nordson Corp.	400	19,944
Packaging Corp. of America	3,500	78,540
Pall Corp.	4,200	130,998
Polaris Industries, Inc.	800	43,648
Quanex Corp.	300	19,989
The Brink’s Co.	1,200	60,912
Varian, Inc.*	500	20,590
Wabtec Corp.	1,500	48,900
Zebra Technologies Corp. Class A*	1,875	83,850
		1,891,010
Metals & Mining — 0.7%
Alcoa, Inc.	31,400	959,584
Aleris International, Inc.*	1,000	48,070
Arch Coal, Inc.	1,400	106,316
Century Aluminum Co.*	349	14,815
Cleveland-Cliffs, Inc.	400	34,848
Coeur d’Alene Mines Corp.*	8,500	55,760
Commercial Metals Co.	1,800	96,282
Compass Minerals International, Inc.	1,000	24,990
Freeport-McMoran Copper & Gold, Inc. Class B	6,300	376,551
Gibraltar Industries ,Inc.	1,000	29,460
Hecla Mining Co.*	1,600	10,576
Kaydon Corp.	500	20,180
Massey Energy Co.	1,700	61,319
MSC Industrial Direct Co., Inc. Class A	1,000	54,020
Mueller Industries, Inc.	500	17,845
Newmont Mining Corp.	15,200	788,728
Phelps Dodge Corp.	5,400	434,862
Precision Castparts Corp.	4,524	268,726
Stillwater Mining Co.*	2,300	37,858
Titanium Metals Corp.*	2,000	97,100
USEC, Inc.	2,200	26,510
		3,564,400
Multimedia — 2.3%
A.H. Belo Corp. Series A	2,400	47,712
CBS Corp. Class A	1,700	40,970
CBS Corp. Class B	22,607	542,116
Cox Radio, Inc. Class A*	800	10,736
DreamWorks Animation SKG, Inc. Class A*	1,300	34,385
Emmis Communications Corp. Class A*	1,082	17,312
Entercom Communications Corp.	1,100	30,712
Gannett Co., Inc.	7,100	425,432
Gemstar-TV Guide International, Inc.*	14,461	44,684
Liberty Media Corp. Class A*	91,200	748,752
Macrovision Corp.*	600	13,290
Martha Stewart Living Omnimedia, Inc. Class A*	200	3,372
McGraw-Hill Cos, Inc.	12,700	731,774
Media General, Inc. Class A	400	18,648
Meredith Corp.	900	50,211
News Corp. Class A	35,000	614,600
News Corp. Class B	75,344	1,251,464
Pixar, Inc.*	3,800	243,732
The E.W. Scripps Co. Class A	3,500	156,485
Time Warner Telecom, Inc. Class A*	2,200	39,490
Time Warner, Inc.	155,600	2,612,524
Tribune Co.	9,500	260,585
Triple Crown Media ,Inc.*	50	295
Viacom, Inc. Class A*	1,700	65,892
Viacom, Inc. Class B*	22,607	877,152
Walt Disney Co.	69,300	1,932,777

	SHARES	VALUE
COMMON STOCKS (Continued)
Multimedia (Continued)
XM Satellite Radio Holdings, Inc. Class A*	6,700	$149,209
		10,964,311
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	400	15,192
IKON Office Solutions, Inc.	3,900	55,575
Lexmark International Group, Inc. Class A*	3,400	154,292
Pitney Bowes, Inc.	7,300	313,389
Xerox Corp.*	32,600	495,520
		1,033,968
Office Furnishings & Supplies — 0.1%
Acco Brands Corp.*	869	19,292
Avery Dennison Corp.	4,000	233,920
Herman Miller, Inc.	1,600	51,856
HNI Corp.	500	29,500
Knoll, Inc.	100	2,132
OfficeMax, Inc.	2,100	63,357
Steelcase, Inc. Class A	2,200	39,600
		439,657
Oil & Gas — 7.0%
AGL Resources, Inc.	2,100	75,705
Amerada Hess Corp.	2,600	370,240
Anadarko Petroleum Corp.	7,600	767,676
Apache Corp.	11,184	732,664
Aquila, Inc.*	11,900	47,481
Atmos Energy Corp.	2,700	71,091
ATP Oil & Gas Corp.*	1,000	43,910
Atwood Oceanics, Inc.*	100	10,101
Baker Hughes, Inc.	12,300	841,320
Berry Petroleum Co. Class A	200	13,690
BJ Services Co.	11,700	404,820
Burlington Resources, Inc.	13,000	1,194,830
Cabot Oil & Gas Corp. Class A	1,750	83,877
Cheniere Energy, Inc.*	1,200	48,684
Chesapeake Energy Corp.	12,500	392,625
Cimarex Energy Co.	2,810	121,561
Comstock Resources, Inc.*	600	17,814
ConocoPhillips	47,300	2,986,995
Cooper Cameron Corp.*	3,900	171,912
Delta Petroleum Corp.*	1,300	27,326
Denbury Resources, Inc.*	3,600	114,012
Devon Energy Corp.	5,740	351,116
Diamond Offshore Drilling, Inc.	4,400	393,800
El Paso Corp.	22,453	270,559
Encore Aquisition Co.*	750	23,250
Energen Corp.	2,500	87,500
Energy Partners Ltd.*	1,000	23,580
ENSCO International, Inc.	4,900	252,105
EOG Resources, Inc.	7,700	554,400
Equitable Resources, Inc.	3,200	116,832
Exxon Mobil Corp.	211,564	12,875,785
FMC Technologies, Inc.*	1,500	76,830
Forest Oil Corp.*	1,200	44,616
Frontier Oil Corp.	1,800	106,830
Grant Prideco, Inc.*	4,600	197,064
Grey Wolf, Inc.*	5,700	42,408
Halliburton Co.	17,400	1,270,548
Hanover Compressor Co.*	3,700	68,894
Helix Energy Solutions Group ,Inc.*	2,600	98,540
Helmerich & Payne, Inc.	1,200	83,784
Holly Corp.	700	51,884
Houston Exploration Co.*	500	26,350
Hydril Co.*	200	15,590
KCS Energy, Inc.*	1,400	36,400
Kerr-McGee Corp.	4,252	405,981
Key Energy Services, Inc.*	2,900	44,225
Marathon Oil Corp.	12,501	952,201
Mariner Energy, Inc.*	971	19,915
Murphy Oil Corp.	5,900	293,938
National Fuel Gas Co.	2,900	94,888
New Jersey Resources Corp.	500	22,625
Newfield Exploration Co.*	4,300	180,170
Newpark Resources, Inc.*	2,600	21,320
Nicor, Inc.	1,500	59,340
Noble Energy, Inc.	5,168	226,979
Occidental Petroleum Corp.	13,640	1,263,746
Oceaneering International, Inc.*	400	22,920
Oil States International, Inc.*	1,600	58,960
ONEOK, Inc.	2,500	80,625
oQuicksilver Resources, Inc.*	1,800	69,588
Parker Drilling Co.*	2,900	26,883
Patterson-UTI Energy, Inc.	5,100	162,996
Penn Virginia Corp.	200	14,200
Petrohawk Energy Corp.*	2,200	30,140
Piedmont Natural Gas Co., Inc.	2,300	55,177
Pioneer Natural Resources Co.	3,802	168,238
Plains Exploration & Production Co.*	2,700	104,328
Pogo Producing Co.	1,700	85,425
Pride International, Inc.*	5,400	168,372
Range Resources Corp.	3,600	98,316
Remington Oil & Gas Corp.*	300	12,966
Rowan Cos., Inc.	3,300	145,068
RPC, Inc.	2,050	46,843
SEACOR SMIT, Inc.*	300	23,760
Smith International, Inc.	6,400	249,344
South Jersey Industries, Inc.	400	10,908
Southern Union Co.	3,088	76,675
Southwestern Energy Co.*	5,400	173,826
St. Mary Land & Exploration Co.	1,700	69,411
Sunoco, Inc.	3,800	294,766
Superior Energy Services, Inc.*	2,300	61,617
Swift Energy Co.*	300	11,238
Tesoro Petroleum Corp.	1,500	102,510
The Laclede Group, Inc.	300	10,326
The Meridian Resource Corp.*	800	3,240
Tidewater, Inc.	1,300	71,799
UGI Corp.	3,100	65,317
Unit Corp.*	900	50,175
Valero Energy Corp.	21,018	1,256,456
W-H Energy Services, Inc.*	200	8,898
Western Gas Resources, Inc.	2,600	125,450
Whiting Petroleum Corp.*	800	32,792
Williams Cos., Inc.	19,500	417,105
XTO Energy, Inc.	12,309	536,303
		34,195,288
Paper & Related Products — 0.1%
American Greetings Corp. Class A	1,300	28,106
Bowater, Inc.	1,200	35,496
Louisiana-Pacific Corp.	3,600	97,920
MeadWestvaco Corp.	5,240	143,104
Neenah Paper, Inc.	393	12,871
Potlatch Corp.	400	17,136
Temple-Inland, Inc.	3,000	133,650
		468,283
Personal Care — 0.0%
Chattem, Inc.*	200	7,530
Elizabeth Arden, Inc.*	300	6,996
Nu Skin Enterprises, Inc. Class A	1,300	22,789

	SHARES	VALUE
COMMON STOCKS (Continued)
Personal Care (Continued)
Revlon, Inc. Class A*	12,052	$38,085
		75,400
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	9,800	278,712
Lexar Media, Inc.*	700	6,006
Photronics, Inc.*	600	11,256
		295,974
Printing — 0.1%
Cenveo, Inc.*	1,800	29,844
Consolidated Graphics, Inc.*	200	10,424
R. R. Donnelley & Sons Co.	6,100	199,592
Valassis Communications, Inc.*	1,000	29,370
		269,230
Publishing — 0.1%
Dow Jones & Co., Inc.	2,300	90,390
Hollinger International, Inc. Class A	2,100	17,598
John Wiley & Sons, Inc. Class A	1,000	37,850
Journal Register Co.	600	7,308
Knight-Ridder, Inc.	2,200	139,062
Lee Enterprises, Inc.	800	26,632
PRIMEDIA, Inc.*	8,400	17,388
ProQuest Co.*	500	10,695
Reader’s Digest Association Inc/The	2,800	41,300
Scholastic Corp.*	500	13,380
The McClatchy Co. Class A	400	19,540
The New York Times Co. Class A	4,000	101,240
		522,383
Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A*	2,500	201,750
Corrections Corp. of America*	600	27,120
Jones Lang LaSalle, Inc.	600	45,924
The St. Joe Co.	2,000	125,680
Trammell Crow Co.*	1,000	35,660
		436,134
Restaurants — 0.9%
Applebee’s International, Inc.	2,600	63,830
Bob Evans Farms, Inc.	700	20,797
Brinker International, Inc.	2,300	97,175
CBRL Group, Inc.	1,100	48,301
CEC Entertainment, Inc.*	600	20,172
CKE Restaurants, Inc.	1,700	29,580
Darden Restaurants, Inc.	5,100	209,253
Domino’s Pizza, Inc.	2,300	65,665
IHOP Corp.	400	19,176
Jack in the Box, Inc.*	500	21,750
Krispy Kreme Doughnuts, Inc.*	1,000	8,980
Landry’s Seafood Restaurants, Inc.	300	10,599
McDonald’s Corp.	42,800	1,470,608
Outback Steakhouse, Inc.	1,800	79,200
P.F. Chang’s China Bistro, Inc.*	900	44,361
Papa John’s International, Inc.*	1,100	36,091
RARE Hospitality International, Inc.*	500	17,415
Ruby Tuesday, Inc.	1,400	44,912
Ryan’s Restaurant Group, Inc.*	800	11,600
Sonic Corp.*	1,350	47,426
Starbucks Corp.*	26,000	978,640
Texas Roadhouse, Inc. Class A*	300	5,127
The Cheesecake Factory*	2,850	106,732
Wendy’s International, Inc.	4,000	248,240
Yum! Brands, Inc.	9,600	469,056
		4,174,686
Retail - Food — 0.3%
Albertson’s, Inc.	12,500	320,875
Kroger Co.*	24,700	502,892
Ruddick Corp.	900	21,879
Safeway, Inc.	15,300	384,336
SUPERVALU, Inc.	4,600	141,772
Weis Markets, Inc.	400	17,828
Whole Foods Market, Inc.	4,400	292,336
		1,681,918
Retail - General — 2.3%
99 Cents Only Stores*	2,366	32,083
Big Lots, Inc.*	3,700	51,652
BJ’s Wholesale Club, Inc.*	1,700	53,567
Casey’s General Stores, Inc.	1,800	41,166
CVS Corp.	29,300	875,191
Dillards, Inc. Class A	1,800	46,872
Dollar General Corp.	10,525	185,977
Family Dollar Stores, Inc.	4,700	125,020
Federated Department Stores, Inc.	8,554	624,442
Fred’s, Inc.	500	6,630
J.C. Penney Co., Inc.	8,000	483,280
Longs Drug Stores Corp.	600	27,768
Target Corp.	29,900	1,555,099
TJX Cos., Inc.	14,900	369,818
Wal-Mart Stores, Inc.	141,600	6,689,184
		11,167,749
Retail - Specialty — 3.9%
Abercrombie & Fitch Co. Class A	2,500	145,750
Aeropostale, Inc.*	1,200	36,192
Amazon.com, Inc.*	13,200	481,932
American Eagle Outfitters, Inc.	4,600	137,356
AnnTaylor Stores Corp.*	2,650	97,493
AutoNation, Inc.*	9,400	202,570
Barnes & Noble, Inc.	1,700	78,625
Bebe Stores, Inc.	2,750	50,655
Bed Bath & Beyond, Inc.*	9,500	364,800
Best Buy Co., Inc.	17,625	985,766
Blockbuster, Inc. Class A	3,100	12,307
Borders Group, Inc.	1,600	40,384
Burlington Coat Factory Warehouse Corp.	600	27,270
Callaway Golf Co.	2,100	36,120
Central Garden & Pet Co.*	200	10,628
Chico’s FAS, Inc.*	5,800	235,712
Children’s Place Retail Stores, Inc.*	800	46,320
Christopher & Banks Corp.	400	9,284
Circuit City Stores-Circuit City Group	5,100	124,848
Claire’s Stores, Inc.	3,000	108,930
Coldwater Creek, Inc.*	3,350	93,130
Copart, Inc.*	2,850	78,233
Cost Plus, Inc.*	300	5,130
Costco Wholesale Corp.	16,300	882,808
Dollar Tree Stores, Inc.*	3,700	102,379
eBay, Inc.*	50,200	1,960,812
Foot Locker, Inc.	5,000	119,400
GameStop Corp. Class A*	637	27,595
GameStop Corp. Class B*	1,357	63,969
Group 1 Automotive, Inc.	400	19,016
Guitar Center, Inc.*	300	14,310
Gymboree Corp.*	1,000	26,040
Hibbett Sporting Goods, Inc.*	1,100	36,289
Home Depot, Inc.	76,450	3,233,835
Hot Topic, Inc.*	600	8,700
Jo-Ann Stores, Inc.*	200	2,692
K-Swiss, Inc. Class A	400	12,056
Kohl’s Corp.*	11,000	583,110

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
La-Z-Boy, Inc.	1,400	$23,800
Liz Claiborne, Inc.	2,800	114,744
Lowe’s Cos., Inc.	26,600	1,714,104
Michaels Stores, Inc.	4,500	169,110
Movie Gallery, Inc.	700	2,114
NBTY, Inc.*	1,500	33,780
Nordstrom, Inc.	9,200	360,456
Nutri/Systems, Inc.*	1,000	47,520
Office Depot, Inc.*	10,500	391,020
Overstock.com, Inc.*	200	5,964
Pacific Sunwear of California, Inc.*	2,050	45,428
Payless ShoeSource, Inc.*	2,200	50,358
Pep Boys - Manny, Moe & Jack	900	13,599
Petco Animal Supplies, Inc.*	1,200	28,284
PETsMART, Inc.	4,100	115,374
Pier 1 Imports, Inc.	1,700	19,737
RadioShack Corp.	4,200	80,766
RC2 Corp.*	200	7,962
Regis Corp.	1,100	37,928
Rite Aid Corp.*	16,700	66,800
Ross Stores, Inc.	4,900	143,031
Saks, Inc.*	4,600	88,780
Sears Holdings Corp.*	4,025	532,266
Select Comfort Corp.*	500	19,775
Sonic Automotive, Inc. Class A	400	11,104
Sotheby’s Holdings, Inc. Class A*	2,300	66,792
Stage Stores, Inc.	300	8,925
Staples, Inc.	24,850	634,172
Stein Mart, Inc.	500	8,710
Talbots, Inc.	1,300	34,931
The Cato Corp. Class A	300	7,158
The Dress Barn, Inc.*	1,000	47,950
The Gap, Inc.	31,300	584,684
The Limited, Inc.	13,580	332,167
The Men’s Wearhouse, Inc.	1,750	62,895
The Nautilus Group, Inc.	500	7,475
The Sherwin Williams Co.	4,700	232,368
The Sports Authority, Inc.*	300	11,070
Tiffany & Co.	4,800	180,192
Too, Inc.*	500	17,175
Tractor Supply Co.*	400	26,536
Tuesday Morning Corp.	600	13,854
Urban Outfitters, Inc.*	5,300	130,062
V.F. Corp.	2,900	165,010
Walgreen Co.	34,400	1,483,672
Williams-Sonoma, Inc.	3,000	127,200
Zale Corp.*	1,600	44,848
		18,854,096
Steel — 0.3%
AK Steel Holding Corp.*	3,000	45,000
Allegheny Technologies, Inc.	3,100	189,658
Carpenter Technology Corp.	300	28,356
Chaparral Steel Co.*	300	19,476
Maverick Tube Corp.*	700	37,093
Nucor Corp.	4,500	471,555
Oregon Steel Mills, Inc.*	1,000	51,170
Reliance Steel & Aluminum Co.	400	37,568
Schnitzer Steel Industries, Inc. Class A	500	21,425
Steel Dynamics, Inc.	1,000	56,730
The Timken Co.	3,000	96,810
United States Steel Corp.	3,000	182,040
Worthington Industries, Inc.	3,000	60,180
		1,297,061
Telecommunications — 4.5%
ADC Telecommunications, Inc.*	3,747	95,886
Adtran, Inc.	2,300	60,214
ALLTEL Corp.	13,824	895,104
American Tower Corp. Class A*	14,000	424,480
AT&T, Inc.	133,096	3,598,916
Avaya, Inc.*	15,300	172,890
BellSouth Corp.	62,300	2,158,695
Cablevision Systems Corp. Class A*	7,600	202,920
Centennial Communications Corp. Class A*	3,600	26,388
CenturyTel, Inc.	700	27,384
CIENA Corp.*	20,900	108,889
Cincinnati Bell, Inc.*	8,900	40,228
Citizens Communications Co.	11,700	155,259
Commonwealth Telephone Enterprises, Inc.	300	10,335
CommScope, Inc.*	1,800	51,390
Comverse Technology, Inc.*	6,800	160,004
Crown Castle International Corp.*	7,717	218,777
Dobson Communications Corp. Class A*	4,600	36,892
EchoStar Communications Corp. Class A*	6,900	206,103
Harris Corp.	4,500	212,805
IDT Corp.*	200	2,190
IDT Corp. Class B*	1,800	19,926
Infospace ,Inc.*	500	13,975
InterDigital Communication Corp.*	900	22,068
JDS Uniphase Corp.*	56,190	234,312
Level 3 Communications, Inc.*	27,800	144,004
Lucent Technologies, Inc.*	142,200	433,710
Mastec ,Inc.*	100	1,417
Motorola, Inc.	84,700	1,940,477
Nextel Partners, Inc. Class A*	5,900	167,088
NII Holdings, Inc. Class B*	4,800	283,056
Novatel Wireless, Inc.*	200	1,790
Plantronics, Inc.	1,100	38,973
Powerwave Technologies, Inc.*	3,500	47,215
Premiere Global Services, Inc.*	1,800	14,490
Price Communications Corp.*	1,825	32,284
QUALCOMM, Inc.	55,900	2,829,099
RCN Corp.*	400	10,360
RF Micro Devices, Inc.*	6,400	55,360
SBA Communications Corp. Class A*	2,900	67,889
Sprint Corp.	96,316	2,488,806
Sycamore Networks, Inc.*	6,900	32,430
Symbol Technologies, Inc.	8,550	90,459
Telephone & Data Systems, Inc.	1,200	47,328
Telephone & Data Systems, Inc.	1,200	45,300
Tellabs, Inc.*	15,256	242,570
UbiquiTel, Inc.*	2,400	24,240
Ulticom, Inc.*	500	5,375
United States Cellular Corp.*	1,300	77,168
Verizon Communications	99,200	3,378,752
West Corp.*	1,500	66,990
Wireless Facilities, Inc.*	700	2,814
		21,725,474
Textile & Apparel — 0.4%
Carter’s, Inc.*	1,000	67,490
Charming Shoppes, Inc.*	4,400	65,428
Coach, Inc.*	13,800	477,204
Columbia Sportswear Co.*	1,000	53,330
DHB Industries, Inc.*	500	2,390
G & K Services, Inc. Class A	200	8,508
Guess?, Inc.*	1,400	54,754
Jones Apparel Group, Inc.	3,200	113,184
Kellwood Co.	400	12,556
Mohawk Industries, Inc.*	1,643	132,623

	SHARES	VALUE
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
NIKE, Inc. Class B	5,200	$442,520
Oakley, Inc.	2,100	35,742
Oxford Industries, Inc.	300	15,339
Phillips-Van Heusen Corp.	1,400	53,494
Polo Ralph Lauren Corp.	1,500	90,915
Quiksilver, Inc.*	3,600	49,896
The Finish Line, Inc. Class A	800	13,160
The Warnaco Group, Inc.*	1,400	33,600
Timberland Co.*	1,000	34,230
Wolverine World Wide, Inc.	1,200	26,556
		1,782,919
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	1,500	21,510
Goodyear Tire & Rubber Co.*	5,300	76,744
		98,254
Tobacco — 1.2%
Altria Group, Inc.	70,800	5,016,888
Loews Corp. - Carolina Group	1,600	75,632
Reynolds American, Inc.	3,800	400,900
UST, Inc.	4,600	191,360
		5,684,780
Tools-Hand Held — 0.0%
Snap-on, Inc.	1,400	53,368
Stanley Works	2,000	101,320
Toro Co.	1,000	47,750
		202,438
Transportation — 1.3%
ABX Air, Inc.*	600	4,086
Alexander & Baldwin, Inc.	900	42,912
Arkansas Best Corp.	400	15,648
Bristow Group ,Inc.*	200	6,180
Burlington Northern Santa Fe Corp.	4,600	383,318
C.H. Robinson Worldwide, Inc.	5,800	284,722
CNF Transportation, Inc.	1,000	49,940
CSX Corp.	7,000	418,600
EGL, Inc.*	800	36,000
FedEx Corp.	8,400	948,696
Forward Air Corp.	450	16,780
GATX Corp.	1,700	70,193
Genesee & Wyoming, Inc. Class A*	1,300	39,884
Heartland Express, Inc.	2,300	50,117
J.B. Hunt Transport Services, Inc.	5,300	114,162
Kansas City Southern Industries, Inc.*	2,100	51,870
Kirby Corp.*	500	34,055
Knight Transportation, Inc.	2,625	51,844
Laidlaw International, Inc.	2,500	68,000
Landstar Systems, Inc.	1,600	70,592
Norfolk Southern Corp.	13,800	746,166
Old Dominion Freight Line, Inc.*	450	12,127
Overseas Shipholding Group, Inc.	900	43,137
Ryder System, Inc.	1,600	71,648
Swift Transportation Co., Inc.*	2,500	54,325
Union Pacific Corp.	8,400	784,140
United Parcel Service, Inc. Class B	21,600	1,714,608
Werner Enterprises, Inc.	2,700	49,599
YRC Worldwide ,Inc.*	1,263	48,070
		6,281,419
Utilities — 2.7%
AES Corp.*	23,600	402,616
Allegheny Energy, Inc.*	5,200	176,020
Alliant Energy Corp.	3,700	116,439
Ameren Corp.	6,500	323,830
American Electric Power Co., Inc.	14,200	483,084
American Power Conversion Corp.	6,200	143,282
Aqua America, Inc.	4,034	112,226
Avista Corp.	1,000	20,650
Black Hills Corp.	500	17,000
Calpine Corp.*	17,200	4,644
CH Energy Group, Inc.	300	14,400
Cinergy Corp.	5,100	231,591
Cleco Corp.	1,600	35,728
CMS Energy Corp.*	6,600	85,470
Consolidated Edison, Inc.	7,800	339,300
Constellation Energy Group	6,100	333,731
Dominion Resources, Inc.	11,800	814,554
DPL, Inc.	4,300	116,100
Duke Energy Corp.	33,400	973,610
Dynegy, Inc. Class A*	10,400	49,920
Edison International	10,400	428,272
El Paso Electric Co.*	1,200	22,848
Exelon Corp.	24,000	1,269,600
FirstEnergy Corp.	11,900	581,910
FPL Group, Inc.	13,400	537,876
FuelCell Energy, Inc.*	900	10,323
IDACORP, Inc.	600	19,512
KeySpan Corp.	5,600	228,872
MDU Resources Group, Inc.	3,550	118,747
NiSource, Inc.	8,137	164,530
Northeast Utilities	5,000	97,650
Northwest Natural Gas Co.	500	17,745
OGE Energy Corp.	3,100	89,900
Otter Tail Power Co.	500	14,345
Parker-Hannifin Corp.	3,100	249,891
Peoples Energy Corp.	700	24,948
Pepco Holdings, Inc.	6,100	139,019
PG&E Corp.	11,900	462,910
Pinnacle West Capital Corp.	3,200	125,120
PNM Resources, Inc.	1,950	47,580
PPL Corp.	12,200	358,680
Public Service Enterprise Group, Inc.	6,700	429,068
Puget Energy, Inc.	3,700	78,366
Questar Corp.	2,200	154,110
Reliant Resources, Inc.*	9,644	102,034
SCANA Corp.	3,900	153,036
Sierra Pacific Resources*	5,900	81,479
Southern Co.	25,200	825,804
Southwest Gas Corp.	500	13,975
TECO Energy, Inc.	6,200	99,944
TXU Corp.	16,400	734,064
UIL Holdings Corp.	200	10,470
Unisource Energy Corp.	600	18,300
Vectren Corp.	1,700	44,846
WGL Holdings, Inc.	900	27,378
Wisconsin Energy Corp.	4,000	159,960
WPS Resources Corp.	800	39,376
Xcel Energy, Inc.	12,900	234,135
		13,010,818
Waste Management — 0.2%
Allied Waste Industries, Inc.*	11,200	137,088
Republic Services, Inc. Class A	4,200	178,542
Stericycle, Inc.*	900	60,858
Waste Connections, Inc.*	750	29,857
Waste Management, Inc.	18,800	663,640
		1,069,985
Other — 4.2%
DFA U.S. MicroCap Portfolio	1,204,210	20,339,111

TOTAL COMMON STOCKS (Identified Cost $400,130,277)		482,553,224

SHORT-TERM INVESTMENTS — 1.1%
Other — 1.1%
SSgA Money Market Fund	5,204,403	$5,204,403
SSgA U.S. Government Money Market Fund	1	1

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,204,404)		5,204,404

Total Investments — 100.6% (Identified Cost $405,334,681)#		487,757,628
Liabilities, Less Cash and Other Assets — (0.6%)		(2,856,827)

Net Assets — 100.0%		$484,900,801

#            At March 31, 2006 the aggregate cost of investment securities for income tax purposes was $405,334,682. Net unrealized appreciation aggregated $82,422,947 of which $101,158,670 related to appreciated investment securities and $18,735,723 related to depreciated investment securities.

*            Non-income producing security

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.1%
Aerospace/Defense — 2.9%
Curtiss-Wright Corp.	258	$17,080
Northrop Grumman Corp.	79,233	5,410,821
Raytheon Co.	59,300	2,718,312
		8,146,213
Agricultural Operations — 0.2%
Corn Products International, Inc.	14,100	416,937

Airlines — 0.8%
Southwest Airlines Co.	126,400	2,273,936

Auto & Related — 1.7%
Ford Motor Co.	291,400	2,319,544
General Motors Corp.	100,700	2,141,889
Lear Corp.	5,756	102,054
United Rentals, Inc.*	6,300	217,350
		4,780,837
Banks/Savings & Loans — 2.4%
Independence Community Bank Corp.	14,600	608,528
New York Community Bancorp, Inc.	61,500	1,077,480
North Fork Bancorporation, Inc.	101,200	2,917,596
Sovereign Bancorp, Inc.	32,600	714,266
The South Financial Group, Inc.	16,000	418,400
Washington Mutual, Inc.	15,499	660,567
Webster Financial Corp.	5,100	247,146
		6,643,983
Broadcasting — 3.9%
Clear Channel Communications, Inc.	97,472	2,827,663
Comcast Corp. Class A*	183,690	4,805,330
Comcast Corp. Class A Special*	56,300	1,470,556
Discovery Holding Co. Class A*	44,300	664,500
Hearst-Argyle Television, Inc.	10,600	247,616
Liberty Global, Inc. Class A*	18,605	367,449
Liberty Global, Inc. Series C*	18,605	380,845
Radio One, Inc. Class A*	2,800	20,944
		10,784,903
Building & Construction — 0.7%
Lafarge Corp.	14,500	1,218,000
Pulte Corp.	20,800	799,136
		2,017,136
Business Services — 0.9%
Electronic Data Systems Corp.	90,400	2,425,432
PHH Corp.*	2,895	77,296
		2,502,728
Chemicals — 0.6%
Ashland, Inc.	16,200	1,151,496
Lubrizol Corp.	1,800	77,130
Lyondell Chemical Co.	15,700	312,430
Tronox, Inc.*	6,082	103,333
Valhi, Inc.	1,800	31,860
		1,676,249
Commercial Services — 0.1%
Convergys Corp.*	8,000	145,680
Live Nation, Inc.*	12,184	241,731
		387,411
Communications Equipment — 0.4%
Andrew Corp.*	35,707	438,482
Integrated Device Technology, Inc.*	45,676	678,745
		1,117,227
Computer Equipment — 0.3%
Ingram Micro, Inc. Class A*	36,100	722,000

Computer Services — 1.0%
Computer Sciences Corp.*	32,500	1,805,375
Compuware Corp.*	45,300	354,699
Sun Microsystems, Inc.*	97,600	500,688
Unisys Corp.*	31,400	216,346
		2,877,108
Computer Software — 0.1%
3Com Corp.*	58,600	300,032

Computers — 1.2%
Hewlett-Packard Co.	102,700	3,378,830

Containers & Glass — 0.1%
Owens-Illinois, Inc.*	13,000	225,810

Diversified Operations — 0.6%
Cendant Corp.	88,170	1,529,750
PerkinElmer, Inc.	5,800	136,126
		1,665,876
Electronics — 2.7%
Advanced Micro Devices, Inc.*	10,900	361,444
Applied Micro Circuits Corp.*	22,500	91,575
Arrow Electronics, Inc.*	19,300	622,811
Avnet, Inc.*	33,100	840,078
AVX Corp.	23,400	414,180
Fairchild Semiconductor Corp. Class A*	700	13,349
Intersil Corp. Class A	28,000	809,760
Micron Technology, Inc.*	129,700	1,909,184
Sanmina Corp.*	93,300	382,530
Solectron Corp.*	203,400	813,600
Tech Data Corp.*	12,300	453,993
Thermo Electron Corp.*	11,100	411,699
Vishay Intertechnology, Inc.*	38,600	549,664
		7,673,867
Financial Services — 8.6%
A.G. Edwards, Inc.	11,900	593,334
AMBAC Financial Group, Inc.	23,500	1,870,600
AmeriCredit Corp.*	24,400	749,812
CIT Group, Inc.	21,900	1,172,088
Countrywide Credit Industries, Inc.	90,400	3,317,680
J.P. Morgan Chase & Co.	101,200	4,213,968
Janus Capital Group, Inc.	46,400	1,075,088
KeyCorp	9,700	356,960
LaBranche & Co., Inc.*	3,500	55,335
MBIA, Inc.	30,300	1,821,939
Protective Life Corp.	15,500	770,970
Prudential Financial, Inc.	73,000	5,534,130
The Bear Stearns Cos., Inc.	18,060	2,504,922
		24,036,826
Food & Beverages — 3.9%
Archer-Daniels-Midland Co.	97,196	3,270,646
Coca-Cola Enterprises, Inc.	89,700	1,824,498
Del Monte Foods Co.	24,300	288,198
Kraft Foods, Inc. Class A	107,700	3,264,387
PepsiAmericas, Inc.	15,300	374,085
Smithfield Foods, Inc.*	22,400	657,216
The J.M. Smucker Co.	12,600	500,220
Tyson Foods, Inc. Class A	53,707	737,934
		10,917,184
Forest & Paper Products — 2.1%
International Paper Co.	29,000	1,002,530

	SHARES	VALUE
COMMON STOCKS(Continued)
Forest & Paper Products(Continued)
Smurfit-Stone Container Corp.*	58,043	$787,644
Weyerhaeuser Co.	55,700	4,034,351
		5,824,525
Funeral Services — 0.1%
Service Corp. International	40,300	314,340

Health Care - Drugs — 1.0%
AmerisourceBergen Corp.	35,200	1,699,104
Millennium Pharmaceuticals, Inc.*	67,600	683,436
Watson Pharmaceuticals, Inc.*	18,900	543,186
		2,925,726
Health Care - Products — 0.5%
Invitrogen Corp.*	7,400	518,962
UnitedHealth Group, Inc.	13,200	737,352
		1,256,314
Health Care - Services — 1.1%
Medco Health Solutions, Inc.*	29,500	1,687,990
Tenet Healthcare Corp.*	77,200	569,736
Triad Hospitals, Inc.*	16,900	708,110
		2,965,836
Insurance — 19.8%
Alleghany Corp.	1,734	501,993
Allstate Corp.	105,400	5,492,394
American Financial Group, Inc.	18,300	761,463
American National Insurance Co.	6,061	679,317
AmerUs Group Co.	8,800	530,112
Chubb Corp.	28,500	2,720,040
Cincinnati Financial Corp.	39,556	1,664,121
CNA Financial Corp.*	57,100	1,818,064
Fidelity National Financial, Inc.	28,800	1,023,264
Fidelity National Title Group, Inc. Class A	5,040	114,761
Hanover Insurance Group, Inc.	12,100	634,282
Hartford Financial Services Group, Inc.	46,300	3,729,465
Lincoln National Corp.	39,000	2,129,010
Loews Corp.	42,200	4,270,640
MetLife, Inc.	170,300	8,237,411
MGIC Investment Corp.	20,300	1,352,589
Nationwide Financial Services, Inc. Class A	12,900	554,958
Odyssey Re Holdings Corp.	8,700	188,790
Ohio Casualty Corp.	13,446	426,238
Old Republic International Corp.	50,975	1,112,274
Principal Financial Group, Inc.	52,500	2,562,000
Radian Group, Inc.	17,900	1,078,475
Reinsurance Group of America, Inc.	14,300	676,247
Safeco Corp.	21,500	1,079,515
St. Paul Cos., Inc.	158,100	6,606,999
StanCorp Financial Group, Inc.	9,400	508,634
The First American Corp.	19,400	759,704
The PMI Group, Inc.	19,300	886,256
Torchmark, Inc.	13,900	793,690
Transatlantic Holdings, Inc.	1,900	111,055
Unitrin, Inc.	15,500	720,905
UnumProvident Corp.	65,600	1,343,488
Wesco Financial Corp.	880	351,120
		55,419,274
Internet Services — 1.2%
Expedia, Inc.*	52,149	1,057,060
IAC/InterActiveCorp*	52,149	1,536,831
Qwest Communications International, Inc.*	131,900	896,920
		3,490,811
Leisure — 0.8%
Harrah’s Entertainment, Inc.	9,663	753,327
MGM Mirage, Inc.*	35,300	1,521,077
Sabre Holdings Corp. Class A	3,900	91,767
		2,366,171
Machinery — 0.3%
AGCO Corp.*	16,100	333,914
SPX Corp.	7,600	405,992
		739,906
Metals & Mining — 0.4%
Phelps Dodge Corp.	14,400	1,159,632

Multimedia — 10.4%
A.H. Belo Corp. Series A	17,800	353,864
CBS Corp. Class A	8,700	209,670
CBS Corp. Class B	129,700	3,110,206
Cox Radio, Inc. Class A*	2,200	29,524
Liberty Media Corp. Class A*	546,500	4,486,765
News Corp. Class B	12,608	209,419
The Walt Disney Co.	71,300	1,988,557
Time Warner, Inc.	620,700	10,421,553
Tribune Co.	55,800	1,530,594
Univision Communications, Inc. Class A*	43,600	1,502,892
Viacom, Inc. Class A*	129,700	5,032,360
Viacom, Inc. Class B*	8,700	337,212
		29,212,616
Office Equipment — 0.1%
IKON Office Solutions, Inc.	23,300	332,025

Office Furnishings & Supplies — 0.2%
OfficeMax, Inc.	15,900	479,703
Steelcase, Inc. Class A	6,100	109,800
		589,503
Oil & Gas — 8.0%
Amerada Hess Corp.	14,718	2,095,843
Anadarko Petroleum Corp.	53,626	5,416,763
Apache Corp.	21,482	1,407,286
Chesapeake Energy Corp.	28,000	879,480
ConocoPhillips	37,600	2,374,440
Devon Energy Corp.	2,400	146,808
Forest Oil Corp.*	12,800	475,904
Kerr-McGee Corp.	30,167	2,880,345
Marathon Oil Corp.	54,260	4,132,984
Mariner Energy, Inc.*	9,226	189,225
Pogo Producing Co.	13,100	658,275
Tidewater, Inc.	10,600	585,438
Valero Energy Corp.	19,800	1,183,644
		22,426,435
Paper & Related Products — 0.9%
Bowater, Inc.	10,900	322,422
Louisiana-Pacific Corp.	24,300	660,960
MeadWestvaco Corp.	40,413	1,103,679
Temple-Inland, Inc.	7,100	316,305
		2,403,366
Publishing — 0.0%
Hollinger International, Inc. Class A	2,600	21,788

Retail - Food — 0.7%
Albertson’s, Inc.	66,000	1,694,220
SUPERVALU, Inc.	11,700	360,594
		2,054,814

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - General — 2.3%
Dillards, Inc. Class A	17,000	$442,680
Federated Department Stores, Inc.	39,833	2,907,809
J.C. Penney Co., Inc.	24,900	1,504,209
Sears Holdings Corp.*	11,645	1,539,935
		6,394,633
Retail - Specialty — 1.1%
American Greetings Corp. Class A	9,700	209,714
AutoNation, Inc.*	59,300	1,277,915
Blockbuster, Inc. Class A	4,500	17,865
Borders Group, Inc.	5,700	143,868
Circuit City Stores-Circuit City Group	32,000	783,360
Rite Aid Corp.*	8,500	34,000
Saks, Inc.*	31,400	606,020
		3,072,742
Steel — 0.1%
The Timken Co.	6,300	203,301
Worthington Industries, Inc.	3,000	60,180
		263,481
Telecommunications — 7.2%
American Tower Corp. Class A*	3,700	112,184
AT&T, Inc.	339,882	9,190,409
CIENA Corp.*	41,900	218,299
Cincinnati Bell, Inc.*	13,200	59,664
Crown Castle International Corp.*	14,000	396,900
Level 3 Communications, Inc.*	15,000	77,700
Lucent Technologies, Inc.*	36,600	111,630
Sprint Corp.	93,800	2,423,792
Telephone & Data Systems, Inc.	9,800	386,512
Telephone & Data Systems, Inc. Special Shares	8,400	317,100
Tellabs, Inc.*	74,422	1,183,310
United States Cellular Corp.*	11,700	694,512
Verizon Communications, Inc.	149,320	5,085,839
		20,257,851
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	32,982
Goodyear Tire & Rubber Co.*	12,400	179,552
		212,534
Tobacco — 0.5%
Reynolds American, Inc.	12,900	1,360,950

Transportation — 6.7%
Alexander & Baldwin, Inc.	10,000	476,800
Burlington Northern Santa Fe Corp.	22,800	1,899,924
CSX Corp.	48,300	2,888,340
GATX Corp.	11,500	474,835
Kansas City Southern Industries, Inc.*	17,000	419,900
Laidlaw International, Inc.	19,800	538,560
Norfolk Southern Corp.	91,400	4,941,998
Overseas Shipholding Group, Inc.	6,500	311,545
Ryder System, Inc.	13,900	622,442
Union Pacific Corp.	60,500	5,647,675
YRC Worldwide, Inc.*	13,100	498,586
		18,720,605
Utilities — 0.1%
Alliant Energy Corp.	4,500	141,615

Waste Management — 0.3%
Allied Waste Industries, Inc.*	69,212	847,155

TOTAL COMMON STOCKS (Identified Cost $223,256,144)		277,319,741

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	1,485,903	1,485,903

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,485,904)		1,485,904

Total Investments — 99.6%
(Identified Cost $224,742,048)#		278,805,645

Cash and Other Assets, Less liabilities — 0.4%		1,090,977

Net Assets — 100.0%		$279,896,622

#                 At March 31, 2006 the aggregate cost of investment securities for income tax purposes was $224,742,048. Net unrealized appreciation aggregated $54,063,597 of which $67,376,863 related to appreciated investment securities and $13,313,266 related to depreciated investment securities.

*                 Non-income producing security

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.6%
Advertising — 0.1%
Emak Worldwide, Inc.*	800	$6,672
Traffix, Inc.	2,100	12,096
ValueVision International, Inc. Class A*	6,700	85,626
Ventiv Health, Inc.*	5,500	182,710
		287,104
Aerospace/Defense — 1.6%
AAR Corp.*	6,500	185,120
Analex Corp.*	2,500	6,887
ARGON ST, Inc.*	3,600	120,708
Armor Holdings, Inc.*	6,900	402,201
BE Aerospace, Inc.*	10,800	271,296
CPI Aerostructures, Inc.*	400	3,180
Curtiss-Wright Corp.	4,300	284,660
DRS Technologies, Inc.	7,038	386,175
Ducommun, Inc.*	2,055	45,621
EDO Corp.	3,200	98,720
GenCorp, Inc.*	11,000	226,050
HEICO Corp.	4,700	148,943
HEICO Corp. Class A	2,020	55,005
Herley Industries, Inc.*	2,900	60,552
Hexcel Corp.*	12,500	274,625
Innovative Solutions and Support, Inc.*	1,950	25,350
Kaman Corp. Class A	4,200	105,672
Ladish Co., Inc.*	2,600	75,322
LMI Aerospace, Inc.*	1,400	25,396
Mechanical Technology, Inc.*	5,600	21,000
Moog, Inc. Class A*	6,600	234,234
MTC Technologies, Inc.*	3,000	83,970
Orbital Sciences Corp.*	11,000	174,020
SPACEHAB, Inc.*	1,000	930
Teledyne Technologies, Inc.*	16,900	601,640
The Allied Defense Group, Inc.*	600	13,170
The Fairchild Corp. Class A*	2,900	7,540
Triumph Group, Inc.*	2,700	119,502
United Industrial Corp.	1,800	109,674
		4,167,163
Agricultural Operations — 0.1%
AGCO Corp.*	3,000	62,220
Delta & Pine Land Co.	6,900	208,104
Embrex, Inc.*	1,100	13,805
LESCO, Inc.*	1,300	22,243
Senesco Technologies, Inc.*	1,100	2,354
		308,726
Airlines — 0.7%
AirTran Holdings, Inc.*	17,350	314,208
Alaska Air Group, Inc.*	6,700	237,515
ATA Holdings Corp.* (a)(b)	600	0
Continental Airlines, Inc. Class B*	12,700	341,630
Delta Air Lines, Inc.*	23,300	13,281
ExpressJet Holdings, Inc.*	9,800	72,912
Frontier Airlines, Inc.*	6,750	51,975
MAIR Holdings, Inc.*	3,200	14,976
Mesa Air Group, Inc.*	6,600	75,504
Midwest Air Group, Inc.*	3,000	19,800
Northwest Airlines Corp. Class A*	16,600	7,470
Pinnacle Airlines Corp.*	3,500	23,310
Republic Airways Holdings, Inc.*	7,700	114,037
SkyWest, Inc.	11,000	321,970
World Air Holdings, Inc.*	4,300	42,226
		1,650,814
Auto & Related — 1.3%
A.S.V., Inc.*	5,100	164,322
Accuride Corp.*	3,100	35,650
Aftermarket Technology Corp.*	4,600	104,006
American Axle & Manufacturing Holdings, Inc.	9,600	164,448
Arctic Cat, Inc.	2,300	55,338
ArvinMeritor, Inc.	13,700	204,267
Asbury Automotive Group, Inc.*	11,700	230,724
Bandag, Inc.	1,600	66,992
Coachmen Industries, Inc.	3,000	34,140
Commercial Vehicle Group, Inc.*	3,100	59,551
CSK Auto Corp.*	9,000	124,830
Dollar Thrifty Automotive Group, Inc.*	4,300	195,220
Dura Automotive Systems, Inc.*	3,200	7,680
Hayes Lemmerz International, Inc.*	7,200	19,656
IMPCO Technologies, Inc.*	4,900	31,948
Lithia Motors, Inc. Class A	2,197	76,236
LoJack Corp.*	3,000	71,940
Midas, Inc.*	3,000	65,610
Miller Industries, Inc.*	2,100	53,550
Monaco Coach Corp.	6,050	81,070
National R.V. Holdings, Inc.*	1,100	7,040
Noble International Ltd.	2,800	47,404
Proliance International, Inc.*	2,890	15,779
Rent-A-Center, Inc.*	8,100	207,279
Rent-Way, Inc.*	4,500	32,445
Rush Enterprises, Inc. Class A*	2,900	50,982
Skyline Corp.	1,200	49,656
Spartan Motors, Inc.	2,400	27,600
Standard Motor Products, Inc.	3,600	31,968
Strattec Security Corp.*	300	11,187
Superior Industries International, Inc.	4,500	87,120
Supreme Industries, Inc. Class A	700	5,201
Tenneco Automotive, Inc.*	8,300	180,027
Tower Automotive, Inc.*	6,500	553
United Auto Group, Inc.	8,400	361,200
United Rentals, Inc.*	200	6,900
Visteon Corp.*	24,400	112,240
Wabash National Corp.	5,500	108,625
Winnebago Industries, Inc.	5,400	163,836
		3,354,220
Banks/Savings & Loans — 7.1%
1st Source Corp.	3,061	91,769
Accredited Home Lenders Holding Co.*	3,800	194,484
ACE Cash Express, Inc.*	2,600	64,714
Alabama National BanCorp.	2,788	190,699
AMCORE Financial, Inc.	4,200	132,804
AmericanWest Bancorporation*	1,800	47,646
Ameris Bancorp	2,029	47,195
Anchor BanCorp Wisconsin, Inc.	3,700	112,147
Atlantic Coast Federal Corp.	200	2,938
Bancfirst Corp.	3,000	130,800
BancorpSouth, Inc.	1,600	38,416
Bancshares of Florida, Inc.*	1,100	24,161
Bank of the Ozarks, Inc.	3,000	109,500
BankAtlantic Bancorp, Inc. Class A	10,600	152,534
BankUnited Financial Corp. Class A	6,800	183,872
Banner Corp.	1,660	56,440
Berkshire Hills Bancorp, Inc.	800	27,952
Beverly Hills Bancorp, Inc.	3,800	40,280
Boston Private Financial Holdings, Inc.	6,900	233,151
Brookline Bancorp, Inc.	12,348	191,271
Camden National Corp.	200	7,680
Capital Corp. of the West	1,800	66,096
Capitol Bancorp Ltd.	2,600	121,550
Cardinal Financial Corp.	4,900	66,297
Cathay Bancorp, Inc.	5,818	218,990

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Center Bancorp, Inc.	1,600	$19,040
Center Financial Corp.	3,300	79,959
Central Pacific Financial Corp.	6,100	223,992
CFS Bancorp, Inc.	1,400	20,972
Charter Financial Corp.	2,228	84,798
Chemical Financial Corp.	5,050	163,165
Chittenden Corp.	9,312	269,769
Citizens First Bancorp, Inc.	800	22,608
Columbia Banking System, Inc.	2,383	79,735
Commercial Capital Bancorp, Inc.	2,319	32,605
Community Bank Systems, Inc.	5,200	116,116
Community Trust Bancorp, Inc.	798	27,052
Corus Bankshares, Inc.	5,000	297,200
CVB Financial Corp.	14,550	248,805
Dime Community Bancshares	10,050	144,419
Downey Financial Corp.	700	47,110
East West Bancorp, Inc.	6,400	246,720
Fidelity Bankshares, Inc.	4,667	156,951
First Bancorp	2,400	53,712
First Busey Corp. Class A	3,476	73,344
First Charter Corp.	5,400	133,380
First Citizens BancShares, Inc.	200	38,600
First Community Bancorp	3,500	201,810
First Community Bancshares, Inc.	1,561	49,921
First Financial Bancorp	8,665	144,186
First Financial Corp.	2,100	62,580
First Financial Holdings, Inc.	1,800	57,060
First Indiana Corp.	2,875	80,213
First Mariner Bancorp*	100	1,918
First Merchants Corp.	2,777	73,646
First Niagara Financial Group, Inc.	16,585	243,136
First Oak Brook Bancshares, Inc. Class A	400	10,700
First PacTrust Bancorp, Inc.	200	6,010
First Place Financial Corp.	2,900	71,920
First Republic Bank	5,225	197,609
First State Bancorp	2,800	74,368
FirstFed Financial Corp.*	2,500	149,525
Flagstar Bancorp, Inc.	11,650	175,915
Flushing Financial Corp.	3,700	64,602
FNB Corp.	11,281	192,905
Franklin Bank Corp.*	4,100	78,843
Frontier Financial Corp.	5,400	178,416
Gateway Financial Holdings, Inc.	1,288	21,883
GB&T Bancshares, Inc.	1,800	40,230
German American Bancorp	200	2,688
Glacier Bancorp, Inc.	5,515	171,241
Gold Banc Corp., Inc.	6,900	126,408
Great Southern Bancorp, Inc.	2,000	57,760
Greater Bay Bancorp	9,200	255,208
Greene County Bancshares, Inc.	2,000	58,420
Hancock Holding Co.	6,500	302,380
Harbor Florida Bancshares, Inc.	4,244	160,720
Harleysville National Corp.	4,658	105,923
Heartland Financial USA, Inc.	1,100	25,960
Heritage Commerce Corp.	2,100	52,500
Horizon Financial Corp.	1,300	33,228
IBERIABANK Corp.	1,375	77,784
Independent Bank Corp.-MA	2,182	70,151
Independent Bank Corp.-MI	4,460	126,887
Integra Bank Corp.	2,600	59,436
Interchange Financial Services Corp.	3,100	58,900
KNBT Bancorp, Inc.	6,200	101,370
Lakeland Bancorp, Inc.	1,735	26,997
Macatawa Bank Corp.	2,000	75,820
MAF Bancorp, Inc.	6,095	266,778
Main Street Banks, Inc.	3,706	95,911
MB Financial, Inc.	4,827	170,876
MBT Financial Corp.	2,600	43,680
Medallion Financial Corp.	3,400	46,070
Mid-State Bancshares	3,800	111,834
Midwest Banc Holdings, Inc.	4,100	106,354
Nara Bancorp, Inc.	3,500	61,425
National Penn Bancshares, Inc.	8,366	178,028
NBT Bancorp, Inc.	5,860	136,245
Northwest Bancorp, Inc.	9,700	240,172
OceanFirst Financial Corp.	1,678	41,111
Ocwen Financial Corp.*	11,900	121,618
Old National Bancorp	16,000	346,240
Omega Financial Corp.	1,800	60,948
Online Resources Corp.*	4,200	54,600
Pacific Capital Bancorp	8,766	296,641
Pacific Mercantile Bancorp*	1,300	25,844
Pacific Premier Bancorp, Inc.*	300	3,519
Partners Trust Financial Group, Inc.	12,871	153,422
Peoples Bancorp, Inc.	1,400	42,000
PFF Bancorp, Inc.	4,320	145,627
Pinnacle Financial Partners, Inc.*	1,700	46,648
Prosperity Bancshares, Inc.	4,900	148,029
Provident Bankshares Corp.	6,240	227,448
Provident Financial Holdings, Inc.	1,000	32,600
Provident Financial Services, Inc.	14,515	262,721
Provident New York Bancorp	8,000	103,760
PSB Bancorp, Inc.*	600	7,482
Pulaski Financial Corp.	1,200	19,800
Rainier Pacific Financial Group, Inc.	700	11,326
Renasant Corp.	2,000	73,880
Republic Bancorp, Inc.	13,915	167,537
Republic Bancorp, Inc. Class A	4,620	93,878
Riverview Bancorp, Inc.	900	24,084
Rome Bancorp, Inc.	1,200	14,220
S&T Bancorp, Inc.	4,800	175,584
Sandy Spring Bancorp, Inc.	2,300	87,377
Seacoast Banking Corp. of Florida	3,210	93,443
Simmons First National Corp. Class A	2,100	62,496
Sound Federal Bancorp, Inc.	1,800	37,062
Southern Community Financial Corp.	3,300	30,327
Southwest Bancorp, Inc.	2,600	57,824
State Bancorp, Inc.	1,127	17,232
Sterling Bancorp	2,740	56,444
Sterling Bancshares, Inc.	12,200	220,210
Sterling Financial Corp.	6,927	200,883
Suffolk Bancorp	1,200	41,640
Sun American Bancorp*	1,900	10,165
Sun Bancorp, Inc.*	2,698	52,611
SVB Financial Group*	4,500	238,725
Synergy Financial Group, Inc.	700	10,164
Texas Capital Bancshares, Inc.*	1,900	45,600
Texas Regional Bancshares, Inc. Class A	9,756	287,701
The Banc Corp.*	3,600	42,660
The Bancorp, Inc.*	2,600	63,830
TierOne Corp.	3,600	122,220
Trico Bancshares	2,400	67,968
TrustCo Bank Corp. NY	14,334	174,445
Trustmark Corp.	8,400	265,776
UCBH Holdings, Inc.	6,000	113,520
UMB Financial Corp.	3,900	273,897
Umpqua Holdings Corp.	8,732	248,862
Union Bankshares Corp.	1,600	73,136
United Bankshares, Inc.	7,300	279,371
United Community Banks, Inc.	7,609	214,193

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
United Community Financial Corp.	6,200	$75,144
USB Holding Co. ,Inc.	4,000	91,760
Virginia Commerce Bancorp*	2,400	86,280
Washington Trust Bancorp, Inc.	1,900	53,333
WesBanco, Inc.	4,300	141,083
West Bancorporation	3,000	59,490
West Coast Bancorp	2,947	82,369
Western Sierra Bancorp	1,000	45,340
Willow Grove Bancorp, Inc.	2,800	49,588
Wilshire Bancorp, Inc.	5,000	92,950
Wintrust Financial Corp.	4,750	276,307
Yardville National Bancorp	900	33,120
		17,995,101
Broadcasting — 0.6%
4Kids Entertainment, Inc.*	1,800	30,942
Acacia Research-Acacia Technologies*	2,200	19,404
Acme Communications, Inc.*	1,700	7,038
Beasley Broadcast Group, Inc. Class A	907	11,002
Charter Communications, Inc. Class A*	47,700	51,993
Citadel Broadcasting Corp.	11,200	124,208
Crown Media Holdings, Inc. Class A*	14,000	88,760
Cumulus Media, Inc. Class A*	11,400	128,364
Digital Generation Systems, Inc.*	7,500	5,250
Entercom Communications Corp.	5,900	164,728
Entravision Communications Corp.*	11,900	109,004
Gray Television, Inc.	7,300	61,320
Lin TV Corp. Class A*	4,400	39,600
Mediacom Communications Corp.*	16,800	96,600
Medialink Worldwide, Inc.*	400	1,704
New Frontier Media, Inc.*	10,200	77,418
NTN Communications, Inc.*	5,300	7,632
Radio One, Inc. Class A*	3,500	26,180
Radio One, Inc. Class D*	15,700	117,122
Regent Communications, Inc.*	8,600	39,646
Saga Communications, Inc. Class A*	2,800	27,076
Salem Communications Corp. Class A*	3,500	52,535
Sinclair Broadcast Group, Inc. Class A	8,200	66,830
Spanish Broadcasting System, Inc. Class A*	6,760	37,383
TiVo, Inc.*	16,200	117,126
World Wrestling Federation Entertainment, Inc.	4,000	67,600
		1,576,465
Building & Construction — 2.2%
Ampco-Pittsburgh Corp.	1,000	20,000
Apogee Enterprises, Inc.	5,200	87,776
Cavalier Homes, Inc.*	2,900	20,300
Champion Enterprises, Inc.*	14,400	215,424
Comfort Systems USA, Inc.	7,100	95,850
Dominion Homes, Inc.*	1,000	9,860
Drew Industries, Inc.*	4,000	142,200
Dycom Industries, Inc.*	8,800	187,000
ElkCorp	3,400	114,750
Emcor Group, Inc.*	6,200	307,892
Fleetwood Enterprises, Inc.*	12,100	135,157
Foster Wheeler Ltd.*	60	2,839
Granite Construction, Inc.	7,450	362,666
Home Solutions of America, Inc.*	5,000	33,800
Infrasource Services, Inc.*	7,900	135,959
Insituform Technologies, Inc.*	5,400	143,640
Integrated Electrical Services, Inc.*	5,100	5,355
Interline Brands, Inc.*	3,200	80,736
Layne Christensen Co.*	2,600	87,152
Levitt Corp. Class A	3,000	66,120
M/I Homes, Inc.	2,300	108,100
Michael Baker Corp.*	1,300	36,829
Modine Manufacturing Co.	5,900	174,050
Modtech Holdings, Inc.*	1,500	13,125
NCI Building Systems, Inc.*	3,500	209,195
Orleans Homebuilders, Inc.	2,700	54,702
Palm Harbor Homes, Inc.*	4,600	98,578
Perini Corp.*	4,800	145,776
Simpson Manufacturing Co., Inc.	7,700	333,410
Sterling Construction Co., Inc.*	1,200	26,028
Technical Olympic USA, Inc.	10,700	217,745
Texas Industries, Inc.	6,600	399,234
The Shaw Group, Inc.*	15,000	456,000
Trex Co., Inc.*	2,700	85,590
U.S. Home Systems, Inc.*	1,100	9,482
URS Corp.*	6,600	265,650
Washington Group International, Inc.	4,900	281,211
WCI Communities, Inc.*	8,600	239,252
William Lyon Homes, Inc.*	1,800	172,224
		5,580,657
Business Services — 3.5%
Acxiom Corp.	1,700	43,928
Administaff, Inc.	4,900	266,364
ADVO, Inc.	6,500	208,000
Ambassadors International, Inc.	1,000	18,160
AMN Healthcare Services, Inc.*	5,200	97,344
aQuantive, Inc.*	12,000	282,480
Banta Corp.	4,800	249,504
BearingPoint, Inc.*	39,800	337,902
Bowne & Co., Inc.	5,600	93,352
Brady Corp. Class A	8,400	314,664
Catalina Marketing Corp.	9,600	221,760
CDI Corp.	3,200	92,064
CIBER, Inc.*	11,900	75,922
Clark, Inc.	4,000	47,240
Concur Technologies, Inc.*	7,000	129,710
Consolidated Graphics, Inc.*	2,200	114,664
CorVel Corp.*	300	6,606
CRA International, Inc.*	2,300	113,298
Cross Country Healthcare, Inc.*	5,800	112,288
CSG Systems International, Inc.*	9,200	213,992
DiamondCluster International, Inc.*	6,200	66,340
DocuCorp International, Inc.*	1,600	13,216
EDGAR Online, Inc.*	4,100	20,992
Electro Rent Corp.*	4,183	71,111
ePlus, Inc.*	1,200	17,076
First Consulting Group, Inc.*	7,200	53,208
Forgent Networks, Inc.*	4,800	8,208
Forrester Research, Inc.*	5,600	124,992
Foundry Networks, Inc.*	26,300	477,608
Franklin Covey Co.*	3,300	25,872
FTI Consulting, Inc.*	8,775	250,351
Gartner, Inc. Class A*	24,900	347,355
Gevity HR, Inc.	5,224	127,779
Heidrick & Struggles International, Inc.*	3,000	108,840
Hudson Highland Group, Inc.*	4,300	81,442
infoUSA, Inc.*	8,500	110,330
Innodata Isogen, Inc.*	4,600	13,846
Intelli-Check, Inc.*	1,900	12,483
Jackson Hewitt Tax Service, Inc.	6,100	192,638
John H. Harland Co.	5,000	196,500
Keane, Inc.*	11,900	187,425
Kelly Services, Inc. Class A	5,800	157,586
Kforce, Inc.*	17,045	217,324
Korn/Ferry International*	8,400	171,276

	SHARES	VALUE
COMMON STOCKS (Continued)
Business Services (Continued)
Labor Ready, Inc.*	21,300	$510,135
MAXIMUS, Inc.	3,500	125,930
Microstrategy, Inc. Class A*	2,101	221,214
MPS Group, Inc.*	19,700	301,410
Navigant Consulting, Inc.*	9,300	198,555
Navigant International, Inc.*	2,000	24,560
NCO Group, Inc.*	6,436	152,855
On Assignment, Inc.*	6,400	70,272
PDI, Inc.*	2,100	24,507
Resources Connection, Inc.*	8,600	214,226
SITEL Corp.*	14,000	58,800
SM&A*	3,200	20,800
Spherion Corp.*	11,700	121,680
SYS*	1,600	6,096
TeamStaff, Inc.*	2,100	3,465
TeleTech Holdings, Inc.*	14,200	157,762
Tetra Tech, Inc.*	23,400	446,706
TRC Cos., Inc.*	2,850	38,560
Watson Wyatt & Co. Holdings	7,100	231,318
		9,021,891
Chemicals — 2.1%
A. Schulman, Inc.	5,900	146,025
Aceto Corp.	4,625	34,086
Albemarle Corp.	4,100	185,935
American Vanguard Corp.	3,100	94,705
Arch Chemicals, Inc.	4,700	142,880
Balchem Corp.	2,100	48,447
Cabot Microelectronics Corp.*	4,500	166,950
Dionex Corp.*	3,500	215,180
Ferro Corp.	8,400	168,000
FMC Corp.	3,500	216,930
GenTek, Inc.*	1,600	33,232
Georgia Gulf Corp.	6,100	158,539
H.B. Fuller Co.	5,800	297,772
Hawkins, Inc.	1,200	16,884
Hercules, Inc.*	22,600	311,880
Kronos Worldwide, Inc.	2,867	87,042
Landec Corp.*	4,600	36,708
MacDermid, Inc.	5,500	176,825
Minerals Technologies, Inc.	3,300	192,753
NewMarket Corp.	5,000	237,950
NL Industries, Inc.	8,700	92,481
Olin Corp.	14,700	315,609
OM Group, Inc.*	5,600	128,800
Omnova Solutions, Inc.*	11,400	69,768
Penford Corp.	1,500	24,120
Pioneer Cos., Inc.*	1,400	42,700
PolyOne Corp.*	17,500	163,100
Quaker Chemical Corp.	1,300	28,275
RPM, Inc.	2,000	35,880
Solutia, Inc.*	5,000	1,800
Spartech Corp.	6,000	144,000
Symyx Technologies*	5,800	160,892
Terra Industries, Inc.*	17,700	124,785
TETRA Technologies, Inc.*	6,075	285,768
UAP Holding Corp.	26,400	567,600
Valhi, Inc.	900	15,930
WD-40 Co.	2,600	80,210
Wellman, Inc.	5,200	33,072
		5,283,513
Commercial Services — 1.7%
Advance America Cash Advance Centers, Inc.	5,400	77,652
Arbitron, Inc.	6,000	202,920
CBIZ, Inc.*	14,400	115,200
Central Parking Corp.	6,600	105,600
Cenveo, Inc.*	21,400	354,812
Collectors Universe, Inc.*	1,500	20,985
CoStar Group, Inc.*	3,300	171,237
Euronet Worldwide, Inc.*	6,700	253,461
GP Strategies Corp.*	2,600	18,408
ICT Group, Inc.*	900	24,480
Intersections, Inc.*	2,600	29,406
Mac-Gray Corp.*	2,000	23,720
McGrath Rentcorp	5,000	150,300
Medifast, Inc.*	2,000	18,460
Mobile Mini, Inc.*	6,100	188,612
Newtek Business Services, Inc.*	5,650	12,261
Perceptron, Inc.*	1,100	9,361
Pfsweb, Inc.*	1,448	1,781
PHH Corp.*	11,400	304,380
Plexus Corp.*	7,800	293,046
Polycom, Inc.*	9,800	212,464
Pre-Paid Legal Services, Inc.	2,300	81,604
Providence Service Corp.*	1,300	42,276
ProxyMed, Inc.*	2,400	17,328
Quanta Services, Inc.*	22,200	355,644
Rewards Network, Inc.*	4,600	36,616
Sirva, Inc.*	13,200	112,596
Source Information Management Co.*	9,700	110,580
SOURCECORP, Inc.*	2,300	55,453
Standard Parking Corp.*	2,000	55,740
StarTek, Inc.	2,100	49,476
SYNNEX Corp.*	4,900	90,944
Team, Inc.*	1,600	53,216
TGC Industries, Inc.*	2,000	21,880
The Management Network Group, Inc.*	7,100	15,549
UniFirst Corp.	1,600	53,152
Veritas DGC, Inc.*	5,700	258,723
Vertrue, Inc.*	1,500	62,700
Viad Corp.	4,500	154,260
Wright Express Corp.*	2,100	58,905
		4,275,188
Communication Services — 0.1%
Broadwing Corp.*	15,800	232,892
Telkonet, Inc.*	8,500	36,125
Terremark Worldwide, Inc.*	10,800	91,800
		360,817
Communications Equipment — 1.6%
ANADIGICS, Inc.*	7,300	57,670
Applied Innovation, Inc.*	1,400	6,006
Applied Signal Technology, Inc.	1,700	33,711
Arris Group, Inc.*	20,800	286,208
Avanex Corp.*	20,900	68,134
Avici Systems, Inc.*	1,900	8,455
Captaris, Inc.*	5,000	23,150
Centillium Communications, Inc.*	7,800	29,874
Ceradyne, Inc.*	4,425	220,808
CIENA Corp.*	44,900	233,929
Cosine Communications, Inc.*	800	2,040
Datalink Corp.*	1,300	5,343
Digi International, Inc.*	4,400	51,348
Ditech Communications Corp.*	6,000	62,700
Endwave Corp.*	1,300	19,097
Finisar Corp.*	59,800	296,010
I.D. Systems, Inc.*	1,600	40,000
Inter-Tel, Inc.	4,400	94,336
InterVoice-Brite, Inc.*	11,100	95,571

	SHARES	VALUE
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Ixia*	12,228	$174,371
KVH Industries, Inc.*	2,300	25,461
Mastec, Inc.*	12,300	174,291
Network Mastec, Equipment Technologies, Inc.*	4,500	17,865
North Pittsburgh Systems, Inc.	2,300	53,682
Optical Cable Corp.*	374	1,941
Optical Communication Products, Inc.*	8,900	27,412
Performance Technologies, Inc.*	2,500	18,750
SBA Communications Corp. Class A*	16,200	379,242
SeaChange International, Inc.*	6,100	47,397
Sirenza Microdevices, Inc.*	6,400	60,480
Somera Communications, Inc.*	1,900	808
Sonus Networks, Inc.*	121,400	665,272
SpectraLink Corp.	7,400	92,870
SRS Labs, Inc.*	2,700	16,254
Tekelec*	12,500	172,875
Terayon Communication Systems, Inc.*	13,800	25,254
Tut Systems, Inc.*	5,572	17,329
UTStarcom, Inc.*	21,800	137,122
Verilink Corp.*	2,100	1,404
ViaSat, Inc.*	5,100	146,115
Vyyo, Inc.*	2,400	17,424
WJ Communications, Inc.*	12,350	31,122
Zhone Technologies, Inc.*	25,683	68,830
		4,007,961
Computer Equipment — 3.0%
Adaptec, Inc.*	24,700	136,591
Advanced Digital Information Corp.*	13,000	114,140
Agilysys, Inc.	5,276	79,457
Airspan Networks, Inc.*	7,600	51,300
Astro-Med, Inc.	300	3,270
Bookham, Inc.*	13,855	132,177
Brocade Communications Systems, Inc.*	31,500	210,420
Calamp Corp.*	4,625	54,297
California Micro Devices Corp.*	3,900	30,849
Concurrent Computer Corp.*	13,352	43,127
Cray, Inc.*	15,400	27,874
Dataram Corp.	800	4,760
Dot Hill Systems Corp.*	7,900	56,090
Electronics for Imaging, Inc.*	10,300	288,091
Emulex Corp.*	13,400	229,006
Hauppauge Digital, Inc.*	1,400	5,278
Hurco Cos., Inc.*	1,000	27,220
Hutchinson Technology, Inc.*	4,200	126,714
Imation Corp.	6,900	296,079
Immersion Corp.*	4,600	39,928
Insight Enterprises, Inc.*	11,250	247,612
Integral Systems, Inc.	2,000	53,980
Intermec, Inc.*	9,800	298,998
Interphase Corp.*	1,200	6,492
Iomega Corp.*	10,300	33,784
KEY Tronic Corp.*	700	3,045
Komag, Inc.*	5,500	261,800
Kronos, Inc.*	5,500	205,645
Lasercard Corp.*	2,100	47,250
Maxwell Technologies, Inc.*	3,100	60,481
McDATA Corp. Class A*	22,690	104,828
McDATA Corp. Class B*	1,300	5,577
Mentor Graphics Corp.*	15,800	174,590
Mercury Computer Systems, Inc.*	3,800	61,560
Micro Linear Corp.*	2,300	4,393
Mobility Electronics, Inc.*	5,800	48,314
MTS Systems Corp.	3,400	142,222
NYFIX, Inc.*	5,600	39,760
Palm, Inc.*	18,896	437,631
Quantum Corp.*	64,800	242,352
RadiSys Corp.*	3,800	75,430
Rimage Corp.*	4,700	106,126
SCM Microsystems, Inc.*	2,000	7,000
Semtech Corp.*	37,400	669,086
Sigma Designs, Inc.*	11,000	160,490
Sigmatel, Inc.*	6,800	59,432
Silicon Storage Technology, Inc.*	20,700	90,666
Standard Microsystems Corp.*	3,800	98,724
Stratasys, Inc.*	1,350	39,798
Stratex Networks, Inc.*	38,900	239,235
Stratos International, Inc.*	2,954	23,898
Synaptics, Inc.*	12,000	263,880
TALX Corp.	6,049	172,276
Transact Technologies, Inc.*	1,300	12,285
Trident Microsystems, Inc.*	26,600	772,996
Varian Semiconductor Equipment Associates, Inc.*	9,300	261,144
Virage Logic Corp.*	4,300	46,397
Whitney Holding Corp.	675	23,935
		7,559,780
Computer Services — 2.0%
3D Systems Corp.*	1,100	23,507
Analysts International Corp.*	4,500	12,555
Anteon International Corp.*	5,000	272,800
Aspen Technology, Inc.*	8,700	110,055
Avocent Corp.*	8,636	274,107
Black Box Corp.	2,700	129,735
Carreker Corp.*	4,400	28,292
Catapult Communications Corp.*	2,111	28,076
Computer Horizons Corp.*	5,400	27,000
Computer Programs & Systems, Inc.	1,300	65,000
Computer Task Group, Inc.*	3,700	15,725
COMSYS IT Partners, Inc.*	1,200	13,068
Covansys Corp.*	7,400	127,206
Dynamics Research Corp.*	1,100	16,390
eLoyalty Corp.*	1,100	16,962
Extreme Networks, Inc.*	24,600	123,492
FactSet Research Systems, Inc.	6,600	292,710
Infocrossing, Inc.*	3,600	43,380
Inforte Corp.*	2,100	9,198
Intelligroup, Inc.*	1,500	2,265
Intergraph Corp.*	5,500	229,130
INX, Inc.*	400	2,480
Jack Henry & Associates, Inc.	9,600	219,552
Manhattan Associates, Inc.*	5,100	112,200
Marchex, Inc. Class B*	4,300	92,450
Maxtor Corp.*	48,100	459,836
MICROS Systems, Inc.*	6,000	276,420
NETGEAR, Inc.*	16,800	319,368
NetScout Systems, Inc.*	5,900	53,690
Overland Storage, Inc.*	2,700	24,516
Pegasus Solutions, Inc.*	3,200	30,112
Perot Systems Corp. Class A*	6,600	102,696
Pomeroy Computer Resources, Inc.*	2,000	16,720
Radiant Systems, Inc.*	6,000	81,120
Saba Software, Inc.*	4,749	30,631
Safeguard Scientifics, Inc.*	15,500	38,285
Sapient Corp.*	23,500	179,305
SI International, Inc.*	2,000	70,300
SimpleTech, Inc.*	7,700	28,952
SRA International, Inc. Class A*	5,000	188,650
Sybase, Inc.*	6,700	141,504

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Services (Continued)
Sykes Enterprises, Inc.*	7,400	$104,932
Syntel, Inc.	14,400	272,448
TechTeam Global, Inc.*	1,700	18,921
Tier Technologies, Inc. Class B*	3,900	31,395
Tyler Technologies, Inc.*	6,900	75,900
Viewpoint Corp.*	4,900	6,762
Wind River Systems, Inc.*	16,000	199,200
Xanser Corp.*	6,900	30,567
Zomax, Inc.*	6,000	11,040
		5,080,605
Computer Software — 4.0%
@Road, Inc.*	12,600	63,882
Actuate Corp.*	24,700	104,975
Advent Software, Inc.*	5,600	159,152
Agile Software Corp.*	15,800	120,554
Altiris, Inc.*	4,800	105,648
American Software, Inc. Class A	3,900	28,353
Ansoft Corp.*	1,500	62,535
ANSYS, Inc.*	5,600	303,240
Applix, Inc.*	1,100	8,393
Art Technology Group, Inc.*	22,000	70,620
Authentidate Holding Corp.*	6,100	23,790
AXS-One, Inc.*	7,100	15,549
Blackboard, Inc.*	5,201	147,760
Borland Software Corp.*	16,800	90,720
Bottomline Technologies, Inc.*	3,900	53,547
BSQUARE Corp.*	1,300	3,822
Callidus Software, Inc.*	2,200	9,768
Cenuco, Inc.*	2,300	8,671
Chordiant Software, Inc.*	31,046	108,350
Clarus Corp.*	1,900	13,585
Convera Corp.*	9,100	87,178
Datastream Systems, Inc.*	6,200	63,426
Dendrite International, Inc.*	8,500	116,025
Digitas, Inc.*	17,980	258,912
Echelon Corp.*	7,400	69,856
Embarcadero Technologies, Inc.*	4,700	32,900
Epicor Software Corp.*	10,100	135,643
EPIQ Systems, Inc.*	3,400	64,600
eResearch Technology, Inc.*	10,050	144,619
FalconStor Software, Inc.*	14,350	135,607
FileNET Corp.*	7,400	199,948
GSE Systems, Inc.*	396	693
Hypercom Corp.*	10,000	93,000
Hyperion Solutions Corp.*	6,000	195,600
Identix, Inc.*	15,984	127,233
ImageWare Systems, Inc.*	2,100	5,061
Indus International, Inc.*	11,100	40,404
Informatica Corp.*	17,600	273,680
Interactive Intelligence, Inc.*	3,000	29,700
Internet Security Systems, Inc.*	8,300	199,034
Intervideo, Inc.*	2,700	29,322
Interwoven, Inc.*	11,119	99,960
iPass, Inc.*	4,500	36,045
JDA Software Group, Inc.*	5,000	72,200
Kintera, Inc.*	5,700	8,379
Lawson Software, Inc.*	20,600	158,002
Magma Design Automation, Inc.*	15,900	137,535
Manugistics Group, Inc.*	9,500	20,520
MapInfo Corp.*	3,500	49,070
MatrixOne, Inc.*	8,800	63,008
MetaSolv, Inc.*	9,500	29,070
Midway Games, Inc.*	16,500	152,130
Mobius Management Systems, Inc.*	2,983	18,644
Moldflow Corp.*	2,100	32,970
Motive, Inc.*	1,400	5,460
MRO Software, Inc.*	4,248	67,798
MSC Software Corp.*	4,000	79,800
Neoware Systems, Inc.*	6,600	195,492
NetIQ Corp.*	200	2,230
NetManage, Inc.*	1,000	6,000
Netopia, Inc.*	2,600	11,050
Nuance Communications, Inc.*	78,870	931,455
Omnicell, Inc.*	4,900	55,811
ONYX Software Corp.*	3,600	17,100
Open Solutions, Inc.*	3,100	84,661
Openwave Systems, Inc.*	13,033	281,252
OPNET Technologies, Inc.*	3,900	41,808
Opsware, Inc.*	19,800	169,686
Packeteer, Inc.*	8,800	102,080
Parametric Technology Corp.*	13,320	217,516
PDF Solutions, Inc.*	4,900	92,708
Pegasystems, Inc.*	7,800	63,648
Per-Se Technologies, Inc.*	7,674	204,589
Pervasive Software, Inc.*	4,000	16,480
Phoenix Technology Ltd.*	5,700	38,646
PLATO Learning, Inc.*	4,000	37,960
Portal Software, Inc.*	4,540	17,888
Progress Software Corp.*	13,700	398,533
QAD, Inc.	5,300	39,644
Quest Software, Inc.*	18,400	307,280
Raindance Communications, Inc.*	8,600	23,220
Secure Computing Corp.*	10,550	121,747
Simulations Plus, Inc.*	200	858
SPSS, Inc.*	3,432	108,657
SumTotal Systems Inc.*	2,600	13,130
SupportSoft, Inc.*	7,300	32,339
Synplicity, Inc.*	4,700	30,362
Take-Two Interactive Software, Inc.*	6,000	111,960
TeleCommunication Systems, Inc. ClassA*	5,900	15,104
THQ, Inc.*	11,550	299,029
TIBCO Software, Inc.*	12,300	102,828
Tradestation Group, Inc.*	8,100	111,942
Transaction Systems Architects, Inc. Class A*	10,500	327,705
Ulticom, Inc.*	8,240	88,580
Ultimate Software Group, Inc.*	4,700	121,495
VA Software Corp.*	11,700	56,043
Verint Systems, Inc.*	6,100	215,757
Vitria Technology, Inc.*	6,038	17,571
Witness Systems, Inc.*	10,200	259,080
		10,226,870
Computers — 0.1%
Gateway, Inc.*	70,500	154,395
Merge Technologies, Inc.*	6,100	97,417
		251,812
Construction Materials — 0.1%
Eagle Materials, Inc. Class B	3,300	210,507
Huttig Building Products, Inc.*	3,200	29,792
U.S. Concrete, Inc.*	7,000	101,220
		341,519
Consumer Products — 0.7%
Blyth, Inc.	7,800	163,956
Central Garden & Pet Co.*	3,200	170,048
CNS, Inc.	1,900	40,926
CSS Industries, Inc.	900	29,466
Cybex International, Inc.*	3,000	20,010

	SHARES	VALUE
COMMON STOCKS (Continued)
Consumer Products (Continued)
Fossil, Inc.*	6,975	$129,596
Jarden Corp.*	7,425	243,911
Mace Security International, Inc.*	2,200	5,610
Natural Health Trends Corp.*	1,400	9,450
Playtex Products, Inc.*	20,800	217,776
PW Eagle, Inc.	1,600	44,480
Russ Berrie & Co., Inc.*	4,000	60,800
Senomyx, Inc.*	4,600	75,716
Spectrum Brands, Inc.*	5,900	128,148
The Yankee Candle Co., Inc.	8,400	229,908
Tupperware Corp.	10,500	216,195
Ultralife Batteries, Inc.*	2,500	32,125
Water Pik Technologies, Inc.*	2,200	60,962
		1,879,083
Containers & Glass — 0.1%
Silgan Holdings, Inc.	6,602	265,202

Containers-Paper/Plastic — 0.2%
AEP Industries, Inc.*	1,000	32,950
Constar International, Inc.*	2,100	6,993
Graphic Packaging Corp.*	37,200	77,004
Greif, Inc. Class A	1,400	95,788
Longview Fibre Co.	9,700	250,648
Packaging Dynamics Corp.	320	4,432
Rock-Tenn Co. Class A	6,900	103,431
		571,246
Cosmetics & Toiletries — 0.1%
CCA Industries, Inc.	510	5,712
Inter Parfums, Inc.	3,600	71,748
Parlux Fragrances, Inc.*	1,600	51,600
		129,060
Distribution/Wholesale — 1.3%
Advanced Marketing Services, Inc.*	2,700	12,555
Aviall, Inc.*	6,800	258,944
Bell Microproducts, Inc.*	5,100	31,416
Bluelinx Holdings, Inc.	4,200	67,200
Brightpoint, Inc.*	8,287	257,394
Building Materials Holding Corp.	4,200	149,688
Central European Distribution Corp.*	4,750	182,637
Handleman Co.	3,700	35,520
Industrial Distribution Group, Inc.*	1,400	11,830
InfoSonics Corp.*	1,100	11,242
Keystone Automotive Industries, Inc.*	3,200	135,072
LKQ Corp.*	17,100	355,851
Nash-Finch Co.	2,000	59,800
Navarre Corp.*	5,100	21,879
NuCo2, Inc.*	2,900	92,046
Owens & Minor, Inc.	7,100	232,667
Reliv’ International, Inc.	2,600	32,214
Rentrak Corp.*	1,900	19,399
ScanSource, Inc.*	2,300	138,943
SCP Pool Corp.	6,412	300,787
Spartan Stores, Inc.	3,734	47,609
United Natural Foods, Inc.*	7,800	272,766
United Stationers, Inc.*	3,400	180,540
Watsco, Inc.	4,200	298,410
		3,206,409
Diversified Operations — 2.4%
Actuant Corp. Class A	5,100	312,222
Acuity Brands, Inc.	8,000	320,000
ADE Corp.*	2,600	79,612
AMERCO*	3,600	356,292
Ameron International Corp.	1,000	73,230
AZZ, Inc.*	700	17,220
Barnes Group, Inc.	4,700	190,350
Blount International, Inc.*	9,100	146,601
Carlisle Cos., Inc.	1,200	98,160
Chemed Corp.	4,400	261,096
Cornell Corrections, Inc.*	2,700	38,988
Covanta Holding Corp.*	21,850	364,240
Digimarc Corp.*	3,300	24,651
EnPro Industries, Inc.*	3,200	109,760
ESCO Technologies, Inc.*	4,600	232,990
Esterline Technologies Corp.*	4,200	179,550
Federal Signal Corp.	11,500	212,750
Florida East Coast Industries, Inc.	6,100	328,790
Griffon Corp.*	5,250	130,410
Lancaster Colony Corp.	6,500	273,000
Lydall, Inc.*	2,900	27,985
Mathews International Corp. Class A	5,800	221,908
Myers Industries, Inc.	5,887	94,133
NACCO Industries, Inc. Class A	1,000	153,960
Odyssey Marine Exploration, Inc.*	8,100	29,727
PICO Holdings, Inc.*	2,100	69,069
Raven Industries, Inc.	3,600	140,796
Sensient Technologies Corp.	8,500	153,425
Standex International Corp.	1,700	53,822
Sturm, Ruger & Co., Inc.	4,800	38,304
Tredegar Corp.	7,700	122,507
Trinity Industries, Inc.	1,200	65,268
Universal Corp.	4,400	161,788
Vector Group Ltd.	9,474	180,574
VendingData Corp.*	3,000	8,310
Volt Information Sciences, Inc.*	2,200	67,232
Walter Industries, Inc.	5,800	386,396
World Fuel Services Corp.	5,400	218,376
Zoltek Cos., Inc.*	3,400	77,724
		6,021,216
Education — 0.5%
Corinthian Colleges, Inc.*	17,300	249,120
DeVry, Inc.*	13,400	305,118
Educate, Inc.*	4,800	40,896
INVESTools, Inc.*	8,500	69,700
Learning Tree International, Inc.*	2,600	31,512
Renaissance Learning, Inc.	6,022	108,396
Strayer Education, Inc.	1,600	163,616
The Geo Group, Inc.*	2,800	93,352
The Princeton Review, Inc.*	4,900	29,645
Universal Technical Institute, Inc.*	4,700	141,470
		1,232,825
Electric Utilities — 0.2%
ALLETE, Inc.	5,300	246,980
Calpine Corp.*	92,000	24,840
Duquesne Light Holdings, Inc.	14,700	242,550
Weststar Energy, Inc.	1,400	29,134
		543,504
Electrical Equipment — 1.7%
Active Power, Inc.*	9,680	48,303
ADDvantage Technologies Group, Inc.*	700	4,130
Advanced Energy Industries, Inc.*	5,900	83,367
Advanced Power Technology, Inc.*	900	13,203
Artesyn Technologies, Inc.*	5,800	63,510
Avid Technology, Inc.*	4,195	182,315
Axcelis Technologies, Inc.*	20,400	119,544
Axsys Technologies, Inc.*	700	11,935
C&D Technologies, Inc.	7,300	67,452

	SHARES	VALUE
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Checkpoint Systems, Inc.*	7,000	$188,160
Cohu, Inc.	4,400	93,368
Credence Systems Corp.*	19,880	145,919
CyberOptics Corp.*	1,700	25,449
Distributed Energy Systems Corp.*	8,600	61,060
Fiberstars, Inc.*	700	6,314
FLIR Systems, Inc.*	8,800	250,008
Franklin Electric Co., Inc.	4,300	234,995
Genlyte Group, Inc.*	4,400	299,816
GrafTech International Ltd.*	19,000	115,900
Ibis Technology Corp.*	2,000	7,100
Input/Output, Inc.*	14,900	144,679
Intermagnetics General Corp.*	7,597	190,305
Ionatron, Inc.*	15,900	214,809
Lincoln Electric Holdings, Inc.	7,000	377,930
Littelfuse, Inc.*	3,965	135,326
LTX Corp.*	22,800	123,120
Meade Instruments Corp.*	3,300	9,273
Measurement Specialties, Inc.*	800	20,920
Paxar Corp.*	8,100	158,517
Photon Dynamics, Inc.*	2,500	46,875
Power Integrations, Inc.*	5,300	131,334
Power-One, Inc.*	17,062	122,846
Research Frontiers, Inc.*	2,600	10,036
Rogers Corp.*	2,800	152,544
SBS Technologies, Inc.*	2,800	45,360
SIPEX Corp.*	3,800	11,286
Technology Research Corp.	400	2,908
Veeco Instruments, Inc.*	5,700	133,095
Vicor Corp.	6,000	118,380
Woodhead Industries, Inc.	1,700	28,220
		4,199,611
Electronics — 5.9%
Actel Corp.*	4,500	71,730
Aeroflex, Inc.*	14,900	204,577
Aetrium, Inc.*	1,200	6,048
Alliance Semiconductor Corp.*	7,100	19,667
American Superconductor Corp.*	6,500	73,775
American Technical Ceramics Corp.*	200	2,900
Amkor Technology, Inc.*	35,300	304,992
Analogic Corp.	2,200	145,640
Anixter International, Inc.	6,800	324,904
Apogee Technology, Inc.*	700	525
Applied Micro Circuits Corp.*	77,200	314,204
Asyst Technologies, Inc.*	10,200	106,182
Atmel Corp.*	23,800	112,336
ATMI, Inc.*	6,700	202,340
Audiovox Corp. Class A*	3,800	45,372
AXT, Inc.*	4,100	15,867
Badger Meter, Inc.	1,000	56,980
Bel Fuse, Inc. Class B	1,100	38,533
Belden CDT, Inc.	9,450	257,324
Benchmark Electronics, Inc.*	7,950	304,882
Brooks Automation, Inc.*	14,874	211,806
BTU International, Inc.*	600	9,858
Capstone Turbine Corp.*	19,500	70,980
Catalyst Semiconductor, Inc.*	4,100	20,090
CEVA, Inc.*	2,975	19,724
Cirrus Logic, Inc.*	17,300	146,704
Coherent, Inc.*	5,900	207,149
CompuDyne Corp.*	1,100	7,722
Conexant Systems, Inc.*	80,333	277,149
Cree, Inc.*	1,600	52,496
CTS Corp.	6,500	86,970
Cubic Corp.	4,500	107,730
Cymer, Inc.*	7,000	318,080
Cypress Semiconductor Corp.*	13,800	233,910
Daktronics, Inc.	3,800	138,700
Digital Theater Systems, Inc.*	2,600	51,116
Diodes, Inc.*	4,800	199,200
DSP Group, Inc.*	5,700	165,357
Electro Scientific Industries, Inc.*	5,780	127,911
Electroglas, Inc.*	3,500	19,040
EMCORE Corp.*	21,300	217,686
Emerson Radio Corp.*	4,300	16,082
Energy Conversion Devices, Inc.*	6,200	304,916
EnerSys*	8,800	121,440
Entegris, Inc.*	26,574	282,747
ESS Technology, Inc.*	7,200	23,904
Exar Corp.*	7,900	112,812
Excel Technology, Inc.*	1,600	47,152
Fargo Electronics, Inc.*	1,700	28,747
FARO Technologies, Inc.*	2,000	28,500
FormFactor, Inc.*	7,100	279,172
Frequency Electronics, Inc.	1,400	19,600
Genesis Microchip, Inc.*	6,400	109,056
HEI, Inc.*	1,200	3,036
Henry Bros. Electronics, Inc.*	300	1,905
hi/fn, Inc.*	2,700	21,060
II-VI, Inc.*	15,100	273,159
InFocus Corp.*	7,400	35,150
Innovex, Inc.*	3,812	19,784
Integrated Silicon Solution, Inc.*	7,000	46,480
Interlink Electronics, Inc.*	2,600	7,956
International DisplayWorks, Inc.*	8,100	53,055
inTEST Corp.*	1,700	6,256
Iteris, Inc.*	4,500	11,880
Itron, Inc.*	4,200	251,370
IXYS Corp.*	5,700	52,554
Keithley Instruments, Inc.	2,400	36,864
KEMET Corp.*	16,500	156,255
Kopin Corp.*	13,800	69,138
LaBarge, Inc.*	2,600	38,870
Lamson & Sessions Co.*	2,400	66,792
Lattice Semiconductor Corp.*	22,059	146,913
LeCroy Corp.*	1,785	27,935
LogicVision, Inc.*	2,900	4,060
LSI Industries, Inc.	3,600	61,344
MagneTek, Inc.*	4,600	18,262
Mattson Technology, Inc.*	26,600	319,200
Merix Corp.*	3,900	47,970
Methode Electronics, Inc. Class A	6,900	75,141
Micrel, Inc.*	17,200	254,904
Microsemi Corp.*	11,000	320,210
Microtune, Inc.*	9,400	49,068
Mindspeed Technologies, Inc.*	21,400	85,172
MIPS Technologies, Inc. Class A*	8,200	61,172
MKS Instruments, Inc.*	10,200	238,986
Molecular Devices Corp.*	2,370	78,589
Monolithic System Technology, Inc.*	5,500	48,730
Multi-Fineline Electronix, Inc.*	6,500	380,185
Nanometrics, Inc.*	2,100	29,085
Napco Security Systems, Inc.*	1,700	28,203
NeoMagic Corp.*	600	3,360
Netlogic Microsystems, Inc.*	9,500	391,495
Newport Corp.*	8,200	154,652
Nu Horizons Electronics Corp.*	2,900	24,679
OmniVision Technologies, Inc.*	10,200	308,040
ON Semiconductor Corp.*	48,500	352,110

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
OSI Systems, Inc.*	3,300	$69,729
Park Electrochemical Corp.	4,000	118,000
Pemstar, Inc.*	5,400	11,178
Pericom Semiconductor Corp.*	4,500	44,370
Photronics, Inc.*	7,600	142,576
Pixelworks, Inc.*	3,400	16,898
Planar Systems, Inc.*	2,779	47,021
PLX Technology, Inc.*	4,600	57,730
PMC-Sierra, Inc.*	34,600	425,234
PortalPlayer, Inc.*	1,700	37,791
QuickLogic Corp.*	10,100	57,974
Ramtron International Corp.*	4,300	8,342
REMEC, Inc.*	4,693	6,195
RF Monolithics, Inc.*	600	3,684
Richardson Electronics Ltd.	2,700	25,380
Rudolph Technologies, Inc.*	3,557	60,647
Silicon Image, Inc.*	15,300	157,743
Skyworks Solutions, Inc.*	29,900	203,021
Sonic Solutions*	4,600	83,306
Spectrum Control, Inc.*	1,200	9,816
Staktek Holdings, Inc.*	14,800	91,760
Stoneridge, Inc.*	3,500	19,040
Supertex, Inc.*	2,000	75,240
Syntax Brillian Corp.*	7,775	34,366
Sypris Solutions, Inc.	2,900	27,347
Taser International, Inc.*	11,000	116,490
Technitrol, Inc.	8,000	191,840
Tessera Technologies, Inc.*	9,000	288,720
Transmeta Corp.*	22,000	44,660
TranSwitch Corp.*	7,500	19,500
Trimble Navigation Ltd.*	6,900	310,845
Tripath Technology, Inc.*	2,700	999
TriQuint Semiconductor, Inc.*	27,300	134,316
Ultimate Electronics, Inc.* (a)(b)	1,600	0
Ultra Clean Holdings, Inc.*	100	750
Ultratech Stepper, Inc.*	4,600	112,608
Universal Display Corp.*	5,800	83,404
Universal Electronics, Inc.*	2,100	37,170
UQM Technologies, Inc.*	3,900	17,511
Viisage Technology, Inc.*	3,240	56,732
Vitesse Semiconductor Corp.*	44,300	158,594
Wells-Gardner Electronics Corp.*	1,470	3,440
White Electronic Designs Corp.*	5,200	30,472
Zoran Corp.*	8,761	191,691
Zygo Corp.*	3,600	58,752
		15,026,195
Energy — 0.4%
Arotech Corp.*	5,000	2,450
Environmental Power Corp.*	1,200	8,496
Evergreen Solar, Inc.*	17,100	263,340
KFx, Inc.*	14,700	267,540
Plug Power, Inc.*	15,763	78,815
Quantum Fuel Systems Technologies Worldwide, Inc.*	9,100	32,578
South Jersey Industries, Inc.	5,400	147,258
Syntroleum Corp.*	10,000	82,700
Teton Energy Corp.*	1,600	10,944
Watts Industries, Inc. Class A	4,800	174,432
		1,068,553
Enviromental Services — 0.4%
Calgon Carbon Corp.	7,900	48,585
Duratek, Inc.*	1,900	41,610
Flanders Corp.*	4,500	52,560
Headwaters, Inc.*	8,300	330,257
Mine Safety Appliances Co.	7,000	294,000
Rollins, Inc.	13,000	263,120
		1,030,132
Facility Services — 0.1%
ABM Industries, Inc.	9,400	180,198

Financial Services — 2.5%
Advanta Corp. Class A	1,600	54,544
Advanta Corp. Class B	3,900	143,793
Aether Holdings, Inc.*	10,150	39,077
AmeriServ Financial, Inc.*	4,400	22,000
Asset Acceptance Capital Corp.*	6,000	116,820
ASTA Funding, Inc.	2,600	86,476
Bankrate, Inc.*	3,000	130,680
Bay View Capital Corp.*	560	9,772
BFC Financial Corp.*	2,000	13,100
Cash America International, Inc.	5,200	156,104
Citizens Banking Corp.	8,500	228,225
Citizens South Banking Corp.	1,200	15,216
City Holding Co.	3,600	132,444
CoBiz, Inc.	1,575	32,445
Cohen & Steers, Inc.	6,700	164,150
Coinstar, Inc.*	5,600	145,096
CompuCredit Corp.*	7,800	287,118
Consumer Portfolio Services, Inc.*	4,200	34,356
Delta Financial Corp.	3,200	30,560
Digital Insight Corp.*	6,900	251,160
Dollar Financial Corp.*	6,200	110,236
eFunds Corp.*	8,700	224,808
Encore Capital Group, Inc.*	8,300	122,425
eSPEED, Inc. Class A*	5,500	43,835
Federal Agricultural Mortgage Corp. Class C	1,400	41,188
Financial Federal Corp.	4,500	131,850
First Albany Cos., Inc.*	2,647	14,903
First Commonwealth Financial Corp.	14,000	205,240
FirstCity Financial Corp.*	2,100	25,011
Fremont General Corp.	7,700	166,012
GAMCO Investors, Inc. Class A	800	31,960
Greenhill & Co., Inc.	4,200	277,662
Hanmi Financial Corp.	9,400	169,764
HF Financial Corp.	100	1,882
IMPATH Bankruptcy Liquidating Trust Class A	1,700	3,315
Interactive Data Corp.*	5,000	117,500
Investment Technology Group, Inc.*	7,600	378,480
Irwin Financial Corp.	5,100	98,583
Knight Capital Group, Inc. Class A*	20,400	284,172
LaBranche & Co., Inc.*	8,500	134,385
MarketAxess Holdings, Inc.*	800	9,624
MCG Capital Corp.	9,500	134,045
Municipal Mortgage & Equity, L. L. C.	6,800	180,200
Netbank, Inc.	1,700	12,308
Piper Jaffray Cos., Inc.*	3,100	170,500
Portfolio Recovery Associates, Inc.*	3,000	140,490
PRG-Schultz International, Inc.*	10,500	6,403
Resource America, Inc.	2,800	55,776
Sanders Morris Harris Group, Inc.	7,700	123,508
Stifel Financial Corp.*	1,466	64,020
Susquehanna Bancshares, Inc.	8,900	229,353
SWS Group, Inc.	2,434	63,649
The South Financial Group, Inc.	4,000	104,600
Track Data Corp.*	1,200	3,660
UICI	8,200	303,318

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
United PanAm Financial Corp.*	2,600	$80,340
Westwood Holdings Group, Inc.	258	5,096
World Acceptance Corp.*	3,800	104,120
		6,467,357
Food & Beverages — 1.1%
American Italian Pasta Co. Class A	2,700	16,902
American States Water Co.	2,550	95,268
Cal-Maine Foods, Inc.	4,000	29,080
Chiquita Brands International, Inc.	8,300	139,191
Corn Products International, Inc.	5,000	147,850
Cuisine Solutions, Inc.*	2,900	26,941
Flowers Foods, Inc.	11,325	336,353
Green Mountian Coffee, Inc.*	600	23,832
Hain Celestial Group, Inc.*	6,979	182,780
Imperial Sugar Co.	1,200	36,564
Interstate Bakeries Corp.*	6,400	51,200
J & J Snack Foods Corp.	3,500	117,565
John B. Sanfilippo & Son, Inc.*	1,300	20,579
Lance, Inc.	6,000	135,000
M&F Worldwide Corp.*	3,300	47,124
Maui Land & Pineapple Co., Inc.*	1,200	45,300
MGP Ingredients, Inc.	2,400	38,880
Monterey Pasta Co.*	1,200	5,280
National Beverage Corp.*	8,100	93,717
Panera Bread Co. Class A*	4,300	323,274
Peet’s Coffee & Tea, Inc.*	2,900	87,000
Performance Food Group Co.*	8,400	261,996
Pyramid Breweries, Inc.*	1,600	3,664
Ralcorp Holdings, Inc.*	5,600	213,080
Sanderson Farms, Inc.	3,600	80,640
Scheid Vineyards, Inc. Class A*	100	665
Tasty Baking Co.	800	6,400
The Boston Beer Co., Inc. Class A*	1,400	36,414
Triarc Cos., Inc. Class A	3,900	71,097
Triarc Cos., Inc. Class B	4,000	69,920
		2,743,556
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	6,400	57,920
Caraustar Industries, Inc.*	5,500	56,595
Chesapeake Corp.	3,900	54,132
Deltic Timber Corp.	1,800	109,080
P.H. Glatfelter Co.	8,400	153,972
Pope & Talbot, Inc.	2,800	19,040
Schweitzer-Mauduit International, Inc.	2,100	50,400
Universal Forest Products, Inc.	3,200	203,168
Wausau-Mosinee Paper Corp.	9,100	128,947
		833,254
Funeral Services — 0.1%
Alderwoods Group, Inc.*	10,800	193,320
Carriage Services, Inc.*	2,900	13,920
Service Corp. International	800	6,240
Stewart Enterprises, Inc. Class A	20,200	115,342
		328,822
Health Care - Biotechnology — 3.1%
Acacia Research-CombiMatrix*	5,028	13,073
Advanced Magnetics, Inc.*	1,800	68,850
Alexion Pharmaceuticals, Inc.*	5,800	205,436
Antigenics, Inc.*	8,700	23,838
Arena Pharmaceuticals, Inc.*	9,000	162,990
ArQule, Inc.*	6,600	37,884
AtheroGenics, Inc.*	6,700	109,344
AVANT Immunotherapeutics, Inc.*	7,100	17,821
Avigen, Inc.*	3,259	16,849
Barrier Therapeutics, Inc.*	4,300	41,624
BioCryst Pharmaceuticals, Inc.*	5,700	102,942
Bioenvision, Inc.*	7,300	52,049
BioMarin Pharmaceutical, Inc.*	27,300	366,366
BioSante Pharmaceuticals, Inc.*	3,200	14,080
BioSphere Medical, Inc.*	2,500	18,750
Cambrex Corp.	5,300	103,562
CancerVax Corp.*	5,000	14,150
Cell Genesys, Inc.*	9,100	72,618
Ciphergen Biosystems, Inc.*	2,600	4,134
Conceptus, Inc.*	5,800	76,038
Corgentech, Inc.*	1,275	11,730
Cotherix, Inc.*	1,900	17,366
Cryolife, Inc.*	4,300	18,920
CuraGen Corp.*	10,500	52,605
Curis, Inc.*	9,600	22,848
CYTOGEN Corp.*	2,000	7,240
Digene Corp.*	4,200	164,220
Discovery Laboratories, Inc.*	18,972	139,065
Diversa Corp.*	8,900	81,079
Dyax Corp.*	7,200	41,760
Emisphere Technologies, Inc.*	4,344	35,708
Encysive Pharmaceuticals, Inc.*	11,600	56,724
EntreMed, Inc.*	8,900	23,229
Enzo Biochem, Inc.*	5,767	77,854
Enzon, Inc.*	5,300	42,930
Exact Sciences Corp.*	5,043	15,482
Exelixis, Inc.*	15,800	189,758
Gene Logic, Inc.*	5,200	23,868
Genitope Corp.*	6,200	53,940
Genta, Inc.*	35,400	76,464
GenVec, Inc.*	10,100	22,119
Geron Corp.*	12,100	100,551
GTC Biotherapeutics, Inc.*	3,000	3,330
GTx, Inc.*	1,300	14,196
Harvard Bioscience, Inc.*	6,100	26,779
Hemispherx Biopharma, Inc.*	10,200	36,720
ICOS Corp.*	11,400	251,370
Immunomedics, Inc.*	29,900	88,205
Incyte Corp.*	14,900	89,698
Inhibitex, Inc.*	1,700	12,342
Inovio Biomedical Corp.*	3,400	9,078
Integra LifeSciences Holdings*	5,200	213,096
InterMune, Inc.*	5,826	108,014
Introgen Therapeutics, Inc.*	7,100	37,701
Isolagen, Inc.*	6,500	14,755
Keryx Biopharmaceuticals, Inc.*	9,400	179,634
Kosan Biosciences, Inc.*	6,000	35,340
Lexicon Genetics, Inc.*	11,400	63,156
LifeCell Corp.*	6,500	146,575
Lipid Sciences, Inc.*	4,200	10,080
Martek Biosciences Corp.*	5,300	173,999
Matritech, Inc.*	3,100	2,635
Maxygen, Inc.*	6,830	56,552
Medarex, Inc.*	24,600	325,212
MicroIslet, Inc.*	7,600	14,288
Momenta Pharmaceuticals, Inc.*	5,500	108,130
Monogram Biosciences, Inc.*	24,020	44,197
Myriad Genetics, Inc.*	7,800	203,502
Nabi Biopharmaceuticals*	10,400	58,656
Nanogen, Inc.*	9,100	27,482
Neose Technologies, Inc.*	7,159	19,401
Northfield Laboratories, Inc.*	4,500	45,000
Novavax, Inc.*	9,300	74,214
Nuvelo, Inc.*	13,266	236,400

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Orchid Cellmark, Inc.*	4,200	$24,108
Oscient Pharmaceutical Corp.*	13,800	27,600
Progenics Pharmaceuticals, Inc.*	4,900	129,801
Regeneration Technologies, Inc.*	4,800	37,488
Regeneron Pharmaceuticals, Inc.*	21,900	364,197
RegeneRx Biopharmaceuticals, Inc.*	6,500	19,825
Repligen Corp.*	5,700	21,090
Sangamo BioSciences, Inc.*	4,300	25,585
Savient Pharmaceuticals, Inc.*	5,800	30,914
Seattle Genetics, Inc.*	7,555	38,984
Sequenom, Inc.*	2,500	1,900
Serologicals Corp.*	6,100	149,206
Sirna Therapeutics, Inc.*	30,900	208,266
Stratagene Corp.*	1,300	14,300
Strategic Diagnostics, Inc.*	3,050	10,126
Tanox, Inc.*	11,600	225,272
Techne Corp.*	1,700	102,238
Telik, Inc.*	15,600	302,016
The Medicines Co.*	9,400	193,358
Third Wave Technologies, Inc.*	7,237	22,652
Threshold Pharmaceuticals, Inc.*	6,500	97,435
Titan Pharmaceuticals, Inc.*	4,600	15,502
Trimeris, Inc.*	10,097	136,410
Vical, Inc.*	4,300	26,574
Xenogen Corp.*	1,800	7,110
		7,759,552
Health Care - Drugs — 3.2%
Acadia Pharmaceuticals, Inc.*	4,500	71,910
Accelrys, Inc.*	5,200	37,804
Acusphere, Inc.*	3,500	23,415
Adolor Corp.*	8,800	209,440
Advancis Pharmaceutical Corp.*	3,600	11,844
ADVENTRX Pharmaceuticals, Inc.*	13,200	65,340
Alkermes, Inc.*	18,000	396,900
Allos Therapeutics, Inc.*	11,000	38,610
Alpharma, Inc. Class A	7,900	211,878
Andrx Group*	14,051	333,571
Anika Therapeutics, Inc.*	2,000	24,440
AP Pharma, Inc.*	1,700	3,400
ARIAD Pharmaceuticals, Inc.*	14,800	97,384
Array BioPharma, Inc.*	15,600	142,584
Auxilium Pharmaceuticals, Inc.*	2,900	22,997
AVANIR Pharmaceuticals*	5,375	78,582
AXM Pharma, Inc.*	1,300	585
Bradley Pharmaceuticals, Inc. Class A*	2,300	34,201
Caraco Pharmaceutical Laboratories Ltd.*	7,700	100,100
Cell Therapeutics, Inc.*	11,600	22,156
Cellegy Pharmaceuticals, Inc.*	2,400	2,160
CollaGenex Pharmaceuticals, Inc.*	2,600	38,480
Connetics Corp.*	6,400	108,352
Corcept Therapeutics, Inc.*	2,900	15,167
Cortex Pharmaceuticals, Inc.*	6,200	32,550
Critical Therapeutics, Inc.*	6,100	31,049
Cubist Pharmaceuticals, Inc.*	10,600	243,482
CV Therapeutics, Inc.*	8,900	196,512
Dendreon Corp.*	11,300	53,223
DOV Pharmaceutical, Inc.*	4,300	68,714
Durect Corp.*	14,800	94,128
DUSA Pharmaceuticals, Inc.*	2,900	20,474
Dynavax Technologies Corp.*	6,800	41,004
Elite Pharmaceuticals, Inc. Class A*	3,900	9,711
First Horizon Pharmaceutical Corp.*	6,400	161,344
Hi-Tech Pharmacal Co., Inc.*	2,300	64,860
Icagen, Inc.*	300	2,490
Immtech International, Inc.*	1,900	14,725
ImmunoGen, Inc.*	13,512	58,642
Impax Laboratories, Inc.*	10,500	104,895
Indevus Pharmaceuticals, Inc.*	8,500	52,700
Integrated Biopharma, Inc.*	2,200	17,556
Interpharm Holdings, Inc.*	2,000	3,140
IntraBiotics Pharmaceuticals, Inc.*	700	2,415
Isis Pharmaceuticals, Inc.*	14,000	126,140
Ista Pharmaceuticals, Inc.*	4,300	27,305
K-V Pharmaceutical Co. Class A*	7,300	176,076
K-V Pharmaceutical Co. Class B*	700	16,870
Lannett Co., Inc.*	4,650	35,015
Ligand Pharmaceuticals, Inc. Class B*	13,300	170,905
MannKind Corp.*	9,556	195,325
Medicis Pharmaceutical Corp. Class A	1,600	52,160
Memory Pharmaceuticals, Corp.*	7,100	19,649
Metabasis Therapeutics, Inc.*	5,000	45,450
Myogen, Inc.*	7,700	278,971
NeoPharm, Inc.*	4,049	33,850
Neurogen Corp.*	6,600	40,854
New River Pharmaceuticals, Inc.*	6,900	229,149
NitroMed, Inc.*	5,800	48,720
NPS Pharmaceuticals, Inc.*	10,000	85,400
Omega Protein Corp.*	3,900	22,269
Onyx Pharmaceuticals, Inc.*	13,000	341,380
OXiGENE, Inc.*	3,700	17,353
Pain Therapeutics, Inc.*	19,800	215,226
Panacos Pharmaceuticals, Inc.*	14,500	109,620
Par Pharmaceutical Cos., Inc.*	6,800	191,624
Penwest Pharmaceuticals Co.*	3,700	80,253
PetMed Express, Inc.*	8,500	151,045
Pharmacopeia Drug Discovery, Inc.*	1,800	10,674
Pharmacyclics, Inc.*	3,400	15,640
Pharmion Corp.*	5,400	97,308
POZEN, Inc.*	4,900	81,830
Praecis Pharmaceuticals, Inc.*	1,800	9,594
Renovis, Inc.*	5,500	117,260
Rigel Pharmaceuticals, Inc.*	4,450	51,130
Santarus, Inc.*	8,400	62,748
SciClone Pharmaceuticals, Inc.*	13,900	49,623
Spectrum Pharmaceuticals, Inc.*	5,500	25,795
Star Scientific, Inc.*	13,200	41,316
Super-Gen, Inc.*	17,300	98,264
The Quigley Corp.*	2,100	17,703
United Therapeutics Corp.*	4,000	265,120
Valeant Pharmaceuticals International	7,500	118,875
VaxGen, Inc.*	3,300	29,040
ViroPharma, Inc.*	24,100	306,070
VIVUS, Inc.*	8,000	26,640
Zymogenetics, Inc.*	31,500	681,030
		8,181,183
Health Care - Products — 4.7%
1-800 CONTACTS, Inc.*	2,500	33,625
Abaxis, Inc.*	5,400	122,472
Abgenix, Inc.*	18,000	405,000
ABIOMED, Inc.*	5,000	64,500
Akorn, Inc.*	7,400	35,964
Aksys Ltd.*	6,000	7,680
Align Technology, Inc.*	13,500	123,795
Alnylam Pharmaceuticals, Inc.*	5,700	100,263
American Medical Systems Holdings, Inc.*	13,800	310,500
AMICAS, Inc.*	9,000	42,480
Arrhythmia Research Technology, Inc.	200	2,010
Arrow International, Inc.	8,489	277,336

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
ArthroCare Corp.*	4,700	$224,754
Aspect Medical Systems, Inc.*	4,300	117,992
ATS Medical, Inc.*	5,400	13,392
AVI BioPharma, Inc.*	10,800	81,972
Bentley Pharmaceuticals, Inc.*	3,800	49,970
BioLase Technology, Inc.	3,200	30,560
Biosite, Inc.*	2,900	150,597
Bioveris Corp.*	1,800	7,056
Caliper Life Sciences, Inc.*	6,091	38,982
Candela Corp.*	11,000	237,600
Cantel Medical Corp.*	2,950	48,351
Cardiac Science Corp.*	1,896	17,310
CardioDynamics International Corp.*	6,000	10,680
CardioTech International, Inc.*	3,700	10,286
Cerus Corp.*	4,200	35,952
Cholestech Corp.*	2,800	36,484
Clinical Data, Inc.	149	3,057
Columbia Laboratories, Inc.*	8,400	41,748
CONMED Corp.*	5,050	96,707
Conor Medsystems, Inc.*	3,800	111,720
Criticare Systems, Inc.*	2,100	9,555
Cyberonics, Inc.*	4,700	121,119
Cypress Bioscience, Inc.*	5,500	34,650
Datascope Corp.	2,400	94,944
DepoMed, Inc.*	17,600	114,928
Diagnostic Products Corp.	5,300	252,439
Digital Angel Corp.*	8,800	37,840
DJ Orthopedics, Inc.*	3,800	151,088
E-Z-EM, Inc.*	1,400	31,346
Encore Medical Corp.*	12,895	66,022
Endocare, Inc.*	2,000	6,880
Endologix, Inc.*	12,600	59,850
Enpath Medical, Inc.*	400	3,920
Epicept Corp.*	673	3,029
EPIX Medical, Inc.*	4,700	16,450
Haemonetics Corp.*	6,100	309,697
Halozyme Therapeutics, Inc.*	1,700	5,865
Hanger Orthopedic Group, Inc.*	4,000	27,800
HealthTronics, Inc.*	6,400	52,928
Hollis-Eden Pharmaceuticals, Inc.*	3,500	21,560
Human Genome Sciences, Inc.*	22,400	243,488
I Trax, Inc.*	6,100	20,679
I-Flow Corp.*	4,297	57,236
ICU Medical, Inc.*	1,950	70,571
Illumina ,Inc.*	15,800	375,250
Immucor, Inc.*	9,068	260,161
Immunicon Corp.*	4,800	19,344
Implant Sciences Corp.*	2,000	7,340
Insmed, Inc.*	10,300	20,085
Inspire Pharmaceuticals, Inc.*	8,000	41,840
Integramed America, Inc.*	1,000	11,550
IntraLase Corp.*	700	16,240
Invacare Corp.	5,500	170,830
IOMED, Inc.*	700	2,100
IVAX Diagnostics, Inc.*	3,700	12,395
Kensey Nash Corp.*	1,700	48,620
La Jolla Pharmaceutical Co.*	2,800	13,944
Landauer, Inc.	1,300	65,286
Laserscope*	3,600	85,140
Lifecore Biomedical, Inc.*	1,800	21,060
Luminex Corp.*	6,000	89,160
Mannatech, nc.	5,100	88,638
Matrixx Initiatives, Inc.*	1,400	32,620
Medical Action Industries, Inc.*	1,900	45,581
Medtox Scientific, Inc.*	700	6,482
Memry Corp.*	5,400	11,178
Mentor Corp.	5,900	267,329
Meridian Bioscience, Inc.	4,500	121,410
Merit Medical Systems, Inc.*	4,444	53,372
MGI Pharma, Inc.*	7,926	138,705
Microtek Medical Holdings, Inc.*	8,500	29,920
Milestone Scientific, Inc.*	500	580
Misonix, Inc.*	600	4,068
Nastech Pharmaceutical Co., Inc.*	3,900	70,200
Natus Medical, Inc.*	2,900	59,450
Nektar Therapeutics*	28,900	588,982
NMT Medical, Inc.*	2,100	33,978
North American Scientific, Inc.*	2,600	6,110
Noven Pharmaceuticals, Inc.*	3,700	66,637
Nutraceutical International Corp.*	1,300	19,591
NuVasive, Inc.*	5,900	111,215
OraSure Technologies, Inc.*	8,500	87,550
OrthoLogic Corp.*	7,200	15,840
Osteotech, Inc.*	3,100	13,578
Palatin Technologies, Inc.*	10,600	28,726
Palomar Medical Technologies, Inc.*	3,400	113,730
Perrigo Co.	17,800	290,318
PhotoMedex, Inc.*	9,200	17,572
PolyMedica Corp.	4,900	207,564
Possis Medical, Inc.*	2,700	27,432
PSS World Medical, Inc.*	25,900	499,611
QuadraMed Corp.*	2,300	4,991
Quidel Corp.*	17,200	221,364
Retractable Technologies, Inc.*	2,700	10,530
Rita Medical Systems, Inc.*	11,400	45,030
SeraCare Life Sciences, Inc.*	2,600	9,620
Sonic Innovations, Inc.*	4,000	20,000
SONUS Pharmaceuticals, Inc.*	3,800	22,800
SRI/Surgical Express, Inc.*	200	1,178
STAAR Surgical Co.*	4,280	38,392
Stereotaxis, Inc.*	1,200	15,132
Sybron Dental Specialties, Inc.*	5,800	239,192
Symmetry Medical, Inc.*	5,000	106,050
Synovis Life Technologies, Inc.*	1,900	19,456
The Spectranetics Corp.*	8,500	100,470
Theragenics Corp.*	6,400	20,224
Thoratec Corp.*	21,102	406,636
TriPath Imaging, Inc.*	7,300	50,954
Urologix, Inc.*	2,600	9,230
USANA Health Sciences, Inc.*	3,400	141,848
Vascular Solutions, Inc.*	2,500	19,800
Ventana Medical Systems, Inc.*	7,200	300,744
Viasys Healthcare, Inc.*	15,000	451,200
Vital Signs, Inc.	1,900	104,367
West Pharmaceutical Services, Inc.	8,900	309,008
Wright Medical Group, Inc.*	6,000	118,500
Zila, Inc.*	7,800	24,882
Zoll Medical Corp.*	1,400	36,876
		11,871,465
Health Care - Services — 2.7%
Air Methods Corp.*	2,000	59,080
Albany Molecular Research, Inc.*	5,700	57,912
Alliance Imaging, Inc.*	9,400	60,536
Allied Healthcare International, Inc.*	9,500	46,075
Allscripts Heathcare Solutions, Inc.*	16,300	298,453
Amedisys, Inc.*	3,200	111,200
America Service Group, Inc.*	2,000	26,060
American Retirement Corp.*	6,600	169,092
AmSurg Corp.*	5,450	123,660

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Services (Continued)
Angelica Corp.	1,100	$22,572
Bio-Imaging Technologies, Inc.*	2,000	8,500
Bio-Reference Laboratories, Inc.*	2,300	41,492
BioScrip, Inc.*	7,380	53,210
Capital Senior Living Corp.*	5,200	58,240
Celera Genomics Group - Applera Corp.*	13,301	155,489
Centene Corp.*	8,100	236,277
Discovery Partners International*	5,000	12,150
Dynacq Healthcare, Inc.*	1,300	3,374
Exponent, Inc.*	1,100	34,815
Five Star Quality Care, Inc.*	4,000	43,560
Genesis HealthCare Corp.*	3,100	136,214
Gentiva Health Services, Inc.*	4,000	72,840
Healthways, Inc.*	5,900	300,546
HMS Holdings Corp.*	3,800	33,250
Hooper Holmes, Inc.	12,400	35,836
Kendle International, Inc.*	2,300	77,740
Kindred Healthcare, Inc.*	6,600	165,990
LCA-Vision, Inc.	4,100	205,451
Magellan Health Services, Inc.*	5,300	214,491
Matria Healthcare, Inc.*	3,293	125,002
MedCath Corp.*	3,500	66,920
Medical Staffing Network Holdings, Inc.*	5,100	26,571
MedQuist, Inc.*	4,200	56,910
Metropolitan Health Networks, Inc.*	9,300	20,181
Molina Healthcare, Inc.*	5,100	170,697
National Medical Health Card Systems, Inc.*	907	25,396
NovaMed Eyecare, Inc.*	3,600	25,560
OCA, Inc.*	8,100	972
Odyssey Healthcare, Inc.*	6,850	117,888
Option Care, Inc.	8,275	117,009
PainCare Holdings, Inc.*	9,300	17,763
PAREXEL International Corp.*	5,300	140,132
Pediatric Services of America, Inc.*	500	7,025
Pediatrix Medical Group, Inc.*	2,800	287,392
Psychemedics Corp.	400	7,116
Psychiatric Solutions, Inc.*	9,600	318,048
Quality Systems, Inc.*	13,000	430,300
Radiation Therapy Services, Inc.*	4,100	104,591
Radiologix, Inc.*	3,500	6,475
RehabCare Group, Inc.*	2,500	47,125
Res-Care, Inc.*	4,800	88,224
SFBC International, Inc.*	3,450	84,111
Sierra Health Services, Inc.*	7,600	309,320
STERIS Corp.	1,300	32,084
Sun Healthcare Group, Inc.*	5,500	41,470
Sunrise Assisted Living, Inc.*	8,100	315,657
Symbion, Inc.*	3,800	86,070
The Advisory Board Co.*	3,900	217,503
The TriZetto Group, Inc.*	8,000	140,720
U.S. Physical Therapy, Inc.*	1,800	30,798
United Surgical Partners International, Inc.*	7,650	270,886
VCA Antech, Inc.*	10,600	301,888
VistaCare, Inc. Class A*	2,600	40,300
		6,942,209
Household Products — 0.4%
American Woodmark Corp.	2,700	95,850
Applica, Inc.*	2,800	9,128
Bassett Furniture Industries, Inc.	1,500	29,925
Craftmade International, Inc.	400	7,396
Enesco Group, Inc.*	1,500	3,045
Ethan Allen Interiors, Inc.	6,400	268,928
Furniture Brands International, Inc.	11,300	276,963
Kimball International, Inc. Class B	4,900	73,696
Libbey, Inc.	1,800	12,744
Lifetime Brands, Inc.	2,200	62,018
Maytag Corp.	5,000	106,650
Quaker Fabric Corp.*	2,400	3,240
Restoration Hardware, Inc.*	6,300	35,847
Salton, Inc.*	1,900	5,225
		990,655
Instruments - Scientific — 0.5%
Angiodynamics, Inc.*	1,700	51,102
Bovie Medical Corp.*	1,900	6,612
Bruker BioSciences Corp.*	17,038	92,005
Cepheid, Inc.*	7,600	69,616
Cutera, Inc.*	1,800	48,816
ev3, Inc.*	4,359	77,198
FEI Co.*	6,800	134,980
Greatbatch, Inc.*	3,400	74,494
Iridex Corp.*	1,000	12,240
IRIS International, Inc.*	2,600	40,638
Kyphon, Inc.*	7,400	275,280
Metrologic Instruments, Inc.*	4,200	97,146
Microvision, Inc.*	4,130	12,101
Neogen Corp.*	1,200	29,400
Neurometrix, Inc.*	1,800	70,092
Occulogix, Inc.*	2,300	7,935
RAE Systems, Inc.*	12,600	44,982
SurModics, Inc.*	2,600	91,936
Therma-Wave, Inc.*	6,500	10,530
Vital Images, Inc.*	2,000	68,160
X-Rite, Inc.	3,800	50,464
		1,365,727
Insurance — 2.7%
21st Century Holding Co.	1,000	16,950
21st Century Insurance Group	17,200	271,760
Alfa Corp.	15,195	260,442
American Equity Investment Life Holding Co.	10,100	144,834
American Physicians Capital, Inc.*	1,300	62,400
AmerUs Group Co.	1,600	96,384
Argonaut Group, Inc.*	6,200	220,410
Baldwin & Lyons, Inc. Class B	1,300	34,515
Bristol West Holdings, Inc.	5,400	103,950
Brooke Corp.	1,900	20,653
Capital Title Group, Inc.	4,200	32,382
Ceres Group, Inc.*	6,900	38,088
Citizens, Inc. CLass A*	8,408	43,385
CNA Surety Corp.*	8,200	137,186
Crawford & Co. CLass A	800	4,648
Crawford & Co. Class B	1,300	7,800
Delphi Financial Group, Inc. Class S	4,750	245,242
Donegal Group, Inc. Class A	2,766	72,165
EMC Insurance Group, Inc.	2,700	75,249
FBL Financial Group, Inc. Class A	5,600	192,920
Financial Industries Corp.*	900	7,650
First Acceptance Corp.*	9,300	123,690
FPIC Insurance Group, Inc.*	1,400	52,920
Great American Financial Resources, Inc.	6,700	132,191
Harleysville Group, Inc.	5,800	172,202
HealthExtras, Inc.*	7,400	261,220
Hilb, Rogal & Hamilton Co.	6,800	280,296
Horace Mann Educators Corp.	8,600	161,680
Infinity Property & Casualty Corp.	3,200	133,568
KMG America Corp.*	200	1,712
LandAmerica Financial Group, Inc.	2,800	189,980

	SHARES	VALUE
COMMON STOCKS (Continued)
Insurance (Continued)
Meadowbrook Insurance Group, Inc.*	8,300	$58,100
Ohio Casualty Corp.	6,300	199,710
Penn Treaty American Corp.*	3,550	32,767
Philadelphia Consolidated Holding Corp.*	8,700	297,018
PMA Capital Corp. Class A*	6,100	62,098
Presidential Life Corp.	5,600	142,296
ProAssurance Corp.*	5,300	275,600
ProCentury Corp.	2,400	32,736
RLI Corp.	4,600	263,580
RTW, Inc.*	650	6,871
SCPIE Holdings, Inc.*	300	7,350
Seabright Insurance Holdings*	5,200	90,584
Selective Insurance Group, Inc.	5,400	286,200
State Auto Financial Corp.	7,600	256,196
Stewart Information Services Corp.	2,900	136,532
The Commerce Group, Inc.	1,400	73,976
The Midland Co.	200	6,996
The Navigators Group, Inc.*	3,600	178,560
The Phoenix Companies, Inc.	18,100	295,030
Tower Group, Inc.	4,700	108,570
Triad Guaranty, Inc.*	2,200	103,180
Unico American Corp.*	1,700	16,320
United America Indemnity Ltd.*	1,396	31,968
United Fire & Casualty Co.	4,200	138,180
Universal American Financial Corp.*	10,400	160,160
Vesta Insurance Group, Inc.*	6,900	3,381
Zenith National Insurance Corp.	750	36,098
		6,898,529
Internet Services — 3.1%
1-800-FLOWERS.COM, Inc. Class A*	5,700	40,470
3Com Corp.*	59,500	304,640
Access Integrated Technologies, Inc. Class A*	3,200	41,120
ActivIdentity Corp.*	7,900	33,101
Alloy, Inc.*	2,325	31,178
Answerthink, Inc.*	8,100	52,083
Ariba, Inc.*	14,450	141,321
Autobytel, Inc.*	6,300	30,366
Blue Coat Systems, Inc.*	2,200	47,828
BroadVision, Inc.*	3,000	1,350
CACI International, Inc.*	4,400	289,300
CMGI, Inc.*	9,100	13,468
CNET Networks, Inc.*	20,100	285,621
Cogent Communications Group, Inc.*	8,300	80,925
Corillian Corp.*	7,700	29,953
CyberSource Corp.*	6,600	73,656
Digital River, Inc.*	6,100	266,021
Drugstore.com, Inc.*	18,500	57,165
EarthLink, Inc.*	26,500	253,075
eCollege.Com*	3,700	69,708
Entrust Technologies, Inc.*	11,800	53,100
Equinix, Inc.*	5,500	353,210
Globix Corp.*	3,300	9,108
GSI Commerce, Inc.*	8,100	137,700
Harris Interactive, Inc.*	14,100	79,242
Hollywood Media Corp.*	6,200	30,070
iGATE Capital Corp.*	10,540	62,186
Internet Capital Group, Inc.*	8,200	77,244
iVillage, Inc.*	14,500	121,945
j2 Global Communications, Inc.*	4,200	197,400
Jupitermedia Corp.*	6,500	116,870
Lionbridge Technologies, Inc.*	11,000	87,010
Looksmart Ltd.*	4,300	23,134
MIVA, Inc.*	5,400	22,032
Netflix, Inc.*	10,900	315,991
NetRatings, Inc.*	6,900	91,425
Network Engines, Inc.*	6,800	21,080
NIC, Inc.*	11,300	69,269
Overstock.com, Inc.*	3,500	104,370
PC-Tel, Inc.*	3,500	33,320
Perficient, Inc.*	4,600	53,406
Priceline.com, Inc.*	7,000	173,880
Quovadx, Inc.*	3,700	11,803
Real Networks, Inc.*	33,100	273,075
Redback Networks, Inc.*	10,300	223,407
RightNow Technologies, Inc.*	15,000	238,050
RSA Security, Inc.*	18,300	328,302
S1 Corp.*	17,800	89,712
SafeNet, Inc.*	4,672	123,715
Selectica, Inc.*	3,600	10,584
SonicWALL, Inc.*	19,000	134,710
Stamps.com, Inc.*	4,650	163,959
Stellent, Inc.*	5,800	68,788
TheStreet.com, Inc.	4,500	34,020
Think Partnership, Inc.*	5,000	9,400
Travelzoo, Inc.*	3,100	60,698
Tumbleweed Communications Corp.*	14,700	43,953
United Online, Inc.	31,650	407,019
ValueClick, Inc.*	16,000	270,720
Varsity Group, Inc.*	3,000	12,900
Vignette, Corp.*	6,010	88,647
WatchGuard Technologies, Inc.*	7,800	39,780
Web.com, Inc.*	2,600	15,418
WebEx Communications, Inc.*	8,000	269,360
webMethods, Inc.*	26,900	226,498
Websense, Inc.*	8,400	231,672
WebSideStory, Inc.*	2,700	46,413
Zix Corp.*	5,500	8,030
		7,805,974
Leisure — 1.6%
Aldila, Inc.	1,000	33,200
Ambassadors Group, Inc.	4,000	101,600
Ameristar Casinos, Inc.	11,100	286,269
Atari, Inc.*	23,000	14,720
Aztar Corp.*	6,300	264,537
Bally Technologies, Inc.*	9,700	164,803
Bally Total Fitness Holding Corp.*	7,400	69,338
Bluegreen Corp.*	5,500	72,710
Carmike Cinemas, Inc.	1,800	43,434
Churchill Downs, Inc.	1,000	38,320
Dover Downs Gaming & Entertainment, Inc.	1,800	39,186
Dover Motorsports, Inc.	2,500	13,725
Escala Group, Inc.*	4,900	128,331
GameTech International, Inc.*	800	5,568
Gaming Partners International Corp.*	1,300	20,579
Gaylord Entertainment Co.*	4,322	196,132
Great Wolf Resorts, Inc.*	1,800	20,862
ILX Resorts, Inc.	900	9,135
Interstate Hotels & Resorts, Inc.*	7,500	40,125
Isle of Capri Casinos, Inc.*	6,400	212,992
Jameson Inns, Inc.*	10,900	26,705
K2, Inc.*	9,000	112,950
Lakes Entertainment, Inc.*	3,600	39,168
Life Time Fitness, Inc.*	6,700	313,895
Magna Entertainment Corp. Class A*	2,000	13,580
Marine Products Corp.	7,200	79,128
Mikohn Gaming Corp.*	3,900	37,323

	SHARES	VALUE
COMMON STOCKS (Continued)
Leisure (Continued)
Monarch Casino & Resort, Inc.*	3,000	$85,170
MTR Gaming Group, Inc.*	5,200	53,560
Multimedia Games, Inc.*	5,200	77,376
Nevada Gold & Casinos, Inc.*	2,000	18,780
Pinnacle Entertainment, Inc.*	9,400	264,798
Shuffle Master, Inc.*	6,262	223,804
Six Flags, Inc.*	18,600	189,348
Speedway Motorsports, Inc	3,400	129,914
Sunterra Corp.*	3,100	44,268
The Marcus Corp.	3,500	69,825
Topps Co., Inc.	7,300	64,021
Vail Resorts, Inc.*	7,100	271,362
WMS Industries, Inc.*	5,500	165,550
		4,056,091
Machinery — 2.1%
A.O. Smith Corp.	4,400	232,320
Alamo Group, Inc.	1,000	22,140
Albany International Corp. Class A	5,300	201,877
Applied Industrial Technologies, Inc.	5,950	265,370
Astec Industries, Inc.*	4,000	143,600
Baldor Electric Co.	5,900	199,833
CARBO Ceramics, Inc.	4,050	230,486
Cascade Corp.	1,700	89,845
Cherokee International Corp.*	3,500	17,850
Columbus McKinnon Corp.*	2,800	75,404
Dril-Quip, Inc.*	3,500	247,975
Flow International Corp.*	6,400	84,288
FSI International, Inc.*	5,300	27,931
Gardner Denver, Inc.*	4,800	312,960
Gehl Co.*	2,400	79,488
Gerber Scientific, Inc.*	4,000	41,360
Global Power Equipment Group, Inc.*	8,000	30,800
Gulf Islands Fabrication, Inc.	1,600	37,872
Hardinge, Inc.	1,100	17,699
Intevac, Inc.*	6,783	195,215
Kadant, Inc.*	1,800	40,860
Kennametal, Inc.	1,200	73,368
Kulicke and Soffa Industries, Inc.*	9,800	93,492
Lindsay Manufacturing Co.	1,500	40,635
Lone Star Technologies, Inc.*	5,200	288,132
Lufkin Industries, Inc.	1,900	105,336
Milacron, Inc.*	7,986	12,857
Powell Industries, Inc.*	1,200	26,136
Presstek, Inc.*	6,300	74,970
Regal-Beloit Corp.	6,100	257,847
Robbins & Myers, Inc.	2,200	47,520
Rofin-Sinar Technologies, Inc.*	2,600	140,738
SatCon Technology Corp.*	1,500	3,450
Sauer-Danfoss, Inc.	8,900	204,255
Semitool, Inc.*	6,400	72,768
Stewart & Stevenson Services, Inc.	4,600	167,808
Tecumseh Products Co. Class A	2,100	51,534
Tennant Co.	1,200	62,784
The Manitowoc Co., Inc.	4,800	437,520
The Middleby Corp.*	1,500	125,580
TurboChef Technologies, Inc.*	4,800	58,560
Universal Compression Holdings, Inc.*	5,700	288,819
Woodward Governor Co.	6,300	209,475
		5,438,757
Manufacturing — 1.7%
Applied Films Corp.*	2,600	50,518
AptarGroup, Inc.	1,800	99,450
Ballantyne of Omaha, Inc.*	2,500	11,150
Bolt Technology Corp.*	1,000	12,750
Briggs & Stratton Corp.	5,200	183,924
Charles & Colvard Ltd.	2,887	31,266
CLARCOR, Inc.	10,300	366,680
Cognex Corp.	8,800	260,832
Core Molding Technologies ,Inc.*	1,200	6,720
Cycle Country Accessories Corp.*	1,000	3,460
EFJ, Inc.*	8,900	96,031
Encore Wire Corp.*	4,400	149,072
Fedders Corp.	6,600	10,032
Friedman Industries	700	6,510
Hawk Corp. Class A*	900	12,528
Hologic, Inc.*	7,000	387,450
Jacuzzi Brands, Inc.*	14,600	143,518
JAKKS Pacific, Inc.*	4,200	112,308
Lakeland Industries, Inc.*	400	8,200
Lennox International, Inc.	11,100	331,446
Nanophase Technologies Corp.*	3,200	24,672
Nordson Corp.	6,900	344,034
Portec Rail Products, Inc.	900	14,139
Quanex Corp.	4,750	316,493
Quixote Corp.	900	22,275
Rotonics Manufacturing ,Inc.	300	915
Smith & Wesson Holding Corp.*	7,400	44,770
SonoSite, Inc.*	2,400	97,536
Steinway Musical Instruments, Inc.*	900	28,998
Sun Hydraulics Corp.	2,100	44,898
Superior Essex, Inc.*	3,284	83,545
The Gorman-Rupp Co.	2,000	48,800
TTM Technologies, Inc.*	21,600	312,984
Varian, Inc.*	6,300	259,434
Wabtec Corp.	15,400	502,040
		4,429,378
Metals & Mining — 1.6%
A.M. Castle & Co.	2,600	76,700
Aleris International, Inc.*	5,811	279,335
AMCOL International Corp.	5,900	169,920
Brush Engineered Materials, Inc.*	5,600	110,600
Century Aluminum Co.*	6,500	275,925
CIRCOR International, Inc.	2,300	67,160
Cleveland-Cliffs, Inc.	3,600	313,632
Coeur d’Alene Mines Corp.*	50,000	328,000
Compass Minerals International, Inc.	6,300	157,437
Empire Resources ,Inc.	1,300	35,880
General Cable Corp.*	7,500	227,475
Gibraltar Industries ,Inc.	5,000	147,300
Hecla Mining Co.*	23,700	156,657
Kaydon Corp.	5,100	205,836
Liquidmetal Technologies, Inc.*	500	705
Metal Management, Inc.	10,100	319,665
Mines Management, Inc.*	2,000	17,640
Mueller Industries, Inc.	6,600	235,554
NN, Inc.	3,000	38,730
Royal Gold, Inc.	4,400	159,236
RTI International Metals, Inc.*	4,200	230,370
Stillwater Mining Co.*	17,300	284,758
Titanium Metals Corp.*	100	4,855
USEC, Inc.	17,300	208,465
Westmoreland Coal Co.*	1,000	26,250
Wolverine Tube, Inc.*	2,500	10,050
		4,088,135
Multimedia — 0.4%
Blockbuster, Inc. Class A	6,600	26,202
Emmis Communications Corp. Class A*	9,900	158,400
Gemstar-TV Guide International, Inc.*	85,264	263,466

	SHARES	VALUE
COMMON STOCKS (Continued)
Multimedia (Continued)
Image Entertainment, Inc.*	3,800	$14,060
LodgeNet Entertainment Corp.*	3,100	48,298
Macrovision Corp.*	9,600	212,640
Martha Stewart Living Omnimedia, Inc. Class A*	4,500	75,870
Media General, Inc. Class A	4,500	209,790
Pegasus Communications Corp.*	1,000	2,750
Triple Crown Media, Inc.*	730	4,307
Young Broadcasting, Inc. Class A*	2,700	9,180
		1,024,963
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	4,200	159,516
IKON Office Solutions, Inc.	28,000	399,000
Marlin Business Services, Inc.*	1,600	35,360
		593,876
Office Furnishings & Supplies — 0.2%
Aaron Rents, Inc.	7,400	201,058
Ennis Business Forms, Inc.	5,100	99,450
Interface, Inc.*	8,677	119,829
Knoll, Inc.	4,400	93,808
Standard Register Co.	4,600	71,300
		585,445
Oil & Gas — 4.6%
Abraxas Petroleum Corp.*	8,400	49,308
Allis-Chalmers Energy, Inc.*	2,800	38,164
American Oil & Gas, Inc.*	6,800	29,376
Aquila, Inc.*	74,100	295,659
Arena Resources, Inc.*	2,100	73,290
Atlas America, Inc.*	4,893	233,934
Atmos Energy Corp.	500	13,165
ATP Oil & Gas Corp.*	5,900	259,069
Atwood Oceanics, Inc.*	2,600	262,626
Berry Petroleum Co. Class A	3,800	260,110
Brigham Exploration Co.*	8,700	76,212
Cabot Oil & Gas Corp. Class A	6,300	301,959
Callon Petroleum Co.*	3,700	77,774
Carrizo Oil & Gas, Inc.*	4,600	119,554
Castle Energy Corp.	1,100	26,686
Cheniere Energy, Inc.*	6,400	259,648
Clayton Williams Energy, Inc.*	2,100	85,932
Comstock Resources, Inc.*	7,700	228,613
Contango Oil & Gas Co.*	2,500	32,375
Dawson Geophysical Co.*	1,100	30,360
Delta Natural Gas, Inc.	200	5,318
Delta Petroleum Corp.*	9,100	191,282
Dune Energy, Inc.*	9,100	29,029
Edge Petroleum Corp.*	3,100	77,438
Encore Aquisition Co.*	8,850	274,350
Endeavor International Corp.*	14,800	43,068
Energy Partners Ltd.*	6,800	160,344
Energy West, Inc.	200	2,162
EnergySouth, Inc.	900	28,629
ENGlobal Corp.*	10,800	157,788
FX Energy, Inc.*	6,200	32,426
Gasco Energy, Inc.*	16,000	89,600
Giant Industries, Inc.*	2,600	180,804
Goodrich Petroleum Corp.*	4,500	121,500
Grey Wolf, Inc.*	36,300	270,072
Hanover Compressor Co.*	20,000	372,400
Harvest Natural Resources, Inc.*	6,800	66,096
Holly Corp.	5,400	400,248
Hornbeck Offshore Services, Inc.*	4,600	165,922
Houston Exploration Co.*	2,700	142,290
Hydril Co.*	3,100	241,645
Infinity, Inc.*	2,300	17,871
KCS Energy, Inc.*	9,500	247,000
Key Energy Services, Inc.*	14,400	219,600
Markwest Hydrocarbon, Inc.	1,100	25,190
Matrix Service Co.*	3,700	42,476
McMoRan Exploration Co.*	4,600	82,064
Mitcham Industries, Inc.*	1,800	29,952
NATCO Group, Inc. Class A*	3,200	86,720
Natural Gas Services Group*	1,000	17,880
New Jersey Resources Corp.	5,250	237,562
Newpark Resources, Inc.*	17,700	145,140
Oceaneering International, Inc.*	5,300	303,690
Oil States International, Inc.*	8,900	327,965
OMNI Energy Services Corp.*	2,800	12,600
Parallel Petroleum Corp.*	6,800	125,460
Parker Drilling Co.*	19,600	181,692
Penn Virginia Corp.	3,100	220,100
Petrohawk Energy Corp.*	14,681	201,130
Petroleum Development Corp.*	2,800	127,008
Piedmont Natural Gas Co., Inc.	2,600	62,374
Remington Oil & Gas Corp.*	4,700	203,134
RGC Resources, Inc.	200	5,110
RPC, Inc.	12,300	281,055
SEACOR SMIT, Inc.*	3,273	259,222
SEMCO Energy, Inc.*	5,500	30,470
St. Mary Land & Exploration Co.	16,200	661,446
Stone Energy Corp.*	4,537	200,218
Superior Energy Services, Inc.*	13,100	350,949
Swift Energy Co.*	4,800	179,808
The Meridian Resource Corp.*	17,400	70,470
Transmeridian Exploration, Inc.*	42,400	228,960
TransMontaigne, Inc.*	9,500	93,195
Tri-Valley Corp.*	3,600	28,692
VAALCO Energy, Inc.*	11,700	78,390
W-H Energy Services, Inc.*	5,700	253,593
Warren Resources, Inc.*	6,500	96,850
Whiting Petroleum Corp.*	6,800	278,732
		11,819,993
Paper & Related Products — 0.1%
American Greetings Corp. Class A	3,600	77,832
Potlatch Corp.	5,500	235,620
		313,452
Personal Care — 0.3%
Chattem, Inc.*	3,400	128,010
Elizabeth Arden, Inc.*	5,100	118,932
Nature’s Sunshine Products, Inc.	2,700	33,750
Nu Skin Enterprises, Inc. Class A	9,000	157,770
Revlon, Inc. Class A*	71,207	225,014
		663,476
Photo Equipment & Supplies — 0.1%
American Science & Engineering, Inc.*	800	74,720
Concord Camera Corp.*	2,700	2,997
Lexar Media, Inc.*	31,200	267,696
		345,413
Publishing — 0.3%
Cadmus Communications Corp.	1,000	18,390
Document Security Systems, Inc.*	2,400	30,480
Hollinger International, Inc. Class A	14,400	120,672
Journal Register Co.	13,200	160,776
Playboy Enterprises, Inc. Class B*	4,900	69,580
PRIMEDIA, Inc.*	49,800	103,086
ProQuest Co.*	5,100	109,089

	SHARES	VALUE
COMMON STOCKS (Continued)
Publishing (Continued)
Scholastic Corp.*	7,300	$195,348
Thomas Nelson, Inc.	1,800	52,650
		860,071
Real Estate — 0.3%
Avatar Holdings, Inc.*	500	30,500
California Coastal Communities, Inc.*	1,800	66,780
Corrections Corp. of America*	5,700	257,640
HomeStore, Inc.*	29,500	193,520
Lodgian, Inc.*	4,700	65,283
Trammell Crow Co.*	7,200	256,752
		870,475
Restaurants — 1.6%
AFC Enterprises, Inc.*	5,600	77,840
Applebee’s International, Inc.	2,475	60,761
Benihana, Inc. Class A*	2,300	71,116
BJ’s Restaurants, Inc.*	3,800	102,600
Bob Evans Farms, Inc.	6,900	204,999
Buca, Inc.*	3,200	16,224
California Pizza Kitchen, Inc.*	3,900	126,555
CBRL Group, Inc.	1,200	52,692
CEC Entertainment, Inc.*	6,650	223,573
Champps Entertainment, Inc.*	2,200	18,150
Checkers Drive-In Restaurants, Inc.*	1,700	25,211
CKE Restaurants, Inc.	11,300	196,620
Famous Dave’s of America, Inc.*	2,145	28,014
IHOP Corp.	3,200	153,408
Jack in the Box, Inc.*	6,800	295,800
Krispy Kreme Doughnuts, Inc.*	11,700	105,066
Landry’s Seafood Restaurants, Inc.	4,400	155,452
Lone Star Steakhouse & Saloon, Inc.	3,300	93,786
Luby’s, Inc.*	5,200	64,948
Main Street Restaurant Group, Inc.*	5,400	27,486
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,800	71,316
O’ Charley’s, Inc.*	4,200	77,532
P.F. Chang’s China Bistro, Inc.*	9,600	473,184
Papa John’s International, Inc.*	6,700	219,827
RARE Hospitality International, Inc.*	6,109	212,776
Red Robin Gourmet Burgers, Inc.*	2,300	108,560
Rubio’s Restaurants, Inc.*	1,700	16,116
Ruby Tuesday, Inc.	5,200	166,816
Ryan’s Restaurant Group, Inc.*	7,600	110,200
Sonic Corp.*	7,650	268,745
Texas Roadhouse, Inc. Class A*	3,300	56,397
The Steak n Shake Co.*	5,300	111,830
		3,993,600
Retail - Food — 0.4%
Calavo Growers, Inc.	1,000	10,380
Ingles Markets, Inc.	1,500	26,730
Pathmark Stores, Inc.*	9,500	99,370
Ruddick Corp.	9,500	230,945
Smart & Final, Inc.*	5,600	91,784
The Great Atlantic & Pacific Tea Co., Inc.*	7,800	272,454
Weis Markets, Inc.	4,200	187,194
Wild Oats Markets, Inc.*	5,400	109,782
		1,028,639
Retail - General — 0.6%
99 Cents Only Stores*	13,900	188,484
Big Lots, Inc.*	22,800	318,288
Casey’s General Stores, Inc.	10,074	230,392
dELiA*s, Inc.*	5,186	48,437
Duckwall-ALCO Stores, Inc.*	200	4,722
Fred’s, Inc.	7,487	99,278
Kirklands, Inc.*	3,500	24,719
Longs Drug Stores Corp.	6,000	277,680
PriceSmart, Inc.*	5,350	42,639
RedEnvelope, Inc.*	1,100	11,110
The Pantry, Inc.*	4,100	255,799
		1,501,548
Retail - Specialty — 4.1%
A.C. Moore Arts & Crafts, Inc.*	4,000	73,600
Aeropostale, Inc.*	7,350	221,676
America’s Car-Mart, Inc.*	1,350	29,025
Bakers Footwear Group, Inc.*	400	8,640
Blair Corp.	302	12,506
Books-A-Million, Inc.	2,300	26,473
Burlington Coat Factory Warehouse Corp.	8,300	377,235
Cache, Inc.*	2,800	51,352
Callaway Golf Co.	14,500	249,400
Casual Male Retail Group, Inc.*	6,200	60,388
Charlotte Russe Holding, Inc.*	4,400	94,160
Children’s Place Retail Stores, Inc.*	4,800	277,920
Christopher & Banks Corp.	6,437	149,403
Coldwater Creek, Inc.*	310	8,618
Collegiate Pacific, Inc.	4,400	47,740
Conn’s, Inc.*	4,400	150,304
Copart, Inc.*	8,050	220,972
Cost Plus, Inc.*	3,697	63,219
Deb Shops, Inc.	1,900	56,430
Design Within Reach, Inc.*	2,300	13,087
Finlay Enterprises, Inc.*	1,200	12,312
First Cash Financial Services, Inc.*	6,200	123,938
Footstar, Inc.*	1,400	6,300
Friedman’s, Inc. Class A (a)(b)	1,600	0
Gander Mountain Co.*	2,600	24,492
Genesco, Inc.*	3,900	151,671
Gottschalks, Inc.*	1,800	16,488
Group 1 Automotive, Inc.	4,900	232,946
GTSI Corp.*	2,500	16,100
Guitar Center, Inc.*	4,400	209,880
Hancock Fabrics, Inc.	3,000	10,920
Haverty Furniture Cos., Inc.	3,500	50,225
Hibbett Sporting Goods, Inc.*	7,150	235,878
Hot Topic, Inc.*	8,175	118,537
J. Jill Group, Inc.*	3,850	92,054
Jo-Ann Stores, Inc.*	3,900	52,494
Jos. A. Bank Clothiers, Inc.*	3,475	166,626
K-Swiss, Inc. Class A	4,700	141,658
Kenneth Cole Productions, Inc. Class A	2,300	63,710
La-Z-Boy, Inc.	9,900	168,300
Lenox Group, Inc.*	3,700	48,470
MarineMax, Inc.*	3,300	110,616
Mothers Work, Inc.*	400	9,608
Movado Group, Inc.	2,800	64,624
Movie Gallery, Inc.	9,796	29,584
NBTY, Inc.*	12,800	288,256
Nutri/Systems, Inc.*	6,200	294,624
Pacific Sunwear of California, Inc.*	6,675	147,918
Payless ShoeSource, Inc.*	12,300	281,547
PC Connection, Inc.*	5,000	28,800
PC Mall, Inc.*	2,200	14,036
Pep Boys - Manny, Moe & Jack	9,900	149,589
Pier 1 Imports, Inc.	16,400	190,404
RC2 Corp.*	3,300	131,373
Regis Corp.	3,900	134,472
Retail Ventures, Inc.*	7,900	115,814
Rex Stores Corp.*	1,575	23,735

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
School Specialty, Inc.*	2,100	$72,450
Select Comfort Corp.*	6,500	257,075
Sharper Image Corp.*	2,400	30,744
Shoe Carnival, Inc.*	1,900	47,462
Sonic Automotive, Inc. Class A	5,700	158,232
Sotheby’s Holdings, Inc. Class A*	21,400	621,456
Stage Stores, Inc.	6,200	184,450
Stein Mart, Inc.	7,630	132,915
Systemax, Inc.*	6,600	47,652
Tandy Leather Factory, Inc.*	1,200	8,280
The Bombay Co., Inc.*	6,300	20,790
The Bon-Ton Stores, Inc.	2,600	84,110
The Boyds Collection Ltd.*	10,600	5,194
The Buckle, Inc.	3,900	159,705
The Cato Corp. Class A	6,100	145,546
The Dress Barn, Inc.*	6,000	287,700
The Gymboree Corp.*	5,600	145,824
The Men’s Wearhouse, Inc.	7,500	269,550
The Nautilus Group, Inc.	5,900	88,205
The Sports Authority, Inc.*	4,121	152,065
The Sportsman’s Guide, Inc.*	600	15,894
The Talbots, Inc.	9,500	255,265
Too, Inc.*	6,200	212,970
Transport World Entertainment Corp.*	5,400	30,078
Tuesday Morning Corp.	7,400	170,866
Tweeter Home Entertainment Group, Inc.*	4,200	32,928
United Retail Group, Inc.*	2,200	41,206
West Marine, Inc.*	3,300	49,533
Wet Seal, Inc.*	30,275	201,329
Wilsons The Leather Experts, Inc.*	7,400	28,860
Zale Corp.*	9,200	257,876
		10,366,357
Steel — 1.4%
AK Steel Holding Corp.*	22,000	330,000
Carpenter Technology Corp.	4,000	378,080
Chaparral Steel Co.*	4,000	259,680
Material Sciences Corp.*	1,900	22,952
Maverick Tube Corp.*	8,100	429,219
NS Group, Inc.*	4,200	193,326
Olympic Steel, Inc.	1,200	36,216
Oregon Steel Mills, Inc.*	6,400	327,488
Ryerson Tull, Inc.	9,299	248,841
Schnitzer Steel Industries, Inc. Class A	4,750	203,538
Shiloh Industries, Inc.*	2,500	48,125
Steel Dynamics, Inc.	7,700	436,821
Steel Technologies, Inc.	1,900	46,170
Valmont Industries, Inc.	3,800	159,752
Worthington Industries, Inc.	15,300	306,918
		3,427,126
Telecommunications — 2.5%
ADTRAN, Inc.	6,900	180,642
Alaska Communications Systems Group, Inc.	8,600	104,318
Anaren Microwave, Inc.*	2,900	56,463
APAC Telecommunications Corp.*	9,900	21,879
Atheros Communications, Inc.*	9,900	259,281
Aware, Inc.*	4,900	28,371
Axesstel, Inc.*	4,200	7,182
Boston Communications Group, Inc.*	3,200	8,480
C-Cor.net Corp.*	9,100	79,534
CallWave, Inc.*	3,300	14,718
Carrier Access Corp.*	5,900	35,518
CellStar Corp.*	2,300	5,520
Centennial Communications Corp. Class A*	20,048	146,952
Cincinnati Bell, Inc.*	49,200	222,384
Commonwealth Telephone Enterprises, Inc.	3,800	130,910
CommScope, Inc.*	10,400	296,920
Comtech Telecommunications Corp.*	4,325	126,160
CT Communications, Inc.	3,126	42,482
D&E Communications, Inc.	2,900	32,596
Dobson Communications Corp. Class A*	30,000	240,600
EMS Technologies, Inc.*	2,600	46,878
Essex Corp.*	3,400	74,868
FairPoint Communications, Inc.	300	4,146
General Communication, Inc. Class A*	9,800	118,482
Glenayre Technologies, Inc.*	13,400	70,350
GlobeTel Communications Corp.*	15,500	38,595
GulfMark Offshore, Inc.*	3,800	105,640
Harmonic, Inc.*	14,700	93,639
Hickory Tech Corp.	700	5,901
IDT Corp.*	2,900	31,755
IDT Corp. Class B*	13,200	146,124
Infospace ,Inc.*	6,000	167,700
InterDigital Communication Corp.*	9,900	242,748
Intrado, Inc.*	2,500	64,950
Knology, Inc.*	2,200	15,026
LCC International, Inc. Class A*	3,900	14,235
Lightbridge, Inc.*	5,400	59,940
Metro One Telecommunications, Inc.*	4,100	2,665
MRV Communications, Inc.*	19,800	81,180
NMS Communications Corp.*	9,600	36,192
Novatel Wireless, Inc.*	4,800	42,960
Outdoor Channel Holdings, Inc.*	3,700	37,703
ParkerVision, Inc.*	3,300	36,003
Path 1 Network Technologies, Inc.*	600	1,038
Plantronics, Inc.	6,600	233,838
Powerwave Technologies, Inc.*	20,515	276,748
Premiere Global Services, Inc.*	13,700	110,285
Price Communications Corp.*	11,225	198,570
Primus Telecommunications Group, Inc.*	13,500	10,394
RCN Corp.*	7,200	186,480
RF Micro Devices, Inc.*	37,800	326,970
Rural Celluar Corp. Class A*	5,700	83,847
Spherix, Inc.*	1,400	3,850
SunCom Wireless Holdings, Inc. Class A*	23,200	44,776
SureWest Communications	1,908	46,021
Sycamore Networks, Inc.*	49,600	233,120
SymmetriCom, Inc.*	9,284	79,378
Talk America Holdings, Inc.*	5,166	44,066
Telular Corp.*	2,100	6,804
Time Warner Telecom, Inc. Class A*	19,700	353,615
Tollgrade Communications, Inc.*	2,200	32,736
UbiquiTel, Inc.*	18,800	189,880
US LEC Corp. Class A*	5,000	13,400
USA Mobility, Inc.*	3,000	85,440
Westell Technologies, Inc. Class A*	10,500	42,735
Wireless Facilities, Inc.*	13,500	54,270
Wireless Telecom Group, Inc.	4,600	13,570
		6,250,421
Textile & Apparel — 1.5%
Ashworth, Inc.*	2,000	19,860
Brown Shoe Co., Inc.	2,800	146,944
Carter’s, Inc.*	4,000	269,960
Charming Shoppes, Inc.*	23,700	352,419
Cherokee, Inc.	700	28,189
Columbia Sportswear Co.*	750	39,997
Culp, Inc.*	1,500	7,275
Cutter & Buck, Inc.	1,300	15,639

	SHARES	VALUE
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Delta Apparel, Inc.	1,100	$19,503
DHB Industries, Inc.*	8,600	41,108
G & K Services, Inc. Class A	4,200	178,668
Guess?, Inc.*	8,400	328,524
Hartmarx Corp.*	6,900	61,479
Iconix Brand Group, Inc.*	9,900	144,045
Kellwood Co.	5,600	175,784
Oakley, Inc.	12,300	209,346
Oxford Industries, Inc.	2,800	143,164
Perry Ellis International, Inc.*	1,000	22,630
Phillips-Van Heusen Corp.	7,800	298,038
Phoenix Footwear Group, Inc.*	800	4,720
Quiksilver, Inc.*	15,200	210,672
Russell Corp.	5,600	77,280
Skechers U.S.A., Inc. Class A*	4,700	117,171
Steven Madden Ltd.*	2,600	92,300
Stride Rite Corp.	6,500	94,120
Tag-It Pacific, Inc.*	2,600	2,080
Tarrant Apparel Group*	5,200	6,500
The Dixie Group, Inc.*	2,300	34,408
The Finish Line, Inc. Class A	7,700	126,665
The Warnaco Group, Inc.*	8,800	211,200
Unifi, Inc.*	9,400	31,396
Wolverine World Wide, Inc.	11,200	247,856
		3,758,940
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	13,500	193,590

Tobacco — 0.0%
Alliance One International, Inc.	19,000	92,340

Tools-Hand Held — 0.1%
Toro Co.	6,400	305,600

Transportation — 1.6%
ABX Air, Inc.*	11,700	79,677
AirNet Systems, Inc.*	700	2,443
Alexander & Baldwin, Inc.	2,500	119,200
Arkansas Best Corp.	5,300	207,336
Bristow Group, Inc.*	4,000	123,600
CD&L, Inc.*	2,000	5,280
Celadon Group, Inc.*	3,000	65,670
Covenant Transport, Inc. Class A*	1,500	21,900
Dynamex, Inc.*	2,300	44,436
EGL, Inc.*	9,900	445,500
Forward Air Corp.	5,850	218,147
Frozen Food Express Industries, Inc.*	3,100	32,395
GATX Corp.	6,000	247,740
Genesee & Wyoming, Inc. Class A*	6,225	190,983
Greenbrier Companies, Inc.	2,900	116,145
Heartland Express, Inc.	14,043	305,997
Hub Group, Inc. Class A*	3,300	150,414
Interpool, Inc.	7,700	155,540
Kansas City Southern Industries, Inc.*	11,315	279,481
Kirby Corp.*	4,500	306,495
Knight Transportation, Inc.	16,200	319,950
Maritrans, Inc.	2,100	51,303
Marten Transport Ltd.*	200	3,618
Old Dominion Freight Line, Inc.*	6,652	179,271
P.A.M. Transportation Services, Inc.*	1,400	34,510
Quality Distribution ,Inc.*	3,600	46,908
RailAmerica, Inc.*	6,500	69,290
SCS Transportation, Inc.*	2,100	61,131
Stonepath Group, Inc.*	3,500	2,730
Swift Transportation Co., Inc.*	680	14,776
Universal Truckload Services, Inc.*	1,500	37,575
USA Truck, Inc.*	1,900	46,778
Werner Enterprises, Inc.	3,575	65,673
		4,051,892
Utilities — 1.6%
Artesian Resources Corp. Class A	200	6,680
Avista Corp.	11,100	229,215
BIW Ltd.	200	3,906
Black Hills Corp.	6,200	210,800
California Water Service Group	3,100	139,655
Cascade Natural Gas Corp.	1,500	29,550
Central Vermont Public Service Corp.	2,500	53,025
CH Energy Group, Inc.	2,700	129,600
Chesapeake Utilities Corp.	600	18,744
Cleco Corp.	10,000	223,300
Connecticut Water Service, Inc.	1,200	31,464
Dynegy, Inc. Class A*	13,900	66,720
El Paso Electric Co.*	9,000	171,360
Empire District Electric Co.	5,200	115,544
FuelCell Energy, Inc.*	9,700	111,259
Green Mountain Power Corp.	800	23,112
IDACORP, Inc.	8,000	260,160
MGE Energy, Inc.	3,400	112,812
Middlesex Water Co.	999	18,921
Northwest Natural Gas Co.	4,400	156,156
NorthWestern Corp.	6,400	199,296
Otter Tail Power Co.	5,914	169,673
Peoples Energy Corp.	7,200	256,608
PNM Resources, Inc.	6,150	150,060
Southwest Gas Corp.	7,800	218,010
Southwest Water Co.	3,608	57,511
The Laclede Group, Inc.	3,400	117,028
UIL Holdings Corp.	2,500	130,875
Unisource Energy Corp.	6,200	189,100
Unitil Corp.	500	13,055
WGL Holdings, Inc.	8,900	270,738
WPS Resources Corp.	1,200	59,064
		3,943,001
Waste Management — 0.3%
American Ecology Corp.	2,766	56,371
Casella Waste Systems, Inc. Class A*	4,800	68,208
Clean Harbors, Inc.*	3,000	89,010
Darling International, Inc.*	12,100	56,628
Rentech, Inc.*	37,100	161,385
Waste Connections, Inc.*	4,650	185,117
Waste Industries USA ,Inc.	1,700	36,839
		653,558
TOTAL COMMON STOCKS
(Identified Cost $187,255,072)		253,527,860

WARRANTS — 0.0%
Leisure — 0.0%
Trump Entertainment Resorts, Inc. Expires 5/6/06*	55	$182

TOTAL WARRANTS
(Identified Cost $800)		182

	SHARES	VALUE
SHORT-TERM INVESTMENTS – 0.2%
Other – 0.2%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	500,580	500,580
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $500,581)		500,581

Total Investments — 99.8%
(Identified Cost $187,756,453)#		254,028,623

Cash and Other Assets, Less liabilities — 0.2%		499,625
Net Assets — 100.0%		$254,528,248

#                 At March 31, 2006 the aggregate cost of investment securities for income tax purposes was $187,756,453. Net unrealized appreciation aggregated $66,272,170 of which $78,808,722 related to appreciated investment securities and $12,536,552 related to depreciated investment securities.

*                 Non-income producing security

(a)          Bankrupt security/delisted.

(b)         Fair Value security.

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2006 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.0%
Australia — 3.0%
Amcor Ltd.	146,745	$777,947
APN News & Media Ltd.	34,291	116,197
Australand Property Group	62,546	92,305
AWB Ltd.	67,035	186,333
AXA Asia Pacific Holdings Ltd.	216,978	901,570
BHP Steel Ltd.	134,200	690,292
Boral Ltd.	116,536	744,699
Brickworks Ltd.	6,302	58,692
Challenger Financial Services Group Ltd.	32,877	82,436
Commonwealth Bank of Australia	91,196	2,959,582
CSR Ltd.	104,850	335,011
Downer EDI Ltd.	56,529	359,214
Foster’s Group Ltd.	195,652	744,276
Futuris Corp. Ltd.	51,209	82,911
Iluka Resources Ltd.	16,071	90,264
Insurance Australia Group Ltd.	106,891	418,876
John Fairfax Holdings Ltd.	118,731	341,086
Lend Lease Corp. Ltd.	1,756	17,411
Lion Nathan Ltd.	99,368	577,329
Mayne Nickless Ltd.	129,974	320,309
Mayne Pharma Ltd.	128,417	272,314
Mirvac Group	106,341	323,778
National Australia Bank Ltd.	142,181	3,840,065
OneSteel Ltd.	107,078	316,048
Origin Energy Ltd.	53,371	279,881
Pacific Brands Ltd.	28,452	48,716
PaperlinX Ltd.	20,935	56,542
Promina Group Ltd.	48,095	188,470
Publishing & Broadcasting Ltd.	10,737	133,071
Qantas Airways Ltd.	515,970	1,308,529
QBE Insurance Group Ltd.	11,496	180,195
Santos Ltd.	23,847	194,416
Seven Network Ltd.	8,427	58,982
St. George Bank Ltd.	11,730	259,160
Washington H Soul Pattinson & Co., Ltd.	11,161	73,161
Wesfarmers Ltd.	125	3,123
		17,433,191
Austria — 0.3%
Boehler-Uddeholm AG	803	165,696
Flughafen Wien AG	630	49,422
OMV AG	9,580	641,877
Voest-Alpine Stahl AG	5,900	826,857
		1,683,852
Belgium — 1.0%
Ackermans & van Haaren NV	937	61,814
Banque Nationale de Belgique (BNB)	30	117,599
Bekaert NV	3,700	381,740
Cofinimmo	248	41,391
Cumerio	5,444	142,599
Cumerio-VVPR*	210	25
Delhaize Group	7,329	526,640
Dexia	23,881	618,577
Fortis	17,855	638,902
InBev NV	48,521	2,279,228
S.A. D’Ieteren NV	154	46,152
Solvay SA	1,349	156,046
Tessenderlo Chemie NV	2,800	105,800
Umicore*	210	23
Union Miniere SA	6,225	863,640
		5,980,176
Bermuda — 0.1%
Great Eagle Holdings Ltd.	22,400	78,227
Kerry Properties Ltd.	110,703	405,153
Shangri-La Asia Ltd.	62,448	100,593
		583,973
Canada — 3.3%
AGF Management Ltd. Class B	6,100	128,683
Alcan, Inc.	69,400	3,178,503
Astral Media, Inc.	3,700	105,488
Atco Ltd. Class I	7,700	231,805
BCE, Inc.	78,940	1,903,465
Bombardier, Inc. Class B	185,400	540,339
Canadian Pacific Railway Ltd.	21,065	1,051,986
Canfor Corp.*	14,800	181,416
CGI Group, Inc.*	91,100	605,199
Corus Entertainment, Inc. Class B	4,500	138,094
Empire Co. Ltd Class A	3,600	133,002
Fairfax Financial Holdings Ltd.	2,700	287,451
Fairmont Hotels & Resorts, Inc.	6,200	276,465
Gerdau Ameristeel Corp.	14,600	134,661
Industrial Alliance Insurance and Financial Services, Inc.	20,285	557,290
Intrawest Corp.	7,400	252,968
Magna International, Inc. Class A	9,422	711,132
Manitoba Telecom Services, Inc.	2,300	84,678
Maple Leaf Foods, Inc.	5,800	63,389
MDS, Inc.	17,600	317,120
MI Developments, Inc. Class A	2,400	83,689
Nova Chemicals Corp.	23,450	669,167
Quebecor, Inc. Class B	1,100	24,893
Sherritt International Corp.	48,300	440,935
Sobeys, Inc.	3,200	103,549
Sun Life Financial, Inc.	128,220	5,456,989
Torstar Corp. Class B	4,700	92,058
TransAlta Corp.	61,515	1,173,773
West Fraser Timber Co., Ltd.	2,700	96,858
		19,025,045
Cayman Islands — 0.0%
China State Construction International Holdings Ltd.*	30,222	8,665

Denmark — 1.6%
AP Moller - Maersk A/S	247	2,125,397
Carlsberg A/S	8,115	530,642
Codan A/S	5,320	409,317
Danisco A/S	12,180	988,633
Danske Bank	84,803	3,151,989
Jyske Bank A/S*	7,940	437,832
Rockwool International AS B Shares	900	114,921
Sydbank	7,400	232,315
Vestas Wind Systems*	37,400	933,829
		8,924,875
Finland — 1.6%
Fortum Corp.	135,757	3,430,758
Huhtamaki Van Leer Oyj Series 1	11,200	212,075
Kemira GrowHow Oyj	5,121	36,674
Kemira Oyj	24,100	420,652
Kesko Oyj	19,100	596,977
Metsa-Serla Oyj Series B	16,600	110,216
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	12,800	207,880
Outokumpu Oyj	27,400	554,413
Rautaruukki Oyj	22,100	817,625
Sampo Oyj Class A	20,000	421,674
Stora Enso Oyj	64,400	992,743
UPM-Kymmene Oyj	56,500	1,337,304
		9,138,991

	SHARES	VALUE
COMMON STOCKS(Continued)
France — 11.1%
Accor SA	5,800	$334,895
Air France	27,345	644,908
Assurances Generales de France	27,069	3,272,492
Axa	259,150	9,109,549
BNP Paribas*	14,329	1,287,917
BNP Paribas SA	143,292	13,331,567
Bongrain SA	1,018	66,725
Bouygues SA	12,959	689,744
Business Objects SA*	9,675	353,715
Cap Gemini SA	18,220	994,310
Casino Guichard-Perrachon SA	1,373	96,160
Ciments Francais	2,712	425,633
CNP Assurances	5,341	539,378
Compagnie de Saint-Gobain	58,280	4,078,176
Compagnie Generele des Etablissements Michelin Class B	11,183	703,808
Credit Agricole SA	73,976	2,883,223
Credit Industriel et Commercial	500	120,166
Faurecia	2,942	192,834
Havas SA	26,307	126,768
Imerys SA	1,600	134,975
Lafarge SA	25,572	2,902,174
Lagardere S.C.A.	8,921	697,885
Pinault-Printemps-Redoute SA	14,410	1,742,964
PSA Peugoet Citroen	30,890	1,949,703
Remy Cointreau SA	6,074	303,457
Renault SA	33,276	3,544,258
Schneider Electric SA	12,148	1,313,801
SCOR	119,971	305,804
Societe BIC SA	1,858	124,940
Societe Generale	11,521	1,735,438
Sodexho Alliance SA	17,398	827,813
Suez SA	42,726	1,686,514
Technip-Coflexip SA	9,288	629,640
Thomson	24,829	490,939
Unibail	542	98,024
Valeo SA	6,706	280,902
Vallourec SA	177	171,230
Vivendi Universal SA	162,087	5,575,645
		63,768,074
Germany — 8.5%
Aareal Bank AG*	2,000	93,414
Allianz AG	9,835	1,644,779
AMB Generali Holding AG	8,179	991,278
BASF AG	1,800	141,359
Bayer AG	53,437	2,144,332
Bayerische Motoren Werke AG	78,074	4,307,125
Bilfinger Berger AG	2,054	134,879
Commerzbank AG	104,017	4,151,292
DaimlerChrysler AG	223,563	12,862,500
Deutsche Bank AG	23,356	2,671,941
Deutsche Lufthansa AG	44,510	797,968
Deutsche Telekom AG	16,657	281,438
GEA Group AG*	18,322	308,681
Hannover Rueckversicherungs-AG	13,447	499,615
Heidelberger Druckmaschinen AG	3,020	133,431
Hochtief AG	10,848	614,650
Hypo Real Estate Holding AG	6,500	446,320
Infineon Technologies AG*	94,498	976,111
IVG Immobilen AG	4,705	141,688
KarstadtQuelle AG*	3,681	86,724
Lanxess*	5,343	201,110
Linde AG	465	40,441
MAN AG	518	36,008
Muenchener Rueckversicherungs-Gesellschaft AG	45,780	6,501,428
Preussag AG	25,070	492,965
Suedzucker Ag	4,706	121,954
Thyssen Krupp AG	71,324	2,063,036
Veba AG	15,644	1,724,363
Volkswagen AG	53,293	4,030,649
		48,641,479
Greece — 0.4%
Alpha Bank A.E.	5,192	192,086
Bank of Greece	2,413	334,480
Coca-Cola Hellenic Bottling Company SA	3,976	123,740
Commercial Bank of Greece*	6,240	209,046
Hellenic Petroleum SA	24,460	349,743
Hellenic Telecommunications Organization SA	41,328	914,990
		2,124,085
Hong Kong — 2.5%
Cheung Kong (Holdings) Ltd.	284,000	3,006,540
China Travel International Investment Hong Kong Ltd.	110,000	27,925
China Unicom Ltd.	376,000	305,260
Hang Lung Development Co., Ltd.	174,000	398,005
Henderson Land Development Co., Ltd.	159,000	881,062
Hongkong and Shanghai Hotels Ltd.	65,978	75,246
Hopewell Holdings Ltd.	107,000	310,247
Hutchison Whampoa Ltd.	330,000	3,021,476
Hysan Development Co., Ltd.	140,364	399,751
MTR Corp.	149,591	337,353
New Asia Realty & Trust Co., Ltd.	50,000	38,338
New World Development Co., Ltd.	466,887	821,269
Shanghai Industrial Holdings Ltd.	46,000	96,624
Sino Land Co., Ltd.	566,535	817,685
Sun Hung Kai Properties Ltd.	242,000	2,455,879
Tsim Sha Tsui Properties Ltd.	58,676	130,056
Wharf (Holdings) Ltd.	274,000	1,006,321
Wheelock and Co., Ltd.	233,000	417,361
		14,546,398
Ireland — 2.4%
Allied Irish Banks Plc	33,492	800,449
Bank of Ireland	41,168	764,537
CRH Plc	130,068	4,559,474
Elan Corp. Plc	55,575	802,738
Irish Life & Permanent Plc	292,106	7,020,253
		13,947,451
Italy — 2.8%
Banca Antonveneta SpA	14,000	450,320
Banca Monte dei Paschi di Siena SpA	190,583	1,074,526
Banca Nazionale del Lavoro SpA	346,882	1,229,452
Banca Popolare di Lodi	35,500	376,175
Banca Popolare di Milano	92,950	1,098,893
Banche Popolari Unite Scrl	21,946	533,027
Benetton Group SpA	15,382	230,023
Buzzi Unicem SpA	15,495	369,950
C.I.R.-Compagnie Industriali Riunite SpA	21,709	65,547
Caltagirone Editore SpA	14,478	133,558
Capitalia SpA	270,000	2,248,200
Compagnia Assicuratrice Unipol SpA	70,148	227,977
ERG SpA	9,000	235,963
Fiat SpA*	74,800	944,239
Italcementi SpA	10,703	256,838
Italmobiliare SpA	1,968	167,237
Milano Assicurazioni	25,000	182,373

	SHARES	VALUE
COMMON STOCKS (Continued)
Italy (Continued)
SAI SpA	23,500	$940,446
SanPaolo IMI SpA	64,788	1,161,508
Societa’ Cattolica di Assicurazioni SpA	1,516	83,358
Telecom Italia SpA	86,509	252,799
UniCredito Italiano SpA	495,467	3,566,289
		15,828,698
Japan — 18.4%
Aichi Steel Corp.	15,000	138,772
Aisin Seiki Co., Ltd.	22,200	865,364
Ajinomoto Co., Inc.	109,000	1,166,118
Alfresa Holdings Corp.	2,700	164,305
Amada Co., Ltd.	51,000	557,334
Anritsu Corp.	10,000	62,981
Aomori Bank Ltd.	6,000	24,920
Aoyama Trading Co., Ltd.	8,500	281,416
Asahi Breweries Ltd.	62,200	884,072
ASAHI DENKA Co., Ltd.	6,000	94,370
Asahi Kasei Corp.	49,000	349,896
Asahi National Broadcasting Co., Ltd.	109	281,093
ASATSU-DK, Inc.	3,400	118,933
Autobacs Seven Co., Ltd.	4,000	199,838
Awa Bank Ltd.	29,000	186,595
Bank of Kyoto Ltd.	35,000	422,997
Bank of Nagoya Ltd.	22,000	173,761
Benesse Corp.	4,700	168,007
CALSONIC KANSEI CORP.	21,000	161,752
Canon Sales Co., Inc.	8,000	172,603
Central Glass Co., Ltd.	26,000	150,917
Chiba Bank Ltd.	21,000	187,131
Chudenko Corp.	5,700	101,392
Chugoku Bank Ltd.	26,000	398,536
Citizen Watch Co.	56,000	529,520
Coca-Cola West Japan Co., Ltd.	8,000	190,306
COMSYS Holdings Corp.	9,000	128,763
Cosmo Oil Co., Ltd.	83,000	435,857
Dai Nippon Printing Co., Ltd.	127,000	2,302,311
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	13,900	102,924
DAIBIRU Corp.	5,000	58,088
Daicel Chemical Industries Ltd.	24,000	202,426
Daihatsu Motor Co., Ltd.	33,000	339,844
Daiichi Sankyo Co., Ltd.	21,500	491,319
Dainippon Ink and Chemicals, Inc.	32,000	119,290
Daio Paper Corp.	10,000	99,494
Daishi Bank Ltd.	40,000	195,072
Daiwa House Industry Co., Ltd.	31,000	538,236
Denso Corp.	6,500	257,245
Dowa Fire & Marine Insurance Co., Ltd.	24,000	169,335
Eighteenth Bank Ltd.	8,000	49,432
Ezaki Glico Co., Ltd.	13,000	121,154
Fuji Electric Co., Ltd.	32,000	174,850
Fuji Heavy Industries Ltd.	87,000	512,396
Fuji Photo Film	95,000	3,177,582
Fujikura Ltd.	33,000	374,390
Fukuyama Transporting Co., Ltd.	17,000	73,067
Futaba Industrial Co., Ltd.	7,300	178,935
Glory Ltd.	8,700	188,817
Gunma Bank Ltd.	52,000	393,889
GUNZE Ltd.	29,000	196,221
Hachijuni Bank Ltd.	68,000	548,074
Hankyu Department Stores, Inc.	18,000	166,833
Heiwa Corp.	9,300	143,424
Higo Bank Ltd.	29,000	232,010
Hiroshima Bank Ltd.	26,000	154,679
Hitachi Cable Ltd.	25,000	142,134
Hitachi Kokusai Electric, Inc.	9,000	115,205
Hitachi Ltd.	587,000	4,161,632
Hitachi Maxell Ltd.	5,000	82,855
Hitachi Software Engineering Co., Ltd.	4,200	77,927
Hitachi Transport System Ltd.	12,000	126,133
Hokkoku Bank Ltd.	42,000	199,821
Hokuetsu Paper Mills Ltd.	13,000	76,897
House Foods Corp.	9,800	161,144
Hyakugo Bank Ltd.	31,000	208,962
Hyakujushi Bank Ltd.	35,000	245,755
Itoham Foods, Inc.	13,000	50,011
Iyo Bank Ltd.	34,000	366,347
Japan Airport Terminal Co., Ltd.	5,000	47,364
Joyo Bank Ltd.	110,000	777,054
JSAT Corp.	7	18,826
Juroku Bank Ltd.	33,000	223,567
Kadokawa Holdings, Inc.	1,100	35,857
Kagoshima Bank Co., Ltd.	22,000	173,199
Kamigumi Co., Ltd.	37,000	295,383
Kandenko Co., Ltd.	14,000	105,094
Kanto Auto Works Ltd.	4,900	72,523
Katokichi Co., Ltd.	13,500	92,493
Keiyo Bank	24,000	165,862
Kikkoman Corp.	16,000	180,297
Kinden Corp.	23,000	208,868
Kirin Brewery Co., Ltd.	154,000	2,099,732
Kissei Pharmaceutical Co., Ltd.	4,000	74,046
Kokusai Securities Co., Ltd.	35,800	575,871
Kokuyo Co., Ltd.	11,000	166,271
Komori Corp.	8,000	186,902
Kuraray Co., Ltd.	49,000	577,182
Kureha Chemical Industry Co., Ltd.	17,000	93,612
Kyocera Corp.	32,300	2,864,513
Kyorin Co., Ltd.	11,000	133,410
Kyowa Hakko Kogyo Co., Ltd.	41,000	300,098
Mabuchi Motor Co., Ltd.	3,200	165,045
Maeda Corp.	21,000	126,005
Makita Corp.	11,000	339,844
Marubeni Corp.	120,000	629,133
Marui Co., Ltd.	22,000	435,338
Maruichi Steel Tube Ltd.	8,000	199,838
Matsushita Electric Industrial Co., Ltd.	381,000	8,479,637
Matsushita Electric Works Ltd.	99,000	1,190,578
Meiji Seika Kaisha Ltd.	47,000	240,010
Millea Holdings, Inc.	206	4,085,110
Mitsubishi Heavy Industries Ltd.	602,000	2,869,228
Mitsubishi Logistics Corp.	14,000	224,248
Mitsui Chemicals, Inc.	106,000	781,276
Mitsui Engineering & Shipbuilding Co., Ltd.	33,000	107,290
Mitsui Sumitomo Insurance Co., Ltd.	241,000	3,283,893
Mitsumi Electric Co., Ltd.	5,800	75,971
Mori Seiki Co., Ltd.	7,400	156,194
Morinaga Milk Industry Co., Ltd.	12,000	42,589
Musashino Bank Ltd.	600	34,878
Nagase & Co., Ltd.	15,000	201,966
National House Industrial Co., Ltd.	15,000	121,026
NEC Corp.	378,000	2,660,590
NGK Insulators Ltd.	16,000	235,448
NGK Spark Plug Co., Ltd.	9,000	210,264
Nichicon Corp.	7,300	92,201
Nichirei Corp.	38,000	184,672
Nifco, Inc.	2,000	40,853
Nihon Unisys Ltd.	9,800	151,802
Nikko Cordial Corp.	12,000	199,157

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Nippon Express Co., Ltd.	129,000	$733,410
Nippon Kayaku Co., Ltd.	24,000	212,843
Nippon Light Metal Co.	69,000	190,859
Nippon Meat Packers, Inc.	27,000	283,340
Nippon Mining Holdings, Inc.	30,000	253,543
Nippon Mitsubishi Oil Corp.	228,000	1,791,089
Nippon Paint Co., Ltd.	32,000	159,871
Nippon Paper Group, Inc.	183	792,774
Nippon Sheet Glass Co., Ltd.	59,000	329,410
Nippon Shokubai Co., Ltd.	13,000	154,790
Nippon Suisan Kaisha Ltd.	26,000	118,831
Nippon Television Network Corp.	1,360	200,015
Nipponkoa Insurance Co., Ltd.	24,000	219,380
Nipro Corp.	3,000	46,215
Nishimatsu Construction Co., Ltd.	37,000	151,785
Nisshin Flour Milling Co., Ltd.	25,500	261,088
Nisshin Oillio Group Ltd.	16,000	123,920
Nisshin Steel Co., Ltd.	126,000	437,534
Nisshinbo Industries, Inc.	23,000	258,198
Nissin Food Products Co., Ltd.	13,400	415,133
Obayashi Corp.	58,000	472,905
Oita Bank Ltd.	15,000	119,494
Oji Paper Co.	129,000	794,893
Okumura Corp.	27,000	148,908
Ono Pharmaceutical Co., Ltd.	16,500	779,395
Onward Kashiyama Co., Ltd.	9,000	159,326
Oriental Land Co., Ltd.	8,400	488,293
Pioneer Corp.	22,900	370,703
Q.P. Corp.	13,000	131,776
Rengo Co., Ltd.	31,000	240,359
Ricoh Co., Ltd.	10,000	195,753
Rinnai Corp.	4,100	123,180
Ryosan Co., Ltd.	2,200	59,168
San-In Godo Bank Ltd.	22,000	228,435
Sanwa Shutter Corp.	26,000	170,612
Sanyo Chemical Industries Ltd.	4,000	36,257
Sapporo Hokuyo Holdings, Inc.	44	498,064
Seiko Epson Corp.	17,200	475,765
Seino Transportation Co., Ltd.	23,000	240,385
Sekisui Chemical Co., Ltd.	74,000	627,925
Sekisui House Ltd.	79,000	1,180,680
Shiga Bank Ltd.	30,000	227,244
Shikoku Bank Ltd.	13,000	65,833
Shima Seiki Manufacturing Ltd.	1,000	27,916
Shimachu Co., Ltd.	6,600	207,839
Shinko Securities Co., Ltd.	72,000	400,153
Sohgo Security Services Co., Ltd.	10,900	175,057
SONY CORP.	138,700	6,433,593
Sumitomo Bakelite Co., Ltd.	18,000	163,309
Sumitomo Corp.	87,000	1,241,006
Sumitomo Electric Industries Ltd.	53,000	841,270
Sumitomo Forestry Co., Ltd.	20,000	203,072
Sumitomo Osaka Cement Co., Ltd.	55,000	200,817
Suzuken Co., Ltd.	9,700	304,634
Suzuki Motor Corp.	54,700	1,259,317
Taiheiyo Cement Corp.	70,000	338,993
Taisho Pharmaceutical Co., Ltd.	24,000	484,106
Taiyo Yuden Co., Ltd.	16,000	254,649
Takara Standard Co., Ltd.	9,000	56,530
TDK Corp.	18,600	1,404,162
Teikoku Oil Co., Ltd.	20,000	241,883
The 77 Bank Ltd.	42,000	324,218
The Aichi Bank Ltd.	1,200	144,210
THE AKITA BANK Ltd.	13,000	74,241
The Bank of Fukuoka Ltd.	95,000	802,885
The Bank of Iwate Ltd.	2,000	138,900
The Fuji Fire & Marine Insurance Co.	32,000	132,635
The Fukui Bank Ltd.	11,000	42,972
The Nanto Bank Ltd.	29,000	183,633
The Ogaki Kyoritsu Bank Ltd.	33,000	179,752
The Shizuoka Bank Ltd.	93,000	940,329
The Sumitomo Trust and Banking Co., Ltd.	81,000	938,951
The Sumitomo Warehouse Co., Ltd.	19,000	151,198
The Yamanashi Chuo Bank Ltd.	20,000	154,900
The Yasuda Fire & Marine Insurance Co., Ltd.	164,000	2,382,638
The Yokohama Rubber Co., Ltd.	41,000	213,558
Toda Corp.	30,000	134,814
Toho Bank Ltd.	29,000	157,717
Tokai Tokyo Securities Co., Ltd.	30,000	216,520
Tokyo Dome Corp.	13,000	78,778
Tokyo Steel Manufacturing Co., Ltd.	16,100	327,495
Tokyo Style Co., Ltd.	9,000	107,315
Toppan Printing Co., Ltd.	79,000	1,097,306
TOPPON FORMS CO., LTD	6,400	107,089
Toshiba Tec Corp.	24,000	126,031
Tostem Corp.	37,000	796,715
Toyo Ink Manufacturing Co., Ltd.	23,000	119,214
Toyo Seikan Kaisha Ltd.	25,000	454,275
Toyo Suisan Kaisha Ltd.	9,000	137,648
Toyoda Gosei Co., Ltd.	9,800	215,192
Toyota Auto Body Co., Ltd.	12,300	241,300
Uny Co., Ltd.	23,000	368,603
Victor Company of Japan Ltd.	17,000	99,111
Wacoal Corp.	16,000	217,882
Yamagata Bank Ltd.	15,000	86,429
Yamaguchi Bank Ltd.	22,000	343,776
Yamaha Corp.	26,200	463,815
Yamatake Corp.	2,000	47,236
Yamato Kogyo Co., Ltd.	6,000	128,176
Yamazaki Baking Co., Ltd.	19,000	148,934
Yodogawa Steel Works Ltd.	19,000	117,401
York-Benimaru Co., Ltd.	4,200	138,695
		105,695,991
Luxembourg — 0.2%
Arcelor	21,800	860,771

Netherlands — 5.2%
ABN AMRO Holding NV	44,562	1,338,171
Aegon NV	375,825	6,965,813
Buhrmann NV	24,956	442,257
DSM NV	39,655	1,813,660
European Aeronautic Defense and Space Co.	45,177	1,906,642
Hagemeyer NV*	88,169	446,272
Hunter Douglas NV	4,458	296,529
ING Groep NV	202,252	8,003,087
Koninklijke (Royal) Philips Electronics NV	168,024	5,688,096
Koninklijke Ahold NV*	110,801	872,842
Koninklijke Vopak NV	4,566	154,628
Oce NV	12,300	223,498
Vedior NV	251	4,926
VNU NV	47,893	1,559,696
		29,716,117
New Zealand — 0.1%
Air New Zealand Ltd.	44,465	38,091
Contact Energy Ltd.	58,930	281,832
Fisher & Paykel Appliances Holdings Ltd.	18,010	47,062

	SHARES	VALUE
COMMON STOCKS (Continued)
New Zealand (Continued)
Fletcher Building Ltd.	31,431	$172,402
		539,387
Norway — 1.6%
Aker Yards ASA	2,326	173,680
Den Norske Bank ASA	129,700	1,747,778
Norsk Hydro ASA	27,540	3,818,400
Norske Skogindustrier ASA	28,143	477,007
Orkla ASA	37,050	1,838,668
Prosafe ASA	1,550	81,063
Storebrand ASA	95,900	1,072,650
		9,209,246
Portugal — 0.4%
Banco BPI SA	44,492	317,546
Banco Comercial Portugues SA	408,174	1,303,011
Banco Espirito Santo SA	30,235	552,324
Portucel - Empresa Produtora de Pasta e Papel SA	143,000	385,333
		2,558,214
Singapore — 0.6%
Chartered Semiconductor Manufacturing Ltd.*	300,000	291,488
Fraser & Neave Ltd.	51,300	628,610
Neptune Orient Lines Ltd.	158,000	213,163
Singapore Airlines Ltd.	175,000	1,516,230
Singapore Land Ltd.	33,000	141,938
STATS ChipPAC Ltd.*	382,000	304,966
United Overseas Land Ltd.*	153,000	273,646
		3,370,041
Spain — 6.0%
Acciona SA	8,496	1,325,665
Acerinox SA	34,212	561,023
Azucarera Ebro Agricolas SA	23,733	433,259
Banco de Andalucia	1,120	137,305
Banco De Sabadell SA	45,704	1,503,386
Banco Pastor SA	5,642	328,511
Banco Santander Central Hispano SA	1,206,830	17,651,445
Cementos Portland SA	3,533	369,013
Corporacion Mapfre	28,302	577,473
Endesa SA	129,899	4,200,366
Fomento de Construcciones y Contratas SA	2,620	194,307
Gas Natural SDG SA	31,479	912,818
Iberia Lineas Aereas de Espana SA	99,500	275,363
Inmobiliaria Urbis SA	12,552	294,809
Repsol-YPF SA	175,889	5,004,301
Sociedad General de Aguas de Barcelona SA Class A	13,107	344,595
Sol Melia SA	26,664	414,269
		34,527,908
Sweden — 2.9%
Boliden AB*	50,000	769,156
Fabege AB	14,615	308,546
Gambro AB Series A	33,900	405,844
Gambro AB Series B	17,300	208,226
Invik & Company AB	1,575	23,012
Mo Och Domsjoe AB (MoDo) Series B	10,400	440,460
NCC AB	6,900	184,308
Nordea AB	401,950	4,980,232
Skandinaviska Enskilda Banken AB Series A	34,900	867,081
SSAB Svenskt Stal AB Series A	11,400	547,382
SSAB Svenskt Stal AB Series B	3,500	156,116
Svenska Cellulosa AB (SCA) Series B	37,100	1,633,341
Tele2 AB Class B	59,800	708,216
TeliaSonera AB	374,250	2,249,860
Trelleborg AB Series B	13,200	308,409
Volvo AB Series A	18,900	866,141
Volvo AB Series B	40,000	1,876,871
Wihlborgs Fastigheter AB	2,923	89,177
		16,622,378
Switzerland — 6.1%
Baloise Holdings Ltd.	14,302	1,020,513
Banque Cantonale Vaudoise	1,400	451,388
Berner Kantonalbank	1,170	185,921
Ciba Specialty Chemicals AG	11,200	670,203
Clariant AG*	21,639	335,553
Credit Suisse Group	239,579	13,453,502
Ems-Chemie Holding AG	82	8,385
Givaudan SA	1,211	931,503
Helvetia Patria Holding	1,240	280,812
Holcim Ltd.	28,716	2,288,198
Luzerner Kantonalbank	700	139,849
PSP Swiss Property AG*	10,400	518,144
Rieter Holding AG	430	171,650
Sika AG*	310	318,888
Swiss Life Holding*	5,438	1,139,657
Swiss Re	51,980	3,635,188
Syngenta AG*	14,564	2,048,228
Unaxis Holding AG*	1,652	471,764
Valiant Holding*	2,700	272,560
Zurich Financial Services*	27,475	6,459,309
		34,801,215
United Kingdom — 18.9%
Alliance & Leicester Group Treasury Plc	11,000	236,469
Amvescap Plc	123,119	1,149,904
Anglo American Plc	270,001	10,415,720
Arriva Plc	12,620	135,098
Associated British Foods Plc	101,883	1,502,657
Associates British Ports Holdings Plc	49,859	627,400
Aviva Plc	334,679	4,653,817
BAA Plc	169,392	2,442,361
BAE Systems Plc	468,117	3,425,634
Barratt Developments Plc	34,875	642,351
BBA Group Plc	24,837	121,278
Bellway Plc	12,000	257,757
Bodycote International Plc	5,475	26,282
Bovis Homes Group Plc	16,000	249,617
Bradford & Bingley Plc	58,724	509,913
British Airways Plc*	173,882	1,068,315
British Land Company Plc	86,488	1,866,767
Brixton Estate Plc	32,600	278,962
Cable & Wireless Plc	331,612	630,107
Carnival Plc	20,693	1,018,526
COLT Telecom Group Plc*	113,000	143,962
Compass Group Plc	42,449	168,516
Corus Group Plc	475,566	727,873
De Vere Group	11,910	169,444
Derwent Valley Holdings Plc	7,337	206,471
DS Smith Plc	45,421	142,592
DSG International Plc	258,115	828,270
easyJet Plc*	57,000	347,972
Friends Provident Plc	332,054	1,204,140
George Wimpey Plc	63,008	613,138
GKN Plc	115,118	665,729
Great Portland Estates Plc	23,720	202,150
Greene King Plc	20,826	271,300
Hammerson Plc	43,651	941,409
Hanson Plc	121,903	1,598,631

	SHARES	VALUE
COMMON STOCKS (Continued)
United Kingdom (Continued)
HBOS Plc	464,126	$7,757,498
Hilton Group Plc	263,710	1,784,180
InterContinental Hotels Group Plc	3,619	59,261
International Power Plc	150,973	743,101
ITV Plc	450,187	933,714
J Sainsbury Plc	280,691	1,623,239
Kingfisher Plc	300,147	1,250,264
Land Securities Group Plc	82,532	2,767,526
Liberty International Plc	42,712	874,357
London Merchant Securities Plc	35,866	178,251
Marks & Spencer Group Plc	142,082	1,375,202
Millennium & Copthorne Hotels Plc	42,008	330,060
Mitchells & Butlers Plc	79,899	664,945
Old Mutual Plc	119,030	416,635
Pearson Plc	109,023	1,513,155
Persimmon Plc	23,774	549,114
Pilkington Plc	159,945	450,659
Premier Oil Plc*	11,224	183,501
Rank Group Plc	27,850	109,228
Resolution Plc	19,654	229,199
Rolls Royce Group	13,004,859	23,071
Rolls-Royce Group Plc*	241,726	1,925,534
Royal & Sun Alliance Insurance Group Plc	473,903	1,135,386
Royal Bank of Scotland Group Plc	386,669	12,596,199
Scottish & Newcastle Plc	141,113	1,276,241
Scottish Power Plc	281,037	2,844,781
Shire Plc	65,308	1,003,541
Signet Group Plc	509	969
Slough Estates Plc	69,540	806,720
Stanley Leisure Plc	9,984	127,457
Tate & Lyle Plc	26,400	262,182
Taylor Woodrow Plc	96,480	677,924
Trinity Mirror Plc	42,590	422,226
Uniq Plc	2,050	4,261
Vodafone Group Plc	7,580,102	15,886,362
Whitbread Plc	39,679	818,479
William Morrison Supermarkets Plc	41,694	137,781
Wilson Bowden Plc	11,000	304,769
Wolverhampton & Dudley Breweries Plc	9,700	215,777
Woolworths Group Plc	191,054	116,302
WPP Group Plc	183,736	2,206,583
Xstrata	60,417	1,957,648
		108,033,814
TOTAL COMMON STOCKS (Identified Cost $387,313,913)		567,570,035

WARRANTS — 0.0%
Switzerland — 0.0%
Syngenta AG*	14,564	$18,336

TOTAL WARRANTS (Identified Cost $6,170)		18,336

SHORT-TERM INVESTMENTS — 0.06%
United States — 0.6%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	3,146,001	3,146,001
		3,146,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,146,002)		3,146,002
Total Investments — 99.6% (Identified Cost $390,466,085)#		570,734,373

Cash and Other Assets, Less liabilities — 0.4%		2,650,910
Net Assets — 100.0%		$573,385,283

*                 Non-income producing security

#                 At March 31, 2006 the aggregate cost of investment securities for income tax purposes was $390,466,085. Net unrealized appreciation aggregated $180,268,288 of which $182,661,769 related to appreciated investment securities and $2,393,481 related to depreciated investment securities.

SA International HBtM Fund

Ten Largest Industry Holdings at March 31, 2006

(As a percentage of Net Assets):

Industry	Percentage

Banks/Savings & Loans	16.39%
Financial Services	11.19%
Insurance	10.91%
Building & Construction	5.30%
Electronics	4.89%
Auto & Related	4.41%
Telecommunications	4.07%
Diversified Operations	3.26%
Metals & Mining	3.14%
Oil & Gas	2.40%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2006 (UNAUDITED)

	SHARES	VALUE
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small Company Portfolio	11,202,357	$203,546,832

TOTAL MUTUAL FUNDS
(Identified Cost $120,811,546)		203,546,832

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	2	2

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3)		3

Total Investments — 99.9%
(Identified Cost $120,811,549)#		203,546,835

Cash and Other Assets, Less liabilities — 0.1%		206,987
Net Assets — 100.0%		$203,753,822

#                 At March 31, 2006 the aggregate cost of investment securities for income tax purposes was $120,811,549. Net unrealized appreciation aggregated $82,735,286 which related solely to appreciated investment securities.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
+	The rate shown is the effective yield.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

March 31, 2006

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANIES (99.9%):

Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,301,627,307

Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,179,934,173

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	801,641,340

Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	473,947,493

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,684,868,614)	3,757,150,313

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS (0.1%):
Repurchase Agreement, PNC Capital Markets, Inc. 4.60%, 04/03/06 (Collateralized by $5,557,000 FHLMC Notes 4.00%, 09/22/09 valued at $5,299,989) to be repurchased at $5,223,001 (Cost $5,221,000)	$5,221	5,221,000

TOTAL INVESTMENTS (100.0%) (Cost $2,690,089,614)##		$3,762,371,313

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund consists of forty-one portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors Inc.  The Portfolio is a “Fund-of-Funds”, which invests in four series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors Inc.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

The International Small Company Portfolio invests in the four Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Federal Tax Cost Note

As of March 31, 2006, the total cost of securities for federal income tax purposes was $2,690,630,410.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2006

(Unaudited)

		Shares	Value††

COMMON STOCKS – (77.8%)
Industrials — (22.3%)
# *	A&A Material Corp.	190,000	$385,811
#	Advan Co., Ltd.	69,000	1,342,481
	ADVANEX, Inc.	78,000	297,553
	Aica Kogyo Co., Ltd.	192,000	2,789,465
	Aichi Corp.	216,900	1,831,764
	Aida Engineering, Ltd.	113,000	901,504
	Airport Facilities Co., Ltd.	147,970	1,000,715
	Airtech Japan, Ltd.	20,100	225,421
#	Alps Logistics Co., Ltd.	41,700	906,984
#	Altech Co., Ltd.	23,000	135,616
	Altech Corp.	23,250	383,615
	Amano Corp.	211,000	3,675,021
	Ando Corp.	206,000	589,822
	Anest Iwata Corp.	125,000	782,710
*	Arai-Gumi, Ltd.	59,550	129,017
*	ART Corp.	28,000	942,056
	Asahi Diamond Industrial Co., Ltd.	200,000	1,908,241
	Asahi Kogyosha Co., Ltd.	78,000	384,367
	Asahi Pretec Corp.	66,000	2,063,551
*	Asahi Tec Corp.	145,000	391,759
	Asanuma Corp.	189,000	427,137
	Asia Air Survey Co., Ltd.	32,000	190,042
	Asia Securities Printing Co., Ltd.	104,000	977,264
	Asunaro Construction, Ltd.	128,000	1,164,724
	Ataka Construction & Engineering Co., Ltd.	60,000	271,708
#	Bando Chemical Industries, Ltd.	269,000	1,197,587
	Biken Techno Corp.	14,100	149,745
#	BSL Corp.	540,354	973,280
	Bunka Shutter Co., Ltd.	180,000	1,114,868
	Central Glass Co., Ltd.	481,000	2,787,103
	Central Security Patrols Co., Ltd.	31,400	258,777
	Chudenko Corp.	159,400	2,830,467
#	Chugai Ro Co., Ltd.	257,000	1,316,661
#	Chuo Denki Kogyo Co., Ltd.	54,000	238,573
#	CKD Corp.	177,000	2,911,402
	Commuture Corp.	112,202	1,082,935
	Cosel Co., Ltd.	56,500	2,544,180
	CTI Engineering Co., Ltd.	38,200	373,562
	Dai-Dan Co., Ltd.	123,000	912,311
	Daihen Corp.	355,000	1,833,815
	Daiho Corp.	164,000	461,206
#	Dai-Ichi Jitsugyo Co., Ltd.	141,000	771,487
	Daimei Telecom Engineering Corp.	111,000	1,558,904

1

	Daiseki Co., Ltd.	82,560	1,578,250
*	Daisue Construction Co., Ltd.	242,500	342,014
#	Daiwa Industries, Ltd.	126,000	1,266,423
	Danto Corp.	62,000	239,677
#	Densei-Lambda KK	47,984	839,822
	Denyo Co., Ltd.	66,000	975,701
	DMW Corp.	1,600	69,329
#	Eneserve Corp.	69,800	1,171,833
# *	Enshu, Ltd.	128,000	428,479
# *	Fudo Construction Co., Ltd.	466,200	720,887
	Fuji Electric Construction Co., Ltd.	41,000	93,008
# *	Fujita Corp.	115,010	922,425
#	Fujitec Co., Ltd.	242,000	1,558,505
	Fujitsu Devices, Inc.	59,000	902,795
	Fukuda Corp.	113,000	601,963
	Fukusima Industries Corp.	25,500	344,261
#	Fukuyama Transporting Co., Ltd.	757,000	3,247,961
*	Funai Consulting, Co., Ltd.	30,000	249,023
#	Furukawa Co., Ltd.	1,106,000	2,875,412
	Furusato Industries, Ltd.	41,000	895,242
	Futaba Corp.	62,200	1,606,525
	Goodwill Group, Inc.	6	5,607
# *	GS Yuasa Corp.	925,000	2,499,150
	Hakuyosha Co., Ltd.	88,000	305,047
	Haltec Corp.	32,000	65,251
*	Hamai Co., Ltd.	77,000	245,981
	Hanwa Co., Ltd.	593,000	2,730,722
	Hazama Corp.	226,600	695,009
	Hibiya Engineering, Ltd.	96,000	1,051,351
#	Hisaka Works, Ltd.	41,000	836,024
	Hitachi Kiden Kogyo, Ltd.	49,000	348,841
	Hitachi Metals Techno, Ltd.	37,500	165,038
#	Hitachi Plant Engineering & Construction Co., Ltd.	302,000	2,311,827
	Hitachi Tool Engineering, Ltd.	71,500	1,582,477
	Hitachi Transport System, Ltd.	304,000	3,189,805
# *	Hitachi Zosen Corp.	1,434,000	2,363,602
	Hokuriku Electrical Construction Co., Ltd.	56,000	284,996
#	Hosokawa Micron Corp.	107,000	1,094,545
# *	Howa Machinery, Ltd.	300,000	649,958
	IBJ Leasing Co., Ltd.	52,800	1,395,140
*	Ichiken Co., Ltd.	79,000	214,783
#	Idec Izumi Corp.	99,500	1,684,822
#	Iino Kaiun Kaisha, Ltd.	305,000	2,964,486
	i-Logistics Corp.	91,000	371,113
	Inaba Denki Sangyo Co., Ltd.	69,100	2,630,144
	Inabata and Co., Ltd.	171,000	1,550,187
# *	Inoue Kogyo Co., Ltd.	288,000	207,986
	Inui Steamship Co., Ltd.	68,000	265,183
#	Iseki & Co., Ltd.	617,000	2,773,093
# *	Ishikawa Seisakusho, Ltd.	116,000	206,967
	Ishikawajima Construction Materials Co., Ltd.	43,000	149,422
	Ishikawajima Transport Machinery Co., Ltd.	64,000	284,928
#	Itoki Crebio Corp.	130,000	1,341,971
	Iwasaki Electric Co., Ltd.	198,000	625,794
#	Iwatani International Corp.	686,000	2,401,291

2

# *	J Bridge Corp.	154,000	1,216,822
#	Jalux, Inc.	31,200	567,273
#	Jamco Corp.	71,000	880,714
	Japan Airport Terminal Co., Ltd.	272,700	2,578,718
*	Japan Bridge Corp.	31,000	42,931
#	Japan Cash Machine Co., Ltd.	76,115	1,477,679
	Japan Foundation Engineering Co., Ltd.	79,700	463,167
	Japan Maintenance Co., Ltd.	50,300	587,617
#	Japan Pulp and Paper Co., Ltd.	371,000	1,601,257
#	Japan Servo Co., Ltd.	80,000	217,502
	Japan Steel Tower Co., Ltd.	44,000	248,972
#	Japan Transcity Corp.	164,000	767,749
	JFE Shoji Holdings, Inc.	641,000	3,381,997
*	Kamagai Gumi Co., Ltd.	365,800	1,510,440
	Kamei Corp.	101,000	1,021,155
	Kanaden Corp.	87,000	609,813
	Kanagawa Chuo Kotsu Co., Ltd.	169,000	953,407
	Kanamoto Co., Ltd.	66,000	482,804
# *	Kanematsu Corp.	1,195,625	2,458,294
# *	Kanematsu-NNK Corp.	94,000	180,493
#	Katakura Industries Co., Ltd.	94,000	1,796,941
	Kato Works Co., Ltd.	140,000	566,185
	Kawada Industries, Inc.	126,000	346,848
	Kawasho Gecoss Corp.	90,600	654,291
#	Keihin Co., Ltd.	178,000	731,963
# *	Kimmon Manufacturing Co., Ltd.	141,000	473,195
#	Kimura Chemical Plants Co., Ltd.	45,000	214,104
#	Kinki Sharyo Co., Ltd., Nagaokakyo	168,000	840,714
*	Kinsho Corp.	21,000	79,397
	Kintetsu World Express, Inc.	96,800	2,541,308
	Kioritz Corp.	180,000	698,895
	Kitagawa Iron Works Co., Ltd.	203,000	677,816
#	Kitano Construction Corp.	196,000	672,761
	Kitazawa Sangyo Co., Ltd.	45,500	182,850
	Kitz Corp.	331,000	3,172,201
	Kodensha Co., Ltd.	25,000	117,672
	Koike Sanso Kogyo Co., Ltd.	104,000	432,082
	Koito Industries, Ltd.	102,000	510,433
*	Kokusai Kogyo Co., Ltd.	88,000	356,636
#	Komai Tekko, Inc.	88,000	381,308
	Kondotec, Inc.	30,000	363,721
#	Kosaido Co., Ltd.	55,700	608,110
#	Kuroda Electric Co., Ltd.	89,500	1,317,026
	Kyodo Printing Co., Ltd.	240,000	1,162,277
#	Kyoei Sangyo Co., Ltd.	68,000	225,319
	Kyokuto Boeki Kaisha, Ltd.	63,000	243,543
	Kyokuto Kaihatsu Kogyo Co., Ltd.	115,100	990,623
	Kyosan Electric Manufacturing Co., Ltd.	154,000	571,776
	Kyowa Exeo Corp.	160,000	2,077,145
	Kyudenko Corp.	207,000	1,355,964
	Link Consulting Associates - Japan Corp.	24,300	71,434
*	Lonseal Corp.	99,000	190,935
	Maeda Corp.	500,000	2,994,902
	Maeda Road Construction Co., Ltd.	256,000	2,022,770
	Maezawa Industries, Inc.	59,300	444,372

3

	Maezawa Kaisei Industries Co., Ltd.	37,300	743,148
	Makino Milling Machine Co., Ltd.	298,000	3,747,154
	Marubeni Construction Material Lease Co., Ltd.	78,000	282,311
	Maruwn Corp.	66,000	252,897
#	Maruyama Manufacturing Co., Inc.	123,000	531,920
	Maruzen Showa Unyu Co., Ltd.	236,000	888,258
#	Matsuda Sangyo Co., Ltd.	64,300	1,513,263
	Matsui Construction Co., Ltd.	73,600	363,935
*	Matsuo Bridge Co., Ltd.	72,000	140,697
	Max Co., Ltd.	149,000	2,239,431
#	Meidensha Corp.	626,050	2,712,706
*	Meiji Machine Co., Ltd.	144,000	165,166
#	Meiji Shipping Co., Ltd.	85,000	350,977
*	Meisei Industrial Co., Ltd.	29,000	210,663
	Meitec Corp.	96,900	3,186,092
	Meito Transportation Co., Ltd.	22,000	179,439
# *	Meiwa Trading Co., Ltd.	119,000	518,666
	Mirai Group Co., Ltd.	69,000	172,940
# *	Mitsubishi Cable Industries, Ltd.	478,000	970,620
*	Mitsubishi Kakoki Kaisha, Ltd.	191,000	727,001
	Mitsubishi Pencil Co., Ltd.	90,000	1,146,984
	Mitsuboshi Belting, Ltd.	213,000	1,724,630
# *	Mitsui Matsushima Co., Ltd.	191,000	357,009
	Mitsui-Soko Co., Ltd.	383,000	2,225,760
	Mitsumura Printing Co., Ltd.	82,000	445,879
	Miura Co., Ltd.	113,600	2,905,149
	Miura Printing Corp.	19,000	67,799
# *	Miyaji Engineering Group	148,000	316,873
*	Mori Denki Mfg. Co., Ltd.	346,000	117,587
#	Mori Seiki Co., Ltd.	111,400	2,337,791
	Morita Corp.	126,000	1,000,935
	Moshi Moshi Hotline, Inc.	46,650	1,902,464
	Mystar Engineering Corp.	15,600	103,381
	Nabtesco Corp.	270,000	3,353,781
#	NAC Co., Ltd.	25,100	475,556
	Nachi-Fujikoshi Corp.	604,000	3,900,085
*	Nakano Corp.	77,000	194,299
	NEC System Integration & Construction, Ltd.	117,800	1,535,303
	Nichias Corp.	342,000	2,371,045
	Nichiban Co., Ltd.	105,000	429,992
	Nichiha Corp.	98,480	1,920,234
*	Nihon Spindle Manufacturing Co., Ltd.	88,000	248,972
#	Nikkiso Co., Ltd.	186,000	1,566,066
	Nikko Co., Ltd., Akashi	98,000	332,218
#	Nippei Toyama Corp.	137,000	1,503,857
	Nippo Corp.	311,000	2,417,715
	Nippon Carbon Co., Ltd.	299,000	1,028,845
#	Nippon Chutetsukan KK	73,000	191,028
# *	Nippon Conveyor Co., Ltd.	168,000	298,318
	Nippon Densetsu Kogyo Co., Ltd.	162,000	1,194,698
	Nippon Denwa Shisetu Co., Ltd.	162,000	784,537
	Nippon Hume Corp.	60,000	263,551
	Nippon Jogesuido Sekkei Co., Ltd.	232	400,136
	Nippon Kanzai Co., Ltd.	53,700	1,605,981
	Nippon Koei Co., Ltd., Tokyo	219,000	881,954

4

	Nippon Konpo Unyu Soko Co., Ltd.	206,000	2,872,099
	Nippon Road Co., Ltd.	256,000	739,507
	Nippon Seisen Co., Ltd.	68,000	343,178
	Nippon Sharyo, Ltd.	365,000	945,837
	Nippon Signal Co., Ltd.	157,000	1,419,269
	Nippon Thompson Co., Ltd.	207,000	2,451,640
	Nippon Tungsten Co., Ltd.	64,000	247,952
	Nippon Yusoki Co., Ltd.	116,000	959,932
#	Nishimatsu Construction Co., Ltd.	758,000	3,104,129
	Nishishiba Electric Co., Ltd.	73,000	166,219
	Nissei Corp.	79,600	1,058,403
	Nissei Plastic Industrial Co., Ltd.	58,000	606,117
	Nissha Printing Co., Ltd.	115,000	4,328,377
	Nisshin Fudosan Co., Ltd.	60,300	849,426
	Nissin Corp.	248,000	969,244
	Nissin Electric Co., Ltd.	293,000	1,590,714
	Nitchitsu Co., Ltd.	14,000	54,953
	Nitta Corp.	72,900	1,231,929
	Nitto Boseki Co., Ltd.	658,000	2,023,755
	Nitto Electric Works, Ltd.	123,600	2,310,280
	Nitto Kohki Co., Ltd.	58,500	1,515,930
	Nitto Seiko Co., Ltd.	98,000	513,730
# *	Nittoc Construction Co., Ltd.	93,000	166,720
#	Nittyu Co., Ltd.	8,771	1,883,120
#	Nomura Co., Ltd.	160,000	1,045,370
	Noritz Corp.	140,000	2,711,980
	Obayashi Road Corp.	106,000	290,892
	Odakyu Construction Co., Ltd.	29,000	90,425
# *	Ohmori Co., Ltd.	95,400	51,874
#	Oiles Corp.	64,160	1,373,689
	Okabe Co., Ltd.	127,000	550,297
	Okamoto Machine Tool Works, Ltd.	116,000	664,265
#	Okamura Corp.	308,000	3,030,280
#	Oki Electric Cable Co., Ltd.	93,000	327,910
	OKK Corp.	178,000	709,278
	Okumura Corp.	418,000	2,301,308
	O-M, Ltd.	107,000	513,636
	Onoken Co., Ltd.	49,000	771,011
#	Organo Corp.	140,000	1,427,358
	Oriental Construction Co., Ltd.	65,900	318,022
	Original Engineering Consultants Co., Ltd.	9,000	45,879
	Oyo Corp.	80,300	1,048,607
	P.S. Mitsubishi Construction Co., Ltd.	76,800	321,686
*	Pasco Corp.	180,500	432,464
#	Pasona, Inc.	1,193	2,807,655
#	Patlite Corp.	42,680	482,643
# *	Penta-Ocean Construction Co., Ltd.	1,378,000	2,798,148
# *	PIA Corp.	21,100	326,091
	Pilot Corp.	115	583,305
	Raito Kogyo Co., Ltd.	138,100	607,781
#	Rasa Industries, Ltd.	181,000	824,265
	Rheon Automatic Machinery Co., Ltd.	64,000	253,934
	Riken Electric Wire Co., Ltd.	39,000	84,494
	Ryobi, Ltd.	447,000	3,285,089
*	Saeki Kensetsu Kogyo Co., Ltd.	114,000	193,713

5

# *	Sailor Pen Co., Ltd.	74,000	140,204
	Sakai Heavy Industries, Ltd.	96,000	309,941
# *	Sakurada Co., Ltd.	83,000	99,431
#	Sanix, Inc.	96,200	468,331
	Sanki Engineering Co., Ltd.	199,000	1,648,471
	Sanko Metal Industrial Co., Ltd.	88,000	211,589
#	Sankyo-Tateyama Holdings, Inc.	903,000	2,224,894
	Sanritsu Corp.	12,700	142,106
	Sanyo Denki Co., Ltd.	163,000	1,467,969
	Sanyo Engineering & Construction, Inc.	48,000	377,230
	Sanyo Industries, Ltd., Tokyo	72,000	202,481
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	410,000	996,262
*	Sata Construction Co., Ltd., Gumma	180,000	295,157
	Sato Corp.	83,500	2,000,595
	Sato Shoji Corp.	52,000	684,792
	Sawafuji Electric Co., Ltd.	48,000	177,808
	Secom Joshinetsu Co., Ltd.	34,800	830,824
	Secom Techno Service Co., Ltd.	35,000	1,451,147
	Seibu Electric Industry Co., Ltd.	46,000	292,727
	Seika Corp.	208,000	542,532
# *	Seikitokyu Kogyo Co., Ltd.	335,000	429,779
	Sekisui Jushi Co., Ltd.	119,000	1,002,957
	Senko Co., Ltd.	279,000	995,582
	Senshu Electric Co., Ltd.	29,800	810,195
#	Shibaura Mechatronics Corp.	136,000	1,510,212
	Shibusawa Warehouse Co., Ltd.	195,000	1,106,712
	Shibuya Kogyo Co., Ltd.	66,800	630,542
#	Shima Seiki Manufacturing Co., Ltd.	103,300	2,869,932
	Shin Nippon Air Technologies Co., Ltd.	61,080	519,984
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	554,630
#	Shinko Electric Co., Ltd.	376,000	1,824,095
	Shin-Kobe Electric Machinery Co., Ltd.	127,000	773,653
	Shinmaywa Industries, Ltd.	311,000	1,772,991
#	Shinsho Corp.	219,000	718,216
#	Shinwa Kaiun Kaisha, Ltd.	392,000	1,129,040
	Shiraishi Corp.	25,000	49,703
	Sho-Bond Corp.	69,300	691,822
#	Shoko Co., Ltd.	284,000	600,816
	Showa Electric Wire & Cable Co., Ltd.	571,000	1,018,777
	Showa Mining Co., Ltd.	88,000	392,523
	Sintokogio, Ltd.	154,000	2,230,841
	Soda Nikka Co., Ltd.	58,000	264,129
	Sodick Co., Ltd.	131,000	2,175,913
	Space Co., Ltd.	60,720	586,049
	STB Leasing Co., Ltd.	54,000	1,055,225
	Subaru Enterprise Co., Ltd.	59,000	220,059
	Sugimoto & Co., Ltd.	26,500	429,584
# *	Sumitomo Coal Mining Co., Ltd.	391,500	818,258
	Sumitomo Densetsu Co., Ltd.	85,800	320,748
# *	Sumitomo Mitsui Construction Co., Ltd.	193,560	990,001
#	Sumitomo Precision Products Co., Ltd.	127,000	817,893
#	Sumitomo Warehouse Co., Ltd.	280,000	2,224,299
*	Sun Wave Corp.	120,000	409,856
	Tadano, Ltd.	335,000	3,167,842
	Taihei Dengyo Kaisha, Ltd.	116,000	1,030,892

6

#	Taihei Kogyo Co., Ltd.	180,000	625,489
*	Taiheiyo Kouhatsu, Inc.	142,000	302,821
	Taiho Kogyo Co., Ltd.	67,100	887,636
	Taikisha, Ltd.	97,000	1,607,052
	Taisei Rotec Corp.	230,000	554,970
	Takada Kiko Co., Ltd.	44,000	229,159
	Takano Co., Ltd.	40,100	919,881
#	Takaoka Electric Manufacturing Co., Ltd.	250,000	605,353
	Takara Printing Co., Ltd.	23,550	289,723
	Takara Standard Co., Ltd.	418,000	2,620,935
	Takasago Thermal Engineering Co., Ltd.	218,000	1,815,123
#	Takashima & Co., Ltd.	110,000	266,355
	Takigami Steel Construction Co., Ltd.	50,000	365,336
	Takuma Co., Ltd.	241,000	1,957,485
	Tanseisha Co., Ltd.	52,000	258,895
	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	514,189
# *	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	212,000	686,253
	Techno Ryowa, Ltd.	38,200	294,370
	Teikoku Electric Manufacturing Co., Ltd.	15,200	241,495
	Tekken Corp.	393,000	901,529
	Teraoka Seisakusho Co., Ltd.	47,000	475,191
	Tetra Co., Ltd., Tokyo	64,000	230,008
	Toa Corp.	571,000	1,081,844
	Toa Doro Kogyo Co., Ltd.	124,000	402,447
# *	Tobishima Corp.	447,500	501,869
	Tocalo Co., Ltd.	43,000	1,622,090
	Todentu Corp.	98,000	407,986
	Toenec Corp.	242,000	1,116,449
	Tohoku Telecommunications Construction Co., Ltd.	42,000	326,865
	Tokai Konetsu Kogyo Co., Ltd.	32,000	194,664
	Tokai Lease Co., Ltd.	60,000	159,558
#	Tokimec, Inc.	205,000	573,025
	Toko Electric Corp.	72,000	376,822
	Tokyo Biso Kogyo Corp.	19,000	164,656
	Tokyo Energy & Systems, Inc.	91,000	842,736
#	Tokyo Kikai Seisakusho, Ltd.	255,000	1,117,927
	Tokyo Leasing Co., Ltd.	165,200	2,655,551
	Tokyo Sangyo Co., Ltd.	65,000	279,992
	Toli Corp.	173,000	642,319
	Tomoe Corp.	99,000	520,654
	Tonami Transportation Co., Ltd.	240,000	723,874
#	Tori Holdings Co., Ltd.	2,467,000	1,404,325
	Torishima Pump Manufacturing Co., Ltd.	78,000	637,519
#	Toshiba Plant Kensetsu Co., Ltd.	266,000	1,948,105
	Tosho Printing Co., Ltd.	156,000	717,043
	Totetsu Kogyo Co., Ltd.	86,000	526,814
	Toyo Bussan Co., Ltd.	53,900	608,150
*	Toyo Construction Co., Ltd.	783,000	1,343,806
#	Toyo Electric Co., Ltd.	121,000	841,963
#	Toyo Engineering Corp.	473,000	2,889,439
	Toyo Machinery & Metal Co., Ltd.	49,000	545,370
*	Toyo Shutter Co., Ltd.	118,000	234,596
#	Toyo Wharf & Warehouse Co., Ltd.	204,000	506,100
#	Trusco Nakayama Corp.	91,100	2,101,415

7

	Tsubaki Nakashima Co., Ltd.	138,900	2,667,069
	Tsubakimoto Chain Co.	435,000	3,259,728
	Tsubakimoto Kogyo Co., Ltd.	78,000	355,871
	Tsudakoma Corp.	164,000	385,964
	Tsugami Corp.	234,000	1,886,712
#	Tsukishima Kikai Co., Ltd.	115,000	1,533,985
	Tsurumi Manufacturing Co., Ltd.	71,000	838,488
	Tsuzuki Denki Co., Ltd.	58,000	258,709
	Uchida Yoko Co., Ltd.	140,000	927,782
	Ueki Corp.	47,000	121,793
	UFJ Central Leasing Co., Ltd.	62,000	3,344,945
#	Union Tool Co.	58,800	3,786,780
	Utoc Corp.	68,000	277,315
# *	Venture Link Co., Ltd.	342,400	1,349,818
	Wakachiku Construction Co., Ltd.	325,000	789,720
	Weathernews, Inc.	15,800	101,754
	Yahagi Construction Co., Ltd.	114,000	624,724
	Yamato Corp.	50,000	206,457
	Yamaura Corp.	40,500	142,799
	Yamazen Co., Ltd.	248,000	1,858,420
	Yasuda Warehouse Co., Ltd.	74,000	768,292
	Yokogawa Bridge Corp.	98,400	702,260
	Yondenko Corp.	98,800	619,494
# *	Yuasa Trading Co., Ltd.	580,000	1,330,501
	Yuken Kogyo Co., Ltd.	107,000	328,182
	Yurtec Corp.	202,000	1,180,765
	Yushin Precision Equipment Co., Ltd.	36,240	717,410
*	Z- Plus Holdings Co., Ltd.	117,000	288,275
Total Industrials			409,274,587

Consumer Discretionary — (17.8%)
#	ABILIT Corp.	90,000	1,417,672
	Aeon Fantasy Co., Ltd.	37,560	1,570,053
	Ahresty Corp.	55,800	1,431,742
	Aichi Machine Industry Co., Ltd.	228,000	831,028
	Aigan Co., Ltd.	50,600	434,636
#	Aisan Industry Co., Ltd.	143,400	1,617,971
#	Akebono Brake Industry Co., Ltd.	304,000	3,287,952
	Akindo Sushiro Co., Ltd.	12,600	406,797
#	Alpha Corp.	19,700	840,221
	Alpine Electronics, Inc.	181,400	2,680,158
	Amuse, Inc.	16,000	425,489
#	Anrakutei Co., Ltd.	50,000	329,652
	AOI Advertising Promotion, Inc.	30,500	274,681
	Aoki International Co., Ltd.	128,800	2,785,013
	Araya Industrial Co., Ltd.	143,000	387,570
	Ashimori Industry Co., Ltd.	147,000	415,896
	Asics Trading Co., Ltd.	20,000	287,171
	Asti Corp.	20,000	304,163
# *	Atom Corp.	44,300	237,496
	Atsugi Co., Ltd.	509,000	960,051
	Aucnet, Inc.	23,600	381,370
	Autoseven Co., Inc.	29,200	264,214
	Avex, Inc.	116,900	3,337,162
	Belluna Co., Ltd.	135,860	3,024,241

8

	Best Denki Co., Ltd.	426,000	1,900,170
#	Bookoff Corp.	48,000	1,099,065
	Cabin Co., Ltd.	103,000	388,547
	Catena Corp.	92,000	310,314
# *	Cecile Co., Ltd.	102,600	605,837
	Chiyoda Co., Ltd.	114,700	3,089,201
	Chofu Seisakusho Co., Ltd.	54,500	1,296,517
# *	Chori Co., Ltd.	427,000	1,266,126
	Chuo Spring Co., Ltd., Nagoya	171,000	1,022,804
	Chuo Woollen Mills, Ltd.	50,000	265,081
#	Clarion Co., Ltd.	771,000	1,506,627
	Cleanup Corp.	123,000	1,385,709
#	Colowide Co., Ltd.	145,950	1,171,816
# *	Columbia Music Entertainment, Inc.	409,000	594,214
#	Copal Co., Ltd.	154,000	2,025,421
	Corona Corp.	75,700	1,562,880
	Cross Plus, Inc.	16,200	403,968
#	Cybozu, Inc.	1,352	1,619,643
#	D&M Holdings, Inc.	212,000	828,547
	Daido Kogyo Co., Ltd.	106,000	361,138
#	Daido Metal Co., Ltd.	106,000	950,127
#	Daidoh, Ltd.	116,000	1,629,125
#	Daiki Co., Ltd.	67,200	843,854
#	Daikoku Denki Co., Ltd.	38,000	1,449,618
	Dainichi Co., Ltd.	52,500	580,756
	Daisyo Corp.	53,200	835,290
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	97,417
# *	Daiwa Seiko, Inc.	343,000	801,402
#	Daiwabo Co., Ltd.	371,000	1,998,420
	Descente, Ltd.	208,000	1,175,191
*	Dia Kensetsu Co., Ltd.	241,800	741,630
#	Doshisha Co., Ltd.	45,700	984,278
	Doutor Coffee Co., Ltd.	69,800	1,369,907
#	Dynic Corp.	98,000	365,523
#	Eagle Industry Co., Ltd.	110,000	1,076,636
# *	Econach Co., Ltd.	112,000	141,784
	Edosawa Co., Ltd.	12,000	48,734
	Eikoh, Inc.	41,800	263,159
	Exedy Corp.	129,400	4,188,734
#	F.D.C. Products, Inc.	31,119	634,542
	Fine Sinter Co., Ltd.	49,000	263,942
	Foster Electric Co., Ltd.	58,000	1,108,751
#	France Bed Holdings Co., Ltd.	621,000	1,524,800
#	Fuji Co., Ltd.	90,500	1,401,712
#	Fuji Corp, Ltd.	81,000	573,263
#	Fuji Kiko Co., Ltd.	128,000	456,754
#	Fuji Kyuko Co., Ltd.	281,000	1,475,429
*	Fuji Spinning Co., Ltd., Tokyo	251,000	644,027
	Fujikura Rubber, Ltd.	54,000	509,720
# *	Fujita Kanko, Inc.	317,000	2,289,295
	Fujitsu Business Systems, Ltd.	69,200	1,246,423
# *	Fujitsu General, Ltd.	273,000	927,782
# *	Furukawa Battery Co., Ltd.	73,000	177,383
	Fuso Lexel, Inc.	44,000	447,850
#	Gakken Co., Ltd.	247,000	740,790

9

#	Genki Sushi Co., Ltd.	17,200	191,436
	Gigas K’s Denki Corp.	119,572	3,494,736
	Global-Dining, Inc.	13,300	118,197
*	Goldwin, Inc.	141,000	521,113
	Gourmet Kineya Co., Ltd.	55,000	430,374
*	GSI Creos Corp.	153,000	301,580
#	Gulliver International Co., Ltd.	22,880	2,777,869
	H.I.S. Co., Ltd.	91,800	2,698,624
	Happinet Corp.	29,900	873,883
	Haruyama Trading Co., Ltd.	40,900	595,952
#	Himaraya Co., Ltd.	9,500	123,895
	Hitachi Powdered Metal Co., Ltd.	78,000	524,197
	Homac Corp.	112,200	1,982,804
	Horipro, Inc.	36,500	431,054
*	Ichida and Co., Ltd.	60,400	105,713
	Ichikawa Co., Ltd.	63,000	262,812
#	Ichikoh Industries, Ltd.	224,000	713,679
#	Imasen Electric Industrial Co., Ltd.	35,700	333,342
	Impact 21 Co., Ltd.	48,900	1,254,698
#	Impress Corp.	907	440,785
	Inaba Seisa Kusho Co., Ltd.	43,400	750,374
	Ishizuka Glass Co., Ltd.	81,000	284,911
*	Izuhakone Railway Co., Ltd.	300	13,764
# *	Izutsuya Co., Ltd.	252,000	468,887
# *	Jac Holdings Co., Ltd.	627,200	809,978
*	Janome Sewing Machine Co., Ltd.	470,000	1,150,042
#	Japan General Estate Co., Ltd.	72,200	1,490,620
#	Japan Kenzai Co., Ltd.	68,340	515,598
#	Japan Vilene Co., Ltd.	164,000	1,237,315
	Japan Wool Textile Co., Ltd.	241,000	2,225,718
	Jeans Mate Corp.	31,008	400,180
*	Joban Kosan Co., Ltd.	193,000	357,468
	Joint Corp.	107,200	3,424,571
#	Joshin Denki Co., Ltd.	147,000	1,159,014
	Juki Corp.	330,000	2,041,121
	Juntendo Co., Ltd.	35,000	74,342
*	Jyomo Co., Ltd.	86,000	201,665
	Kabuki-Za Co., Ltd.	28,000	1,144,265
#	Kadokawa Holdings, Inc.	67,600	2,199,728
#	Kahma Co., Ltd.	84,900	2,459,720
	Kanto Auto Works, Ltd.	192,400	2,842,681
	Kasai Kogyo Co., Ltd.	95,000	487,511
	Kato Sangyo Co., Ltd.	101,700	1,719,482
*	Kawai Musical Instruments Manufacturing Co., Ltd.	186,000	502,532
*	Kawashima Textile Manufacturers, Ltd.	216,000	557,893
#	Kayaba Industry Co., Ltd.	605,000	2,282,243
	Keiiyu Co., Ltd.	55,200	520,578
#	Keiyo Co., Ltd.	146,900	866,173
#	Kentucky Fried Chicken Japan, Ltd.	55,000	1,028,037
#	Kenwood Corp.	1,004,000	2,328,734
#	Kinki Nippon Tourist Co., Ltd.	213,000	973,611
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	372,031
#	Kisoji Co., Ltd.	65,800	1,319,354
	Koekisha Co., Ltd.	10,600	213,891
#	Kohnan Shoji Co., Ltd.	69,500	964,261

10

#	Kojima Co., Ltd.	102,200	1,266,863
	Komatsu Seiren Co., Ltd.	91,000	408,224
	Konaka Co., Ltd.	56,200	1,212,812
	Kurabo Industries, Ltd.	685,000	2,444,350
	Kuroganeya Co., Ltd.	14,000	69,822
#	Kyoritsu Maintenance Co., Ltd.	29,400	1,228,955
	Kyoto Kimono Yuzen Co., Ltd.	448	799,320
	Kyowa Leather Cloth Co., Ltd.	58,000	463,704
#	Laox Co., Ltd.	167,000	725,038
*	Look, Inc.	72,000	243,466
	Maezawa Kyuso Industries Co., Ltd.	39,200	663,436
# *	Magara Construction Co., Ltd.	61,000	163,772
*	Mamiya-Op Co., Ltd.	88,000	173,458
	Marche Corp.	10,700	98,091
#	Mars Engineering Corp.	56,600	1,529,210
	Marubeni Telecom Co., Ltd.	207	269,082
	Maruei Department Store Co., Ltd.	107,000	300,000
	Maruzen Co., Ltd. (5982)	46,000	354,868
# *	Maruzen Co., Ltd. (8236)	263,000	484,885
#	Matsuya Co., Ltd.	135,000	3,119,796
	Matsuya Foods Co., Ltd.	47,700	952,379
#	Matsuzakaya Co., Ltd.	320,077	2,716,711
	Meiwa Industry Co., Ltd.	38,000	197,264
#	Misawa Resort Co., Ltd.	143,000	707,103
#	Mitsuba Corp.	114,690	1,430,458
	Mitsui Home Co., Ltd.	179,000	1,429,567
	Miyuki Keori Co., Ltd.	73,000	394,460
	Mizuno Corp.	363,000	2,717,103
#	MOS Food Services, Inc.	88,000	1,285,234
	MR Max Corp.	94,300	474,304
	Mutow Co., Ltd.	62,300	323,410
# *	Naigai Co., Ltd.	190,000	295,412
	Nexyz Corp.	2,700	271,376
	Nice Corp.	295,000	1,115,336
#	Nichimo Co., Ltd.	85,000	218,819
	Nichimo Corp.	307,000	453,849
#	Nidec Tosok Corp.	54,600	751,040
	Nihon Eslead Corp.	38,748	1,227,953
#	Nihon Tokushu Toryo Co., Ltd.	56,000	393,951
	Nikko Travel Co., Ltd.	12,200	91,215
	Nippon Felt Co., Ltd.	56,000	412,982
#	Nippon Piston Ring Co., Ltd.	205,000	665,336
	Nippon Restaurant System, Inc.	39,200	1,365,506
	Nippon Seiki Co., Ltd.	156,000	3,280,374
	Nishimatsuya Chain Co., Ltd.	179,400	3,810,535
	Nissan Shatai Co., Ltd.	399,000	2,766,219
	Nissen Co., Ltd.	150,200	2,451,438
	Nissin Kogyo Co., Ltd.	175,200	3,594,800
	Nittan Valve Co., Ltd.	67,000	733,755
	Nitto Seimo Co., Ltd.	50,000	127,443
	Noritake Co., Ltd.	431,000	2,889,201
	Noritsu Koki Co., Ltd.	90,600	1,897,443
*	Omikenshi Co., Ltd.	122,000	183,466
*	Orient Watch Co., Ltd.	12,000	4,180
	Pacific Industrial Co., Ltd.	135,000	895,794

11

	PanaHome Corp.	434,000	3,495,599
	Parco Co., Ltd.	222,000	2,772,642
#	Paris Miki, Inc.	150,900	2,974,410
#	Pentax Corp.	339,000	1,978,700
	Piolax, Inc.	32,400	768,020
	Press Kogyo Co., Ltd.	309,000	1,745,837
*	Renown D’urban Holdings, Inc.	130,800	1,686,953
#	Resorttrust, Inc.	95,640	3,209,669
	Rhythm Watch Co., Ltd.	344,000	698,522
	Right On Co., Ltd.	76,625	3,326,710
#	Riken Corp.	292,000	2,416,381
#	Ringer Hut Co., Ltd.	55,500	705,421
	Roland Corp.	64,400	1,518,352
	Royal Co., Ltd.	107,000	1,719,091
#	Sagami Chain Co., Ltd.	52,000	476,262
	Sagami Co., Ltd.	80,000	277,315
	Sagami Rubber Industries Co., Ltd.	15,000	59,133
	Saint Marc Holdings Co., Ltd.	28,300	1,863,424
#	Saizeriya Co., Ltd.	140,600	2,084,511
	Sakai Ovex Co., Ltd.	161,000	320,085
#	Sanden Corp.	368,000	1,619,575
#	Sanei-International Co., Ltd.	38,100	1,790,085
	Sankyo Seiko Co., Ltd.	150,000	1,038,658
	Sanoh Industrial Co., Ltd.	91,000	815,675
#	Sanrio Co., Ltd.	215,000	3,541,929
	Sanyo Shokai, Ltd.	388,000	3,385,523
	Seiko Corp.	298,407	2,091,638
#	Seiren Co., Ltd.	175,000	2,839,847
	Senshukai Co., Ltd.	119,000	1,675,302
#	Shaddy Co., Ltd.	49,000	911,725
	Shikibo, Ltd.	291,000	613,152
#	Shinyei Kaisha	96,000	309,941
#	Shiroki Co., Ltd.	227,000	748,309
	Shobunsha Publications, Inc.	42,800	730,909
#	Shochiku Co., Ltd.	315,000	2,807,434
	Showa Aircraft Industry Co., Ltd.	84,000	1,379,541
	Showa Corp.	163,300	2,823,411
# *	Showa Rubber Co., Ltd.	156,000	91,453
*	Silver Ox, Inc.	50,000	122,770
# *	Silver Seiko, Ltd.	525,000	285,472
#	Simree Co., Ltd.	24,900	117,413
	SK Japan Co., Ltd.	17,550	113,322
	SNT Corp.	69,300	415,093
# *	Sofmap Co., Ltd.	9,300	44,090
	Sotoh Co., Ltd.	12,000	150,994
	SPK Corp.	12,700	261,661
	Suminoe Textile Co., Ltd.	200,000	771,453
	Suzutan Co., Ltd.	13,200	74,355
# *	SXL Corp.	444,000	788,411
	Tachikawa Corp.	50,800	386,287
	Tachi-S Co., Ltd.	88,140	1,028,924
	Takamatsu Corp.	107,000	2,272,727
#	Taka-Q Co., Ltd.	58,500	326,049
	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	1,571,793
	Tasaki Shinju Co., Ltd.	88,000	533,832

12

	Taya Co., Ltd.	5,000	45,030
*	TDF Corp.	27,000	118,139
	Tecmo, Ltd.	57,800	467,016
#	Teikoku Piston Ring Co., Ltd.	85,000	1,285,472
	Teikoku Sen-I Co., Ltd.	62,000	342,396
	Ten Allied Co., Ltd.	50,000	218,777
	Tenma Corp.	79,600	1,450,654
	Tigers Polymer Corp.	40,000	296,686
# *	Toabo Corp.	173,000	285,149
	Toei Co., Ltd.	399,000	3,067,927
*	Tohoku Misawa Homes Co., Ltd.	37,500	165,675
	Tohoku Pioneer Corp.	49,600	853,356
	Tohto Suisan Co., Ltd.	94,000	260,357
# *	Tokai Kanko Co., Ltd.	714,000	303,313
	Tokai Senko KK, Nagoya	47,000	107,018
	Tokyo Dome Corp.	515,000	3,115,378
#	Tokyo Nissan Auto Sales Co., Ltd.	108,000	455,123
	Tokyo Soir Co., Ltd.	49,000	203,993
	Tokyo Style Co., Ltd.	211,000	2,511,563
#	Tokyotokeiba Co., Ltd.	742,000	3,164,690
	Tokyu Recreation Corp.	77,000	454,673
#	Tomy Co., Ltd.	216,093	1,555,062
	Topre Corp.	147,000	1,676,075
# *	Tosco Co., Ltd.	59,000	253,645
	Totenko Co., Ltd.	57,000	167,562
	Touei Housing Corp.	67,540	1,457,533
#	Toyo Radiator Co., Ltd.	186,000	956,075
	Toyo Tire & Rubber Co., Ltd.	577,000	2,524,681
	Tsukamoto Co., Ltd.	67,000	157,681
	Tsutsumi Jewelry Co., Ltd.	54,900	2,299,550
#	Unitika, Ltd.	1,327,000	2,469,099
	U-Shin, Ltd.	64,000	723,195
	Verite Co., Ltd.	24,000	78,912
#	Watabe Wedding Corp.	23,500	471,198
#	Watami Food Service Co., Ltd.	105,400	1,628,909
# *	Wondertable, Ltd.	97,000	173,891
	XNET Corp.	91	196,381
	Yamatane Corp.	273,000	507,961
	Yamato International, Inc.	43,000	412,099
	Yellow Hat, Ltd., Tokyo	59,700	659,895
	Yokohama Reito Co., Ltd.	126,000	1,014,851
#	Yomiuri Land Co., Ltd.	228,000	1,826,712
	Yonex Co., Ltd.	41,000	392,234
#	Yorozu Corp.	56,200	717,183
#	Yoshimoto Kogyo Co., Ltd.	89,000	2,268,479
#	Yoshinoya D&C Co., Ltd.	1,755	3,086,534
	Yuasa Funashoku Co., Ltd.	112,000	400,612
	Zenrin Co., Ltd.	103,900	3,054,325
#	Zensho Co., Ltd.	139,000	3,466,143
Total Consumer Discretionary			327,054,328

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	444,511
	Aiphone Co., Ltd.	51,900	881,903
# *	Allied Telesis Holdings KK	237,600	1,092,112

13

#	Alpha Systems, Inc.	31,300	973,305
#	Anritsu Corp.	351,000	2,206,797
	AOI Electronics Co., Ltd.	29,200	740,544
# *	Apic Yamada Corp.	20,000	76,126
	Argo 21 Corp.	27,700	255,348
#	Arisawa Manufacturing Co., Ltd.	139,400	3,091,198
	CAC Corp.	52,200	617,353
	Canon Electronics, Inc.	76,000	2,886,321
	Canon Finetech, Inc.	108,070	2,208,227
#	Capcom Co., Ltd.	159,700	1,640,419
	Chino Corp.	113,000	398,428
	CMK Corp.	168,000	3,111,640
	Computer Engineering & Consulting, Ltd.	44,800	563,331
	Core Corp.	37,700	422,163
	Cresco, Ltd.	11,600	141,526
*	Daiko Denshi Tsushin, Ltd.	23,000	68,394
	Daiwabo Information System Co., Ltd.	47,000	890,484
#	Denki Kogyo Co., Ltd.	195,000	2,256,500
	DKK-TOA Corp.	31,000	88,760
#	Dodwell B.M.S., Ltd.	125,400	1,026,000
	DTS Corp.	31,500	1,091,929
#	eAccess, Ltd.	3,100	2,396,771
	Eizo Nanao Corp.	60,800	2,081,767
*	Elna Co., Ltd.	34,000	86,950
#	Enplas Corp.	53,100	1,290,280
# *	Epson Toyocom Corp.	290,000	2,508,241
# *	FDK Corp.	314,000	626,933
	Fuji Soft ABC, Inc.	102,200	3,039,082
# *	Fujitsu Access, Ltd.	59,000	406,032
	Fujitsu Fronttec, Ltd.	56,200	584,919
	Fuso Dentsu Co., Ltd.	16,000	81,155
#	Future System Consulting Corp.	1,053	975,166
#	GMO Internet, Inc.	103,000	1,938,360
	Graphtec Corp.	39,000	77,205
	Hakuto Co., Ltd.	62,700	946,093
	Hitachi Business Solution Co., Ltd.	32,900	236,198
	Hitachi Information Systems, Ltd.	116,800	2,719,048
	Hitachi Kokusai Electric, Inc.	267,000	3,411,793
	Hitachi Mobile Co., Ltd.	38,000	278,620
	Hitachi Software Engineering Co., Ltd.	155,000	2,870,858
	Hitachi Systems & Services, Ltd.	68,000	1,825,658
#	Hochiki Corp.	66,000	377,944
#	Hokuriku Electric Industry Co., Ltd.	204,000	662,090
	Horiba, Ltd.	103,000	3,220,391
	Hosiden Corp.	201,500	2,453,267
	Icom, Inc.	40,500	1,397,026
*	Ikegami Tsushinki Co., Ltd.	137,000	385,276
*	Ines Corp.	140,500	1,074,342
	I-Net Corp.	36,800	359,558
#	Information Services International-Dentsu, Ltd.	76,800	942,219
#	Intec, Inc.	126,128	1,954,609
#	Invoice, Inc.	30,265	1,475,965
	Ishii Hyoki Co., Ltd.	15,300	292,481
# *	Iwatsu Electric Co., Ltd.	256,000	619,881
	Japan Aviation Electronics Industry, Ltd.	183,000	2,691,359

14

	Japan Business Computer Co., Ltd.	59,900	603,071
	Japan Digital Laboratory Co., Ltd.	82,900	1,128,342
	Japan Information Processing Service Co., Ltd.	47,400	298,817
# *	Japan Radio Co., Ltd.	354,000	992,523
	Jastec Co., Ltd.	21,800	479,711
	Jiec Co., Ltd.	87	81,308
	Kaga Electronics Co., Ltd.	78,400	1,998,301
	Kanematsu Electronics, Ltd.	45,500	340,960
	Kasuga Electric Works, Ltd.	17,000	101,105
	Kawatetsu Systems, Inc.	174	220,272
	Koa Corp.	120,000	1,529,312
	Komatsu Electronics Metals Co., Ltd.	76,800	1,970,569
	Konami Co., Ltd.	1,801	45,369
#	Kubotek Corp.	285	213,084
	Kyoden Co., Ltd.	123,000	744,061
#	Kyowa Electronic Instruments Co., Ltd.	52,000	216,483
	Macnica, Inc.	45,900	1,298,615
	Marubeni Infotec Corp.	21,000	69,048
	Marubun Corp.	75,500	1,141,801
	Maruwa Co., Ltd.	26,100	674,121
	Maspro Denkoh Corp.	45,900	455,100
#	Megachips Corp.	69,400	1,096,720
	Melco Holdings, Inc.	9,000	270,688
	Mimasu Semiconductor Industry Co., Ltd.	13,781	275,152
#	Miroku Jyoho Service Co., Ltd.	63,000	220,527
#	Mitsui High-Tec, Inc.	104,300	1,355,811
	Mitsui Knowledge Industry Co., Ltd.	29,100	377,039
#	Mitsumi Electric Co., Ltd.	198,600	2,596,817
	Moritex Corp.	25,500	165,739
*	Mutoh Industries, Ltd.	130,000	341,291
*	Nagano Japan Radio Co., Ltd.	85,000	199,320
	Nakayo Telecommunications, Inc.	49,000	220,646
#	NEC Fielding, Ltd.	146,700	2,555,098
#	NEC Mobiling, Ltd.	35,700	715,820
#	NEC Tokin Corp.	295,000	1,854,715
	Net One Systems Co., Ltd.	750	1,542,056
#	Netmarks, Inc.	432	701,037
#	New Japan Radio Co., Ltd.	72,000	493,662
	NextCom K.K.	1,000	666,100
	Nichicon Corp.	260,200	3,280,686
	Nihon Dempa Kogyo Co., Ltd.	57,100	2,595,455
#	Nihon Inter Electronics Corp.	76,700	649,050
	Nippon Avionics Co., Ltd.	62,000	284,452
	Nippon Ceramic Co., Ltd.	60,000	788,105
	Nippon Chemi-Con Corp.	336,000	2,269,499
	Nippon System Development Co., Ltd.	69,300	2,414,019
	Nippon Systemware Co., Ltd.	30,000	227,613
	Nissho Electronics Corp.	58,200	558,760
#	NIWS Co., Ltd.	1,721	2,003,203
	Nohmi Bosai, Ltd.	102,000	849,278
	NS Solutions Corp.	48,600	1,350,229
	Okaya Electric Industries Co., Ltd.	32,000	217,502
	Ono Sokki Co., Ltd.	71,000	486,202
#	Origin Electric Co., Ltd.	85,000	532,965
	Osaki Electric Co., Ltd.	103,000	1,166,517

15

	PCA Corp.	17,500	379,142
*	Pulstec Industrial Co., Ltd.	21,200	88,619
	Ricoh Elemex Corp.	61,000	608,963
	Rikei Corp.	22,500	86,024
	Riken Keiki Co., Ltd.	56,000	606,627
#	Roland DG Corp.	44,900	1,243,619
	Ryoden Trading Co., Ltd.	113,000	993,670
	Ryosan Co., Ltd.	102,200	2,743,857
	Ryoyo Electro Corp.	80,700	1,121,024
	Sanko Co., Ltd.	22,000	166,355
	Sanshin Electronics Co., Ltd.	88,000	1,065,421
	Satori Electric Co., Ltd.	42,180	894,130
	Sekonic Corp.	36,000	114,698
#	Shindengen Electric Manufacturing Co., Ltd.	217,000	1,353,254
	Shinkawa, Ltd.	54,700	1,510,408
	Shinko Shoji Co., Ltd.	57,000	873,161
#	Shizuki Electric Co., Inc.	78,000	305,506
	Siix Corp.	26,300	517,285
	SMK Corp.	200,000	1,497,026
#	Software Research Associates, Inc.	36,800	418,963
	Sokkisha Co., Ltd.	85,000	283,093
	Sorun Corp.	73,500	582,005
# *	SPC Electronics Corp.	48,200	181,006
	Star Micronics Co., Ltd.	149,000	2,449,575
#	Sumida Corp.	48,149	1,176,112
#	Sumisho Computer Systems Corp.	143,200	2,834,800
	SunTelephone Co., Ltd.	92,000	898,895
	Tabai Espec Corp.	58,000	964,860
	Tachibana Eletech Co., Ltd.	50,000	552,676
	Tamura Corp.	202,000	959,371
	Tamura Taiko Holdings, Inc.	163,000	968,029
# *	Teac Corp.	493,000	816,780
	Teikoku Tsushin Kogyo Co., Ltd.	133,000	822,634
	TIS, Inc.	24,500	661,937
	TKC Corp.	81,800	1,619,320
	Toko, Inc.	268,000	1,061,071
#	Tokyo Denpa Co., Ltd.	19,800	326,860
#	Tokyo Electron Device, Ltd.	198	482,804
#	Tomen Electronics Corp.	41,700	1,087,672
	Tose Co., Ltd.	17,800	254,070
	Toshiba Ceramics Co., Ltd.	383,000	1,496,856
*	Totoku Electric Co., Ltd., Tokyo	91,000	177,825
	Toukei Computer Co., Ltd.	19,610	259,912
*	Towa Corp.	39,000	290,926
# *	Towa Meccs Corp.	127,000	159,694
#	Toyo Corp.	89,600	1,425,835
#	Trans Cosmos, Inc.	107,600	3,483,059
	Tsuzuki Densan Co., Ltd.	22,500	142,035
	Uniden Corp.	197,000	3,160,034
	Ve Data, Inc.	43,000	137,366
	Yamaichi Electronics Co., Ltd.	50,100	669,135
	Yaskawa Information Systems Corp.	40,000	178,760
	Yokowo Co., Ltd.	51,300	686,906
	Zuken, Inc.	69,100	787,869
Total Information Technology			172,012,136

16

Materials — (8.3%)
	Achilles Corp.	549,000	1,152,107
	Agro-Kanesho Co., Ltd.	7,000	58,581
#	Air Water, Inc.	13,250	129,798
	Arakawa Chemical Industries, Ltd.	46,800	525,257
	Aronkasei Co., Ltd.	97,000	558,760
	Asahi Organic Chemicals Industry Co., Ltd.	244,000	1,048,972
	Chuetsu Pulp and Paper Co., Ltd.	309,000	850,603
*	Chugai Mining Co., Ltd.	564,300	690,393
#	Chugoku Marine Paints, Ltd.	173,000	1,012,719
	Chugokukogyo Co., Ltd.	69,000	285,497
# *	Co-Op Chemical Co., Ltd.	163,000	308,828
#	Dai Nippon Toryo, Ltd.	342,000	691,555
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	270,552
#	Daiken Corp.	331,000	1,273,942
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	251,000	1,339,235
	Dainippon Shigyo Co., Ltd.	25,000	102,591
#	Daio Paper Corp.	331,000	3,287,502
#	Daiso Co., Ltd.	289,000	1,166,313
	DC Co., Ltd.	75,000	391,249
	Dijet Industrial Co., Ltd.	58,000	192,184
	FP Corp.	60,600	2,007,986
	Fujikura Kasei Co., Ltd.	74,000	867,001
	Fumakilla, Ltd.	59,000	174,444
	Geostar Corp.	10,000	39,932
	Godo Steel, Ltd.	438,000	3,010,552
#	Gun-Ei Chemical Industry Co., Ltd.	222,000	909,125
	Harima Chemicals, Inc.	61,000	412,022
	Hodogaya Chemical Co., Ltd.	184,000	978,624
	Hokkan Holdings, Ltd.	159,000	632,218
	Hokko Chemical Industry Co., Ltd.	71,000	335,998
	Hokuetsu Paper Mills, Ltd.	457,000	2,698,513
	Hokushin Co., Ltd.	64,000	165,302
	Honshu Chemical Industry Co., Ltd.	17,000	134,325
	Ihara Chemical Industry Co., Ltd.	126,000	492,438
	ISE Chemicals Corp.	59,000	421,071
*	Ishihara Sangyo Kaisha, Ltd.	1,007,500	1,883,178
#	Ishii Iron Works Co., Ltd.	77,000	273,458
#	Japan Carlit Co., Ltd.	46,000	487,358
	JSP Corp.	77,500	787,511
#	Kanto Denka Kogyo Co., Ltd.	155,000	1,078,547
	Kasei (C.I.) Co., Ltd.	89,000	368,250
	Katakura Chikkarin Co., Ltd.	43,000	222,489
	Kawasaki Kasei Chemicals, Ltd.	88,000	170,467
#	Kishu Paper Co., Ltd.	233,000	621,597
	Koatsu Gas Kogyo Co., Ltd.	150,000	978,760
	Kohsoku Corp.	48,000	341,342
	Komatsu Wall Industry Co., Ltd.	26,400	532,710
	Konishi Co., Ltd.	49,000	466,686
	Kumiai Chemical Industry Co., Ltd.	218,000	561,206
	Kureha Chemical Industry Co., Ltd.	493,000	2,710,034
	Kurimoto, Ltd.	336,000	1,187,562
#	Kurosaki Harima Corp.	247,000	1,410,229
	MEC Co., Ltd.	48,600	718,471

17

	Mesco, Inc.	30,000	208,496
*	Mitsubishi Paper Mills, Ltd.	844,000	1,842,889
	Mitsubishi Plastics, Inc.	588,000	2,123,195
	Mitsubishi Shindoh Co., Ltd.	157,000	681,623
#	Mitsubishi Steel Manufacturing Co., Ltd.	401,000	2,684,690
# *	Mitsui Mining Co., Ltd.	609,000	1,510,858
	Mory Industries, Inc.	108,000	396,398
	Nakabayashi Co., Ltd.	147,000	417,145
	Nakayama Steel Works, Ltd.	352,000	1,779,439
#	Neturen Co., Ltd., Tokyo	106,000	1,287,850
	Nichia Steel Works, Ltd.	114,900	599,393
	Nichireki Co., Ltd.	65,000	273,917
#	Nifco, Inc.	152,000	3,099,405
	Nihon Kagaku Sangyo Co., Ltd.	44,000	383,551
	Nihon Matai Co., Ltd.	82,000	217,366
	Nihon Nohyaku Co., Ltd.	170,000	483,857
	Nihon Parkerizing Co., Ltd.	182,000	2,801,903
	Nihon Seiko Co., Ltd.	11,000	53,084
*	Nippon Carbide Industries Co., Inc., Tokyo	163,000	360,068
#	Nippon Chemical Industrial Co., Ltd.	235,000	700,807
	Nippon Concrete Industries Co., Ltd.	108,000	312,897
#	Nippon Denko Co., Ltd.	280,000	965,845
	Nippon Fine Chemical Co., Ltd.	65,000	463,891
	Nippon Foil Mfg., Co., Ltd.	51,000	108,760
# *	Nippon Kasei Chemical Co., Ltd.	260,000	687,001
#	Nippon Kinzoku Co., Ltd.	161,000	400,790
#	Nippon Koshuha Steel Co., Ltd.	396,000	1,046,355
#	Nippon Metal Industry Co., Ltd.	440,000	998,131
	Nippon Paint Co., Ltd.	711,000	3,545,939
	Nippon Pigment Co., Ltd.	11,000	44,673
#	Nippon Pillar Packing Co., Ltd.	51,000	422,039
*	Nippon Soda Co., Ltd.	393,000	1,652,804
#	Nippon Synthetic Chemical Industry Co., Ltd.	244,000	1,177,502
	Nippon Valqua Industries, Ltd.	242,000	865,607
#	Nippon Yakin Kogyo Co., Ltd.	230,000	1,025,913
	Nittetsu Mining Co., Ltd.	227,000	1,880,416
	Nitto FC Co., Ltd.	72,000	489,380
	Noda Corp.	33,800	182,928
#	NOF Corp.	548,000	3,361,563
	Okamoto Industries, Inc.	342,000	1,458,658
	Okura Industrial Co., Ltd.	166,000	1,084,571
	Osaka Steel Co., Ltd.	116,300	2,519,669
	Pacific Metals Co., Ltd.	538,000	3,103,670
	Riken Technos Corp.	174,000	857,434
#	S Science Co., Ltd.	2,644,000	1,168,122
#	S.T. Chemical Co., Ltd.	81,700	1,256,389
	Sakai Chemical Industry Co., Ltd.	266,000	1,396,669
	Sakata INX Corp.	157,000	799,006
#	Sanyo Chemical Industries, Ltd.	324,000	2,931,691
	Sekisui Plastics Co., Ltd.	256,000	1,024,435
	Shikoku Chemicals Corp.	146,000	982,430
	Shinagawa Refractories Co., Ltd.	162,000	858,862
	Shin-Etsu Polymer Co., Ltd.	212,000	3,299,779
	Showa Highpolymer Co., Ltd.	132,000	487,850
	Showa Tansan Co., Ltd.	49,000	203,161

18

	Somar Corp.	43,000	284,962
#	Stella Chemifa Corp.	31,700	1,583,653
#	Sumitomo Light Metal Industries, Ltd.	1,015,000	2,612,957
	Sumitomo Osaka Cement Co., Ltd.	215,000	783,645
	Sumitomo Pipe & Tube Co., Ltd.	76,000	502,362
	Sumitomo Seika Chemicals Co., Ltd.	186,000	1,025,607
	Taisei Lamick Co., Ltd.	15,300	469,269
#	Takasago International Corp.	271,000	1,379,176
	Takiron Co., Ltd.	195,000	786,958
	Tayca Corp.	124,000	441,427
*	Titan Kogyo Kabushiki Kaisha	59,000	140,858
	Toagosei Co., Ltd.	707,000	3,087,494
#	Toda Kogyo Corp.	113,000	498,275
	Tohcello Co., Ltd.	93,000	995,582
# *	Toho Rayon Co., Ltd.	384,000	2,665,489
#	Toho Zinc Co., Ltd.	354,000	3,603,161
# *	Tohpe Corp.	36,000	66,066
#	Tokai Carbon Co., Ltd.	557,000	3,501,954
#	Tokai Pulp & Paper Co., Ltd.	157,000	580,246
	Tokushu Paper Manufacturing Co., Ltd.	146,000	837,298
	Tokyo Rope Manufacturing Co., Ltd.	404,000	1,040,034
	Tokyo Tekko Co., Ltd.	112,000	1,214,206
	Tomoegawa Paper Co., Ltd.	96,000	417,604
	Tomoku Co., Ltd.	220,000	620,561
#	Topy Industries, Ltd.	571,000	2,503,280
	Toyo Kohan Co., Ltd.	255,000	1,156,924
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	555,718
	TYK Corp.	82,000	244,537
	Ube Material Industries, Ltd.	192,000	657,400
#	Wood One Co., Ltd.	122,000	829,227
	Yamamura Glass Co., Ltd.	319,000	1,143,738
	Yamato Kogyo Co., Ltd.	160,000	3,412,065
	Yodogawa Steel Works, Ltd.	500,000	3,084,112
	Yuki Gosei Kogyo Co., Ltd.	49,000	191,504
#	Yushiro Chemical Industry Co., Ltd.	38,000	1,055,735
Total Materials			152,359,892

Consumer Staples — (7.8%)
	Aderans Co., Ltd.	113,450	3,335,064
	Ahjikan Co., Ltd.	10,500	87,872
	Ariake Japan Co., Ltd.	88,100	2,627,281
	Asahi Soft Drinks Co., Ltd.	137,500	1,936,916
	Bull Dog Sauce Co., Ltd.	37,000	414,953
	Calpis Co., Ltd.	213,000	1,945,412
	Cawachi, Ltd.	66,500	2,615,930
#	CFS Corp.	72,500	511,873
	Chuo Gyorui Co., Ltd.	93,000	269,439
	Coca-Cola Central Japan Co., Ltd.	248	2,191,334
	CVS Bay Area, Inc.	55,000	177,570
	DyDo Drinco, Inc.	43,300	1,692,268
	Echo Trading Co., Ltd.	11,000	136,729
	Ensuiko Sugar Refining Co., Ltd.	85,000	293,925
	Fancl Corp.	154,200	3,177,018
*	First Baking Co., Ltd.	98,000	189,006
	Fuji Oil Co., Ltd.	238,800	2,213,516

19

	Fujicco Co., Ltd.	93,600	1,210,359
# *	Fujiya Co., Ltd.	325,000	704,121
	Hagoromo Foods Corp.	41,000	422,192
	Harashin Co., Ltd.	42,000	577,009
# *	Hayashikane Sangyo Co., Ltd.	212,000	331,419
	Heiwado Co., Ltd.	158,000	3,503,653
# *	Hohsui Corp.	90,000	222,515
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	582,243
#	Hokuto Corp.	89,300	1,372,504
#	Inageya Co., Ltd.	141,000	1,092,540
	Itochu Shokuh Co., Ltd.	33,600	1,350,280
#	Itoham Foods, Inc.	539,000	2,069,907
	Izumiya Co., Ltd.	232,000	2,061,784
	J-Oil Mills, Inc.	447,000	2,612,880
	K.R.S. Corp.	30,700	496,625
# *	Kagome Co., Ltd.	244,900	3,206,380
	Kameda Seika Co., Ltd.	61,000	636,432
*	Kanebo, Ltd.	104,200	143,419
	Kasumi Co., Ltd.	152,000	1,024,095
	Katokichi Co., Ltd.	443,300	3,031,916
	Key Coffee, Inc.	56,400	780,591
#	Kibun Food Chemifa Co., Ltd.	73,000	1,572,260
	Kinki Coca-Cola Bottling Co., Ltd.	171,000	1,810,246
	Kirin Beverage Corp.	106,900	2,602,111
	Kirindo Co., Ltd.	17,500	240,421
#	Kyodo Shiryo Co., Ltd.	256,000	480,680
	Kyokuyo Co., Ltd.	291,000	746,661
#	Life Corp.	140,400	2,274,790
	Mandom Corp.	62,800	1,582,005
	Marudai Food Co., Ltd.	333,000	809,159
#	Maruetsu, Inc.	349,000	1,787,995
#	Maruha Group, Inc.	822,000	1,871,674
	Maruya Co., Ltd.	14,000	95,633
	Maxvalu Tohok Co., Ltd.	18,200	151,538
*	Maxvalu Tokai Co., Ltd.	26,000	510,280
	Meito Sangyo Co., Ltd.	63,300	1,301,495
	Mercian Corp.	380,000	1,175,191
	Mikuni Coca-Cola Bottling Co., Ltd.	137,000	1,473,594
	Milbon Co., Ltd.	32,040	1,246,756
	Ministop Co., Ltd.	75,400	1,790,510
#	Mitsui Sugar Co., Ltd.	386,850	1,725,542
#	Miyoshi Oil & Fat Co., Ltd.	202,000	468,530
	Morinaga & Co., Ltd.	740,000	2,011,895
	Morinaga Milk Industry Co., Ltd.	713,000	2,526,092
# *	Morishita Jinton Co., Ltd.	47,800	174,630
	Morozoff, Ltd.	84,000	272,625
	Myojo Foods Co., Ltd.	104,000	592,014
#	Nagatanien Co., Ltd.	96,000	760,170
#	Nakamuraya Co., Ltd.	152,000	951,776
#	Nichiro Corp.	419,000	946,933
	Nihon Chouzai Co., Ltd.	10,000	350,042
	Nihon Shokuh Kako Co., Ltd.	71,000	332,982
#	Niitaka Co., Ltd.	7,260	86,047
	Nippon Beet Sugar Manufacturing Co., Ltd.	411,000	1,183,764
	Nippon Flour Mills Co., Ltd.	477,000	2,293,815

20

	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	360,714
	Nippon Suisan Kaisha, Ltd.	723,000	3,298,649
	Nissin Sugar Manufacturing Co., Ltd.	122,000	433,271
	Nitto Flour Milling Co., Ltd.	90,000	336,449
#	Nosan Corp.	346,000	1,264,061
	Oenon Holdings, Inc.	159,000	622,761
#	Oie Sangyo Co., Ltd.	20,900	201,897
	Okuwa Co., Ltd.	123,000	1,779,686
#	Olympic Corp.	56,900	452,493
	Oriental Yeast Co., Ltd.	77,000	489,346
	Pietro Co., Ltd.	10,300	92,061
#	Pigeon Corp.	46,900	659,867
	Poplar Co., Ltd.	19,660	262,245
	Posful Corp.	58,800	282,260
*	Prima Meat Packers, Ltd.	601,000	924,223
	Q’Sai Co., Ltd.	81,600	949,805
	Riken Vitamin Co., Ltd.	64,400	1,625,047
	Rock Field Co., Ltd.	32,000	668,819
#	Ryoshoku, Ltd.	112,200	3,088,598
	S Foods, Inc.	77,500	724,299
#	Sakata Seed Corp.	132,300	1,849,053
#	Seijo Corp.	27,200	741,818
	Shikoku Coca-Cola Bottling Co., Ltd.	60,000	751,912
	Shoei Foods Corp.	35,000	233,432
	Showa Sangyo Co., Ltd.	487,000	1,452,311
# *	Snow Brand Milk Products Co., Ltd.	615,500	2,510,110
	Snow Brand Seed Co., Ltd.	30,000	153,696
#	Sogo Medical Co., Ltd.	16,500	353,972
	Sonton Food Industry Co., Ltd.	43,000	456,669
#	Sotetsu Rosen Co., Ltd.	70,000	321,155
	Starzen Corp.	212,000	592,591
#	Sugi Pharmacy Co., Ltd.	139,200	3,341,037
#	T.Hasegawa Co., Ltd.	107,400	1,674,418
#	Takara Holdings, Inc.	365,000	2,232,795
	The Nisshin Oillio Group, Ltd.	445,000	3,440,527
	Three F Co., Ltd.	17,700	150,082
	Tobu Store Co., Ltd.	165,000	480,841
	Toho Co., Ltd.	67,000	473,042
	Tokyu Store Chain Corp.	175,000	956,032
	Torigoe Co., Ltd.	63,000	519,737
*	Toyo Sugar Refining Co., Ltd.	105,000	187,341
*	Tsuruha Holdings, Inc.	46,400	1,998,709
	U.Store Co., Ltd.	63,600	505,234
#	Unicafe, Inc.	14,260	206,328
	Unicharm Petcare Corp.	41,000	1,591,929
#	Unimat Offisco Corp.	45,500	772,379
	Valor Co., Ltd.	138,400	3,010,229
#	Wakodo Co., Ltd.	12,200	466,440
#	Warabeya Nichiyo Co., Ltd.	41,360	585,436
#	Yaizu Suisankagaku Industry Co., Ltd.	33,400	434,172
#	Yaoko Co., Ltd.	51,300	1,222,570
#	Yomeishu Seizo Co., Ltd.	82,000	934,257
	Yonekyu Corp.	69,000	782,039
#	Yukiguni Maitake Co., Ltd.	77,180	332,458
Total Consumer Staples			143,680,128

21

Financials — (7.8%)
	Aichi Bank, Ltd.	26,400	3,167,103
	Akita Bank, Ltd.	543,000	3,095,607
	Aomori Bank, Ltd.	507,000	2,102,090
*	Azel Corp., Tokyo	132,000	357,757
#	Bank of Ikeda, Ltd.	40,600	2,080,017
	Bank of Iwate, Ltd.	20,900	1,448,972
	Bank of Okinawa, Ltd.	53,300	2,490,654
	Bank of Saga, Ltd.	475,000	1,961,342
*	Bank of the Ryukyus, Ltd.	80,780	2,203,091
#	Central Finance Co., Ltd.	266,000	2,485,981
	Century Leasing System, Inc.	136,000	2,287,850
*	Chiba Kogyo Bank, Ltd.	136,400	2,763,925
	Chukyo Bank, Ltd.	599,000	2,183,271
#	Cosmo Securities Co., Ltd.	1,099,000	2,978,598
	Credia Co., Ltd.	28,000	443,908
	Daibiru Corp.	288,000	3,303,313
	Daiko Clearing Services Corp.	41,000	961,427
	Daisan Bank, Ltd.	480,000	1,672,048
	Daiwa Kosho Lease Co., Ltd.	397,000	2,816,440
	Ehime Bank, Ltd.	410,000	1,438,658
	Eighteenth Bank, Ltd.	499,000	3,077,944
	Fukui Bank, Ltd.	674,000	2,628,428
	Fukushima Bank, Ltd.	523,000	1,044,223
	Fuyo General Lease Co., Ltd.	65,000	2,717,077
	Gro-BeLS Co., Ltd.	134,000	280,068
	Higashi-Nippon Bank, Ltd.	507,000	2,705,149
#	Hokuetsu Bank, Ltd.	641,000	1,998,700
	Ichiyoshi Securities Co., Ltd.	131,000	2,526,508
	Jaccs Co., Ltd.	174,000	1,725,217
	Kagawa Bank, Ltd.	205,350	1,305,028
# *	Kanto Tsukuba Bank, Ltd.	108,500	1,912,808
	Keihanshin Real Estate Co., Ltd.	117,000	1,059,660
	Kita-Nippon Bank, Ltd.	20,406	1,147,729
*	Kiyo Holdings, Inc.	953,000	2,663,866
	Kobayashi Yoko Co., Ltd.	24,800	384,116
#	Kosei Securities Co., Ltd.	226,000	574,121
# *	Kyushu-Shinwa Holdings, Inc.	910,000	2,164,826
#	Marusan Securities Co., Ltd.	197,000	3,196,856
	Meiwa Estate Co., Ltd.	70,300	1,272,209
	Michinoku Bank, Ltd.	425,000	2,004,036
	Minato Bank, Ltd.	906,000	3,263,755
	Mito Securities Co., Ltd.	219,000	1,942,532
	Mitsubishi UFJ Financial Group, Inc.	1	13,611
	Miyazaki Bank, Ltd.	386,000	2,003,789
# *	Momiji Holdings, Inc.	743	2,070,552
	Nagano Bank, Ltd.	230,000	922,345
#	Nisshin Fire & Marine Insurance Co., Ltd.	494,000	2,350,382
#	Odakyu Real Estate Co., Ltd.	120,000	614,783
	Oita Bank, Ltd.	386,000	3,069,635
	Osaka Securities Finance Co., Ltd.	54,000	377,128
	Pocket Card Co., Ltd.	82,000	949,584
	Ricoh Leasing Co., Ltd.	82,700	2,367,876
	Sankei Building Co., Ltd.	175,000	1,605,777

22

#	Sanyo Electric Credit Co., Ltd.	100,100	2,143,178
	Shikoku Bank, Ltd.	599,000	3,028,080
	Shimizu Bank, Ltd.	26,000	1,290,059
	Shinki Co., Ltd.	192,100	1,713,721
#	Shoei Co., Ltd.	31,680	990,505
	Suruga Corp.	28,600	1,890,467
#	Tachihi Enterprise Co., Ltd.	38,350	1,746,440
	Takagi Securities Co., Ltd.	156,000	1,146,474
	The Daito Bank, Ltd.	376,000	843,364
	TOC Co., Ltd.	373,950	2,344,733
	Tochigi Bank, Ltd.	314,000	2,449,040
	Toho Bank, Ltd.	612,000	3,322,583
	Toho Real Estate Co., Ltd.	152,000	1,233,305
	Tohoku Bank, Ltd.	194,000	560,408
	Tokushima Bank, Ltd.	186,200	1,517,127
	Tokyo Rakutenchi Co., Ltd.	173,000	905,421
#	Tokyo Theatres Co., Inc.	199,000	721,946
#	Tokyu Community Corp.	35,700	1,049,465
	Tokyu Livable, Inc.	41,300	2,635,200
	Tomato Bank, Ltd.	290,000	822,940
#	Tottori Bank, Ltd.	235,000	776,678
	Towa Bank, Ltd.	661,000	1,797,111
# *	Towa Real Estate Development Co., Ltd.	286,500	2,032,519
	Toyo Securities Co., Ltd.	245,000	1,815,123
	Yamagata Bank, Ltd.	485,000	2,789,677
	Yuraku Real Estate Co., Ltd.	146,000	1,003,517
Total Financials			142,751,451

Health Care — (3.1%)
	Aloka Co., Ltd.	74,000	711,079
	As One Corp.	47,380	1,203,621
	Create Medic Co., Ltd.	21,000	266,737
#	Eiken Chemical Co., Ltd.	59,000	646,143
*	FALCO biosystems, Ltd.	12,200	146,359
	Fuso Pharmaceutical Industries, Ltd.	234,000	789,278
	Hitachi Medical Corp.	100,000	1,207,307
	Hogy Medical Co., Ltd.	44,600	2,379,677
	Iwaki & Co., Ltd.	55,000	174,766
#	Japan Medical Dynamic Marketing, Inc.	44,900	371,178
#	Jeol, Ltd.	210,000	1,172,217
	JMS Co., Ltd.	92,000	352,523
#	Kaken Pharmaceutical Co., Ltd.	286,000	2,395,888
	Kawamoto Corp.	4,000	22,702
	Kawanishi Holdings, Ltd.	7,400	109,082
	Kawasumi Laboratories, Inc.	45,000	294,775
	Kissei Pharmaceutical Co., Ltd.	176,000	3,252,336
	KYORIN Co., Ltd.	203,000	2,457,732
	Miraca Holdings, Inc.	145,000	2,962,829
	Mochida Pharmaceutical Co., Ltd.	343,000	3,389,201
#	Nichii Gakkan Co.	95,200	2,208,122
	Nihon Kohden Corp.	125,000	2,187,766
#	Nikken Chemicals Co., Ltd.	171,000	507,043
# *	Nippon Chemiphar Co., Ltd.	102,000	805,081
	Nippon Shinyaku Co., Ltd.	183,000	1,582,787
	Nipro Corp.	171,000	2,629,652

23

	Nissui Pharmaceutical Co., Ltd.	51,000	418,139
#	Paramount Bed Co., Ltd.	87,300	2,032,302
	Rion Co., Ltd.	5,000	55,862
#	Rohto Pharmaceutical Co., Ltd.	298,000	3,263,568
	Seikagaku Corp.	147,500	1,611,597
#	SSP Co., Ltd.	338,000	2,624,741
	Teikoku Hormone Manufacturing Co., Ltd.	74,000	734,342
	Topcon Corp.	150,000	2,803,738
	Torii Pharmaceutical Co., Ltd.	74,900	1,562,273
#	Towa Pharmaceutical Co., Ltd.	41,900	930,913
# *	Toyama Chemicals Co., Ltd.	530,000	4,863,212
	Vital-Net, Inc.	98,800	633,764
	Wakamoto Pharmaceutical Co., Ltd.	77,000	310,748
#	Zeria Pharmaceutical Co., Ltd.	116,000	1,067,358
Total Health Care			57,138,438

Energy — (0.8%)
	AOC Holdings, Inc.	20,000	369,584
# *	Fuji Kosan Co., Ltd.	212,000	403,466
	Itochu Enex Co., Ltd.	250,000	1,762,957
	Japan Oil Transportation Co., Ltd.	79,000	269,150
	Kanto Natural Gas Development Co., Ltd.	146,000	1,221,835
#	Kyoei Tanker Co., Ltd.	92,000	320,476
	Mitsuuroko Co., Ltd.	172,000	1,190,994
#	Modec, Inc.	100,800	2,740,527
#	Nippon Gas Co., Ltd.	115,000	1,021,028
	Petrolub International Co., Ltd.	69,800	293,551
	Sala Corp.	98,000	506,236
	San-Ai Oil Co., Ltd.	191,000	889,278
	Shinko Plantech Co., Ltd.	115,000	810,960
	Sinanen Co., Ltd.	204,000	1,213,254
#	Toa Oil Co., Ltd.	319,000	615,234
#	Toyo Kanetsu KK	378,000	1,114,410
Total Energy			14,742,940

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	150,000	424,384
	Hokuriku Gas Co., Ltd.	94,000	331,436
	Okinawa Electric Power Co., Ltd.	44,010	2,643,591
	Saibu Gas Co., Ltd.	1,025,000	2,403,568
	Shizuokagas Co., Ltd.	207,000	1,428,071
#	Tokai Corp.	178,000	1,167,511
Total Utilities			8,398,561

Telecommunication Services — (0.1%)
	JSAT Corp.	820	2,201,529

Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	0
*	Fujii & Co., Ltd.	44,000	374
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	850
	Kirayaka Holdings, Inc.	98,000	318,063
*	Maruishi Holdings Co., Ltd.	214,000	1,818
*	New Real Property KK	43,900	0

24

*	Nichiboshin, Ltd.	1,190	1,011
*	Takarabune Corp.	26,000	0
Total Other			322,116

TOTAL COMMON STOCKS			1,429,936,106

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (22.2%)
Repurchase Agreement, Deutsche Bank Securities 4.60%, 04/03/06 (Collateralized by $17,262,000 U.S. Treasury Bill 4.805%+, 09/21/06, valued at $16,879,819) to be repurchased at $16,554,429	$16,548	16,548,086
Repurchase Agreement, Mizuho Securities USA 4.62%, 04/03/06 (Collateralized by $529,310,330 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 08/15/06 to 08/15/29, valued at $290,700,000) to be repurchased at $285,109,725	285,000	285,000,000
Repurchase Agreement, Morgan Stanley & Co. 4.40%, 04/03/06 (Collateralized by $316,855,000 U.S. STRIPS 6.125%, 11/15/27, valued at $107,100,159) to be repurchased at $105,038,500	105,000	105,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.60%, 04/03/06 (Collateralized by $2,413,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,301,399) to be repurchased at $2,267,869	2,267	2,267,000
TOTAL TEMPORARY CASH INVESTMENTS		408,815,086

TOTAL INVESTMENTS - (100.0%)
(Cost $1,546,023,394)##		$1,838,751,192

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2006

(Unaudited)

		Shares	Value††

AUSTRALIA — (39.9%)
COMMON STOCKS — (39.9%)
	A.I., Ltd.	129,195	$33,297
	A.P. Eagers, Ltd.	28,067	154,718
	AAV, Ltd.	256,027	194,288
#	ABB Grain, Ltd.	417,667	2,302,365
	ABC Learning Centres, Ltd.	22,584	134,679
*	Acclaim Exploration NL	435,905	15,291
*	Adacel Technologies, Ltd.	113,249	40,132
	ADCorp Australia, Ltd.	123,389	51,234
	Adelaide Bank, Ltd.	356,439	3,304,520
	Adelaide Brighton, Ltd.	1,594,863	2,991,424
	Adsteam Marine, Ltd.	901,447	1,387,497
	Adtrans Group, Ltd.	32,047	71,581
*	Agenix, Ltd.	333,983	47,820
*	AGT Biosciences, Ltd.	261,684	118,024
*	Ainsworth Game Technology, Ltd.	393,653	131,045
*	AJ Lucas Group, Ltd.	85,235	51,257
	Alesco Corp., Ltd.	229,087	1,587,556
*	Alkane Exploration, Ltd.	185,165	32,477
*	Allegiance Mining NL	702,073	125,654
*	Allied Medical, Ltd.	11,746	0
*	Altium, Ltd.	162,100	35,975
*	Amadeus Energy, Ltd.	601,908	448,143
	Amalgamated Holdings, Ltd.	335,951	1,096,716
	Amcom Telecommunications, Ltd.	596,711	57,670
*	Amity Oil NL	510,462	169,930
*	Amrad Corp., Ltd.	211,023	79,313
*	Anadis, Ltd.	136,900	34,302
	Ansell, Ltd.	19,924	165,458
*	Antaeus Energy, Ltd.	193,687	12,895
#	ARB Corporation, Ltd.	211,628	516,631
*	Arc Energy, Ltd.	723,341	823,367
	Ariadne Australia, Ltd.	286,001	102,374
	Aspen Group, Ltd.	4,354	4,161
*	Astron, Ltd.	72,300	186,335
	Atlas Group Holding, Ltd.	319,595	269,982
	Atlas Pacific, Ltd.	82,585	18,624
#	AuIron Energy, Ltd.	570,140	800,002
	Ausdrill, Ltd.	349,174	391,210
*	Ausmelt, Ltd.	36,118	11,765
#	Auspine, Ltd.	139,906	360,572
	Austal, Ltd.	586,250	1,019,864
*	Austar United Communications, Ltd.	4,130,450	3,770,170
	Austereo Group, Ltd.	1,238,710	1,418,871

1

	Austin Group, Ltd.	70,265	21,127
#	Australand Property Group	783,966	1,156,160
#	Australian Agricultural Co., Ltd.	811,034	981,249
*	Australian Magnesium Corp., Ltd.	16,619	2,796
	Australian Pharmaceutical Industries, Ltd.	837,037	1,372,251
#	Australian Pipeline Trust	914,035	2,833,375
# *	Australian Worldwide Exploration, Ltd.	1,396,517	2,569,406
	Auto Group, Ltd.	41,309	5,323
# *	Autron Corporation, Ltd.	989,247	84,984
#	AV Jennings Homes, Ltd.	665,018	640,338
	Avatar Industries, Ltd.	195,019	227,571
*	Avexa, Ltd.	67,761	13,825
*	Babcock & Brown Environmental Investments, Ltd.	244,164	435,246
# *	Ballarat Goldfields NL	3,791,668	1,248,652
#	Bank of Queensland, Ltd.	316,233	3,656,226
	Baxter Group, Ltd.	110,652	380,237
	BayCorp Advantage, Ltd.	738,488	1,718,225
#	Beach Petroleum, Ltd.	1,963,084	1,735,638
	Beaconsfield Gold NL	89,078	27,103
	Bendigo Bank, Ltd.	373,079	3,811,344
*	Bendigo Mining NL	1,388,104	2,245,866
*	Betcorp, Ltd.	27,362	109,696
*	Beyond International, Ltd.	61,256	26,312
# *	Biota Holdings, Ltd.	577,606	764,992
#	Blackmores, Ltd.	43,225	457,984
*	Blina Diamonds, Ltd. NL	15,073	7,554
	Bolnisi Gold NL	899,351	1,577,425
	Boom Logistics, Ltd.	453,500	1,574,608
*	Boulder Group NL	717,587	205,489
*	BQT Solutions, Ltd.	179,898	18,674
	Bradken, Ltd.	338,816	1,237,050
	Brazin, Ltd.	318,893	392,669
	Brickworks, Ltd.	24,266	225,837
*	Bridgestone Australia, Ltd.	66,100	141,963
	Broadcast Services Australia, Ltd.	343,927	68,941
*	Buka Mineral, Ltd.	210,323	48,935
	Cabcharge Australia, Ltd.	349,408	1,660,941
	Campbell Brothers, Ltd.	157,018	1,663,660
	Candle Australia, Ltd.	116,928	259,498
*	Cape Range Wireless, Ltd.	3,581,304	43,586
# *	Capral Aluminium, Ltd.	460,611	451,760
	Cardno, Ltd.	70,658	216,500
*	Carpenter Pacific Resources, Ltd.	507,471	308,804
	CDS Technologies, Ltd.	84,294	162,331
	Cedar Woods Properties, Ltd.	85,977	233,894
# *	Cellestis, Ltd.	295,681	886,933
*	Cellnet Telecommunications Group, Ltd.	91,100	72,393
*	Centamin Egypt, Ltd.	1,409,437	741,628
#	Centennial Coal, Ltd.	958,672	2,628,586
	Central Equity, Ltd.	183,928	313,385
*	Ch4 Gas, Ltd.	226,181	199,975
*	Charters Towers Gold Mines, Ltd.	1,137,142	142,464
*	Chemeq, Ltd.	166,742	53,717
	Chiquita Brands South Pacific, Ltd.	355,481	142,514
*	Circadian Technologies, Ltd.	64,591	49,709

2

#	City Pacific, Ltd.	154,481	352,792
*	Climax Mining, Ltd.	870,299	271,026
# *	Clough, Ltd.	1,236,465	385,056
*	Clover Corp., Ltd.	269,348	29,888
*	Cluff Resources Pacific NL	911,746	14,360
	CMI, Ltd.	81,810	84,631
*	CO2 Group, Ltd.	280,693	48,228
#	Coates Hire, Ltd.	811,516	3,514,842
	Codan, Ltd.	141,104	98,996
	Coffey International, Ltd.	234,504	540,579
	Collection House, Ltd.	224,054	144,361
	Colorado Group, Ltd.	307,273	926,104
#	Commander Communications, Ltd.	659,802	1,062,795
*	Compass Resources NL	188,000	296,097
#	Consolidated Minerals, Ltd.	709,634	1,336,114
	Consolidated Rutile, Ltd.	157,941	89,891
*	Coplex Resources NL	231,400	14,909
*	Copperco, Ltd.	1,750,000	33,826
#	Corporate Express Australia, Ltd.	584,701	2,511,530
	Count Financial, Ltd.	726,138	1,091,671
	Coventry Group, Ltd.	94,801	386,849
*	CPI, Ltd.	68,585	26,514
#	Crane Group, Ltd.	176,344	1,552,813
*	Croesus Mining NL	878,058	172,866
*	Cue Energy Resources, Ltd.	452,354	74,483
	Danks Holdings, Ltd.	10,425	59,855
#	DCA Group, Ltd.	509,294	1,338,098
	Devine, Ltd.	309,498	210,492
*	Dioro Exploration NL	297,142	13,189
*	Dominion Mining, Ltd.	277,017	262,770
# *	Dragon Mining NL	709,605	73,661
*	E.R.G., Ltd.	2,119,350	174,483
*	Echelon Resources, Ltd.	7,950	4,781
*	Emporer Mines, Ltd.	324,668	109,242
	Energy Developments, Ltd.	466,202	1,335,019
*	Energy World Corp., Ltd.	325,630	9,092
#	Envestra, Ltd.	2,561,222	2,191,132
*	Environmental Solutions International, Ltd.	13,473	8,343
	Equigold NL	551,108	579,972
#	Excel Coal, Ltd.	652,510	3,503,497
*	Falcon Minerals, Ltd.	240,897	48,288
	Fantastic Holdings, Ltd.	267,681	641,971
*	First Australian Resources, Ltd.	598,074	47,098
	FKP, Ltd.	615,954	2,301,824
#	Fleetwood Corp., Ltd.	153,752	745,183
#	Flight Centre, Ltd.	328,031	2,681,849
	Forest Enterprises Australia, Ltd.	770,767	331,076
*	Fortescue Metals Group, Ltd.	700,670	3,135,067
#	Funtastic, Ltd.	312,883	400,948
	Futuris Corp., Ltd.	2,141,827	3,465,342
	Gale Pacific, Ltd.	124,716	150,891
	GasNet Australia Group	467,500	846,751
	Gazal Corp., Ltd.	104,542	205,815
# *	Genetic Technologies, Ltd.	830,383	208,065
*	Geodynamics, Ltd.	316,333	371,400

3

*	Giants Reef Mining, Ltd.	41,182	25,060
*	Globe International, Ltd.	882,836	214,888
*	Gold Aura, Ltd.	41,097	1,912
*	Goldstream Mining NL	151,648	52,654
	Gowing Bros., Ltd.	79,311	169,769
# *	Gradipore, Ltd.	248,857	299,304
#	Graincorp, Ltd. Series A	97,210	765,521
	Grand Hotel Group	826,037	526,311
	GRD, Ltd.	626,956	956,027
#	Great Southern Plantations, Ltd.	980,062	2,841,593
	Green’s Foods, Ltd.	202,281	85,440
#	GUD Holdings, Ltd.	194,429	1,073,171
#	Gunns, Ltd.	1,060,588	2,505,613
*	Gutnick Resources NL	17,866	691
#	GWA International, Ltd.	898,750	2,058,933
*	Gympie Gold, Ltd.	20,163	0
*	Hardman Resources, Ltd.	2,150,509	3,325,434
#	Healthscope, Ltd.	757,641	2,115,346
*	Henry Walker Eltin Group, Ltd.	463,214	0
# *	Herald Resources, Ltd.	231,543	209,689
	HGL, Ltd.	91,978	129,719
#	Hills Industries, Ltd.	561,863	1,922,701
	Home Building Society, Ltd.	28,799	268,437
*	Horizon Oil, Ltd.	752,832	113,180
#	Housewares International, Ltd.	332,270	422,224
	HPAL, Ltd.	345,699	393,503
# *	Hutchison Telecommunications (Australia), Ltd.	1,803,251	329,192
	IBA Health, Ltd.	896,206	522,900
	IBT Education, Ltd.	469,994	736,868
*	ICSGlobal, Ltd.	155,693	34,553
#	iiNet, Ltd.	351,613	416,597
	Imdex, Ltd.	354,662	116,795
#	Incitec Pivot, Ltd.	166,771	2,280,380
*	Independence Group NL	316,060	484,213
*	Independent Practitioner Network, Ltd.	457,414	40,933
*	Indophil Resources NL	968,992	450,907
	Infomedia, Ltd.	1,030,425	457,363
	Institute of Drug Technology Australia, Ltd.	82,205	74,740
	Integrated Group, Ltd.	151,850	173,935
	Integrated Research, Ltd.	261,513	84,248
	Integrated Tree Cropping, Ltd.	201,252	167,129
*	Intellect Holdings, Ltd.	48,362	7,617
*	Intermoco, Ltd.	1,067,459	43,559
	International All Sports, Ltd.	58,815	20,211
#	Invocare, Ltd.	299,921	934,006
#	IOOF Holdings, Ltd.	204,405	1,167,744
	Iress Market Technology, Ltd.	353,700	1,235,686
	IWL, Ltd.	173,614	632,639
*	Ixla, Ltd.	89,921	1,481
#	JB Hi-Fi, Ltd.	337,351	1,159,249
#	Jones (David), Ltd.	1,428,049	2,862,559
#	Jubilee Mines NL	418,782	2,335,494
	Just Group, Ltd.	704,000	1,587,583
	K&S Corp., Ltd.	140,818	334,695
*	Kagara Zinc, Ltd.	620,961	1,560,360

4

*	Keycorp, Ltd.	156,412	131,011
*	Kids Campus, Ltd.	69,303	43,660
*	Kimberley Diamond Co. NL	296,906	386,851
*	Kings Minerals NL	516,989	70,322
#	Kingsgate Consolidated, Ltd.	275,983	1,272,394
	Kresta Holdings, Ltd.	231,002	39,690
*	Lakes Oil NL	5,026,217	71,966
	Lemarne Corp., Ltd.	20,790	47,032
*	Leyshon Resources, Ltd.	103,357	24,788
	Lighting Corp., Ltd.	180,200	77,403
*	Longreach Group, Ltd.	276,023	13,240
*	Lynas Corp., Ltd.	433,768	80,739
#	MacArthur Coal, Ltd.	599,304	2,303,959
	MacMahon Holdings, Ltd.	1,688,227	1,033,357
# *	Macmin Silver, Ltd.	1,166,171	371,514
*	Macquarie Corporate Telecommunications, Ltd.	35,019	18,803
	Magellan Petroleum Australia, Ltd.	32,760	37,407
*	Magnesium International, Ltd.	32,803	9,276
*	Maryborough Sugar Factory, Ltd.	600	5,477
*	Matrix Oil NL	284,505	17,516
	MaxiTRANS Industries, Ltd.	482,299	312,477
#	McGuigan Simeon Wines, Ltd.	389,785	912,486
	McPherson’s, Ltd.	190,693	241,636
*	Medica Holdings, Ltd.	31,587	19,560
	Melbourne IT, Ltd.	85,583	105,383
# *	Metabolic Pharmaceuticals, Ltd.	783,048	246,658
# *	Metal Storm, Ltd.	1,482,706	222,909
#	MFS, Ltd.	281,961	645,940
# *	Miller’s Retail, Ltd.	693,399	828,997
	Minara Resources, Ltd.	1,430,613	2,335,126
	Mincor Resources NL	623,883	332,746
#	Monadelphous Group, Ltd.	264,636	1,248,497
	Mortgage Choice, Ltd.	75,000	137,453
*	Mosaic Oil NL	1,420,299	193,191
*	Mount Gibson Iron, Ltd.	1,264,288	755,763
*	Multiemedia, Ltd.	4,822,552	34,525
*	MXL, Ltd.	932,804	64,108
	MYOB, Ltd.	1,162,166	848,636
	Namoi Cotton Cooperative, Ltd.	176,490	85,918
	National Can Industries, Ltd.	97,017	111,822
	National Hire Group, Ltd.	61,000	75,986
	New Hope Corp., Ltd.	2,187,859	2,177,146
*	Nexus Energy, Ltd.	734,642	381,300
*	Norwood Abbey, Ltd.	326,063	79,366
# *	Novogen, Ltd.	302,642	786,483
#	Nufarm, Ltd.	287,774	2,224,993
# *	Nylex, Ltd.	3,234,837	301,057
	Oakton, Ltd.	267,238	621,777
	Oamps, Ltd.	484,410	1,109,728
*	Occupational & Medical Innovations, Ltd.	31,208	18,544
# *	Oceana Gold, Ltd.	1,173,800	584,026
*	Orbital Engine Corp., Ltd.	537,358	38,085
	OrotonGroup, Ltd.	79,968	120,223
	Pacific Brands, Ltd.	1,700,466	2,909,506
	Pacific Group, Ltd.	445,036	637,204

5

# *	Paladin Resources, Ltd.	1,385,832	5,139,178
*	Palm Springs, Ltd.	278,505	4,187
# *	Pan Australian Resouces, Ltd.	2,468,213	477,089
*	Pan Pacific Petroleum NL	491,700	38,721
*	Panbio, Ltd.	58,078	12,058
	Paperlinx, Ltd.	1,465,430	3,955,121
*	Payce Consolidated, Ltd.	29,670	64,784
	Peet & Co., Ltd.	34,831	80,542
	Penfold Buscombe, Ltd.	85,065	91,347
*	People Telecom, Ltd.	535,431	37,565
# *	Peptech, Ltd.	521,900	511,872
	Perilya, Ltd.	605,915	1,067,088
# *	Perseverance Corp., Ltd.	1,857,717	478,779
*	Petra Diamonds, Ltd.	65,193	96,144
# *	Petsec Energy, Ltd.	392,429	660,210
*	Pharmaxis, Ltd.	508,476	931,888
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	54,747
*	PMP, Ltd.	863,573	1,026,267
*	Polartechnics, Ltd.	57,873	2,072
	Port Bouvard, Ltd.	108,200	160,343
*	Port Douglas Reef Resorts, Ltd.	251,655	0
*	PowerTel, Ltd. Series B	175,372	144,381
*	Prana Biotechnology, Ltd.	195,424	27,981
*	Precious Metals Australia, Ltd.	12,727	24,965
*	Preston Resources NL	64,000	687
	Primary Health Care, Ltd.	401,876	3,466,829
	Prime Television, Ltd.	334,381	849,813
*	Primelife Corp., Ltd.	275,967	227,200
*	Progen Industries, Ltd.	83,761	194,885
	Programmed Maintenance Service, Ltd.	231,214	597,551
# *	pSvida, Ltd.	1,254,136	673,378
#	Queensland Cotton Holdings, Ltd.	64,879	195,542
	Ramsay Health Care, Ltd.	425,740	3,047,879
	Raptis Group, Ltd.	12,000	7,560
	Rebel Sport, Ltd.	225,105	570,482
#	Redfire Resources NL	1,477,979	423,235
# *	Redflex Holdings, Ltd.	269,390	443,570
	Reece Australia, Ltd.	251,463	2,736,346
*	Reinsurance Australia Corp., Ltd.	399,993	124,565
#	Repco Corp., Ltd.	612,972	982,974
	Repcol, Ltd.	308,668	121,537
# *	Resolute Mining, Ltd.	743,023	787,258
*	Resonance Health, Ltd.	29,264	1,718
*	Resource Pacific Holdings, Ltd.	425,600	359,532
	Ridley Corp., Ltd.	919,490	868,909
	Roberts, Ltd.	105,344	182,507
*	Roc Oil Co., Ltd.	683,133	1,594,323
	Rock Building Society, Ltd.	25,092	84,069
	Ross Human Directions, Ltd.	133,779	49,802
	Rural Press, Ltd.	287,691	2,382,939
	S8, Ltd.	236,239	625,758
	SAI Global, Ltd.	361,383	822,713
*	Sally Malay Mining, Ltd.	528,032	359,118
#	Salmat, Ltd.	379,101	1,131,734

6

#	Schaffer Corp., Ltd.	33,766	111,196
	SDI, Ltd.	237,810	114,067
*	Sedimentary Holdings, Ltd.	577,321	99,193
#	Select Harvests, Ltd.	120,264	1,201,917
	Senetas Corp., Ltd.	1,498,690	611,561
	Servcorp, Ltd.	235,004	864,752
#	Seven Network, Ltd.	354,582	2,480,074
	SFE Corp., Ltd.	334,655	3,907,551
# *	Silex System, Ltd.	438,183	1,188,908
	Sims Group, Ltd.	297,018	3,725,377
# *	Sino Gold, Ltd.	473,481	1,437,215
*	Sirtex Medical, Ltd.	96,109	178,892
	Skilled Engineering, Ltd.	252,174	902,659
	Smorgon Steel Group, Ltd.	2,730,885	2,678,412
	SMS Management & Technology, Ltd.	198,746	385,586
#	Southern Cross Broadcasting (Australia), Ltd.	167,544	1,435,742
*	Southern Pacific Petroleum NL	698,740	0
#	SP Telecommunications, Ltd.	989,487	715,459
*	Sphere Investments, Ltd.	28,000	22,852
#	Spotless Group, Ltd.	678,428	2,457,580
*	St. Barbara Mines, Ltd.	2,018,548	794,795
*	Starpharma Holdings, Ltd.	258,219	92,430
	Straits Resources, Ltd.	531,666	1,297,916
*	Strategic Minerals Corp. NL	358,100	35,891
*	Strathfield Group, Ltd.	492,553	14,105
*	Striker Resources NL	2,366,474	74,543
#	STW Communications Group, Ltd.	581,443	1,415,270
*	Sundance Resources, Ltd.	1,104,542	53,771
#	Sunland Group, Ltd.	834,394	1,176,768
#	Super Cheap Auto Group, Ltd.	296,060	502,321
	Sydney Aquarium, Ltd.	49,135	226,884
*	Sydney Gas, Ltd.	661,636	165,783
	Symex Holdings, Ltd.	203,321	163,753
*	Taipan Resources NL	2,475,883	136,482
*	Tandou, Ltd.	3,410	3,149
# *	Tap Oil, Ltd.	461,403	769,644
#	Technology One, Ltd.	705,539	333,364
*	Tectonic Resources NL	259,183	33,399
*	Television & Media Services, Ltd.	80,023	52,705
#	Ten Network Holdings, Ltd.	1,297,816	2,722,288
	Thakral Holdings Group	1,971,494	1,037,376
#	Timbercorp, Ltd.	884,801	2,375,364
*	Titan Resources, Ltd.	595,172	31,530
*	Tooth & Co., Ltd.	153,000	6,134
	Total Communications Infrastructure, Ltd.	101,853	106,458
#	Transfield Services, Ltd.	522,175	2,867,245
*	Triako Resources, Ltd.	31,217	23,019
	Troy Resources NL	140,242	316,258
	Trust Company of Australia, Ltd.	75,179	575,882
*	Union Resources, Ltd.	1,290,000	66,493
	United Group, Ltd.	393,438	3,625,001
*	Unitract, Ltd.	147,406	17,412
*	Universal Resources, Ltd.	109,414	9,400
*	Unwired Group, Ltd.	515,389	143,897
	UXC, Ltd.	485,939	389,631

7

	VeCommerce, Ltd.	13,680	12,340
# *	Ventracor, Ltd.	502,158	300,179
*	Victoria Petroleum NL	3,680,492	71,141
	Villa World, Ltd.	229,021	249,214
*	Village Life, Ltd.	203,651	44,467
	Village Roadshow, Ltd.	591,536	957,068
#	Vision Group, Ltd.	199,771	626,412
	Vision Systems, Ltd.	527,843	721,758
*	Voicenet (Australia), Ltd.	495,284	6,028
	Volante Group, Ltd.	273,599	219,374
	Waterco, Ltd.	33,300	75,094
	Watpac, Ltd.	158,608	280,463
#	Wattyl, Ltd.	236,196	559,698
	Webster, Ltd.	122,278	64,779
*	Wedgetail Exploration NL	1,413,422	35,415
*	Western Areas NL	448,054	676,809
	WHK Group, Ltd.	244,584	992,806
	Wide Bay Capricorn Building Society, Ltd.	47,718	312,577
	Yates, Ltd.	60,281	2,244
TOTAL COMMON STOCKS			267,264,331

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Class A	290,423	422,066

RIGHTS/WARRANTS — (0.0%)
*	Beach Petroleum, Ltd. Options 09/30/06	196,308	33,026
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	5,397
*	Polartechnics, Ltd. Options 11/28/06	7,234	16
*	Ventracor, Ltd. Rights 04/04/06	83,692	2,397
TOTAL RIGHTS/WARRANTS			40,836

TOTAL — AUSTRALIA			267,727,233

HONG KONG — (26.3%)
COMMON STOCKS — (26.3%)
*	139 Holdings, Ltd.	620,000	9,189
	ABC Communications (Holdings), Ltd.	930,000	75,511
	Aeon Credit Service (Asia) Co., Ltd.	740,000	591,302
	ALCO Holdings, Ltd.	1,160,000	556,891
	Allan International Holdings, Ltd.	592,000	80,112
	Allied Group, Ltd.	583,200	1,048,522
	Allied Properties, Ltd.	1,020,600	907,592
*	Anex International Holdings, Ltd.	152,000	2,527
*	Applied International Holdings, Ltd.	1,243,000	71,288
*	APT Satellite Holdings, Ltd.	599,000	135,871
*	Artel Solutions Group Holdings, Ltd.	2,315,000	37,295
	Arts Optical International Holdings, Ltd.	468,000	138,727
*	Asia Aluminum Holdings, Ltd.	7,172,000	1,294,059
*	Asia Commercial Holdings, Ltd.	72,800	6,755
	Asia Financial Holdings, Ltd.	2,340,908	1,123,819
*	Asia Logistics Technologies, Ltd.	22,140	4,936
	Asia Satellite Telecommunications Holdings, Ltd.	459,500	835,008

8

	Asia Standard International Group, Ltd.	10,712,000	393,461
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	22,494
*	Asia Zirconium, Ltd.	80,000	7,011
	Associated International Hotels, Ltd.	898,000	786,993
	Automated Systems Holdings, Ltd.	340,000	81,066
*	B.A.L. Holdings, Ltd.	406	16
	Baltrans Holdings, Ltd.	594,000	359,807
*	Beijing Development (Hong Kong), Ltd.	166,000	21,180
*	Bestway International Holdings, Ltd.	10,688,000	315,441
#	Bossini International Holdings, Ltd.	3,107,500	276,341
	Bright International Group, Ltd.	710,000	52,158
#	Cafe de Coral Holdings, Ltd.	1,214,000	1,768,003
*	Capital Estate, Ltd.	2,360,000	75,127
*	Capital Prosper, Ltd.	480,000	5,691
	Capital Strategic Investment, Ltd.	30,500	6,289
*	Carico Holdings, Ltd.	2,948	64
	Cash Financial Services Group, Ltd.	427,018	17,611
*	Casil Telecommunications Holdings, Ltd.	1,420,000	76,864
*	Catic International Holdings, Ltd.	5,332,000	81,088
	CCT Telecom Holdings, Ltd.	1,030,970	158,117
	CEC International Holdings, Ltd.	220,279	4,173
*	Celestial Asia Securities Holdings, Ltd.	426,036	18,119
*	Central China Enterprises, Ltd.	210,400	19,524
#	Champion Technology Holdings, Ltd.	2,558,581	422,080
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	3,042,472
	Chen Hsong Holdings, Ltd.	1,302,000	805,449
	Cheuk Nang (Holdings), Ltd.	118,201	79,216
*	Cheung Tai Hong Holdings, Ltd.	100,920	6,503
	Chevalier International Holdings, Ltd.	601,482	631,780
	Chevalier Itech Holdings, Ltd.	355,250	69,135
*	China Aerospace International Holdings, Ltd.	3,384,000	226,788
*	China Bio-medical Group, Ltd.	415,000	8,023
*	China Digicontent Co., Ltd.	2,710,000	3,493
*	China Electronics Corp. Holdings Co., Ltd.	668,250	114,545
	China Everbright International, Ltd.	3,945,000	305,059
*	China Everbright Technology, Ltd.	3,244,000	119,155
# *	China Gas Holdings, Ltd.	6,754,000	1,305,684
*	China Green (Holdings), Ltd.	498,000	226,243
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	218,969
*	China Insurance International Holdings Co., Ltd.	2,996,000	1,563,805
*	China Investments Holdings, Ltd.	210,000	4,547
*	China Merchants Dichain (Asia), Ltd.	7,160,000	75,668
*	China Metal International Holdings, Ltd.	100,000	34,475
*	China Motion Telecom International, Ltd.	257,000	6,459
	China Motor Bus Co., Ltd.	74,000	576,996
*	China Nan Feng Group, Ltd.	28,800	390
#	China National Aviation Co., Ltd.	6,904,000	1,637,210
	China Online (Bermuda), Ltd.	296,240	64,905
*	China Oriental Group Co., Ltd.	3,390,000	733,998
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	3,348,000	573,882
*	China Power International Development, Ltd.	6,595,000	2,231,156
	China Rare Earth Holdings, Ltd.	1,180,000	255,492
	China Resources Land, Ltd.	3,280,000	2,451,815
	China Resources Logic, Ltd.	6,036,000	707,907
*	China Rich Holdings, Ltd.	676,000	14,985

9

*	China Sci-Tech Holdings, Ltd.	278,600	4,452
*	China Shineway Pharmaceutical Group, Ltd.	648,000	534,492
*	China Star Entertainment, Ltd.	440,292	19,010
*	China Strategic Holdings, Ltd.	1,368,500	176,372
	China Travel International Investment, Ltd.	1,900,000	482,398
*	Chinese People Gas Holdings Co., Ltd.	4,464,000	327,933
	Chinney Investments, Ltd.	1,144,000	120,900
	Chitaly Holdings, Ltd.	550,000	272,904
#	Chow Sang Sang Holdings International, Ltd.	1,235,680	505,633
#	Chuang’s China Investments, Ltd.	1,898,000	124,753
	Chuang’s Consortium International, Ltd.	2,694,884	239,649
	Chun Wo Holdings, Ltd.	1,671,917	168,072
	Chung Tai Printing Holdings, Ltd.	548,000	84,752
# *	CITIC 21CN Co., Ltd.	7,724,000	1,124,881
#	CITIC International Financial	1,800,000	806,145
*	CITIC Resources Holdings, Ltd.	9,938,000	1,562,589
	City e Solutions, Ltd.	186,000	21,575
*	City Telecom (H.K.), Ltd.	1,070,000	102,047
# *	Clear Media, Ltd.	1,035,000	1,200,518
*	Climax International Co., Ltd.	444,000	801
	CNPC (Hong Kong), Ltd.	6,430,000	2,237,487
*	CNT Group, Ltd.	3,078,000	44,430
	Coastal Greenland, Ltd.	2,440,000	261,008
#	COFCO International, Ltd.	4,150,000	2,393,465
*	Comba Telecom Systems Holdings, Ltd.	1,788,000	679,791
*	Compass Pacific Holdings, Ltd.	624,000	13,752
*	Computer & Technologies Holdings, Ltd.	432,000	57,346
	Continental Holdings, Ltd.	98,825	10,062
	Continental Mariner Investment Co., Ltd.	1,528,000	378,103
	COSCO International Holdings, Ltd.	2,573,600	497,529
	Coslight Technology International Group, Ltd.	626,000	221,867
	Cosmos Machinery Enterprises, Ltd.	1,126,400	52,261
*	Crocodile Garments, Ltd.	1,539,000	134,876
	Cross Harbour Tunnel Co., Ltd.	586,520	514,017
*	CSMC Technologies Corp.	980,000	49,889
*	Culturecom Holdings, Ltd.	6,381,000	122,535
*	Dah Hwa International Holdings, Ltd.	4,108,000	106,947
*	Dan Form Holdings Co., Ltd.	2,386,600	221,461
*	Daqing Petroleum & Chemical Group, Ltd.	2,695,000	163,246
	Dickson Concepts International, Ltd.	715,130	1,004,610
	Digital China Holdings, Ltd.	1,416,000	520,109
*	DVN Holdings, Ltd.	744,490	159,277
*	Dynamic Global Holdings, Ltd.	3,522,000	19,064
	Dynamic Holdings, Ltd.	384,000	143,521
	Eagle Nice (International) Holdings, Ltd.	70,000	23,682
	Easyknit International Holdings, Ltd.	282,860	4,557
*	Eforce Holdings, Ltd.	2,620,000	11,143
	Egana Jewelry & Pearls, Ltd.	331,789	65,424
#	Eganagoldfeil Holdings, Ltd.	3,001,235	1,025,019
#	Emperor Entertainment Hotel, Ltd.	2,100,000	866,074
	Emperor International Holdings, Ltd.	2,528,360	606,091
*	e-New Media Co., Ltd.	320,000	35,880
*	eSun Holdings, Ltd.	833,600	757,413
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	128,648
*	Ezcom Holdings, Ltd.	72,576	449

10

	Fairwood Holdings, Ltd.	224,600	180,915
#	Far East Consortium International, Ltd.	3,522,954	1,634,539
*	Far East Hotels & Entertainment, Ltd.	1,853,000	95,526
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,185
	First Natural Foods Holdings, Ltd.	1,270,000	122,758
	First Pacific Co., Ltd.	6,992,000	2,590,748
	First Sign International Holdings, Ltd.	1,424,000	44,046
#	Fong’s Industries Co., Ltd.	944,000	802,975
*	Forefront International Holdings, Ltd.	658,000	48,338
*	Fortuna International Holdings, Ltd.	934,400	4,335
*	Foundation Group, Ltd.	335,200	1,555
*	Founder Holdings, Ltd.	2,350,000	149,920
	Fountain Set Holdings, Ltd.	1,868,000	824,562
	Four Seas Frozen Food Holdings, Ltd.	347,184	41,613
	Four Seas Mercantile Holdings, Ltd.	592,000	221,261
# *	Fu Ji Food & Catering Services Holdings, Ltd.	858,000	1,769,266
*	Fujian Holdings, Ltd.	237,800	5,547
	Fujikon Industrial Holdings, Ltd.	710,000	170,199
*	Fushan Holdings, Ltd.	3,676,000	469,026
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	42,681
	Giordano International, Ltd.	3,752,000	2,079,300
	Global Bio-Chem Technology Group Co., Ltd.	400,000	210,075
	Global China Group Holdings, Ltd.	3,684,000	289,625
	Global Green Tech Group, Ltd.	1,782,000	188,325
*	Global Tech (Holdings), Ltd.	5,612,000	36,164
	Glorious Sun Enterprises, Ltd.	2,360,000	1,201,420
	Gold Peak Industries (Holdings), Ltd.	1,059,250	166,550
*	Goldbond Group Holdings, Ltd.	2,609,500	59,191
#	Golden Meditech Company, Ltd.	1,500,119	454,338
*	Golden Resorts Group, Ltd.	2,698,000	691,960
	Golden Resources Development International, Ltd.	1,456,500	62,884
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	218,689
*	Golik Holdings, Ltd.	930,500	41,973
*	Good Fellow Group, Ltd.	3,488,000	111,934
	Grande Holdings, Ltd.	562,000	423,719
*	Great Wall Cybertech, Ltd.	15,795,170	20,357
	Group Sense (International), Ltd.	2,448,000	205,074
	Guangdong Brewery Holdings, Ltd.	3,180,000	1,372,960
*	Guangnan Holdings, Ltd.	1,779,600	369,262
	Guangzhou Investment Co., Ltd.	15,476,000	3,051,659
*	Guo Xin Group, Ltd.	3,640,000	14,074
	Guorun Holdings, Ltd.	3,570,000	354,278
	GZI Transport, Ltd.	2,558,000	1,104,412
	Hang Fung Gold Technology, Ltd.	1,430,482	188,048
	Hang Ten Group Holdings, Ltd.	1,705,850	228,644
	Hanny Holdings, Ltd.	396,018	247,538
*	Hansom Eastern (Holdings), Ltd.	173,661	4,790
	Harbour Centre Development, Ltd.	562,000	937,976
	Harbour Ring International Holdings, Ltd.	14,848,000	1,377,800
*	Hen Fung Holdings, Ltd.	1,914,000	46,622
	Heng Tai Consumables Group, Ltd.	1,420,000	186,670
	Hengan International Group Co., Ltd.	990,000	1,569,373
	High Fashion International, Ltd.	268,000	56,991
	HKR International, Ltd.	3,010,336	1,561,589

11

	Hon Kwok Land Investment Co., Ltd	662,535	211,334
	Hong Kong Catering Management, Ltd.	512,000	86,442
*	Hong Kong Construction Holdings, Ltd.	3,063,000	375,022
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	975,230
*	Hong Kong Parkview Group, Ltd.	1,130,000	40,778
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,855
	Hongkong Chinese, Ltd.	2,662,000	367,094
*	Hop Hing Holdings, Ltd.	660,265	23,827
	Hsin Chong Construction Group, Ltd.	1,569,658	111,264
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	888,000	132,757
*	Huabao International Holdings, Ltd.	19,300	4,850
	Huafeng Textile International Group, Ltd.	428,400	20,705
*	Hualing Holdings, Ltd.	6,480,000	130,282
	Hung Hing Printing Group, Ltd.	1,207,275	766,299
*	Hycomm Wireless, Ltd.	4,709,000	35,200
	I-Cable Communications, Ltd.	4,172,000	940,954
*	I-China Holdings, Ltd.	375,756	7,991
	IDT International, Ltd.	4,248,486	372,331
*	Imagi International Holdings, Ltd.	167,400	209,273
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	74,686
*	Integrated Distribution Services Group, Ltd.	285,000	363,635
*	Interchina Holdings Co., Ltd.	8,130,000	45,055
	International Bank of Asia, Ltd.	2,154,000	818,943
*	Inworld Group, Ltd.	3,054	4
*	IPE Group, Ltd.	800,000	196,929
	ITC Corp., Ltd.	2,103,460	208,742
	JCG Holdings, Ltd.	1,380,000	1,173,840
	Jinhui Holdings Co., Ltd.	930,000	165,405
	Joyce Boutique Holdings, Ltd.	1,530,000	92,678
*	Junefield Department Store Group, Ltd.	256,000	2,837
#	K Wah International Holdings, Ltd.	5,500,364	1,772,219
*	Kader Holdings Co., Ltd.	545,600	25,314
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	49,529
*	Kantone Holdings, Ltd.	5,370,000	380,647
	Karrie International Holdings, Ltd.	832,000	316,323
	Keck Seng Investments (Hong Kong), Ltd.	858,600	284,940
	Kee-Shing Holdings Co., Ltd.	886,000	100,485
	Kin Yat Holdings, Ltd.	586,000	77,789
	King Fook Holdings, Ltd.	1,000,000	52,841
*	King Pacific International Holdings, Ltd.	1,404,200	22,079
	Kingdee International Software Group Co., Ltd.	638,000	201,452
	Kingmaker Footwear Holdings, Ltd.	1,100,955	150,405
*	Kong Sun Holdings, Ltd.	2,198,000	7,082
#	Kowloon Development Co., Ltd.	1,240,000	2,141,472
*	KPI Co., Ltd.	396,000	7,400
	KTP Holdings, Ltd.	560,400	40,446
	Kwoon Chung Bus Holdings, Ltd.	556,000	81,689
*	Lai Sun Development Co., Ltd.	26,603,000	1,354,296
*	Lai Sun Garment (International), Ltd.	2,325,000	248,706
	Lam Soon (Hong Kong), Ltd.	302,310	208,445
	Le Saunda Holdings, Ltd.	236,000	22,812
*	Leadership Publishing Group, Ltd.	250,511	484
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,977
	Lee & Man Holdings, Ltd.	756,000	104,254
# *	Lee & Man Paper Manufacturing, Ltd.	992,000	1,336,023

12

	Lerado Group (Holding) Co., Ltd.	1,048,000	66,858
*	Li Ning Co., Ltd.	2,302,000	2,210,281
*	LifeTec Group, Ltd.	3,969,000	50,129
	Lippo, Ltd.	1,074,760	349,751
#	Liu Chong Hing Bank, Ltd.	1,026,000	2,201,646
	Liu Chong Hing Investment, Ltd.	749,200	878,668
*	Luen Thai Holdings, Ltd.	1,173,000	393,059
	Luk Fook Holdings (International), Ltd.	926,000	155,146
	Luks Industrial Group, Ltd.	645,555	113,983
	Lung Kee (Bermuda) Holdings, Ltd.	1,325,875	991,098
*	Macau Success, Ltd.	4,120,000	499,127
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	28,046
*	Mae Holdings, Ltd.	11,100	622
	Magnificent Estates, Ltd.	8,368,000	229,714
*	Magnum International Holdings, Ltd.	300,000	4,833
	Mainland Headwear Holdings, Ltd.	546,000	177,681
*	Man Yue International Holdings, Ltd.	590,000	174,890
*	Mansion House Group, Ltd.	1,820,000	20,407
	Matrix Holdings, Ltd.	906,000	225,357
	Matsunichi Communications Holdings, Ltd.	966,000	196,707
*	Mei Ah Entertainment Group, Ltd.	1,142,000	75,062
	Melbourne Enterprises, Ltd.	45,500	215,797
	Midas International Holdings, Ltd.	774,000	54,864
#	Midland Realty (Holding), Ltd.	1,810,000	1,014,737
*	Min Xin Holdings, Ltd.	921,200	212,517
	Miramar Hotel & Investment Co., Ltd.	741,000	1,036,177
*	Morning Star Resources, Ltd.	1,845,000	15,932
*	Moulin International Holdings, Ltd.	699,274	455,119
	Multi-Asia International Holdings, Ltd.	2,180,920	202,376
	Nanyang Holdings, Ltd.	137,500	193,159
	National Electronics Holdings, Ltd.	2,156,000	66,688
	Natural Beauty Bio-Technology, Ltd.	2,480,000	255,698
	Neo-China Group (Holdings), Ltd.	4,080,000	562,639
*	New Island Printing Holdings, Ltd.	176,000	10,434
*	New World Cyberbase, Ltd.	217,884	10,530
	Newocean Green Energy Holdings, Ltd.	513,120	48,276
	Next Media, Ltd.	3,516,000	1,993,827
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	245,259
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	12,165
# *	Norstar Founders Group, Ltd.	1,300,000	619,913
# *	Onfem Holdings, Ltd.	1,266,000	86,476
	Orient Power Holdings, Ltd.	804,000	23,833
*	Oriental Metals, Ltd.	3,943,780	1,346,928
#	Oriental Press Group, Ltd.	5,418,000	1,124,219
	Oriental Watch Holdings, Ltd.	398,000	85,661
#	Pacific Andes International Holdings, Ltd.	2,078,000	498,132
	Pacific Basin Shipping, Ltd.	3,050,000	1,405,276
	Pacific Century Insurance Holdings, Ltd.	1,272,000	602,463
#	Pacific Century Premium Developments, Ltd.	5,485,000	1,749,596
*	Pacific Plywood Holdings, Ltd.	4,430,000	21,696
#	Paul Y. ITC Construction Holdings, Ltd.	3,065,839	1,066,839
#	Peace Mark Holdings, Ltd.	2,138,022	902,421
*	Pegasus International Holdings, Ltd.	226,000	30,583
	Perfectech International Holdings, Ltd.	571,450	38,297
	Pico Far East Holdings, Ltd.	2,380,000	591,998

13

	Playmates Holdings, Ltd.	3,969,000	496,179
	Pokfulam Development Co., Ltd.	234,000	138,727
*	Pokphand (C.P.) Co., Ltd.	5,970,000	369,319
*	Poly Investments Holdings, Ltd.	2,670,000	42,326
*	Ports Design, Ltd.	1,146,500	1,684,476
	Prime Success International Group, Ltd.	4,008,000	2,686,067
	Proview International Holdings, Ltd.	1,240,000	263,689
*	Qin Jia Yuan Media Services Co., Ltd.	845,000	220,530
# *	QPL International Holdings, Ltd.	1,608,000	180,298
	Quality Healthcare Asia, Ltd.	133,800	47,421
	Raymond Industrial, Ltd.	675,400	245,904
	Regal Hotels International Holdings, Ltd.	19,524,000	1,560,078
*	Rexcapital International Holdings, Ltd.	1,272,905	109,915
*	Riche Multi-Media Holdings, Ltd.	7,060,000	217,465
*	Rivera Holdings, Ltd.	3,620,000	128,300
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,397,000	1,440,364
	Roadshow Holdings, Ltd.	1,456,000	138,861
	S.A.S.Dragon Holdings, Ltd.	1,696,000	163,935
#	Sa Sa International Holdings, Ltd.	2,798,000	1,009,698
	Safety Godown Co., Ltd.	408,000	176,153
	Saint Honore Holdings, Ltd.	128,000	32,333
	San Miguel Brewery Hong Kong, Ltd.	612,800	132,683
	SCMP Group, Ltd.	3,754,000	1,342,589
	Sea Holdings, Ltd.	832,000	453,039
*	Seapower Resources International, Ltd.	13,351,680	232,303
	SEEC Media Group, Ltd.	2,550,000	123,242
*	Shanghai Allied Cement, Ltd.	1,152,080	37,862
*	Shanghai Century Holdings, Ltd.	7,142,000	312,957
*	Shanghai Ming Yuan Holdings, Ltd.	5,900,000	509,463
#	Shanghai Real Estates, Ltd.	3,198,000	750,129
	Shaw Brothers Hong Kong, Ltd.	134,000	169,245
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	302,419
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	84,104
#	Shenzhen International Holdings, Ltd.	25,950,000	1,170,553
	Shougang Concord Century Holdings, Ltd.	2,054,000	150,890
*	Shougang Concord Grand (Group), Ltd.	1,701,000	101,940
# *	Shougang Concord International Enterprises Co., Ltd.	10,798,000	890,654
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	139,490
	Shui On Construction & Materials, Ltd.	624,000	1,487,792
*	Shun Ho Resources Holdings, Ltd.	483,000	41,084
	Shun Ho Technology Holdings, Ltd.	1,037,452	86,909
	Silver Grant International Industries, Ltd.	3,849,000	1,240,149
*	Sincere Co., Ltd.	505,500	27,037
#	Singamas Container Holdings, Ltd.	1,358,000	971,356
	Sino Biopharmaceutical, Ltd.	3,868,000	887,345
*	Sino Gas Group, Ltd.	1,417,600	111,447
	Sino Golf Holdings, Ltd.	438,000	38,950
*	Sino Prosper Holdings, Ltd.	1,540,000	269,926
*	Sinocan Holdings, Ltd.	350,000	1,759
*	Sinochem Hong Kong Holdings, Ltd.	1,148,800	355,338
*	Sinocom Software Group, Ltd.	564,000	494,281
*	Sino-I.com, Ltd.	44,833,158	624,035
	Sinolink Worldwide Holdings, Ltd.	6,137,600	2,274,167
	Sinopec Kantons Holdings, Ltd.	2,292,000	694,174

14

*	Skyfame Realty Holdings, Ltd.	160,000	23,095
	Skynet (International Group) Holdings, Ltd.	57,121	6,699
	SNP Leefung Holdings, Ltd.	180,000	28,998
*	Softbank Investment International (Strategic), Ltd.	7,398,000	65,788
*	Solartech International Holdings, Ltd.	49,600	4,027
	South China Brokerage Co., Ltd.	4,872,000	63,418
	South China Industries, Ltd.	1,124,000	108,646
*	South Sea Holdings Co., Ltd.	127,622,743	1,102,018
	Southeast Asia Properties & Finance, Ltd.	263,538	35,663
	Starlight International Holdings, Ltd.	1,548,792	231,546
	Starlite Holdings, Ltd.	694,000	53,666
	Stelux Holdings International, Ltd.	1,307,702	111,234
*	Styland Holdings, Ltd.	101,808	289
*	Sun Fook Kong Holdings, Ltd.	386,000	11,094
	Sun Hing Vision Group Holdings, Ltd.	358,000	108,427
	Sun Hung Kai & Co., Ltd.	2,412,600	1,375,892
*	Sun Innovation Holdings, Ltd.	14,203	7,780
	Sunway International Holdings, Ltd.	866,000	36,273
*	Suwa International Holdings, Ltd.	1,062,000	95,809
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	83,871
	Symphony Holdings, Ltd.	3,717,000	574,857
	Tack Fat Group International, Ltd.	3,232,000	387,383
	Tack Hsin Holdings, Ltd.	542,000	17,813
	Tai Cheung Holdings, Ltd.	1,349,000	764,981
	Tai Fook Securities Group, Ltd.	590,000	78,320
	Tai Sang Land Development, Ltd.	576,984	215,649
	Tak Shun Technology Group, Ltd.	2,088,000	58,933
	Tak Sing Alliance Holdings, Ltd.	2,909,865	165,010
#	Tan Chong International, Ltd.	1,212,000	273,355
	TCC International Holdings, Ltd.	1,124,000	179,628
*	TCL Communication Technology Holdings, Ltd.	500,000	20,299
#	TCL International Holdings, Ltd.	8,684,000	1,354,226
*	Technology Venture Holdings, Ltd.	586,000	11,178
*	Termbray Industries International (Holdings), Ltd.	2,304,900	157,440
	Tern Properties Co., Ltd.	61,200	20,113
	Texwinca Holdings, Ltd.	2,750,000	2,108,801
*	The Sun’s Group, Ltd.	17,004,000	21,915
*	Tian An China Investments Co., Ltd.	1,869,275	1,276,835
	Tian Teck Land, Ltd.	1,098,000	371,465
	Tianjin Development Holdings, Ltd.	2,090,000	1,535,349
*	Tidetime Sun (Group), Ltd.	196,280	4,477
#	Titan Petrochemicals Group, Ltd.	10,420,000	926,622
*	Tomorrow International Holdings, Ltd.	165,000	10,845
	Tongda Group Holdings, Ltd.	2,780,000	84,197
	Tonic Industries Holdings, Ltd.	1,380,000	28,457
	Top Form International, Ltd.	2,354,000	540,023
	Topsearch International (Holdings), Ltd.	234,000	28,047
	Tristate Holdings, Ltd.	138,000	56,024
	Truly International Holdings, Ltd.	994,000	1,281,068
	Tungtex (Holdings) Co., Ltd.	788,000	200,068
*	Tysan Holdings, Ltd.	1,040,773	52,983
*	U-Cyber Technology Holdings, Ltd.	432,800	13,945
*	United Power Investment, Ltd.	3,328,000	171,565
*	Universal Holdings Ltd	12,220,000	129,143
*	Universe International Holdings, Ltd.	573,339	3,990

15

	U-Right International Holdings, Ltd.	4,746,000	149,246
	USI Holdings, Ltd.	928,999	383,134
	Van Shung Chong Holdings, Ltd.	359,335	38,901
#	Varitronix International, Ltd.	740,293	500,897
	Veeko International Holdings, Ltd.	1,420,000	43,922
	Victory City International Holdings, Ltd.	905,808	326,874
*	Vision Grande Groupe Holdings, Ltd.	484,000	536,451
	Vital Biotech Holdings, Ltd.	470,000	10,237
	Vitasoy International Holdings, Ltd.	2,291,000	826,740
	Vtech Holdings, Ltd.	573,000	2,592,075
	Wah Ha Realty Co., Ltd.	278,600	52,423
*	Wah Nam International Holdings, Ltd.	38,696	673
	Wai Kee Holdings, Ltd.	1,415,738	387,728
	Wang On Group, Ltd.	57,476	20,371
*	Warderly International Holdings, Ltd.	520,000	48,253
	Wellnet Holdings, Ltd.	2,059,200	153,926
*	Winfoong International, Ltd.	1,210,000	81,091
	Wing On Co. International, Ltd.	674,000	1,064,099
*	Wing Shan International, Ltd.	896,000	32,333
	Wisdom Venture Holdings, Ltd.	5,402,000	327,219
	Wong’s International (Holdings), Ltd.	737,641	59,892
*	Wonson International Holdings, Ltd.	202,000	3,879
	World Houseware (Holdings), Ltd.	605,700	16,393
	Y. T. Realty Group, Ltd.	965,000	212,671
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	107,264
*	Yanion International Holdings, Ltd.	488,000	35,220
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	37,164
	YGM Trading, Ltd.	233,000	262,754
	Yip’s Chemical Holdings, Ltd.	674,000	208,476
	Yugang International, Ltd.	11,916,000	259,539
*	Yunnan Enterprises Holdings, Ltd.	240,000	11,290
*	Zhu Kuan Development Co., Ltd.	646,000	74,098
TOTAL COMMON STOCKS			176,017,311

RIGHTS/WARRANTS — (0.0%)
# *	Champion Technology Holdings, Ltd. Warrants 02/27/07	412,035	12,426
*	China Credit Holdings Warrants 07/31/06	191,400	740
*	Chuang’s China Investments, Ltd. Rights 04/13/06	474,500	5,932
*	Easyknit International Holdings, Ltd. Rights 04/13/06	141,430	91
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	3,271
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,928
*	Heng Tai Consumables Group, Ltd. Rights 04/12/06	568,000	19,765
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	1,362
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	1,138
TOTAL RIGHTS/WARRANTS			46,653

TOTAL — HONG KONG			176,063,964

SINGAPORE — (10.6%)
COMMON STOCKS — (10.6%)
*	Acma, Ltd.	3,040,700	84,681
	Airocean Group, Ltd.	1,649,000	132,667

16

*	Alliance Technology & Development, Ltd.	156,000	10,137
	Amtek Engineering, Ltd.	1,599,250	539,401
	Apollo Enterprises, Ltd.	193,000	89,581
	Armstrong Industrial Corp.	1,460,000	158,121
*	ASA Group Holdings, Ltd.	586,000	48,959
	Ascott Group, Ltd.	1,807,250	1,263,850
	Aussino Group, Ltd.	967,000	221,425
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	294,783
#	Beyonics Technology, Ltd.	1,945,800	481,678
	Bonvests Holdings, Ltd.	825,000	497,803
#	Brilliant Manufacturing, Ltd.	1,855,000	367,361
*	Broadway Industrial Group, Ltd.	461,000	166,900
#	Bukit Sembawang Estates, Ltd.	107,001	973,429
	CH Offshore, Ltd.	823,200	206,329
*	Chemical Industries (Far East), Ltd.	105,910	41,457
	China Merchants Holdings Pacific, Ltd.	652,000	347,012
	Chip Eng Seng Corp., Ltd.	1,775,000	208,714
	Chosen Holdings, Ltd.	1,284,000	143,033
	Chuan Hup Holdings, Ltd.	4,385,000	949,810
	Chuan Soon Huat Industrial Group, Ltd.	614,000	108,296
	CIH, Ltd.	506,699	714,963
*	CK Tang, Ltd.	614,000	199,492
*	Compact Metal Industries, Ltd.	643,000	5,969
*	Cougar Logistics Corp.	482,500	91,074
	Courts Singapore, Ltd.	495,000	206,780
*	CSC Holdings, Ltd.	672,000	31,191
	CSE Global, Ltd.	1,262,000	671,671
	CWT Distribution, Ltd.	461,500	319,881
*	Eagle Brand Holdings, Ltd.	5,158,000	191,528
	Eastern Asia Technology, Ltd.	1,844,260	125,549
*	Eastgate Technology, Ltd.	870,000	32,305
*	Econ International, Ltd.	2,267,000	14,030
	ECS Holdings, Ltd.	1,375,000	302,086
	Eng Wah Organisation, Ltd.	265,000	48,380
	Engro Corp., Ltd.	236,000	135,829
*	Firstlink Investments Corp., Ltd.	995,000	40,025
	Freight Links Express Holdings, Ltd.	3,368,000	125,061
	Frontline Technologies Corp., Ltd.	3,170,000	245,227
#	Fu Yu Manufacturing, Ltd.	2,273,750	668,398
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,535
	G & W Group Holdings, Ltd.	252,314	30,449
	GB Holdings, Ltd.	200,000	110,159
	Ges International, Ltd.	2,909,000	1,800,291
	GK Goh Holdings, Ltd.	1,494,000	896,853
	Goodpack, Ltd.	1,592,000	1,842,399
	GP Industries, Ltd.	1,516,000	680,199
	Guocoland, Ltd.	1,215,000	1,909,893
	Hiap Moh Corp., Ltd.	34,874	7,554
	Ho Bee Investment, Ltd.	761,000	470,960
	Hong Fok Corp., Ltd.	1,796,000	655,779
#	Hong Leong Asia, Ltd.	1,048,000	966,377
*	Horizon Education & Technologies, Ltd.	2,054,000	222,453
	Hotel Grand Central, Ltd.	968,395	419,517
	Hotel Plaza, Ltd.	1,189,000	1,000,736
	Hotel Properties, Ltd.	1,675,000	1,948,819

17

	Hour Glass, Ltd.	298,000	143,850
	HTL International Holdings, Ltd.	1,471,875	1,475,655
	Huan Hsin Holdings, Ltd.	1,138,400	394,532
	Hup Seng Huat, Ltd.	1,080,240	203,901
	Hwa Hong Corp., Ltd.	2,488,000	1,031,630
	IDT Holdings, Ltd.	718,000	393,248
*	Inno-Pacific Holdings, Ltd.	680,000	8,417
	Innovalues Precision, Ltd.	520,000	233,314
	International Factors (Singapore), Ltd.	290,000	154,346
*	Internet Technology Group, Ltd.	874,408	13,529
*	Interra Resources, Ltd.	37,086	5,853
*	Intraco, Ltd.	292,500	72,408
	Isetan (Singapore), Ltd.	122,500	377,541
	Jaya Holdings, Ltd.	2,733,000	2,215,694
	JK Yaming International, Ltd.	907,000	199,267
	Jurong Cement, Ltd.	132,500	63,960
	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,431,816
*	K1 Ventures, Ltd.	5,340,500	1,404,655
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,948,659
	Khong Guan Flour Milling, Ltd.	19,000	21,400
	Kian Ann Engineering, Ltd.	868,000	107,436
	Kian Ho Bearings, Ltd.	521,000	58,038
*	Koh Brothers, Ltd.	1,494,000	101,705
*	L & M Group Investments, Ltd.	7,107,100	21,992
	Labroy Marine, Ltd.	3,343,000	3,124,009
*	LanTroVision (S), Ltd.	1,117,500	31,121
*	LC Development, Ltd.	2,041,254	202,123
	Lee Kim Tah Holdings, Ltd.	1,600,000	356,469
*	Leong Hin Holdings, Ltd.	657,500	201,419
*	Liang Huat Aluminium, Ltd.	2,954,000	9,141
	Lion Asiapac, Ltd.	473,000	51,227
	Low Keng Huat Singapore, Ltd.	372,000	215,255
	Lum Chang Holdings, Ltd.	1,134,030	171,945
	Magnecomp International, Ltd.	931,000	835,443
	Manufacturing Integration Technology, Ltd.	588,000	70,960
*	Mediaring.Com, Ltd.	3,410,000	759,724
	Metro Holdings, Ltd.	2,256,960	1,375,812
	MMI Holdings, Ltd.	1,994,000	937,859
	Multi-Chem, Ltd.	1,263,000	187,592
	Nera Telecommunications, Ltd.	1,450,000	412,786
	New Toyo International Holdings, Ltd.	1,043,000	280,784
	Norelco Centreline Holdings, Ltd.	941,000	262,060
*	Orchard Parade Holdings, Ltd.	1,084,022	533,340
#	Osim International, Ltd.	1,638,000	1,976,730
	Ossia International, Ltd.	728,332	72,119
	Pan-United Corp., Ltd.	2,193,000	936,454
	Pan-United Marine, Ltd.	1,096,500	478,406
	PCI, Ltd.	734,000	243,024
	Pertama Holdings, Ltd.	459,750	108,120
	Popular Holdings, Ltd.	1,813,000	465,634
	PSC Corp., Ltd.	5,723,200	354,191
	Qian Hu Corp., Ltd.	408,200	73,260
	Robinson & Co., Ltd.	284,832	1,154,593
	Rotary Engineering, Ltd.	1,624,000	527,648
	San Teh, Ltd.	838,406	171,225

18

	SBS Transit, Ltd.	1,011,000	1,451,570
	Sea View Hotel, Ltd.	66,000	3,190
*	Seatown Corp., Ltd.	101,000	1,875
	Sembawang Kimtrans, Ltd.	1,618,750	561,005
	Sin Soon Huat, Ltd.	1,307,000	202,216
	Sing Investments & Finance, Ltd.	141,750	136,851
	Singapore Food Industries, Ltd.	1,707,000	1,214,871
#	Singapore Reinsurance Corp., Ltd	1,540,935	314,700
	Singapore Shipping Corp., Ltd.	1,930,000	543,460
	Singapura Finance, Ltd.	139,250	150,811
	SMB United, Ltd.	2,010,000	230,127
	SNP Corp., Ltd.	466,495	323,343
*	SP Corp., Ltd.	454,000	19,668
	Stamford Land Corp., Ltd.	3,229,000	609,490
	Straits Trading Co., Ltd.	1,117,200	2,323,107
*	Sunright, Ltd.	378,000	66,671
	Superbowl Holdings, Ltd.	490,000	68,230
	Superior Metal Printing, Ltd.	490,500	50,087
	Thakral Corp., Ltd.	6,028,000	317,096
	Tiong Woon Corp. Holding, Ltd.	1,359,000	235,492
*	Transmarco, Ltd.	106,500	29,659
	Trek 2000 International, Ltd.	1,004,000	351,060
	TSM Resources, Ltd.	1,502,000	497,305
	TT International, Ltd.	2,109,600	182,779
*	Tuan Sing Holdings, Ltd.	3,362,000	228,870
*	Ultro Technologies, Ltd.	530,000	16,400
	Unisteel Technology, Ltd.	1,217,500	1,559,690
	United Engineers, Ltd.	846,666	1,095,109
	United Overseas Insurance, Ltd.	125,500	316,886
	United Pulp & Paper Co., Ltd.	354,000	98,586
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,298,772
	Vicom, Ltd.	120,000	80,205
	WBL Corp., Ltd.	647,000	3,123,186
	Xpress Holdings, Ltd.	1,392,000	111,991
*	Yongnam Holdings, Ltd.	1,506,000	23,300
TOTAL COMMON STOCKS			70,973,816

RIGHTS/WARRANTS — (0.0%)
*	China Dairy Group Warrants 12/22/07	300,400	38,111
*	Freight Links Express Holdings, Ltd. Rights	1,684,000	5,211
TOTAL RIGHTS/WARRANTS			43,322

TOTAL — SINGAPORE			71,017,138

NEW ZEALAND — (3.3%)
COMMON STOCKS — (3.3%)
	AFFCO Holdings, Ltd.	1,806,887	422,681
	Cavalier Corp., Ltd.	283,674	537,859
	CDL Hotels New Zealand, Ltd.	1,387,344	503,889
	CDL Investments New Zealand, Ltd.	328,510	76,848
	Colonial Motor Co., Ltd.	126,795	229,482
	Ebos Group, Ltd.	112,108	339,547
*	Evergreen Forests, Ltd.	64,661	12,738

19

	Fisher & Paykel Apppliances Holdings, Ltd.	170,803	445,820
	Freightways, Ltd.	165,605	383,319
	Hallenstein Glassons Holdings, Ltd.	241,638	767,562
	Hellaby Holdings, Ltd.	201,679	586,005
	Horizon Energy Distribution, Ltd.	40,420	109,483
*	Mainfreight, Ltd.	10,220	29,507
	Michael Hill International, Ltd.	156,746	723,696
*	New Zealand Oil & Gas, Ltd.	584,872	349,246
	New Zealand Refining Co., Ltd.	703,890	2,946,540
	Northland Port Corp. (New Zealand), Ltd.	219,997	381,913
#	Nuplex Industries, Ltd.	282,590	1,078,567
*	Pacific Retail Group, Ltd.	194,156	215,140
#	Port of Tauranga, Ltd.	541,952	1,774,888
	Provenco Group, Ltd.	281,600	135,215
	Pumpkin Patch, Ltd.	60,000	149,591
	Pyne Gould Guinness, Ltd.	581,127	654,667
	Restaurant Brand New Zealand, Ltd.	369,175	295,443
*	Richina Pacific, Ltd.	309,644	101,027
*	Rubicon, Ltd.	995,760	563,951
	Ryman Healthcare Group, Ltd.	415,999	1,702,992
	Sanford, Ltd.	418,047	1,309,910
	Scott Technology, Ltd.	60,843	91,765
*	Seafresh New Zealand, Ltd.	80,520	1,388
	South Port New Zealand, Ltd.	30,744	25,172
	Steel & Tube Holdings, Ltd.	379,638	983,899
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	32,120
	Tourism Holdings, Ltd.	402,452	448,426
*	Tower, Ltd.	348,828	560,468
*	Trans Tasman Properties, Ltd.	2,311,308	640,279
	Warehouse Group, Ltd.	200,774	478,318
	Waste Management NZ, Ltd.	430,471	2,249,833
TOTAL COMMON STOCKS			22,339,194

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	30,064

TOTAL — NEW ZEALAND			22,369,258

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Virotec International, Ltd.	507,775	147,770

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Aliran Ihsan Resources Berhad	3,300	215
*	Autoways Holdings Berhad	10,000	3,502
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS			3,717

20

PREFERRED STOCKS — (0.0%)
* Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	17,882	1,894

TOTAL — MALAYSIA		5,611

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Exergy, Inc. ADR	7,260	0

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (19.9%)
Repurchase Agreement, Deutsche Bank Securities 4.60%, 04/03/06 (Collateralized by $33,727,000 U.S. Treasury Bond 8.75%, 05/15/20 & U.S. Treasury Notes 3.375%, 02/15/08 & 4.25%, 11/15/13, valued at $41,484,003) to be repurchased at $40,684,997	$40,669	40,669,407
Repurchase Agreement, Mizuho Securities USA 4.62%, 04/03/06 (Collateralized by $167,449,285 U.S. STRIPS, maturities ranging from 11/15/06 to 11/15/22, valued at $86,700,000) to be repurchased at $85,032,725	85,000	85,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.60%, 04/03/06 (Collateralized by $7,878,000 FHLMC Notes 4.00%, 09/22/09, valued at $7,513,643) to be repurchased at $7,404,837	7,402	7,402,000
TOTAL TEMPORARY CASH INVESTMENTS		133,071,407

TOTAL INVESTMENTS - (100.0%)
(Cost $593,219,029)##		$670,402,381

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2006

(Unaudited)

		Shares	Value††

COMMON STOCKS — (97.1%)
Industrials — (29.8%)
	600 Group P.L.C.	218,038	$214,034
*	AEA Technology P.L.C.	279,975	541,154
	Aggreko P.L.C.	902,444	4,958,526
	Air Partner P.L.C.	15,611	188,503
*	Airflow Streamlines P.L.C.	20,500	20,836
	Alumasc Group P.L.C.	131,547	359,968
	Amec P.L.C.	363,863	2,547,679
	Arriva P.L.C.	267,790	2,863,678
	Ashtead Group P.L.C.	1,337,718	5,182,881
	Atkins (WS) P.L.C.	351,983	4,984,035
	Autologic Holdings P.L.C.	96,590	195,506
* #	Avis Europe P.L.C.	3,154,308	3,904,728
	Babcock International Group P.L.C.	715,032	3,956,733
*	Bailey (C.H.) P.L.C.	109,500	24,732
*	Bailey (C.H.) P.L.C. Class B	10,000	20,849
*	BB Holdings, Ltd.	8,709	42,367
	Birse Group P.L.C.	421,901	93,459
	Black Arrow Group P.L.C.	56,500	79,022
	Bodycote International P.L.C.	1,165,044	5,586,673
	Braemar Seascope Group P.L.C.	61,003	469,258
	Brammer P.L.C.	144,123	539,613
	Brandon Hire P.L.C.	97,041	353,217
	British Steam Specialties Group P.L.C.	409,205	2,545,223
*	BTG P.L.C.	439,797	1,570,240
	Business Post Group P.L.C.	157,099	1,045,380
*	Camellia P.L.C.	2,437	343,510
	Carillion P.L.C.	935,595	5,717,732
*	Carlisle Group, Ltd.	3,484	6,901
	Carr’s Milling Industries P.L.C.	19,000	157,956
	Castings P.L.C.	144,035	651,895
	Charles Taylor Consulting P.L.C.	99,799	619,008
*	Charter P.L.C.	561,590	7,176,354
	Chemring Group P.L.C.	113,762	2,340,188
	Chloride Group P.L.C.	973,598	1,784,571
	Christie Group P.L.C.	53,263	119,376
	Clarkson P.L.C.	54,733	822,559
	Communisis P.L.C.	515,412	808,172
*	Cookson Group P.L.C.	669,750	6,015,962
*	Corporate Services Group P.L.C.	1,954,859	309,751
*	Costain Group P.L.C.	1,176,378	1,190,542
*	Danka Business Systems P.L.C.	1,029,605	357,769
	Dart Group P.L.C.	74,000	538,701
	Datamonitor P.L.C.	199,690	1,283,689

1

	Davis Service Group P.L.C.	601,460	5,206,620
	De La Rue P.L.C.	591,314	5,732,634
	Dewhurst P.L.C.	9,000	36,590
	Dewhurst P.L.C. Class A Non-Voting	15,500	49,820
	Domino Printing Sciences P.L.C.	402,751	1,885,807
*	Easyjet P.L.C.	1,032,000	6,293,448
	Eleco P.L.C.	104,685	103,672
	Enodis P.L.C.	1,616,238	4,212,097
*	Enterprise P.L.C.	124,653	964,292
	Fenner P.L.C.	517,189	1,819,601
	FKI P.L.C.	2,068,038	4,527,212
	Forth Ports P.L.C.	158,722	5,115,438
*	Fortress Holdings P.L.C.	120,728	5,768
	Fulmar P.L.C.	107,500	219,456
	Galliford Try P.L.C.	1,054,108	2,234,327
	Get Group P.L.C.	20,485	37,014
	Gibbs & Dandy P.L.C.	13,681	91,513
	Gleeson (M.J.) Group P.L.C.	174,733	1,118,702
*	Glotel P.L.C.	119,419	176,358
	Go-Ahead Group P.L.C.	162,870	5,135,935
*	Hampson Industries P.L.C.	220,083	680,626
*	Harvey Nash Group P.L.C.	183,750	218,685
	Havelock Europa P.L.C.	123,687	332,012
	Heath (Samuel) & Sons P.L.C.	7,500	63,850
	Helphire Group P.L.C.	543,376	3,568,569
*	Heywood Williams Group P.L.C.	297,460	531,022
	Homeserve P.L.C.	220,422	5,552,963
	Hyder Consulting P.L.C.	159,637	730,829
	Intertek Group P.L.C.	323,530	4,623,302
	Intserve P.L.C.	390,498	2,591,696
*	Invensys P.L.C.	19,290,739	7,708,653
	Ite Group P.L.C.	782,492	1,767,360
	James Halstead P.L.C.	104,416	645,377
	Johnson Service Group P.L.C.	206,862	1,643,373
	Keller Group P.L.C.	232,425	1,857,558
	Kier Group P.L.C.	122,342	3,570,974
	Laing (John) P.L.C.	848,681	4,773,710
	Latchways P.L.C.	22,878	242,465
	Lavendon Group P.L.C.	122,032	593,654
	Lincat Group P.L.C.	19,000	174,957
	Litho Supplies P.L.C.	20,000	20,154
*	Lorien P.L.C.	60,000	40,134
	Low & Bonar P.L.C.	339,165	752,790
	Management Consulting Group P.L.C.	600,372	610,208
	McAlpine (Alfred) P.L.C.	351,581	2,858,730
	Michael Page International P.L.C.	1,200,784	7,114,118
	Mitie Group P.L.C.	1,150,518	3,827,930
*	Molins P.L.C.	68,000	156,540
*	Morgan Crucible Company P.L.C.	1,125,473	4,653,866
	Morgan Sindall P.L.C.	119,427	2,624,792
	Mouchel Parkman P.L.C.	319,979	1,876,278
	MS International P.L.C.	71,500	186,958
	MSB International P.L.C.	30,748	24,040
	National Express Group P.L.C.	25,000	410,463
	New Avesco P.L.C.	29,998	48,470

2

	Northern Recruitment Group P.L.C.	36,500	87,513
	Northgate P.L.C.	242,648	4,784,917
	Ocean Wilsons Holdings, Ltd.	84,250	693,093
*	Penna Consulting P.L.C.	42,417	91,014
*	Planestation Group P.L.C.	76,551	7,481
	PSD Group P.L.C.	95,878	525,557
	Quantica P.L.C.	115,428	139,379
	Radstone Technology P.L.C.	102,913	504,668
*	Regus Group P.L.C.	3,366,539	6,638,674
	Reliance Security Group P.L.C.	49,710	470,698
*	Renold P.L.C.	153,256	151,773
	Ricardo P.L.C.	220,336	1,167,581
	Robert Walters P.L.C.	291,175	1,035,809
	ROK property solutions P.L.C.	108,636	1,094,721
	RPS Group P.L.C.	730,729	2,288,408
	Salvesen (Christian) P.L.C.	870,648	956,764
	Senior P.L.C.	1,196,693	1,429,411
	Serco Group P.L.C.	235,235	1,287,402
	Severfield-Rowan P.L.C.	84,679	1,634,525
	Shanks Group P.L.C.	756,400	2,326,090
	SHL Group P.L.C.	165,829	471,784
	SIG P.L.C.	445,720	6,957,961
*	Simon Group P.L.C.	539,729	506,374
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	287,324
	Speedy Hire P.L.C.	149,193	2,397,684
	Spirax-Sarco Engineering P.L.C.	260,136	4,345,618
	Spring Group P.L.C.	406,488	374,305
	Stagecoach Group P.L.C.	715,884	1,430,350
*	Stanelco P.L.C.	2,148,370	513,232
	T. Clarke P.L.C.	118,525	513,271
	Tarsus Group P.L.C.	87,549	295,851
	TDG P.L.C.	281,407	1,134,292
	Teesland P.L.C.	431,476	704,671
	Tex Holdings P.L.C.	14,000	25,175
	Thorpe (F.W.) P.L.C.	24,000	194,937
*	Tinsley (Eliza) Group P.L.C.	19,844	3,103
*	Trafficmaster P.L.C.	252,418	174,325
	Trifast P.L.C.	232,523	234,313
	Ultra Electronics Holdings P.L.C.	240,952	4,479,362
*	Ultraframe P.L.C.	162,456	109,373
	Umeco P.L.C.	177,143	1,492,683
*	Universal Salvage P.L.C.	36,111	80,620
*	Volex Group P.L.C.	241,088	529,868
	VP P.L.C.	108,111	646,145
	VT Group P.L.C.	636,999	4,996,873
	Waterman P.L.C.	74,473	227,726
	Watermark Group P.L.C.	82,161	180,575
	Weir Group P.L.C.	714,505	5,431,067
	Whatman P.L.C.	439,737	2,280,548
	White Young Green P.L.C.	94,553	605,361
*	Whitehead Mann Group P.L.C.	95,000	64,371
*	Wilshaw P.L.C.	198,409	23,699
	Wincanton P.L.C.	417,586	2,332,538
	WSP Group P.L.C.	254,125	1,911,776
	Wyndeham Press Group P.L.C.	165,119	440,359

3

	XP Power P.L.C.	59,933	476,386
Total Industrials			258,765,718

Consumer Discretionary — (20.1%)
	4imprint P.L.C.	81,908	442,577
	Abbeycrest P.L.C.	42,590	16,279
	AGA Food Service Group P.L.C.	447,921	3,058,411
	Alba P.L.C.	184,693	779,756
	Alexandra P.L.C.	86,243	243,489
	Alexon Group P.L.C.	156,695	702,387
	Alpha Airports Group P.L.C.	489,053	662,754
	Arena Leisure P.L.C.	1,411,547	1,030,022
*	Aston Villa P.L.C.	12,961	91,763
*	Austin Reed Group P.L.C.	68,999	107,292
	Avesco P.L.C.	29,998	78,178
	Avon Rubber P.L.C.	69,321	255,933
	Beale P.L.C.	22,161	26,952
	Bellway P.L.C.	356,982	7,659,759
	Ben Bailey P.L.C.	40,986	304,420
	Blacks Leisure Group P.L.C.	127,164	1,215,147
	Bloomsbury Publishing P.L.C.	248,575	1,511,567
	Boot (Henry) P.L.C.	71,794	857,556
	Bovis Homes Group P.L.C.	421,757	6,572,893
	BPP Holdings P.L.C.	149,368	1,178,190
*	Brown & Jackson P.L.C.	818,461	497,700
	Brown (N) Group P.L.C.	922,637	3,478,503
	Caffyns P.L.C.	6,000	98,250
	Carpetright P.L.C.	141,976	2,873,708
*	Celtic P.L.C.	61,138	33,991
	Character Group P.L.C.	97,314	118,352
	Chime Communications P.L.C.	911,864	657,476
	Chrysalis Group P.L.C.	526,419	1,362,761
	Churchill China P.L.C.	30,000	106,590
	Clinton Cards P.L.C.	501,072	591,985
	Colefax Group P.L.C.	60,000	132,912
	Cosalt P.L.C.	30,700	145,347
	Crest Nicholson P.L.C.	325,092	2,942,699
	Creston P.L.C.	132,044	404,916
	Dawson Holdings P.L.C.	144,502	360,270
*	Dawson International P.L.C.	100,688	15,963
	De Vere Group P.L.C.	259,895	3,693,627
*	Emess P.L.C.	480,556	81,405
*	Entertainment Rights P.L.C.	1,411,838	919,852
	Euromoney Institutional Investors P.L.C.	209,984	1,966,422
	European Motor Holdings P.L.C.	151,605	1,197,810
*	FII Group P.L.C.	41,166	4,828
	Findel P.L.C.	380,020	3,690,796
	First Choice Holidays P.L.C.	1,544,051	5,774,397
	First Technology P.L.C.	188,345	1,255,753
*	Forminster P.L.C.	43,333	2,823
	French Connection Group P.L.C.	314,710	1,246,658
	Fuller, Smith & Turner P.L.C. Series A	41,035	825,591
	Future Network P.L.C.	933,632	766,442
	Game Group P.L.C.	1,190,499	1,680,561
	Games Workshop Group P.L.C.	86,175	419,219

4

*	Gaskell P.L.C.	36,000	1,564
	GCAP Media P.L.C.	373,715	1,486,887
*	Global Natural Energy P.L.C.	11,004	15,868
	Greene King P.L.C.	522,707	6,802,083
	Halfords Group P.L.C.	760,782	4,467,646
	Haynes Publishing Group P.L.C.	14,703	87,747
	Headlam Group P.L.C.	301,329	2,563,995
*	Highbury House Communications P.L.C.	439,166	5,341
	HMV Group P.L.C.	987,623	2,929,906
	Holidaybreak P.L.C.	157,744	2,041,789
*	Homestyle Group P.L.C.	477,208	1,086,128
	Hornby P.L.C.	130,685	464,891
	House of Fraser P.L.C.	813,337	1,656,858
	Huntsworth P.L.C.	640,942	993,868
	Incisive Media P.L.C.	337,232	1,004,835
	JJB Sports P.L.C.	695,502	2,226,423
	John David Group P.L.C.	114,500	546,072
	Lambert Howarth Group P.L.C.	43,203	142,992
*	Laura Ashley Holdings P.L.C.	2,505,661	685,654
*	London Clubs International P.L.C.	778,981	1,732,362
	Lookers P.L.C.	85,770	1,084,102
	Luminar P.L.C.	230,712	2,236,692
	Maiden Group P.L.C.	43,212	15,203
	Mallett P.L.C.	24,837	103,996
	Manganese Bronze Holdings P.L.C.	62,777	209,958
	Marchpole Holdings P.L.C.	271,422	94,314
	Matalan P.L.C.	1,225,984	4,073,691
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	342,651	4,768,550
	Menzies (John) P.L.C.	132,050	1,220,540
	Metal Bulletin P.L.C.	183,177	962,716
	MFI Furniture Group P.L.C.	1,753,768	3,267,919
	Mice Group P.L.C.	174,886	113,943
	Millennium and Copthorne Hotels P.L.C.	332,714	2,611,386
*	Monsoon P.L.C.	71,000	468,136
	Moss Brothers Group P.L.C.	163,400	222,146
	Mothercare P.L.C.	247,209	1,351,860
*	Mytravel Group P.L.C.	1,193,687	5,081,107
	Newcastle United P.L.C.	198,896	152,048
	Next Fifteen Communications P.L.C.	25,000	30,622
*	Nord Anglia Education P.L.C.	130,842	226,189
	Northamber P.L.C.	75,888	91,635
* #	NXT P.L.C.	339,588	247,801
	Ottakar’s P.L.C.	63,746	385,697
	Owen (H.R.) P.L.C.	46,993	121,244
*	Pace Micro Technology P.L.C.	501,860	558,039
*	Partridge Fine Arts P.L.C.	26,128	18,839
	Pendragon P.L.C.	440,481	4,974,419
	Photo-Me International P.L.C.	1,340,534	2,282,473
*	Pittards P.L.C.	60,985	7,947
	Portmeirion Group P.L.C.	22,856	88,355
*	Pressac P.L.C.	78,129	1,018
*	QXL Ricardo P.L.C.	3,064	567,317
	Redrow P.L.C.	542,490	5,226,309
*	Regent Inns P.L.C.	395,953	670,734

5

	Restaurant Group P.L.C.	753,607	2,657,925
* #	Sanctuary Group P.L.C.	3,899	3,438
	SCS Upholstery P.L.C.	117,088	1,075,126
	Sinclair (William) Holdings P.L.C.	53,000	46,502
	Sirdar P.L.C.	69,754	52,112
	SMG P.L.C.	789,651	1,197,023
	Smith (WH) P.L.C.	635,227	4,555,309
	Southampton Leisure Holdings P.L.C.	19,615	15,165
*	Sportech P.L.C.	846,974	154,512
	St. Ives P.L.C.	308,994	1,368,964
	Stanley Leisure P.L.C.	211,679	2,699,452
*	Sterling Publishing Group P.L.C.	75,298	14,391
	Stylo P.L.C.	64,096	61,249
	Taylor Nelson Sofres P.L.C.	1,507,323	6,612,558
	Ted Baker P.L.C.	122,107	1,069,234
*	Tinopolis P.L.C.	175,752	99,240
*	Toad Group P.L.C.	85,507	19,313
	Topps Tiles P.L.C.	727,729	2,803,723
*	Torotrak P.L.C.	246,442	172,339
*	Tottenham Hotspur P.L.C.	150,000	132,912
	Ulster Television P.L.C.	140,321	1,072,697
	Victoria P.L.C.	12,000	41,698
	Vitec Group P.L.C.	112,723	973,843
	Wagon P.L.C.	163,410	714,033
	Wembley P.L.C.	68,694	241,086
	Wetherspoon (J.D.) P.L.C.	513,165	3,318,895
	Wilmington Group P.L.C.	253,911	753,259
	Wilson Bowden P.L.C.	7,000	193,738
	Woolworths Group P.L.C.	4,913,613	2,987,933
	Wyevale Garden Centres P.L.C.	140,657	1,312,313
Total Consumer Discretionary			175,042,768

Financials — (18.8%)
	Aberdeen Asset Management P.L.C.	2,149,614	7,096,037
	Atrium Underwriting P.L.C.	180,581	613,367
*	Bradstock Group P.L.C.	5,200	3,975
	Brewin Dolphin Holdings P.L.C.	805,468	2,616,928
	Brit Insurance Holdings P.L.C.	2,176,141	3,676,872
	Brixton P.L.C.	952,536	8,142,323
	Capital & Regional P.L.C.	275,300	5,514,896
	Chesnara P.L.C.	92,900	295,372
*	CLS Holdings P.L.C.	297,454	3,012,938
	Collins Stewart Tullett P.L.C.	407,502	5,150,680
	Countrywide P.L.C.	617,070	5,368,553
	Daejan Holdings P.L.C.	37,168	2,752,551
	Derwent Valley Holdings P.L.C.	224,683	6,316,123
	Development Securities P.L.C.	177,708	1,837,070
	Domestic & General Group P.L.C.	132,640	2,162,771
	DTZ Holdings P.L.C.	192,498	2,204,009
*	Durlacher Corp. P.L.C.	15,272	59,701
	Erinaceous Group P.L.C.	465,172	3,155,996
*	Evolution Group P.L.C.	580,141	1,693,342
	Freeport P.L.C.	152,318	1,085,018
	Grainger Trust P.L.C.	436,048	4,466,012
	Great Portland Estates P.L.C.	722,131	6,147,717

6

	Guiness Peat Group P.L.C.	1,274,348	2,136,570
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	96,909	378,413
*	Hawtin P.L.C.	196,500	53,771
	Helical Bar P.L.C.	275,256	1,889,016
*	Henderson Group P.L.C.	3,231,449	4,814,301
	Highway Insurance Holdings P.L.C.	844,999	1,262,573
	Hiscox P.L.C.	1,606,168	6,634,578
	Hitachi Capital (UK) P.L.C.	124,239	446,817
	IFX Group P.L.C.	218,317	496,890
*	Intermediate Capital Group P.L.C.	175,131	4,341,990
	ISIS Asset Management P.L.C.	642,385	2,578,156
	Jardine Lloyd Thompson Group P.L.C.	678,286	4,266,023
	Kensington Group P.L.C.	248,504	5,129,224
	Kiln P.L.C.	708,480	1,153,986
	London Merchant Securities P.L.C.	1,425,531	7,077,253
	London Scottish Bank P.L.C.	491,096	878,831
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,121,249
	McKay Securities P.L.C.	97,232	579,436
	Minerva P.L.C.	574,142	3,212,011
	Mucklow (A & J) Group P.L.C.	221,136	1,724,113
	Paragon Group of Companies P.L.C.	153,200	1,964,341
	Park Group P.L.C.	291,600	81,061
	Primary Health Properties P.L.C.	61,769	434,638
*	Probus Estates P.L.C.	83,333	145
	Prudential Corp. P.L.C.	130,000	1,507,636
	Quintain Estates & Development P.L.C.	161,208	1,904,572
*	Rathbone Brothers P.L.C.	36,400	743,089
	Rensburg Sheppards P.L.C.	95,721	1,338,767
	Resolution P.L.C.	294,095	3,426,007
	Rugby Estates P.L.C.	15,328	128,761
	Rutland Trust P.L.C.	174,255	183,922
	S & U P.L.C.	21,140	213,027
*	Safeland P.L.C.	25,000	48,213
	Savills P.L.C.	221,946	4,835,559
	Secure Trust Group P.L.C.	67,329	675,548
	Shaftesbury P.L.C.	572,839	5,249,970
	Shore Capital Group P.L.C.	554,863	607,335
	Smith (James) Estates P.L.C.	17,524	159,082
	St. Modwen Properties P.L.C.	351,347	3,113,209
	Stanley (Charles) Group P.L.C.	86,800	588,147
	Town Centre Securities P.L.C.	164,901	1,461,152
	Unite Group P.L.C.	457,428	3,576,326
	Warner Estate Holdings P.L.C.	156,053	2,057,859
	Wellington Underwriting P.L.C.	1,015,871	1,906,181
	Windsor P.L.C.	149,435	126,569
	Workspace Group P.L.C.	663,597	3,905,580
Total Financials			163,784,148

Information Technology — (9.4%)
	Abacus Group P.L.C.	237,219	607,916
	Acal P.L.C.	60,982	376,125
	Alphameric P.L.C.	486,081	717,843
*	Alterian P.L.C.	68,403	139,642
	Amstrad P.L.C.	311,793	975,081

7

*	Anite Group P.L.C.	1,106,825	1,548,020
*	ARC International P.L.C.	330,444	175,105
*	Autonomy Corp. P.L.C.	376,058	3,185,160
	Aveva Group P.L.C.	73,803	1,398,945
	Axon Group P.L.C.	115,461	672,020
*	Bede P.L.C.	135,978	19,786
	CML Microsystems P.L.C.	28,361	131,810
	Compel Group P.L.C.	75,752	115,161
	Computacenter P.L.C.	452,614	2,005,257
*	CSR P.L.C.	87,809	1,830,721
	Detica Group P.L.C.	71,722	1,563,860
	Dicom Group P.L.C.	258,808	1,003,855
*	Dimension Data Holdings P.L.C.	939,000	889,127
	Diploma P.L.C.	76,954	1,080,300
	DRS Data & Research Services P.L.C.	26,825	17,477
	Electrocomponents P.L.C.	489,797	2,382,736
	Electronic Data Processing P.L.C.	55,200	59,461
*	Eurodis Electron P.L.C.	2,118,657	38,650
*	Fibernet Group P.L.C.	224,012	252,980
	Filtronic P.L.C.	226,882	666,175
*	Financial Objects P.L.C.	17,000	12,257
	GB Group P.L.C.	415,333	247,149
*	Gresham Computing P.L.C.	121,221	192,708
	Halma P.L.C.	1,554,692	5,071,380
	ICM Computer Group P.L.C.	45,983	251,657
*	Imagination Technologies Group P.L.C.	664,715	802,642
	Independent Media Distribution P.L.C.	21,621	19,534
*	Intec Telecom Systems P.L.C.	890,737	974,971
	Intelek P.L.C.	99,880	20,824
*	Kalamazoo Computer Group P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	477,383
	Laird Group P.L.C.	554,877	4,304,473
	Macro 4 P.L.C.	68,736	303,930
*	Microgen P.L.C.	238,323	273,282
	Misys P.L.C.	603,311	2,353,203
	Morse P.L.C.	450,565	810,214
	MTL Instruments Group P.L.C.	54,067	448,547
*	nCipher P.L.C.	99,572	436,818
	Netstore P.L.C.	143,737	96,146
*	Northgate Information Solutions P.L.C.	1,787,107	2,507,234
*	NSB Retail P.L.C.	1,119,725	661,443
	Oxford Instruments P.L.C.	136,455	472,971
*	Parity Group P.L.C.	381,072	9,269
	Planit Holdings P.L.C.	235,000	95,948
*	Plasmon P.L.C.	135,733	168,614
	Premier Farnell P.L.C.	1,368,932	5,065,978
	Psion P.L.C.	462,761	1,437,158
*	QA P.L.C.	158,950	3,797
	Renishaw P.L.C.	222,795	3,468,289
*	Retail Decisions P.L.C.	188,904	434,869
	RM P.L.C.	359,199	1,273,113
	Rotork P.L.C.	306,541	3,701,478
	Roxboro Group P.L.C.	111,362	496,763
	Royalblue Group P.L.C.	106,484	1,642,855
*	SCI Entertainment P.L.C.	33,370	292,206

8

*	Scipher P.L.C.	34,563	676
*	SDL P.L.C.	229,834	858,528
*	Servicepower Technologies P.L.C.	150,000	87,956
	Spectris P.L.C.	508,179	5,924,355
*	Spirent P.L.C.	2,769,967	2,141,590
*	Superscape P.L.C.	302,847	52,617
*	Surfcontrol P.L.C.	104,638	1,010,802
*	Tadpole Technology P.L.C.	427,207	18,556
	Telemetrix P.L.C.	177,320	255,704
	Telent P.L.C.	208,612	1,828,536
*	Telspec P.L.C.	25,000	4,344
*	The Innovation Group P.L.C.	1,116,429	615,852
	Trace Computers P.L.C.	33,552	58,585
	TT Electronics P.L.C.	462,949	1,387,471
*	TTP Communications P.L.C.	611,908	146,181
	Vega Group P.L.C.	69,342	283,719
	Vislink P.L.C.	469,857	475,514
*	Wolfson Microelectronics P.L.C.	429,349	3,300,848
	Workplace Systems International P.L.C.	238,739	29,554
	XAAR P.L.C.	199,122	1,016,246
	XANSA P.L.C.	1,039,443	1,706,610
	XKO Group P.L.C.	30,304	63,181
Total Information Technology			81,949,741

Energy — (6.3%)
	Abbot Group P.L.C.	749,539	3,939,322
	Anglo Pacific Group P.L.C.	333,865	829,485
	Burren Energy P.L.C.	421,226	6,978,108
*	Dana Petroleum P.L.C.	272,368	4,770,001
*	Emerald Energy P.L.C.	169,128	726,530
	Expro International Group P.L.C.	267,101	3,438,710
	Fisher (James) & Sons P.L.C.	153,696	1,407,262
*	Fortune Oil P.L.C.	3,248,130	286,681
	Hunting P.L.C.	416,004	2,847,709
	JKX Oil and Gas P.L.C.	477,571	2,584,627
*	KBC Advanced Technologies P.L.C.	68,734	66,875
	Lupus Capital P.L.C.	429,989	104,589
	Melrose Resources P.L.C.	279,182	1,809,248
*	Premier Oil P.L.C.	288,909	4,718,356
*	Soco International P.L.C.	273,929	5,242,330
	Sondex P.L.C.	252,247	1,353,115
	U.K. Coal P.L.C.	534,581	1,467,481
*	Venture Production P.L.C.	434,519	5,156,218
	Wood Group (John) P.L.C.	1,504,358	6,612,620
Total Energy			54,339,267

Consumer Staples — (4.0%)
	Anglo Eastern Plantations P.L.C.	111,453	539,770
	Arla Foods UK P.L.C.	1,674,839	1,891,421
	Barr (A.G.) P.L.C.	43,000	732,144
	Body Shop International P.L.C.	583,233	3,004,475
	Cranswick P.L.C.	151,057	1,657,357
	Dairy Crest Group P.L.C.	444,089	3,680,359
	Devro P.L.C.	577,228	1,273,658
	Greggs P.L.C.	38,326	2,570,293

9

	Hardys & Hansons P.L.C.	56,379	702,325
	Kleeneze P.L.C.	109,256	106,300
	McBride P.L.C.	698,504	2,014,553
	Nichols P.L.C.	66,550	247,436
	Northern Foods P.L.C.	1,762,847	2,986,215
	Premier Foods P.L.C.	530,942	2,808,899
	PZ Cuzzons P.L.C.	66,007	1,633,059
	Richmond Foods P.L.C.	57,804	558,888
	Robert Wiseman Dairies P.L.C.	199,037	1,078,922
	Swallowfield P.L.C.	15,000	11,858
	Thorntons P.L.C.	158,000	326,667
	Uniq P.L.C.	263,207	546,471
	Wolverhampton & Dudley Breweries P.L.C.	273,138	6,069,522
	Young & Co’s Brewery P.L.C.	10,000	308,390
	Young & Co’s Brewery P.L.C. Class A	5,234	207,516
Total Consumer Staples			34,956,498

Materials — (3.7%)
*	Amberley Group P.L.C.	200,000	37,354
*	API Group P.L.C.	103,483	217,549
*	Applied Optical Technologies P.L.C.	117,822	79,835
	Baggeridge Brick P.L.C.	98,000	278,385
	British Polythene Industries P.L.C.	86,272	1,032,740
	Carclo P.L.C.	180,595	221,206
	Chamberlin & Hill P.L.C.	18,000	66,143
	Chapelthorpe P.L.C.	656,803	139,789
*	Coral Products P.L.C.	50,000	15,637
	Croda International P.L.C.	495,398	4,251,900
	Cropper (James) P.L.C.	22,000	60,966
	Delta P.L.C.	433,707	934,372
	DS Smith P.L.C.	1,373,005	4,305,773
	Dyson Group P.L.C.	96,928	386,486
	Elementis P.L.C.	1,680,525	2,510,992
	Ennstone P.L.C.	1,122,247	1,004,147
*	European Colour P.L.C.	82,090	10,340
	Filtrona P.L.C.	584,618	3,316,326
*	Greenwich Resources P.L.C.	438,664	20,006
	Hill & Smith Holdings P.L.C.	208,029	932,493
	Inveresk P.L.C.	150,000	44,304
	Macfarlane Group P.L.C.	228,287	163,609
	Marshalls P.L.C.	662,347	3,970,146
	Metalrax Group P.L.C.	358,740	475,249
	Porvair P.L.C.	106,246	307,347
	RPC Group P.L.C.	335,324	1,456,487
*	Scapa Group P.L.C.	319,593	116,605
	Treatt P.L.C.	14,957	71,073
	UCM Group P.L.C.	41,980	35,739
	Victrex P.L.C.	307,403	3,946,884
	Yule Catto & Co. P.L.C.	391,715	1,949,830
	Zotefoams P.L.C.	62,000	87,791
Total Materials			32,447,503

Health Care — (3.3%)
*	Acambis P.L.C.	372,178	1,259,302
*	Alizyme P.L.C.	571,971	1,654,589

10

*	Antisoma P.L.C.	1,157,754	412,356
*	Axis-Shield P.L.C.	159,015	1,022,214
	Bespak P.L.C.	96,061	947,141
*	Biocompatibles International P.L.C.	150,111	546,385
*	Bioquell P.L.C.	50,194	101,161
	Biotrace International P.L.C.	150,131	254,318
*	Cambridge Antibody Technology Group P.L.C.	120,171	1,622,268
	Care U.K. P.L.C.	183,829	1,478,757
*	Clinical Computing P.L.C.	46,666	4,459
	Corin Group P.L.C.	124,334	688,020
	Dechra Pharmaceuticals P.L.C.	168,094	674,631
	Ferraris Group P.L.C.	148,288	229,297
*	Genetix Group P.L.C.	151,246	143,213
	Goldshield Group P.L.C.	123,034	619,905
*	Gyrus Group P.L.C.	474,971	3,187,406
	Huntleigh Technology P.L.C.	108,756	651,890
	Isoft Group P.L.C.	737,364	1,876,815
	Isotron P.L.C.	70,674	741,649
*	M.L. Laboratories P.L.C.	1,718,271	746,334
*	Medical Solutions P.L.C.	140,731	20,172
*	Medisys P.L.C.	586,814	65,505
	Nestor Healthcare Group P.L.C.	303,219	647,983
*	Osmetech P.L.C.	66,935	26,166
*	Oxford Biomedica P.L.C.	1,469,226	695,596
*	Pharmagene P.L.C.	160,000	41,003
*	Phytopharm P.L.C.	111,349	77,383
*	Protherics P.L.C.	854,366	1,321,100
*	Provalis P.L.C.	796,584	16,262
	Ransom (William) & Son P.L.C.	30,000	21,891
* #	Skyepharma P.L.C.	1,738,458	1,147,756
	SSL International P.L.C.	738,967	4,130,907
	Theratase P.L.C.	80,563	69,985
*	Vernalis P.L.C.	819,358	1,160,201
Total Health Care			28,304,020

Utilities — (0.8%)
	Bristol Water Group P.L.C.	27,120	428,778
	Dee Valley Group P.L.C.	4,214	77,607
	Hydro International P.L.C.	27,669	60,571
	Northumbrian Water Group P.L.C.	182,217	755,847
	Viridian Group P.L.C.	324,056	5,528,832
Total Utilities			6,851,635

Telecommunication Services — (0.7%)
* #	Colt Telecom Group P.L.C.	2,574,360	3,276,263
	Kingston Communications P.L.C.	850,036	882,423
*	Redstone P.L.C.	1,259,104	112,113
	Telecom Plus P.L.C.	222,635	552,168
*	Vanco P.L.C.	145,748	1,523,141
Total Telecommunication Services			6,346,108

Miscellaneous — (0.2%)
*	Thus Group P.L.C.	504,252	1,417,078

11

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,429
*	Baltimore P.L.C.	48,500	13,904
*	Bombshell, Ltd.	932	931
*	Ferguson International Holdings P.L.C.	89,105	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	5,864
*	Industrial & Commercial Holdings P.L.C.	5,000	130
*	Onesource Services, Inc.	544	7,329
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 3) P.L.C.	62,500	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	14,388
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	344
*	Waterdorm P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,286
Total Other			50,605

TOTAL COMMON STOCKS			844,255,089

RIGHTS/WARRANTS — (0.0%)
*	Laird Group P.L.C. Rights 04/07/06	130,559	277,305
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Parity Group P.L.C. Rights	21,170	147
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	200
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0

TOTAL RIGHTS/WARRANTS			277,652

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.9%)
Repurchase Agreement, Deutsche Bank Securities 4.60%, 04/03/06 (Collateralized by $16,941,000 U.S. Treasury Bill 4.805%+, 09/21/06; U.S. Treasury Bond 11.75%, 11/15/14; & U.S. Treasury Note 3.125%, 01/31/07, valued at $16,798,461) to be repurchased at $16,474,291	$16,468	16,467,978
Repurchase Agreement, PNC Capital Markets, Inc. 4.60%, 04/03/06 (Collateralized by $9,636,000 FHLMC Notes 4.00%, 09/22/09, valued at $9,190,335) to be repurchased at $9,057,471	9,054	9,054,000
TOTAL TEMPORARY CASH INVESTMENTS		25,521,978

TOTAL INVESTMENTS - (100.0%) (Cost $651,936,053)##		$870,054,719

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2006

(Unaudited)

		Shares	Value††

SWITZERLAND — (13.4%)
COMMON STOCKS — (13.3%)
*	4M Technologies Holding SA	18,445	$63,669
	A. Hiestad Holding AG	1,426	1,345,438
*	Actelion, Ltd.	51,203	5,086,326
	AFG Arbonia-Forster Holding AG	3,430	1,081,372
	Agie Charmilles Holding AG	3,402	345,510
	Allreal Holding AG	23,997	2,455,567
	Also Holding AG	14,920	589,407
	Amazys Holding AG	9,413	802,197
	Ascom Holding AG	91,175	1,370,790
	Bachem AG	26,438	1,693,379
	Baloise-Holding AG	43,500	3,101,542
	Bank Coop AG	29,405	1,770,638
	Bank Sarasin & Cie Series B, Basel	1,346	3,613,700
	Banque Cantonale de Geneve	1,628	263,497
	Banque Cantonale du Jura	450	148,429
	Banque Cantonale Vaudoise	11,113	3,580,301
	Banque Privee Edmond de Rothschild SA, Geneve	161	2,899,149
	Barry Callebaut AG	10,927	4,509,436
	Basellandschaftliche Kantonalbank	600	487,861
	Basler Kantonalbank	5,250	453,055
	Belimo Holdings AG	1,884	1,365,689
	Berner Kantonalbank	22,539	3,578,854
*	BHB Beteiligungs und Finanzgesellschaft	150	5,052
	Bobst Group AG	36,682	1,564,468
	Bossard Holding AG	8,467	581,613
*	Bucher Industries AG	33,989	2,998,301
	BVZ (Brig Visp Zermatt) Holding AG	580	146,819
	Calida Holding AG	396	157,956
*	Card Guard AG	15,187	47,297
	Carlo Gavazzi Holding AG	1,065	170,331
	Charles Voegele Holding AG	29,239	2,550,128
	Cie Financiere Tradition	5,202	516,349
	Compagnie vaudoise d’electricite	1,923	1,888,114
*	Converium Holding AG	546,150	6,807,761
	Conzzeta Holdings AG	1,415	2,051,432
*	COS Computer Systems AG	4,391	82,522
*	Crealogix Holding AG	3,388	213,106
*	Crucell NV	45,768	1,290,204
	Daetwyler Holding AG	348	1,334,714
	Edipresse SA, Lausanne	1,410	624,612
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	2,047,963
	Eichhof Holding AG	458	530,495

*	ELMA Electronic AG	472	117,670
	Emmi AG	12,206	1,498,071
	Ems-Chemie Holding AG	31,716	3,240,572
	Energie Electrique du Simplon SA	350	147,662
*	Energiedienst Holding AG	8,265	3,162,021
	Escor Casino & Entertainment AG	2,010	40,473
#	Feintol International Holding AG	1,353	363,768
*	Fischer (Georg) AG	11,257	5,016,927
*	Flughafen Zuerich AG	6,837	1,416,017
*	Forbo Holding AG, Eglisau	5,790	1,387,930
	Fuchs Petrolub AG Oel & Chemie Non-Voting	18,009	880,661
	Galenica Holding, Ltd. AG, Bern	15,936	3,126,324
	Generali (Switzerland) Holdings, Adliswil	2,082	702,704
	Getaz Romang Holding SA	1,280	590,097
*	Golay-Buchel Holding SA	40	43,263
	Gurit-Heberlein AG	1,326	1,424,002
	Helvetia Patria Holding	12,833	2,903,950
*	Hexagon AB Series B	27,240	922,522
*	Implenia AG	49,554	1,045,323
	Industrieholding Cham AG	1,548	492,786
	Interroll-Holding SA	2,475	624,612
*	Intershop Holding AG	3,444	723,857
*	IsoTis SA	251,843	370,911
	Jelmoli Holding AG	1,521	2,543,459
	Jelmoli Holding AG, Zuerich (Namen)	2,835	941,629
	Kaba Holding AG	5,543	1,286,202
*	Kardex AG	15,691	799,204
	Komax Holding AG	7,555	712,238
#	Kudelski SA	106,944	3,047,574
	Kuoni Reisen Holding AG	13,693	7,100,424
*	Lem Holdings SA	3,651	431,292
#	Lonza Group AG	95,015	6,512,170
	Luzerner Kantonalbank AG	11,633	2,322,317
	Metraux Services SA	1,853	319,814
*	Micronas Semiconductor Holding AG	78,808	2,511,773
*	Mikron Holding AG	43,452	519,964
*	Mobilezone Holding AG	64,758	345,237
*	Moevenpick-Holding AG	1,320	331,101
*	Nextrom Holding SA	1,409	12,862
	Orell Fussli Graphische Betriebe AG, Zuerich	5,076	603,521
*	OZ Holding AG	10,374	851,469
*	Parco Industriale e Immobiliare SA	600	1,611
	Phoenix Mecano AG, Stein am Rhein	2,980	992,076
	Phonak Holding AG	125,848	7,162,905
*	PSP Swiss Property AG	148,025	7,369,173
	PubliGroupe SA	5,856	1,760,865
	Rieters Holdings AG	14,786	5,897,841
	Saurer AG	47,569	3,794,865
*	Schaffner Holding AG	1,830	231,619
	Schweiter Technology AG	4,193	1,022,801
	Schweizerhall Holding AG	6,075	630,963
	Schweizerische National Versicherungs Gesellschaft	1,826	1,064,519
*	SEZ Holding AG	41,286	1,038,761
	SIA Abrasives Holding AG	2,381	726,911

	Siegfried Holding AG	8,560	1,296,820
	Sig Holding AG	20,338	4,337,026
*	Sihl	150	345
*	Sika Finanz AG	8,623	8,863,437
	Societe Generale d’Affichage	5,872	855,812
	Sopracenerina SA	2,409	491,538
	St. Galler Kantonalbank	9,217	3,492,654
	Sulzer AG	14,002	9,553,775
	Swiss Prime Site AG	69,184	3,539,733
	Swissfirst AG	27,315	2,200,034
*	Swisslog Holding AG	604,807	765,490
	Swissquote Group Holding SA	4,027	849,480
	Tamedia AG	8,470	844,629
	Tecan Group AG	37,666	2,008,044
*	Temenos Group AG	101,462	972,865
*	Tornos Holding SA	35,107	379,710
*	UMS Schweizerische Metallwerke Holding AG	17,585	229,314
*	Unaxis Holding AG	27,910	7,964,193
*	Unilabs SA	23,874	778,311
	Valiant Holding AG	58,031	5,853,624
	Valora Holding AG	7,856	1,661,713
	Vaudoise Assurances Holdings	1,340	151,613
	Villars Holding SA, Fribourg	150	54,654
*	Von Roll Holding AG	318,291	559,112
	Vontobel Holdings AG	109,967	4,242,964
	Walliser Kantonalbank	1,307	515,321
*	WMH Walter Meier Holding AG	4,878	471,467
	Zehnder Holding AG	786	1,248,653
	Zueblin Holding AG	78,908	705,157
	Zuger Kantonalbank	590	1,746,941
TOTAL COMMON STOCKS			225,978,755

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	18,009	929,702

RIGHTS/WARRANTS — (0.0%)
*	Hexagon AB Series B Rights 04/07/06	27,240	91,939
*	Unilabs SA Warrants 12/15/08	23,874	18,130
TOTAL RIGHTS/WARRANTS			110,069

TOTAL — SWITZERLAND			227,018,526

FRANCE — (10.7%)
COMMON STOCKS — (10.7%)
*	Actielec Technologies	21,981	100,425
	Affine	2,526	330,604
	Alain Afflelou SA	28,135	1,142,202
	Ales Groupe SA	33,613	682,297
*	Alten SA	56,620	1,906,134
* #	Altran Technologies SA	252,948	3,454,669
	Apem SA	1,000	73,439

	April Group SA	58,305	2,966,194
* #	Archos	12,096	659,345
	Arkopharma	30,820	496,747
	Assystem Brime SA	34,009	1,004,386
	Aubay SA	25,334	219,513
	Audika SA	22,509	555,919
*	Baccarat SA	1,090	171,720
	Bacou-Dalloz	12,161	1,354,366
	Banque Tarneaud SA	1,430	277,273
	Beneteau SA	21,831	1,755,359
*	Bigben Interactive	2,100	6,719
	Boiron SA	19,537	409,596
	Boizel Chanoine Champagne SA	1,234	171,825
	Bonduelle SA	7,977	659,288
	Bongrain SA	13,784	902,029
	Bourbon SA	31,816	3,483,574
*	Bricodeal SA	50	2,727
	Bricorama SA	10,279	616,605
	Brioche Pasquier SA	6,053	444,523
*	Bull SA	185,401	2,235,561
	Burelle SA	4,030	691,544
*	BVRP SA	13,034	363,293
#	Canal Plus SA	262,995	2,594,318
	Carbone Lorraine SA	40,631	2,174,885
*	CBo Territoria	28,320	123,551
	Cegedim SA	7,914	723,134
#	CEGID SA	18,000	853,995
*	Cesar SA	142,196	180,937
	CFF Recycling SA	84,608	2,917,058
*	Cibox Inter@ctive SA	166,307	147,124
*	Cie Generale de Geophysique SA	37,105	5,395,914
	Clarins SA	10,264	673,545
* #	Club Mediterranee SA	42,017	2,331,562
	Compagnie Internationale Andre Trigano Ciat SA	983	26,922
*	CS Communication et Systemes	5,819	266,558
	Cybergun	3,792	75,823
	Damartex SA	22,900	971,303
*	Dane-Elec Memory SA	65,202	394,287
	Delachaux SA	3,833	901,139
	Deveaux SA	1,040	80,976
*	Didot-Bottin SA	1,620	124,173
*	DMC (Dollfus Mieg et Cie)	35,375	145,327
*	Dynaction SA	10,660	194,163
#	Electricite de Strasbourg	23,784	4,784,585
	Elior	225,736	3,542,598
	Encres Dubuit SA	4,176	44,180
	Esso SA	927	203,334
*	Etam Developpement SA	22,235	1,428,119
*	Euraltech SA	11,700	12,194
*	Euro Disney SCA	4,981,489	603,685
	Evialis SA	3,241	156,634
	Exel Industries SA	2,393	201,403
	Explosifs et de Produits Chimiques	524	266,070
#	Faurecia SA	30,667	2,006,857

	Fimalac SA	111,143	10,216,191
	Fininfo SA	9,760	220,587
	Finuchem SA	13,304	348,247
	Fleury Michon SA	4,019	232,808
	Foncia Groupe	34,312	1,322,283
	Francois Freres (Tonnellerie) SA	3,839	138,639
*	Gantois Series A	647	10,193
	Gascogne SA	6,472	513,725
	Gaumont SA	14,607	893,930
*	Geci International	52,548	165,570
	Generale de Sante	65,332	2,216,845
	Generale Location SA	33,055	1,421,656
	Geodis SA	11,874	1,949,789
	Gevelot SA	3,584	231,932
*	GFI Informatique SA	109,123	966,685
#	Gifi	7,579	330,740
*	Ginger (Groupe Ingenierie Europe)	2,600	44,742
	Grands Moulins de Strasbourg	110	69,252
	Groupe Ares SA	10,632	47,286
	Groupe Crit	20,917	887,194
*	Groupe Flo SA	22,019	189,189
*	Groupe Focal SA	1,400	15,948
*	Groupe Go Sport SA	2,207	212,628
	Groupe Guillin SA	1,200	91,980
	Groupe Open SA	16,458	318,717
	Groupe Steria SCA	37,118	2,278,323
	Guerbet SA	5,318	832,649
	Guyenne et Gascogne SA	26,000	2,911,365
#	Havas SA	62,300	299,730
	IDSUD	1,328	57,373
*	IEC Professionnel Media	19,353	57,460
*	IMS International Metal Service SA	33,641	772,555
	Industrielle et Financiere d’Entreprise SA	300	72,711
* #	Infogrames Entertainment SA	311,327	271,644
#	Ingenico SA	61,820	1,275,087
	Ipsos SA	16,008	2,296,889
	Kaufman et Broad SA	15,476	1,811,704
	Lafuma SA	6,232	562,646
	Laurent-Perrier Group	10,172	677,985
	Lectra Systemes SA	74,335	527,889
	Lisi SA	7,827	518,366
	Locindus	20,056	902,931
*	LVL Medical Groupe SA	21,205	267,510
	Manitou SA	44,368	1,881,868
	Manutan International SA	9,214	507,944
*	Marie Brizard & Roger International SA	1,765	295,172
*	Metaleurop SA	35,449	199,760
	MGI Coutier SA	2,753	98,452
*	MoneyLine SA	1,336	56,537
	Montupet SA	32,450	606,781
#	Mr. Bricolage SA	16,181	337,276
	Nexans SA	61,019	4,751,049
	Norbert Dentressangle	11,377	766,574
*	NRJ Group	177,024	3,863,645

	Oberthur Card Systems SA	117,901	1,054,448
*	Oeneo	87,179	247,217
*	Orpea	49,942	3,274,270
	Paris Orleans et Cie SA	2,832	913,593
	Passat SA	6,553	90,134
* #	Penauille Polyservices SA	41,675	710,088
	Petit Forestier SA	7,381	400,723
#	Pierre & Vacances	10,903	1,149,520
	Pinguely-Haulotte SA	42,260	1,280,327
	Plastic Omnium SA	30,846	1,308,333
	Plastivaloire SA	1,700	41,183
	Prosodie SA	7,961	204,915
	Provimi SA	54,254	1,663,426
	PSB Industries SA	6,200	268,608
	Radiall SA	2,999	312,555
	Rallye SA	75,206	3,209,912
	Remy Cointreau SA	57,495	2,867,852
*	Rhodia SA	874,663	2,257,728
	Robertet SA	2,183	316,929
	Rodriguez Group SA	23,307	1,440,482
	Rougier SA	2,040	197,775
	Rubis SA	20,486	1,551,631
*	S.T. Dupont SA	3,800	8,934
	Sabeton SA	13,500	193,049
	SAMSE SA	4,400	863,812
	Sasa Industries SA	2,248	96,983
	SCOR SA	2,575,766	6,555,065
	SDR de la Bretagne	3,305	91,318
	SEB SA	21,784	2,375,918
	Sechilienne SA	2,200	1,612,981
	Securidev SA	1,500	32,720
	Signaux Girod SA	894	85,589
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	23,530	2,617,676
	Smoby SA	1,172	91,680
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,751,618
	Societe Industrielle D’Aviations Latecoere SA	20,626	839,857
	Societe Pour L’Informatique Industrielle SA	3,957	242,164
*	Sogeclair SA	1,045	67,119
*	Solving International SA	7,510	95,834
#	Somfy SA	22,900	5,356,044
	Sopra SA	23,668	2,046,477
*	Spir Communication SA	4,886	740,734
	SR Teleperformance	90,928	3,338,809
	Stallergenes SA	5,369	795,089
	Ste Virbac SA	16,735	847,722
	Stef-Tfe SA	23,715	1,148,130
#	Sucriere de Pithiviers-Le-Vieil	1,825	1,514,972
*	Sylis SA	13,098	78,888
	Synergie SA	12,596	522,811
*	Team Partners Group SA	30,126	41,254
*	Teamlog SA	14,222	71,181
	Tessi SA	2,650	164,264
*	Tipiak SA	518	46,516

	Toupargel-Agrigel SA	13,723	671,865
	Trigano SA	32,572	1,829,160
*	UbiSoft Entertainment SA	30,845	1,422,298
	Union Financiere de France Banque SA	16,369	947,211
*	Valtech	187,303	158,889
	Viel et Compagnie	115,841	575,569
	Vilmorin Clause et Compagnie SA	18,411	1,450,247
	VM Materiaux SA	1,942	344,777
	Vranken Pommery Monopole	7,452	391,032
*	XRT	73,575	265,704
TOTAL COMMON STOCKS			182,654,469

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,447
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Groupe Open SA Warrants 10/21/06	1,000	1,127
*	Oeneo Warrants 08/26/06	14,365	1,219
*	Prosodie SA Warrants 10/28/06	900	436
*	UbiSoft Entertainment SA Warrants 05/14/06	4,100	3,279
TOTAL RIGHTS/WARRANTS			9,508

TOTAL — FRANCE			182,663,977

GERMANY — (10.5%)
COMMON STOCKS — (10.5%)
*	3U Telecom AG	81,002	85,402
	A.S. Creation Tapeton AG	3,550	156,381
*	AAP Implantate AG	26,950	86,548
*	Aareal Bank AG	85,826	3,981,458
*	Abacho AG	29,174	83,791
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	8,827
*	AC-Service AG	7,811	72,035
*	Adlink Internet Media AG	56,847	826,685
* #	Adva AG Optical Networking	69,091	795,420
	Agrob AG	5,800	87,016
*	Aixtron AG	224,826	980,845
*	Allbecon AG	16,208	81,906
	Amadeus Fire AG	12,166	197,562
*	Analytik Jena AG	5,259	50,985
*	Analytik Jena AG Issue 06	1,314	12,739
#	Andreae-Noris Zahn AG, Anzag	27,200	1,282,241
*	Articon Integralis AG	19,259	80,287
*	Artnet AG	10,731	122,242
	Atoss Software AG	8,909	148,991
*	Augusta Technologie AG	19,681	241,845
#	AWD Holding AG	66,316	2,266,307
#	Baader Wertpapier Handelsbank AG	54,012	660,439
	Balda AG	128,088	1,813,020
*	Basler AG	5,671	93,465
* #	Beate Uhse AG	56,241	438,243
	Bechtle AG	33,029	810,535
	Berliner Elektro Holding AG	23,261	292,320

*	Bertrandt AG	17,011	247,379
	Beta Systems Software AG	5,700	44,554
	Bilfinger & Berger Bau AG	111,099	7,270,348
*	Biolitec AG	26,843	244,950
	Biotest AG	15,382	605,825
* #	BKN International AG	26,631	109,405
*	BMP AG	37,773	103,453
	Boewe Systec AG	10,393	733,019
*	Borussia Dortmund GMBH & Co. KGAA	43,407	127,825
	Bremer Energiekonto AG	35,015	203,679
*	Broadnet Mediascape Communications AG	36,856	167,491
*	CBB Holding AG	102,602	8,206
*	Ce Consumer Electronic AG	43,747	11,345
*	Ceag AG	20,670	229,199
	Cenit AG Systemhaus	9,197	347,961
*	Centrotec Hochleistungskunststoffe AG	13,684	474,275
	Cewe Color Holding AG	10,463	333,855
*	CNV Vermoegensverwaltungs AG	9,552	232,323
#	Comdirect Bank AG	120,666	1,487,158
	Computerlinks AG	8,944	157,055
*	Concord Effekten AG	11,528	60,771
*	Condomi AG	1,800	1,832
*	COR AG Insurance Technologies	19,180	99,482
*	CTS Eventim AG	38,559	1,297,636
	Curanum AG	65,193	663,638
*	Cybio AG	11,685	90,486
*	D. Logistics AG	63,750	139,833
	DAB Bank AG	103,989	1,079,990
	Data Modul AG	5,600	71,257
*	DEAG Deutsche Entertainment AG	36,433	92,718
	Deutsche Euroshop AG	43,126	3,041,680
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	63,404
*	Deutz AG	189,155	1,586,263
	Dierig Holding AG	10,500	119,865
#	Douglas Holding AG	105,237	4,958,451
	Dr. Hoenle AG	13,062	153,544
*	Drillisch AG	79,246	469,610
*	Duerr Beteiligungs AG	27,843	698,454
	DVB Bank AG	7,124	1,618,738
*	Easy Software AG	13,167	123,184
	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	48,389
*	Elexis AG	16,470	458,664
	Elmos Semiconductor AG	23,218	267,300
	ElreingKlinger AG	6,000	281,393
* #	Em.TV AG	118,273	672,217
*	Emprise Management Consulting AG	24,502	33,553
*	EMS New Media AG	42,609	59,381
*	Epcos AG	153,716	2,032,334
	Erlus Baustoffwerke AG	297	127,610
*	Escada AG	31,500	966,934
	Euwax AG	2,470	104,585
*	Evotec Biosystems AG	144,460	724,768
	Fielmann AG	29,181	2,499,117
*	FJA AG	28,590	128,540

*	FJH AG Issue 06	9,530	42,731
	Fortec Elektronik AG	2,130	117,060
	Freenet.De AG	50,400	1,340,653
	Fuchs Petrolub AG Oel & Chemie	27,952	1,383,746
*	Geratherm Medical AG	8,513	66,542
	Gerry Weber International AG	37,262	774,429
	Gesco AG	6,316	297,744
	GFK AG	45,483	1,964,437
*	GFT Technologies AG	59,238	230,439
*	GPC Biotech AG	99,031	1,578,150
	Grenkeleasing AG	27,896	1,876,231
	Grundstuecks & Baugesellschaft AG	3,567	211,164
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	209,085
	Hamborner AG	21,000	865,266
*	Hansa Group AG	35,248	68,345
	Hawesko Holdings AG	6,562	329,539
*	Herlitz AG	6,962	39,232
*	Hoeft & Wessel AG	14,884	93,253
*	Hucke AG	11,123	33,699
	Hugo Boss AG	25,100	1,056,708
	Hutschenreuther AG	2,800	40,718
	Hyrican Informations Systeme AG	4,483	46,722
*	I-D Media AG	23,140	77,677
	IFA Hotel & Touristik AG	7,000	74,735
*	IM International Media AG	152,932	198,305
	Indus Holding AG	26,409	1,025,726
*	Innovation in Traffic Systems AG	21,840	212,265
	Interseroh AG	12,506	469,820
* #	Intershop Deutschland AG	15,053	26,451
*	Intertainment AG	8,500	8,447
*	Isra Vision Systems AG	8,731	277,215
*	itelligence AG	56,089	230,425
	IVG Immobilien AG	143,237	4,308,323
*	IVU Traffic Technologies AG	37,100	77,331
	Iwka AG	74,908	2,187,744
*	Jack White Productiions AG	15,810	172,052
*	Jenoptik AG	101,045	909,819
	K & S Aktiengesellschaft AG	55,500	4,479,386
	Kampa-Haus AG	14,876	126,373
	Keramag Keramische Werke AG	13,000	970,612
#	Kloeckner-Werke AG	63,870	852,962
*	Kontron AG	114,406	1,250,566
	Krones AG	16,476	1,990,665
*	KSB AG	2,387	566,623
	KWS Kleinwanzlebener Saatzucht AG	18,120	1,790,085
*	Leica Camera AG	1,466	14,213
*	Leifheit AG	12,500	363,557
	Leoni AG	112,500	3,987,766
*	Loewe AG	22,976	464,710
	LPKF Laser & Electronics AG	26,218	212,876
*	Mania Technologie AG	26,328	108,161
	Masterflex AG	8,056	300,692
*	Maxdata AG	32,897	92,092
*	Mediclin AG	57,955	225,448

*	Medigene AG	57,456	579,309
#	Medion AG	67,750	886,716
*	Mensch und Maschine Software AG	24,609	174,462
	Mobilcom AG	151,603	3,645,027
*	Mologen AG	15,853	169,062
*	Morphosys AG	13,164	757,921
*	Mosaic Software AG	5,200	7,877
#	Muehlabauer Holdings AG & Co. KGAA	15,349	694,740
#	MVV Energie AG	128,506	3,306,166
*	MWB Wertpapierhandelshaus AG	3,516	22,924
*	MWG Biotech AG	30,700	7,776
	Nemetschek AG	23,340	538,824
*	Neschen AG	5,800	12,160
*	Net AG Infrastructure, Software & Solutions	45,649	90,172
*	Nexus AG	27,268	123,258
#	Norddeutsche Affinerie AG	102,797	3,179,160
	Norddeutsche Steingutfabrik AG	5,960	69,049
*	Nordwest Handel AG	3,244	21,072
*	November AG	9,018	39,889
	OHB Technology AG	32,604	395,114
	Oldenburgische Landesbank AG	2,863	194,468
*	Pandatel AG	5,700	6,562
	Paragon AG	22,134	464,042
*	Parsytec AG	29,615	128,842
	PC-Ware Information Technologies AG	14,056	270,157
*	Personal & Informatik AG	5,900	120,119
	Pfeiffer Vacuum Technology AG	20,981	1,363,849
* #	Pfleiderer AG	104,376	2,730,892
*	Pironet NDH AG	19,843	90,416
*	Pixelpark AG	22,213	56,261
*	Plambeck Neue Energien AG	44,654	141,779
*	Plasmaselect AG	35,172	204,592
*	Plenum AG	9,300	20,061
*	Primacom AG	48,830	297,058
*	Produkte und Syteme der Informationstechnologie AG	28,873	204,691
	Progress-Werk Oberkirch AG	6,250	272,592
*	Pulsion Medical Systems AG	20,493	144,041
*	PVATepla AG	18,750	100,887
* #	QIAGEN NV	388,783	5,748,022
* #	QSC AG	249,932	1,535,611
	Rational AG	15,083	2,438,343
*	Realtech AG	11,364	115,543
	Renk AG	19,400	849,887
* #	REpower Systems AG	16,715	889,854
	Rheinmetall Berlin AG	45,000	3,491,784
	Rhoen-Klinikum AG	55,525	2,371,914
*	Rinol AG	1,475	1,216
*	Rohwedder AG	11,172	166,528
*	Ruecker AG	17,108	166,067
* #	S.A.G. Solarstrom AG	23,948	200,249
	Sartorius AG	23,323	825,878
	Schlott Sebaldus AG	15,429	542,982
*	Secunet Security Networks AG	14,141	213,354
	Sektkellerei Schloss Wachenheim AG	15,120	185,981

*	Senator Entertainment AG	980	3,860
*	SGL Carbon AG	173,527	3,154,348
	SHB Stuttgarter Finanz - und Beteiligungs AG	18,000	698,030
*	SHS Informationssysteme AG	20,891	78,482
* #	Silicon Sensor International AG	7,954	104,102
* #	Singulus Technologies AG	107,387	1,765,968
	Sinner AG, Karlsruhe	4,160	75,620
*	SinnerSchrader AG	26,169	61,841
	Sixt AG	30,621	1,324,023
*	SM Wirtschaftsberatungs AG	16,214	154,245
	Software AG	62,591	3,473,991
	Stada Arzneimittel AG	164,610	7,097,632
	Stahl (R.) AG	12,298	395,686
*	Stoehr & Co. AG	16,000	74,069
*	Strabag AG	9,445	1,199,540
	Stratec Biomedical Systems AG	8,034	432,768
	Sued-Chemie AG	29,146	1,851,868
*	Suess Microtec AG	38,984	378,417
	Synaxon AG	9,060	86,518
	Syskoplan AG	9,363	95,879
	Syzygy AG	27,576	185,471
	Takkt AG	112,385	1,793,682
*	TDS Informationstechnologie AG	36,183	107,429
#	Techem AG	60,373	2,648,516
	Technotrans AG	15,110	430,312
*	Telegate AG	20,500	493,632
	Teles AG	26,657	174,767
*	Textilgruppe Hof AG	12,170	106,925
*	TFG Venture Capital AG & Co. KGAA	36,723	114,818
*	Tomorrow Focus AG	101,081	377,287
*	TRIA It-solutions AG	3,939	8,210
	TTL Information Technology AG	6,400	14,736
	Umweltbank AG	10,442	202,467
	United Internet AG	92,804	5,976,399
*	United Medical Systems International AG	10,753	58,640
*	Utimaco Safeware AG	35,121	489,459
*	Value Management & Research AG	42,250	272,389
*	Varetis AG	11,100	84,073
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	36,511
*	Vereinigte Deutsche Nickel-Werke AG	12,150	2,974
*	Vivacon AG	46,935	2,035,681
	Vossloh AG	29,436	1,497,520
*	W.O.M. World of Medicine AG	19,193	58,381
	Wanderer-Werke AG	7,903	428,106
*	WaveLight Laser Technologies AG	11,800	167,881
*	WCM Beteiligungs AG	617,895	262,080
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	95,094
* #	Wire Card AG	168,653	1,216,081
	Wuerttembergische Lebensversicherung AG	18,115	671,755
	Wuerttembergische Metallwarenfabrik AG	30,330	628,521
*	Zapf Creation AG	7,500	83,618
TOTAL COMMON STOCKS			178,956,978

RIGHTS/WARRANTS — (0.0%)
*	Pfleiderer AG Rights 04/13/06	104,376	63,244

TOTAL — GERMANY			179,020,222

SWEDEN — (7.2%)
COMMON STOCKS — (7.2%)
* #	Acandofrontec AB Series B	130,800	293,895
* #	Active Biotech AB	72,600	694,447
	Addtech AB Series B	52,700	717,237
*	Alfaskop AB	3,200	329
	Angpannefoereningen AB Series B	14,800	540,618
*	Anoto Group AB	238,833	723,690
	Aros Quality Group AB	13,800	251,602
*	Artimplant AB Series B	144,000	154,381
#	Axfood AB	90,450	2,247,169
#	Axis AB	183,494	1,289,888
#	Ballingslov International AB	24,700	553,399
	Beiger Electronics AB	13,300	243,340
	Beijer AB Series B	14,100	392,848
	Beijer Alma AB Series B	19,600	616,550
	Bergman & Beving AB Series B	60,400	1,062,438
	Biacore International AB	21,550	655,755
#	Bilia AB Series A	116,725	2,720,111
	Billerud AB	102,000	1,637,029
*	BioGaia AB Series B	38,000	116,608
*	Bong Ljungdahl AB	24,800	218,116
*	Boras Waefveri AB Series B	8,600	51,235
*	Boss Media AB	73,700	210,071
*	Capio AB	258,500	4,829,139
#	Capona AB	25,400	430,481
	Cardo AB	59,700	1,801,310
#	Castellum AB	94,000	3,976,761
#	Clas Ohlson AB Series B	69,300	1,285,723
	Cloetta AB Series B	22,250	665,629
	Concordia Maritime AB Series B	66,300	408,602
* #	Consilium AB Series B	12,746	80,844
#	D. Carnegie & Co. AB	148,200	3,120,601
*	Doro AB Series A	400	1,371
*	Duroc AB Series B	2,700	10,643
	Elekta AB Series B	317,200	5,233,383
	Elverket Vallentuna AB	8,650	53,865
* #	Enea Data AB Series B	1,012,000	597,702
#	Eniro AB	288,700	3,336,072
	Expanda AB	19,547	145,564
	Fabege AB	164,145	3,456,350
	Fagerhult AB	15,700	352,764
* #	Framtidsfabriken AB	2,966,000	399,859
	Geveko AB Series B	8,300	239,777
#	Gunnebo AB	91,400	1,094,312
*	Gunnebo Industrier AB	10,000	184,888
	Haldex AB	61,300	1,456,057
	Heba Fastighets AB Series B	14,500	288,566

	Hexagon AB	10,716	363,231
	Hiq International AB	104,889	620,836
	HL Display AB Series B	14,400	242,203
#	Hoganas AB Series B	46,400	1,125,968
*	IBS AB Series B	183,200	691,543
*	Industrial & Financial Systems AB Series B	487,600	760,652
*	Intentia International AB Series B	171,420	583,248
*	Intrum Justitia AB	163,100	1,486,820
*	Invik and Co. AB Series B	15,540	226,461
*	JM AB	78,000	4,957,309
	Klovern AB	189,976	690,290
	Kungsleden AB	140,300	5,332,066
	Lagercrantz Group AB Series B	59,300	229,175
*	LB Icon AB	45,330	318,652
#	Lennart Wallenstam Byggnads AB Class B	87,800	1,245,670
*	Lindex AB	214,800	3,171,599
#	Ljungberg Gruppen AB Series B	3,800	105,386
*	Lundin Mining Corp.	4,322	103,770
*	Lundin Petroleum AB	90,000	1,039,995
*	Mandator AB	390,520	123,346
	Meda AB Series A	255,575	3,740,842
*	Medivir Series B	17,250	124,029
*	Micronic Laser Systems AB	105,400	1,596,867
*	Munters AB	53,900	1,830,462
	Naerkes Elektriska AB Series B	9,750	173,381
	NCC AB Series B	118,100	3,146,402
	Nefab AB	45,200	354,009
*	Net Insight AB Series B	924,000	307,268
	New Wave Group AB Series B	107,400	1,199,692
	Nibe Industrier AB	45,700	1,572,524
#	Nobia AB	144,500	3,747,705
	Nolato AB Series B	62,040	696,989
	Observer AB	161,556	736,373
	OEM International AB Series B	14,200	333,646
* #	OMX AB	189,900	3,632,933
#	Orc Software AB	36,300	319,259
*	Ortivus AB	32,007	143,833
	Partnertech AB	28,800	434,487
	PEAB AB Series B	125,200	1,888,810
*	Pergo AB	135,000	883,996
#	Poolia AB Series B	36,150	215,828
*	Prevas AB Series B	16,000	47,865
*	Pricer AB Series B	1,561,500	226,551
*	Proact It Group AB	29,000	108,352
*	Proffice AB	215,400	522,701
#	Profilgruppen AB	10,200	111,318
	Protect Data AB	23,800	699,775
* #	PyroSequencing AB	51,940	73,023
#	Q-Med AB	34,000	1,344,546
* #	Readsoft AB Series B	48,800	181,077
*	Rederi AB Transatlantic Series B	83,600	417,544
#	Rottneros Bruk AB	366,600	345,960
	Salus Ansvar AB Series B	31,400	147,959
	Sardus AB	11,200	129,422

*	Scribona AB Series A	40,100	110,695
*	Scribona AB Series B	118,300	338,716
*	Semcon AB	36,900	323,352
*	Sigma AB Series B	25,800	48,860
*	Sintercast AB	11,800	128,022
* #	Skanditek Industrifoervaltnings AB	156,975	985,566
	Skistar AB	94,800	1,186,750
*	Studsvik AB	21,900	712,801
	Sweco AB Series B	36,000	1,035,373
* #	Switchcore AB	185,784	16,220
*	Teleca AB Series B	146,000	796,687
*	Telelogic AB	649,200	1,792,104
* #	Teligent AB	50,200	189,495
*	Ticket Travel Group AB	37,152	93,494
	Trelleborg AB Series B	202,600	4,721,307
	TV 4 AB Series A	22,400	727,637
	Uniflex AB Series B	3,630	34,955
	VBG AB Series B	271	14,022
*	Vitrolife AB	41,500	139,070
*	Wedins Skor & Accessoarer AB	113,400	218,399
	Westergyllen AB Series B	9,400	101,079
* #	Wihlborgs Fastigheter AB	32,829	998,969
	Wilh. Sonesson AB Series A	4,160	17,386
	Wilh. Sonesson AB Series B	4,160	15,917
#	WM-data AB Series B	1,005,800	3,293,047
	Xponcard Group AB	7,300	189,330
TOTAL COMMON STOCKS			121,923,920

RIGHTS/WARRANTS — (0.0%)
*	Hexagon AB Series B Rights 04/07/06	10,716	36,461

TOTAL — SWEDEN			121,960,381

NETHERLANDS — (6.8%)
COMMON STOCKS — (6.8%)
	Aalberts Industries NV	69,736	5,142,436
#	Accell Group NV	25,920	866,324
*	AFC Ajax NV	14,218	148,180
	Airspray NV	11,668	383,758
	Amsterdam Commodities NV	40,800	177,997
	Arcadis NV	56,380	2,417,320
* #	ASM International NV	122,281	2,473,242
*	Atag Group NV	4,630	1,627
	Athlon Holding NV	34,250	1,233,146
	Batenburg Beheer NV	3,000	199,047
*	Begemann Groep NV Series B	13,451	4,238
	Beter Bed Holding NV	18,206	1,025,933
	Boskalis Westminster NV	65,442	4,227,028
	Brunel International NV	62,641	2,110,351
	Buhrmann NV	252,113	4,460,663
	Crown Van Gelder NV	12,000	290,846
* #	Crucell NV	97,850	2,756,989

	DOCdata NV	19,890	206,088
*	Draka Holding NV	34,598	649,881
*	Econosto NV	32,113	177,069
	Eriks Group NV	23,084	1,200,106
* #	Exact Holding NV	66,559	2,137,489
	Fornix Biosciences NV	15,164	484,958
	Gamma Holding NV	15,705	782,034
#	Getronics NV	386,446	4,678,489
	Grolsche NV	32,100	1,196,194
	Grontmij NV	10,218	885,367
* #	Hagemeyer NV	1,576,607	7,967,293
	Heijmans NV	69,723	3,345,974
	Hitt NV	20,431	198,076
	ICT Automatisering NV	22,335	565,697
	Imtech NV	55,246	2,825,300
* #	Jetix Europe NV	131,139	2,892,375
	Kas Bank NV	42,888	1,143,431
* #	Kendrion NV	272,179	613,506
	Koninklijke Bam Groep NV	52,841	5,359,790
*	Koninklijke Frans Maas Groep NV	12,349	561,495
*	Koninklijke Ten Cate NV	16,195	1,903,724
	Koninklijke Vopak NV	63,951	2,162,235
* #	Laurus NV	178,791	749,675
	MacIntosh NV	19,099	1,749,781
*	Magnus Holdings NV Series A	130,458	126,477
*	Maverix Capital NV	1,500	69,076
	Nederlandsche Apparatenfabriek NV	15,496	583,086
	Nutreco Holding NV	87,908	5,111,401
	Oce NV	251,883	4,569,535
	OPG Groep NV Series A	35,113	3,155,225
*	Ordina NV	93,974	2,135,307
* #	Pharming Group NV	207,304	989,818
*	Punch Technix NV	2,284	38,252
	Reesink NV	2,050	222,345
	Roto Smeets de Boer NV	3,062	189,246
*	Samas-Groep NV	62,806	717,735
*	Seagull Holding NV	6,767	27,882
* #	Semiconductor Industries NV	89,295	551,885
#	Sligro Food Group NV	55,941	2,643,907
	Smit Internationale NV	20,578	1,583,537
	Stern Groep NV	1,236	55,421
	Stork NV	86,944	4,850,944
	Telegraaf Media Groep NV	148,536	3,814,292
*	Textielgroep Twenthe NV	1,000	3,030
*	Tulip Computers NV	564,097	225,590
	Twentsche Kabel Holding NV	18,585	1,117,109
*	Unit 4 Agresso NV	36,020	672,227
	United Services Group NV	69,746	5,050,199
	Univar NV	47,480	2,675,562
#	Van der Moolen Holding NV	93,421	847,964
	Wegener Arcade NV	70,830	1,175,951
TOTAL COMMON STOCKS			115,558,155

RIGHTS/WARRANTS — (0.0%)
*	Sligro Food Group NV Coupons	55,941	0

TOTAL — NETHERLANDS			115,558,155

ITALY — (6.4%)
COMMON STOCKS — (6.4%)
*	A.S. Roma SpA	153,065	94,138
	Acea SpA	163,000	2,030,636
	Acegas SpA	63,672	586,812
*	Actelios SpA	343,329	3,904,776
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	324,161	2,388,447
#	Aem Torino SpA	507,240	1,320,073
	Aeroporto de Firenze SpA	15,813	302,777
*	Alitalia Linee Aeree Italiane SpA	123,532	172,159
	Amplifon SpA	39,363	3,434,567
	Astaldi SpA	157,471	1,116,369
	Azienda Mediterranea Gas e Acqua SpA	360,014	789,677
#	Banca Finnat Euramerica SpA	532,000	767,847
#	Banca Ifis SpA	54,527	835,898
#	Banca Intermobiliare di Investimenti e Gestoni SpA	283,441	3,194,456
	Banca Popolare Dell’etruria e Del Lazio Scrl	162,995	3,306,595
	Banca Profilo SpA	234,367	739,870
#	Banco di Desio e della Brianza SpA	197,010	1,692,723
	Banco Piccolo Valellinese Scarl SpA	215,405	3,213,403
*	Beghelli SpA	369,001	288,876
	Benetton Group SpA	8,444	126,070
	Beni Stabili SpA, Roma	1,309,500	1,475,048
	Biesse SpA	52,858	696,933
	Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	10,257	431,570
	Brembo SpA	77,676	723,877
	Caltagirone Editore SpA	132,868	1,223,729
	Caltagirone SpA	178,399	1,965,204
	CAMFIN (Cam Finanziaria) SpA	36,527	90,966
	Carraro SpA	36,982	159,436
	Cembre SpA	35,755	244,814
	Cementir Cementerie del Tirreno SpA	249,704	1,800,503
	Centrale del Latte di Torino & Co. SpA	13,397	73,627
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,781,867
*	Cirio Finanziaria SpA	175,000	36,901
	Class Editore SpA	83,868	161,703
*	Coats Cucirini SpA	30,000	92,162
*	Compagnia Immobiliare Azionaria SpA	44,000	9,491
#	Credito Artigiano SpA	293,050	1,246,523
	Credito Bergamasco SpA	27,781	920,781
	Cremonini SpA	135,428	366,396
*	CSP International Industria Calze SpA	28,000	33,423
#	Danieli & C.Officine Meccaniche SpA	76,835	800,772
	Davide Campari - Milano SpA	275,990	2,431,527
	De Longhi SpA	170,086	615,268
* #	Ducati Motor Holding SpA	268,527	338,433
	Emak SpA	49,548	320,040
* #	EnerTad SpA	90,302	327,479

	Ergo Previdenza SpA	103,646	665,702
#	Esprinet SpA	53,767	904,392
#	Fiera Milano SpA	19,866	214,265
*	Fin.Part SpA	133,481	24,021
*	Finarte Casa d’Aste SpA (Milano)	56,266	48,924
* #	Finmatica SpA	35,900	99,149
	Gabetti Holding SpA	59,494	281,183
	Gefran SpA	26,849	172,772
*	Gemina SpA	602,286	2,087,469
#	Gewiss SpA	238,355	1,805,326
*	Giovanni Crespi SpA	100,201	111,229
	Granitifiandre SpA	69,588	699,101
	Gruppo Ceramiche Ricchetti SpA	107,312	211,196
#	I Grandi Viaggi SpA	84,715	226,884
*	Immobiliare Lombardia SpA	9,036,502	2,649,034
#	Immsi SpA	570,040	1,702,839
*	Impregilo SpA	986,167	4,281,421
	Industria Macchine Automatique SpA	33,671	431,711
	Industria Romagnola Conduttori Elettrici SpA	38,502	139,277
*	Intek SpA	296,998	238,986
	Interpump Group SpA	142,758	1,121,920
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	537,246
	Italmobiliare SpA	20,975	1,779,563
* #	Juventus Footbal Club SpA	117,000	218,069
	La Doria SpA	59,783	182,932
	Lavorwash SpA	25,065	78,292
	Linificio e Canapificio Nazionale SpA	54,281	206,716
	Maffei SpA	60,568	157,626
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	620,446
#	Mariella Burani Fashion Group SpA	34,516	815,655
*	Meliorbanca SpA	162,323	702,754
#	Merloni Elettrodomestici SpA	155,000	1,991,081
	Mirato SpA	30,930	348,589
	Monrif SpA	177,521	279,669
*	Montefibre SpA	260,521	101,186
	Navigazione Montanari SpA	229,100	975,892
*	Negri Bossi SpA	13,700	27,377
*	NGP SpA	17,891	7,588
*	Olidata SpA	65,584	78,127
*	Opengate Group SpA	4,000	9,259
*	Pagnossin SpA	9,000	9,434
*	Partecipazioni Italiane SpA	41,062	14,132
	Permasteelisa SpA	61,333	1,109,699
#	Pininfarina SpA	31,285	1,061,941
	Pirelli & C.Real Estate SpA	9,600	653,239
#	Poligrafici Editoriale SpA	132,000	270,981
	Premafin Finanziaria SpA Holding di Partecipazioni	443,890	1,172,690
	Premuda SpA	214,552	431,870
*	Ratti SpA	112,201	84,302
	Recordati SpA	234,576	1,836,401
*	Reno de Medici SpA	540,495	533,827
*	Richard-Ginori 1735 SpA	140,800	83,779
	Risanamento Napoli SpA	304,043	2,194,159
	Sabaf SpA	21,099	601,638

	SAES Getters SpA	20,024	582,389
*	Schiapparelli 1824 SpA, Milano	1,322,152	84,279
* #	Seat Pagine Gialle SpA, Torino	3,068,335	1,656,539
	Sirti SpA	29,967	91,516
	SISA (Societa Imballaggi Speciali Asti SpA)	72,500	228,435
*	SNIA SpA	227,590	24,106
*	Societa Partecipazioni Finanziarie SpA	522,746	546,705
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,491,555
#	Socotherm SpA	38,006	552,694
#	Sogefi SpA	216,180	1,498,521
	Sol SpA	170,478	975,128
* #	Sorin SpA	452,327	907,746
*	STA Metallurgica Italiana SpA	282,640	144,201
	Stefanel SpA	54,400	279,522
	Targetti Sankey SpA	14,500	90,671
*	Tecnodiffusione Italia SpA	3,332	8,076
* #	Tiscali SpA	717,622	2,341,546
	Tod’s Group SpA	30,476	2,352,234
	Trevi-Finanziaria Industriale SpA	79,866	558,456
*	Valentino Fashion Group SpA	150,000	4,660,801
*	Vemer Siber Group SpA	154,649	71,779
* #	Viaggi del Ventaglio SpA	94,706	102,145
	Vianini Industria SpA	57,520	232,818
	Vianini Lavori SpA	180,752	2,166,360
#	Vittoria Assicurazioni SpA	56,321	791,735
*	Zucchi (Vincenzo) SpA	144,350	559,781

TOTAL — ITALY			108,967,340

GREECE — (4.2%)
COMMON STOCKS — (4.2%)
*	A. Cambas Holding & Real Estate S.A.	77,357	207,178
	A. Kalpinis - N. Simos Steel Service Center	18,022	64,865
*	Aegek S.A.	166,635	276,655
*	Agrotiki Insurance S.A.	41,528	261,695
	Alco Hellas ABEE S.A.	72,720	133,952
*	Alfa Alfa Energy S.A.	3,810	6,418
*	Alfa-Beta Vassilopoulos S.A.	18,412	273,108
*	Alisida S.A.	2,160	5,340
	Allatini Industrial & Commercial Co. S.A.	24,130	50,004
*	Alte Technological Co. S.A.	85,048	8,245
*	Altec Information & Communication Systems S.A.	80,278	185,815
	Alumil Milonas S.A.	44,386	169,975
*	Aluminum of Attica S.A.	104,982	24,172
	Anek Lines S.A.	171,271	315,485
	Arcadia Metal Industry C. Rokas S.A.	39,819	828,055
	AS Co. S.A.	25,370	32,282
*	Aspis Bank S.A.	115,344	595,465
*	Aspis Pronia General Insurance S.A.	87,120	108,744
*	Astir Palace Vouliagmenis S.A.	77,100	704,494
	Athens Medical Center S.A.	117,974	514,683
	Athens Water Supply & Sewage Co. S.A.	53,245	512,331
	Atlantic Super Market S.A.	35,080	103,304

	Attica Holdings S.A.	210,024	1,145,336
	Attica Publications S.A.	16,674	67,086
	Atti-Kat S.A.	169,684	150,112
	Autohellas S.A.	76,340	410,758
	Babis Vovos S.A.	61,592	1,418,173
*	Balafas Construction Holdings S.A.	15,200	3,500
*	Bank of Attica S.A.	202,121	1,479,448
	Bank of Greece	43,172	5,972,132
	Benrubi S.A.	11,121	54,986
	Betanet S.A.	19,520	86,579
*	Bitros Holdings S.A.	31,022	84,587
	Blue Star Maritime S.A.	194,050	576,144
	Byte Computers S.A.	22,730	61,702
	Chipita S.A.	94,032	426,185
*	Compucon Computer Applications S.A.	11,260	6,004
	Computer Peripherals International S.A.	9,110	9,274
	Cyclon Hellas S.A	62,191	75,367
	Daios Plastics S.A.	16,350	91,144
	Delta Holdings S.A.	97,947	1,483,722
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	340,486
	Dionic S.A.	13,336	11,798
	Domiki Krittis S.A.	17,730	14,825
*	Dromeas S.A.	5,200	8,507
*	Dynamic Life S.A.	16,440	10,758
	Edrasi Psalllidas Technical Co. S.A.	58,828	79,133
	Egnatia Bank S.A.	188,067	1,435,835
	El. D. Mouzakis S.A.	31,653	34,139
	Elais Oleaginous Production S.A.	16,707	437,729
*	Elbisco Holding S.A.	56,000	278,242
	Elektrak S.A.	20,450	50,804
	Elektroniki of Athens S.A.	27,824	138,921
*	Elephant S.A.	26,310	2,551
	Elgeka S.A.	32,940	126,941
	Elmec Sport S.A.	75,336	172,550
*	Elton S.A.	41,940	51,842
*	Empedos S.A.	15,974	1,549
	ETEM S.A. Light Metals Industry	63,672	144,292
*	Ethniki General Insurance Co. S.A.	178,148	1,541,454
*	Etma Rayon S.A.	11,242	22,343
*	Euro Reliance General Insurance Co. S.A.	14,830	32,170
	Eurodrip S.A.	46,480	67,593
	Euromedica S.A.	54,540	363,521
*	European Technical S.A.	32,750	9,128
	Everest S.A.	54,190	117,550
	Evrofarma S.A.	21,460	41,870
	F.G. Europe SA Common Registered Shares	4,536	17,810
*	Fanco S.A.	10,110	3,308
*	Forthnet S.A.	33,900	386,170
	Fourlis S.A.	97,540	1,297,886
	Frigoglass S.A.	77,530	1,071,090
	G.Polyhronos S.A.	10,580	14,104
	Galaxidi Fish S.A.	12,940	14,113
	General Commercial & Industry SA	24,060	21,285
*	Geniki Bank	127,174	1,698,366

	Germanos S.A.	182,750	3,880,099
	Goody’s S.A.	17,740	252,820
*	Gregorys Mikrogeumata S.A.	17,620	19,004
	Halkor S.A.	194,506	725,997
	Hatziioannou S.A.	54,200	63,712
	Hellas Can Packaging Manufacturers S.A.	30,452	269,395
*	Hellenic Cables S.A.	55,596	160,351
	Hellenic Duty Free Shops S.A.	80,020	1,557,383
	Hellenic Fabrics S.A.	32,310	137,043
	Hellenic Sugar Industry S.A.	35,750	177,628
	Hellenic Technodomiki S.A.	439,219	3,789,766
	Heracles General Cement Co.	93,293	1,472,012
	Hermes Real Estate S.A.	126,034	1,050,818
*	Hippotour S.A.	13,891	13,972
	Hyatt Regency S.A.	130,260	1,771,150
	Iaso S.A.	136,880	769,678
	Iktinos Hellas S.A.	6,500	12,052
	Inform P. Lykos S.A.	28,260	168,496
*	Informatics S.A.	3,778	1,419
*	Intersat S.A.	19,392	8,225
	Intertech S.A.	18,056	64,987
	Intracom Constructions S.A.	105,050	142,582
	Intracom S.A.	310,826	2,237,459
*	Ionian Hotel Enterprises S.A.	16,914	205,383
*	Ipirotiki Software & Publications S.A.	22,110	51,981
*	J Boutaris & Son Holding S.A.	48,870	41,456
	J&P-Avax S.A.	146,816	1,046,169
*	Karatzis S.A.	26,110	59,170
	Karelia Tobacco Co., Inc. S.A.	5,810	763,936
	Kathimerini S.A.	21,240	169,883
	Katselis Sons S.A.	35,610	171,754
	Kego S.A.	32,045	60,581
*	Kekrops S.A.	4,254	92,382
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	8,544
*	Klonatex Group S.A. Bearer Shares	20,351	22,689
	Kordellou Brothers S.A.	12,300	19,079
	Lambrakis Press S.A.	118,587	477,119
	Lampsa Hotel Co.	42,101	323,469
*	Lan-Net S.A.	126,887	209,126
	Lavipharm S.A.	80,764	102,768
	Lazarides Vineyards S.A.	18,326	26,872
*	Logic Dis S.A.	218,940	156,541
*	Loulis Mills S.A.	32,582	106,214
	Mailis (M.J.) S.A.	113,544	459,581
*	Maritime Company of Lesvos S.A.	201,279	297,584
*	Maxim S.A.	16,360	4,956
	Medicon Hellas S.A.	2,860	14,973
*	Mesochoritis Bros. Construction Co. S.A.	23,700	12,350
	Metka S.A.	67,130	753,319
	Michaniki S.A.	146,195	460,635
	Minerva Knitwear SA	5,140	9,904
	Minoan Lines S.A.	202,569	859,196
	MLS Multimedia S.A.	8,300	8,952
	Mochlos S.A.	196,609	69,096

*	Multirama S.A.	10,990	90,564
	Mytilineos Holdings S.A.	94,570	2,665,719
	N. Levederis S.A.	8,355	9,821
	N.B.G. Real Estate Development Co.	163,170	1,020,332
*	Naoussa Spinning Mills S.A.	76,407	25,000
	Naytemporiki S.A.	26,080	53,413
	Neochimiki Lv Lavrentiadis S.A.	70,050	852,301
*	Neorion-Syro’s Shipyards S.A.	27,210	42,207
	Newsphone Hellas Audiotex S.A.	55,010	266,657
*	Nexans Hellas S.A.	3,003	8,188
	Nikas S.A.	39,687	246,246
	Notos Com.Holdings S.A.	99,854	425,951
	Pantechniki S.A.	84,860	320,855
*	Pegasus Publishing & Printing S.A.	75,590	218,934
	Persefs S.A. Health Care	23,592	19,727
	Petros Petropoulos S.A.	7,360	44,240
*	Petzetakis S.A.	49,310	108,757
*	Pilias S.A.	51,791	24,478
	Pipeworks L. Girakian Profil S.A.	11,730	16,347
*	Piraeus Leasing S.A.	5,765	43,874
*	Prodeftiki Technical Co.	32,257	9,773
*	Promota Hellas S.A.	8,860	2,470
	Rilken S.A.	1,982	12,154
*	Sanyo Hellas S.A.	132,841	207,670
	Sarantis S.A.	62,350	652,832
	Sato S.A.	48,224	112,790
*	Selected Textile Industry Assoc. S.A.	73,159	62,061
	Sfakianakis S.A.	17,390	111,693
*	Sheet Steel S.A.	25,850	11,278
*	Shelman Hellenic-Swiss Wood S.A.	41,042	83,061
	Silver and Baryte Ores Mining Co. S.A.	56,301	668,642
	Spyroy Agricultural House S.A.	51,698	86,458
*	Stabilton S.A.	27,530	2,669
	Technical Olympic S.A.	238,420	1,444,654
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,540
	Teletypos S.A. Mega Channel	49,517	320,440
	Terna Tourist Technical & Maritime S.A.	90,680	1,184,627
*	Themeliodomi S.A.	37,422	16,780
	Thrace Plastics Co. S.A.	91,730	228,997
	Uncle Stathis S.A.	21,848	176,334
	Unisystems S.A.	76,200	185,610
	Vardas S.A.	26,020	70,948
*	Varvaressos S.A. European Spinning Mills	7,200	4,363
*	Veterin S.A.	29,744	52,266
	Viohalco S.A.	426,755	4,302,821
	Vioter S.A.	94,820	151,679
*	Vis Container Manufacturing Co.	4,259	13,110
*	Zampa S.A.	830	10,762
TOTAL COMMON STOCKS			71,550,970

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	20,140

TOTAL — GREECE			71,571,110

FINLAND — (4.2%)
COMMON STOCKS — (4.2%)
	Alandsbanken AB Series B	11,590	357,456
*	Aldata Solutions Oyj	163,235	500,478
	Amanda Capital Oyj	43,220	152,415
	Amer Group Oyj Series A	207,210	4,228,673
	Aspo Oyj	42,300	434,185
	Aspocomp Group Oyj	28,826	122,265
	Basware Oyj	23,350	383,422
*	Benefon Oyj	270,600	101,658
*	Biohit Oyj	9,400	26,200
*	Biotie Therapies Oyj	72,754	51,137
	Capman Oyj Series B	12,485	44,634
*	Componenta Oyj	14,200	105,487
	Comptel Oyj	285,691	585,106
*	Efore Oyj	82,940	195,997
	Elcoteq Network Oyj	58,510	1,311,047
*	Elecster Oyj	2,200	18,716
	Elektrobit Group Oyj	146,020	424,693
	eQ Oyj	110,000	478,562
	Etteplan Oyj	8,900	64,066
*	Evox Rifa Group Oyj	189,210	18,344
	Finnair Oyj	137,950	2,161,581
*	Finnlines Oyj	78,360	1,548,816
	Fiskars Oyj AB Series A	89,628	1,103,542
#	F-Secure Oyj	381,928	1,407,040
	HK Ruokatalo Oyj Series A	58,610	720,213
	Honkarakenne Oyj Series B	3,830	31,562
#	Huhtamaki Oyj	249,650	4,719,625
	Ilkka-Yhtyma Oyj	23,200	363,528
*	Incap Oyj	28,500	71,839
*	J.W. Suominen Yhtyma Oyj	17,955	77,244
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	4,500	76,129
#	KCI Konecranes Oyj	255,800	4,401,900
#	Kemira GrowHow Oyj	25,160	179,893
#	Kemira Oyj	180,600	3,147,226
	Laennen Tehtaat Oyj	13,320	369,973
#	Lassila & Tikanoja Oyj	86,576	1,710,159
	Lemminkainen Oyj	41,550	1,755,293
	Leo Longlife Oyj	12,330	79,044
	Martela Oyj	1,060	9,442
	Metsaemarkka Oyj Series B	14,032	144,541
#	M-Real Oyj Series B	367,000	2,432,790
	New Kyro Corp. Oyj	91,340	512,499
#	Nokian Renkaat Oyj	160,500	2,830,019
*	Nordic Aluminium Oyj	2,900	62,907
*	Okmetic Oyj	24,204	78,902
#	Okobank Class A	101,080	1,638,976
#	Olvi Oyj Series A	11,570	419,934
	Orion-Yhtyma Oyj Series A	26,000	625,754
	Orion-Yhtyma Oyj Series B	16,000	385,661

#	Perlos Oyj	113,411	949,696
#	PK Cables Oyj	41,390	596,388
*	Pmj Automec Oyj	72,810	88,235
#	Ponsse Oyj	70,560	1,162,917
	Poyry Oyj	134,840	1,437,980
*	Proha Oyj	82,532	47,008
#	Raisio Group P.L.C. Series V	375,423	964,513
#	Rakentajain Koneuokrammo Oyj	34,560	561,216
#	Ramirent Oyj	72,540	2,402,528
#	Rapala VMC Oyj	85,640	665,252
	Raute Oyj Series A	7,590	150,019
	Rocla Oyj	9,800	154,509
*	Satama Interactive Oyj	99,200	117,812
#	Scanfil Oyj	97,879	449,552
#	Sponda Oyj	118,111	1,259,576
	SSH Communications Oyj	72,650	150,551
#	Stockmann Oyj AB	35,550	1,400,149
	Stockmann Oyj Abp Series B	77,188	3,094,330
*	Stonesoft Corp.	49,279	32,845
	SysOpen Digia Oyj	47,220	264,947
#	Talentum Oyj	104,900	512,309
	Tecnomen Holding Oyj	149,370	537,615
#	Teleste Corp. Oyi	43,099	563,560
	Tieto-X Oyj	18,900	97,342
	Tulikivi Oyj	19,110	277,903
	Turkistuottajat Oyj	7,090	96,661
#	Uponor Oyj Series A	192,000	5,021,159
* #	Vacon Oyj	36,137	1,009,426
#	Vaisala Oyj Series A	28,400	929,252
*	Viking Line AB	10,710	294,623
	Wartsila Corp. Oyj Series B	35,000	1,297,899
	YIT Oyj	61,000	1,654,403

TOTAL — FINLAND			70,912,748

NORWAY — (4.1%)
COMMON STOCKS — (4.1%)
#	Acta Holding ASA	364,000	1,449,646
* #	Aker Yards ASA	28,121	2,098,262
	Aktiv Kapital ASA	57,017	1,026,612
	Arendals Fosse Kompani ASA	100	19,073
*	Birdstep Technology ASA	50,000	96,893
*	Blom ASA	48,367	202,218
	Bonheur ASA	16,850	2,031,174
*	Consorte Group ASA	30,000	38,910
*	Corrocean ASA	63,321	41,933
	Det Norske Oljeselskap ASA	422,076	3,110,698
	DOF ASA	112,506	772,517
	EDB Elektronisk Data Behandling ASA	149,417	1,424,952
	Ekornes ASA	56,490	1,163,658
* #	Eltek ASA	77,442	1,276,205
	Expert ASA	49,850	673,176
*	Fara ASA	56,000	24,353

	Farstad Shipping ASA	60,790	953,090
* #	Fast Search & Transfer ASA	402,000	1,502,838
* #	Fjord Seafood ASA	1,525,483	1,859,834
	Ganger Rolf ASA	12,090	1,270,136
	Gresvig ASA	4,590	31,517
	Home Invest ASA	15,077	0
* #	Ignis ASA	934,282	169,647
*	Independent Oil Tools ASA	75,603	34,608
	Itera Consulting Group ASA	148,000	94,171
	Kongsberg Gruppen ASA	49,500	1,132,965
*	Kverneland ASA	23,108	289,132
#	Leroy Seafood Group ASA	59,000	1,039,810
* #	Merkantildata ASA	793,521	427,418
	Natural ASA	10,143	37,919
* #	Nera ASA	315,753	732,337
*	Nordic Semiconductor ASA	51,200	542,969
* #	Northern Offshore, Ltd.	513,400	278,102
*	Ocean Rig ASA	500,262	3,595,328
	Odfjell ASA Series A	91,700	1,532,158
	Olav Thon Eiendomsselskap ASA	12,630	1,300,850
*	Opticom ASA	16,200	374,496
*	Otrum ASA	17,800	61,111
	P4 Radio Hele Norge ASA	40,200	164,392
* #	Petrolia Drilling ASA	650,000	343,170
* #	Photocure ASA	33,362	244,351
	Prosafe ASA	88,380	4,618,858
*	Q-Free ASA	56,000	155,518
	Rieber and Son ASA Series A	72,054	566,220
*	Scana Industrier ASA	222,423	200,919
* #	Sinvest ASA	140,520	2,578,358
* #	Software Innovation ASA	39,943	167,608
	Solstad Offshore ASA	59,900	955,132
	Sparebanken Midt-Norge	130,450	1,567,526
#	Steen and Stroem ASA	19,512	788,983
*	Synnove Finden ASA	16,200	71,686
#	Tandberg ASA Series A	217,280	1,964,392
*	Tandberg Data ASA	122,130	171,820
*	Tandberg Storage ASA	48,450	37,334
* #	Tandberg Television ASA	253,830	5,325,565
*	Telecomputing ASA	72,463	191,286
*	Tgs-Nopec Geophysical Co. ASA	79,110	4,846,598
#	Tomra Systems ASA	616,328	4,937,320
*	TTS Marine ASA	29,000	146,027
*	Tybring-Gjed ASA	585,146	682,147
	Veidekke ASA	54,646	2,176,301
#	Visma ASA	80,193	1,541,797
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,096,680

TOTAL — NORWAY			69,250,704

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
	Abengoa SA	92,728	2,273,307

	Adolfo Dominguez SA	15,221	744,836
* #	Amper SA	62,917	664,869
* #	Avanzit SA	17,275	57,361
* #	Azkoyen SA	54,599	490,953
#	Banco de Andalucia SA	9,800	1,192,964
	Banco de Credito Balear SA	35,424	1,269,834
#	Banco Guipuzcoano SA	125,019	3,804,294
*	Baron de Ley SA	7,980	456,163
	Bodegas Riojanas SA	7,799	88,747
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	1,047,044
#	Campofrio Alimentacion SA	92,800	1,634,048
	Cementos Portland SA	16,881	1,768,538
	Compania de Distribucion Integral Logista SA	29,600	1,668,358
	Compania Vinicola del Norte de Espana SA	15,600	255,217
	Coporacion Financiera Reunida SA	21,703	373,736
*	Dogi International Fabrics SA	20,913	106,190
	Duro Felguera SA	26,700	769,763
	Electnor SA	91,500	2,716,680
*	Ercros SA	1,103,370	1,176,671
*	Espanola del Zinc SA	29,250	65,222
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,931	1,223,553
#	Faes Farma SA	101,818	2,251,846
*	Federico Partenina SA	1,190	13,022
	Funespana SA	19,671	219,314
	Grupo Catalana Occidente SA	22,301	2,944,441
	Grupo Empresarial Ence SA	47,252	1,620,533
	Hullas del Coto Cortes SA	8,666	111,321
	Iberpapel Gestion SA	24,657	553,989
	Inbesos SA	10,669	170,667
	Indo Internacional SA	37,172	427,948
	Inmobiliaria del Sur SA	457	105,226
	Inmobiliaria Urbis SA	80,282	1,882,567
*	Inmobiopres Holding SA	15,750	18,132
	Lingotes Especiales SA	22,080	223,695
*	LSB (La Seda de Barcelona SA) Series B	194,578	570,638
* #	Mecalux SA	42,192	1,336,556
	Miquel y Costas y Miquel SA	8,512	264,279
	Natra SA	57,966	552,840
*	Natraceutical SA	384,137	605,175
*	Nicolas Correa SA	15,750	90,280
	Obrascon Huarte Lain SA	99,822	2,322,623
	Pescanova SA	26,443	910,082
#	Prim SA	21,846	413,792
	Prosegur Cia de Seguridad SA	59,129	1,494,025
* #	Service Point Solutions SA	29,390	111,836
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	121,667	657,596
#	Sol Melia SA	112,700	1,748,176
#	SOS Cuetara SA	250,916	3,496,854
	Tavex Algodonera SA	64,235	280,237
*	Tecnocom Telecomunicaciones y Energia SA	30,595	291,053
* #	Tele Pizza SA	479,353	1,289,614
	Tubacex SA	370,608	1,971,654
	Tubos Reunidos SA	97,094	1,400,202

	Unipapel SA	44,264	1,099,653
	Uralita SA	338,493	1,780,290
* #	Urbanizaciones y Transportes SA	113,406	427,413
*	Urbanizaciones y Transportes SA Issue 06	52,522	197,949
	Vidrala SA, Alava	47,040	1,252,416
	Viscofan Industria Navarra de Envolturas Celulosicas SA	131,944	1,872,397
#	Zeltia SA	425,809	3,374,768
TOTAL COMMON STOCKS			64,203,447

RIGHTS/WARRANTS — (0.0%)
*	Faes Farma SA Rights 04/12/06	101,818	282,560

TOTAL — SPAIN			64,486,007

BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	74,360	4,897,678
*	Arinso International NV	29,855	700,083
	Associated Weavers International	5,057	66,554
#	Banque Nationale de Belgique	710	2,778,721
#	Barco NV	36,337	3,102,283
#	Bekaert SA	41,401	4,264,627
	Brantano NV	5,881	389,487
#	Brederode SA	12,180	409,602
	Carrieres Unies Porphyre SA	45	120,792
	CFE (Compagnie Francois d’Entreprises)	2,080	2,165,249
#	Cofinimmo SA	17,021	2,836,214
	Commerciale de Brasserie SA COBRHA	115	209,045
*	Compagnie du Bois Sauvage	87	30,670
#	Compagnie Maritime Belge SA	55,208	1,653,203
	Cumerio	9,586	250,692
#	Deceuninck SA	63,700	2,037,955
	D’Ieteren NV SA	9,062	2,711,418
#	Distrigaz	57	284,247
	Dolmen Computer Applications NV	13,340	177,020
#	Duvel Moorgat NV	7,474	329,962
*	Econocom Group SA	38,283	306,197
#	Euronav SA	41,185	1,115,995
	EVS Broadcast Equipment SA	5,500	268,675
#	Exmar NV	10,515	1,298,478
	Floridienne NV	2,033	192,169
*	ICOS Vision Systems Corp. NV	19,613	1,005,155
*	Image Recognition Integrated Systems Group SA	3,234	167,152
*	Immobel (Cie Immobiliere de Belgique SA)	7,453	392,891
*	Innogenetics NV	75,886	1,038,262
*	Integrated Production & Test Engineering NV	9,275	60,583
*	International Brachtherapy SA	16,544	164,401
*	Ion Beam Application SA	48,283	613,792
	Ipso-Ilg SA	11,877	130,978
	Kinepolis	6,020	217,402
	Lotus Bakeries NV	1,323	242,096

	Melexis NV	70,385	1,130,179
	Nord-Sumatra Investissements SA	650	520,674
	Omega Pharma SA	63,035	3,861,484
*	Option NV	19,807	1,997,070
*	Papeteries Catala SA	315	40,884
	Picanol	16,120	283,259
#	Quick Restaurants SA	27,247	886,573
*	Real Software SA	55,542	23,558
	Recticel SA	47,637	493,585
*	Resilux NV	2,623	127,148
	Rosier SA	655	102,396
	Roularta Media Group NV	9,837	634,795
	Sapec SA	3,635	374,433
*	Sapec SA VVPR	75	318
#	Sioen Industries NV	40,931	450,391
	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,685	365,514
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	763,139
*	Spector Photo Group SA	5,408	9,831
*	Systemat-Datarelay SA	14,672	94,592
	Ter Beke NV	2,281	185,204
	Tessenderlo Chemie NV	66,759	2,518,490
	Unibra SA	1,600	201,847
	Van De Velde NV	3,757	819,530
#	VPK Packaging Group SA	9,786	350,084
	Warehouses De Pauw SCA	10,753	599,430
*	Zenitel	20,197	85,176

TOTAL — BELGIUM			53,549,312

DENMARK — (3.1%)
COMMON STOCKS — (3.1%)
#	Aktieselskabet Ringkjoebing Bank	3,170	397,421
*	Alk-Abello A.S.	15,055	2,205,270
*	Alm. Brand A.S.	28,360	1,644,178
#	Amagerbanken A.S.	4,754	1,505,456
	Ambu International A.S. Series B	7,460	125,993
#	Amtssparekassen Fyn A.S.	2,343	608,789
	Arkil Holdings A.S. Series B	470	81,669
*	Auriga Industries A.S. Series B	29,250	850,263
#	Bang & Olufsen Holding A.S. Series B	26,387	3,055,301
* #	Bavarian Nordic A.S.	4,930	362,677
*	Brodrene Hartmann A.S. Series B	5,865	145,725
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	80,061
	Bryggerigruppen A.S.	8,515	864,249
#	Dalhoff, Larsen & Hornemann A.S. Series B	2,270	405,502
	Dampskibsselskabet Torm A.S.	49,460	2,305,210
	Dantherm Holding A.S.	9,100	214,281
	Danware A.S.	5,185	101,885
*	Denka Holding A.S.	375	158,336
	DFDS A.S., Copenhagen	11,760	773,458
	DiskontoBanken A.S.	1,433	468,917
#	East Asiatic Co., Ltd.	37,723	1,549,891

	EDB Gruppen A.S.	4,580	224,619
	FLSmidth & Co. A.S.	73,180	2,935,376
#	Fluegger A.S. Series B	3,288	410,613
#	Forstaedernes Bank A.S.	9,672	1,319,380
*	Genmab A.S.	51,429	1,628,610
*	Glostrup Plade Vaerksted Industri A.S.	1,700	77,300
	Glunz & Jensen A.S.	2,870	40,782
#	H&H International A.S. Series B	1,140	254,185
	Hadsten Bank A.S.	555	145,559
	Harboes Bryggeri A.S.	5,750	197,026
	Hedegaard (Peder P.) A.S.	1,110	123,477
	Hojgaard Holding A.S. Series B	2,500	148,186
* #	IC Co. A.S.	3,510	208,908
*	Incentive A.S.	3,575	10,740
*	ITH Industri Invest A.S.	3,600	137,387
#	Kjobenhavns Sommer Tivoli A.S.	655	386,120
#	Lan & Spar Bank A.S.	3,800	224,626
*	Lastas A.S. Series B	4,600	77,690
	Lollands Bank A.S.	750	49,328
*	Maconomy A.S.	6,000	9,744
*	Neurosearch A.S.	9,160	279,658
#	NKT Holding A.S.	46,745	2,960,562
	Nordjyske Bank A.S.	1,725	481,828
#	Norresundby Bank A.S.	535	278,021
*	NTR Holdings A.S.	2,530	36,156
	Ostjydsk Bank A.S.	1,350	235,677
	Per Aarsleff A.S. Series B	2,945	227,171
*	Pharmexa A.S.	49,340	206,725
#	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	1,689,564
	Roblon A.S. Series B	400	45,796
	Rockwool A.S.	24,520	3,125,824
* #	RTX Telecom A.S.	11,800	212,706
	Salling Bank A.S.	750	98,899
	Sanistal A.S. Series B	2,686	335,870
* #	SAS Danmark A.S.	34,300	476,250
	Satair A.S.	5,325	223,384
	Schouw & Co. A.S.	17,785	866,462
*	SDC Dandisc A.S.	6,000	58,950
#	Simcorp A.S.	9,040	1,457,780
	Sjaelso Gruppen A.S.	3,888	1,553,230
	SKAKO Industries A.S.	3,130	161,131
	Skjern Bank A.S.	2,230	264,364
*	Sondagsavisen A.S.	32,665	434,982
	Spar Nord Bank A.S.	8,430	1,783,801
#	Sparbank Vest A.S.	7,985	570,561
	Sparekassen Faaborg A.S.	661	363,895
#	Sydbank A.S.	81,720	2,561,298
	Thrane & Thrane A.S.	5,258	218,592
*	TK Development A.S.	54,956	535,477
*	Topdanmark A.S.	28,300	3,547,955
	Treka A.S.	8,498	288,428
	Vestfyns Bank A.S.	340	60,736
#	Vestjysk Bank A.S.	12,995	586,672

TOTAL — DENMARK			52,742,593

IRELAND — (2.8%)
COMMON STOCKS — (2.8%)
	Abbey P.L.C.	78,993	1,026,206
*	Aminex P.L.C.	317,183	167,205
*	Ardagh P.L.C.	14,262	69,134
*	Datalex P.L.C.	207,726	211,457
	DCC P.L.C.	267,838	6,231,961
	Donegal Creameries P.L.C.	26,085	131,819
*	Dragon Oil P.L.C.	1,391,261	5,058,027
	FBD Holdings P.L.C.	126,910	6,067,282
	Fyffes P.L.C.	897,420	2,414,349
	Glanbia P.L.C.	550,644	1,728,311
	Greencore Group P.L.C.	513,889	2,397,626
*	Horizon Technology Group P.L.C.	236,352	303,610
	IAWS Group P.L.C.	343,118	5,950,239
	IFG Group P.L.C.	191,334	486,926
	Independent News & Media P.L.C.	645,069	2,087,222
*	Iona Technologies P.L.C.	89,446	368,545
	Irish Intercontental Group P.L.C.	87,193	1,294,402
*	IWP International P.L.C.	39,611	1,680
*	Kenmare Resources P.L.C.	1,733,857	1,449,819
	Kingspan Group P.L.C.	185,024	2,825,205
	McInerney Holdings P.L.C.	97,080	1,510,588
	Paddy Power P.L.C.	123,744	1,979,472
	Qualceram Shires P.L.C.	40,136	61,772
	Readymix P.L.C.	256,299	698,845
	United Drug P.L.C.	724,296	3,300,314
*	Waterford Wedgwood P.L.C.	4,903,020	279,263

TOTAL — IRELAND			48,101,279

AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
*	Admiral Sportwetten AG	3,905	89,441
	Agrana Beteiligungs AG	12,192	1,240,949
#	Andritz AG	27,387	3,989,001
	Austria Email AG	715	3,986
* #	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft AG	42,784	438,116
	Bank Fuer Kaernten und Steiermark AG	520	61,315
* #	Betandwin.com Interactive Entertainment AG	40,984	4,765,524
	Boehler-Uddeholm AG	26,152	5,387,721
	BWT AG	24,819	867,122
*	CA Immobilien Anlagen AG	134,542	3,464,720
*	Christ Water Techology AG	24,819	406,642
	Constantia-Verpackungen AG	21,263	932,791
* #	Conwert Immobilien Invest AG	54,426	982,752
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	68,060
	Flughafen Wien AG	32,850	2,572,888

	Frauenthal Holding AG	977	283,564
	Lenzing AG	3,948	918,463
	Manner (Josef) & Co. AG	870	50,607
	Mayr-Melnhof Karton AG	11,760	2,102,087
	Oberbank AG	7,077	750,427
	Palfinger AG	11,176	910,815
* #	RHI AG	65,590	2,131,806
	Rosenbauer International AG	2,134	170,166
*	S&T System Integration & Technology Distribution AG	5,233	182,639
* #	Schoeller-Bleckmann Oilfield Equipment AG	23,403	775,959
*	Sparkassen Immobilien AG	56,326	606,140
	UBM Realitaetenentwicklung AG	1,440	82,018
	Uniqa Versicherungen AG	88,000	2,852,711
*	Wolford AG	4,900	119,356

TOTAL — AUSTRIA			37,207,786

PORTUGAL — (0.9%)
COMMON STOCKS — (0.9%)
	Cin Corporacao Industrial do Norte SA	1,000	6,459
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	425,751
*	Fibras Sinteticas de Portugal SA	195,903	45,107
	Finibanco Holdings SGPS SA	144,239	445,732
* #	Gescartao SGPS SA	29,221	490,452
	Ibersol SGPS SA	20,401	185,423
* #	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,260,583
*	Investimentos Participacoes e Gestao SA Inapa	43,702	177,418
	Jeronimo Martins SGPS SA	170,757	2,952,934
	Mota-Engil SGPS SA	302,687	1,551,620
* #	Novabase SGPS	56,005	484,592
* #	ParaRede SGPS SA	545,591	185,130
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,256,319
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	542,245
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	326,002
*	Sociedade Construcoes Soares da Costa SA	41,273	104,536
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,702,742
* #	Sonaecom SGPS SA	429,985	2,193,748
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	80,608
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	137,552
	Teixeira Duarte Engenharia e Construcoes SA	616,973	1,248,631
*	Tertir Terminais de Portugal SA	9,467	66,541

TOTAL — PORTUGAL			15,870,125

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (16.6%)
Repurchase Agreement, Deutsche Bank Securities 4.60%, 04/03/06 (Collateralized by $44,946,000 U.S. Treasury Note 4.25%, 11/15/13, valued at $43,856,817) to be repurchased at $43,013,075	$42,997	42,996,593
Repurchase Agreement, Mizuho Securities USA 4.62%, 04/03/06 (Collateralized by $269,034,027 U.S. STRIPS, rates ranging from 0% to 9.875%, maturities ranging from 11/15/06 to 02/15/29, valued at $132,600,023) to be repurchased at $130,050,050	130,000	130,000,000
Repurchase Agreement, Morgan Stanley & Co. 4.40%, 04/03/06 (Collateralized by $301,767,000 U.S. STRIPS 6.125%, 11/15/27, valued at $102,000,264) to be repurchased at $100,036,667	100,000	100,000,000
Repurchase Agreement, PNC Capital Markets, Inc. 4.60%, 04/03/06 (Collateralized by $9,223,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,796,436) to be repurchased at $8,669,322	8,666	8,666,000
TOTAL TEMPORARY CASH INVESTMENTS		281,662,593

TOTAL INVESTMENTS - (100.0%)
(Cost $1,186,677,064)##		$1,700,542,858

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which four are included in this document.

Security Valuation Note

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the  International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolios’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

As of March 31, 2006, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$1,549,287,177
The Asia Pacific Small Company Series	593,268,915
The United Kingdom Small Company Series	651,947,603
The Continental Small Company Series	1,186,677,464

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS- INVESTMENT TRUST

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	5-25-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerard Melia

Gerard Melia
Treasurer, Chief Financial and
Accounting Officer and Principal
Financial Officer

Date:	5-25-06

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	5-25-06